                              SEASONS SERIES TRUST

                               ------------------

                               SEMIANNUAL REPORT
                               SEPTEMBER 30, 1999

                                     [LOGO]

DEAR INVESTOR:

  We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for your SEASONS SELECT VARIABLE ANNUITY issued by Anchor National Life Insurance Company. The report covers the six months from March 31, 1999 to September 30, 1999 -- a period that saw U.S. equities reach record highs before declining for little gain.

  In order to help you better understand the environment in which your SEASONS SELECT investment performed, enclosed is a recap of the global, U.S. equity and U.S. fixed income markets for the six-month period. Also included are six-month outlooks provided by seven of SEASONS SELECT'S world-class money managers:
Putnam Investment Management, Inc., T. Rowe Price Associates, Inc., Janus Capital Corporation, SunAmerica Asset Management Corp., Wellington Management Company, LLP, Goldman Sachs Asset Management, and Lord, Abbett & Co.

GLOBAL MARKET OVERVIEW

  The global economy saw general signs of growth acceleration during the six months ended September 30, 1999, although investors were increasingly concerned that central banks would raise interest rates to ward off inflation. Japan's emerging economic recovery and a vigorous rebound in much of the rest of Asia made these markets the star performers for the period. U.S. dollar weakness in the latter half of the period enhanced the returns of dollar-based investors in international equities.

  Outlook from Putnam Investment Management

  "WE EXPECT MODERATE, STEADY GROWTH FOR THE U.S. ECONOMY IN THE MONTHS AHEAD. OVERSEAS, FASTER ECONOMIC GROWTH IN CONTINENTAL EUROPE AND EAST ASIA IS IMPROVING THE EQUITY INVESTMENT CLIMATE IN THOSE REGIONS AND CREATING ATTRACTIVE OPPORTUNITIES AMONG SELECT ISSUES. WE ARE NOT POSITIVE ON THE UNITED KINGDOM IN THE SHORT TERM DUE TO THAT MARKET'S SHARPLY RISING INTEREST RATES AND GENERALLY HIGH VALUATIONS."

  Outlook from Lord, Abbett & Co.

  "ONGOING CORPORATE RESTRUCTURING IN GERMANY AND FRANCE SHOULD BOLSTER CONFIDENCE IN THE EUROPEAN ECONOMY AND HELP EXPAND PROFIT MARGINS. WE EXPECT A MODERATE INCREASE IN THE EURO'S VALUE, WHICH SHOULD THEN FILTER THROUGH INTO CORPORATE EARNINGS AND IMPROVED MARGINS ON EXPORTS. WE WILL CONTINUE TO MONITOR ECONOMIC DEVELOPMENTS IN JAPAN, AS WE FEEL THAT COUNTRY'S FULL ECONOMIC RECOVERY HINGES LARGELY ON GOVERNMENT SPENDING."

U.S. EQUITY MARKET OVERVIEW

  During the semiannual period, the U.S. economy continued its longest peacetime expansion in history. Although consumer-price inflation remained virtually nonexistent, in two separate pre-emptive strikes against higher prices the Federal Reserve increased short-term interest rates, nearly reversing last year's cumulative 0.75% easing.

  In the markets, robust corporate profits and signs of a recovery in Asia drove U.S. equities to all-time highs in midsummer, but by the end of September they had retreated in the face of rising interest rates, with the S&P 500 returning a scant 0.3% for the entire six months. The stock market experienced a rotation and broadening in leadership early in the period as value and smaller-

                                                                ----------------
capitalization issues bested large-cap growth stocks for the first time in years. By the period's end, however, leadership had once again narrowed to the best-known large-cap growth names.

  Outlook from SunAmerica Asset Management Corp.

  "WE CONTINUE TO BELIEVE THAT WE ARE IN A MODEST GROWTH, LOW INFLATION PERIOD. AS WE ENTER THE NINTH YEAR OF THIS ECONOMIC EXPANSION INFLATION SHOULD REMAIN BENIGN, AND THE TORRID PACE OF THE DOMESTIC ECONOMY WILL SLOW OVER THE COMING MONTHS. VOLATILITY IN THE MARKETS WILL CONTINUE, HOWEVER, AS THE TUG OF WAR BETWEEN INFLATIONARY FEARS AND SLOWER GROWTH PERSISTS."

  Outlook from Janus Capital Corporation

  "LOOKING FORWARD, WE ARE SOMEWHAT CONCERNED ABOUT THE CONTINUED PACE OF ECONOMIC GROWTH IN THE U.S. AND THE RECENT INCREASES IN LONG-TERM INTEREST RATES THAT HAVE ACCOMPANIED IT. WE CONTINUE TO SEE EXCITING OPPORTUNITIES IN SUCH RAPIDLY GROWING AREAS OF THE ECONOMY AS CELLULAR COMMUNICATIONS, CABLE, MEDIA AND MEDICAL TECHNOLOGY."

  Outlook from T. Rowe Price Associates, Inc.

  "U.S. ECONOMIC GROWTH REMAINS STRONG BUT COULD DECELERATE OVER THE NEXT SIX MONTHS AS A RESULT OF HIGHER MORTGAGE AND LENDING RATES. NEVERTHELESS, RECENT OIL AND GOLD PRICE INCREASES COULD CONTINUE TO SPARK INFLATION FEARS AND PUSH INTEREST RATES MODESTLY HIGHER. AS YEAR-END APPROACHES, THERE MAY BE ADDITIONAL VOLATILITY IN THE FINANCIAL MARKETS."

U.S. FIXED INCOME MARKET OVERVIEW

  When interest rates rise, bond market prices decline. In addition to the June 30th increase in short-term interest rates, the Federal Reserve raised interest rates by an additional 25 basis points on August 24th. This shift toward more restrictive monetary conditions biased all interest rates upward. Thus, the past six months provided a difficult environment for fixed income investments.

  Outlook from Wellington Management Company

  "WE BELIEVE THAT THE ECONOMIC BACKDROP WILL REMAIN FAVORABLE IN THE U.S. ACCELERATING GLOBAL GROWTH WILL BENEFIT THE TOP LINE OF MANY U.S. COMPANIES. CONTINUED LOW INFLATION WILL LIMIT THE EXTENT OF FUTURE FEDERAL RESERVE RATE HIKES TO 50 BASIS POINTS--A GOOD PORTION OF WHICH HAS ALREADY BEEN DISCOUNTED BY THE MARKET."

  Outlook from Goldman Sachs Asset Management

  "WE DO NOT BELIEVE THE GROWTH IN GLOBAL GDP IS IN DANGER OF ACCELERATING TOO MUCH FOR THE SAFETY OF THE FINANCIAL MARKETS. A COMBINATION OF Y2K-RELATED PROBLEMS IS LIKELY TO REDUCE GROWTH MOMENTUM IN DEVELOPED ECONOMIES NEXT YEAR, AND THERE IS SUFFICIENT EXCESS CAPACITY IN THE WORLD TO PREVENT ANY RISE IN UNDERLYING GLOBAL INFLATION. FOR THESE REASONS, WE DO NOT FORESEE A RISE IN U.S. INFLATION SIGNIFICANT ENOUGH TO BRING THE PRESENT CYCLE TO AN END."

  As a SEASONS SELECT VARIABLE ANNUITY investor, you have the opportunity to take advantage of the combined experience of our highly regarded money managers. With the ups-and-downs of the markets, it is reassuring to remember that the SEASONS SELECT VARIABLE ANNUITY provides a layer of automatic money manager diversification that can help reduce risk and potentially produce more consistent returns.

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2

  Finally, we want to thank you for choosing SEASONS SELECT to help build your Personal Retirement Portfolio. We appreciate the confidence you have placed in your money managers and in the SEASONS SELECT VARIABLE ANNUITY, and look forward to our continuing relationship with you.

Sincerely,

[ELI BROAD SIGNATURE]

Eli Broad
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
ANCHOR NATIONAL LIFE INSURANCE COMPANY

November 18, 1999

---------------------
Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including currency fluctuations, political and social instability, differing securities regulations and accounting standards, and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Investments in securities related to gold and other precious metals and minerals are considered speculative and are impacted by a host of worldwide economic, financial and political factors. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities is not guaranteed by the U.S. government or any other entity.

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

COMMON STOCK -- 69.7%
                                                                SHARES        VALUE
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.0%
APPAREL & TEXTILES -- 0.1%
Oakley, Inc.+ ..............................................      13,000   $    80,438

AUTOMOTIVE -- 0.2%
Ford Motor Co. .............................................       1,400        70,262
General Motors Corp. .......................................       1,000        62,938

RETAIL -- 6.7%
Abercrombie & Fitch Co.+ ...................................       6,400       218,000
Amazon.com, Inc.+ ..........................................      23,650     1,886,087
Beyond.com Corp.+ ..........................................       3,600        44,100
Costco Wholesale Corp.+ ....................................       3,510       252,720
Dayton Hudson Corp. ........................................       1,700       102,106
eBay, Inc.+ ................................................       3,220       454,221
Gap, Inc. ..................................................       8,400       268,800
Home Depot, Inc. ...........................................       8,810       604,586
Sotheby's Holdings, Inc., Class A+ .........................       3,400        87,763
Stamps.com, Inc. ...........................................       2,600        90,350
Staples, Inc.+ .............................................      20,002       436,294
Sunglass Hut International, Inc.+ ..........................      14,200       149,987
Talbots, Inc. ..............................................       5,300       238,169
Ticketmaster Online-Citysearch, Inc., Class B+ .............       4,500       108,844
Wal-Mart Stores, Inc. ......................................       2,000        95,125
                                                                           -----------
                                                                             5,250,790
                                                                           -----------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.0%
Philip Morris Cos., Inc. ...................................       1,100        37,606

HOUSEHOLD PRODUCTS -- 0.2%
Yankee Candle Co., Inc.+ ...................................       6,200       119,738
                                                                           -----------
                                                                               157,344
                                                                           -----------

ENERGY -- 5.0%
ENERGY SERVICES -- 2.1%
Baker Hughes, Inc. .........................................       2,500        72,500
BJ Services Co.+ ...........................................      11,300       359,481
Global Marine, Inc.+ .......................................       5,500        90,406
Halliburton Co. ............................................       3,200       131,200
Offshore Logistics, Inc.+ ..................................       8,700        89,719
Precision Drilling Corp.+ ..................................       8,900       206,369
Schlumberger Ltd. ..........................................       3,100       193,169
Transocean Offshore, Inc. ..................................       5,000       153,125
Weatherford International, Inc.+ ...........................       7,800       249,600

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4

COMMON STOCK (CONTINUED)
                                                                SHARES        VALUE
--------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 2.9%
Chevron Corp. ..............................................       1,200   $   106,500
Diamond Offshore Drilling, Inc. ............................       4,500       150,188
Enron Corp. ................................................      31,625     1,304,531
Exxon Corp. ................................................         800        60,750
Mobil Corp. ................................................       1,500       151,125
Royal Dutch Petroleum Co. GDR ..............................       2,000       118,125
Smith International, Inc.+ .................................       6,400       259,200
                                                                           -----------
                                                                             3,695,988
                                                                           -----------

FINANCE -- 3.9%
BANKS -- 1.6%
Bank of America Corp. ......................................       1,500        83,531
Bank of New York Co., Inc. .................................       2,000        66,875
Chase Manhattan Corp. ......................................       1,600       120,600
Fifth Third Bancorp ........................................       4,020       244,592
First Union Corp. ..........................................         650        23,116
Firstar Corp. ..............................................      16,136       413,485
Hamilton Bancorp, Inc.+ ....................................       1,600        34,000
Mellon Bank Corp. ..........................................       3,000       101,250
Summit Bancorp. ............................................       1,350        43,790
Telebanc Financial Corp.+ ..................................       2,160        49,680

FINANCIAL SERVICES -- 2.3%
American Express Co. .......................................       6,195       834,002
Capital One Financial Corp. ................................       3,600       140,400
Citigroup, Inc. ............................................       2,250        99,000
E*TRADE Group, Inc.+ .......................................       6,505       152,868
Fannie Mae .................................................       1,000        62,688
Merrill Lynch & Co., Inc. ..................................       1,500       100,781
Morgan Stanley, Dean Witter & Co. ..........................       3,000       267,562
Paine Webber Group, Inc. ...................................         900        32,625
Raymond James Financial, Inc. ..............................       1,300        25,919
                                                                           -----------
                                                                             2,896,764
                                                                           -----------

HEALTHCARE -- 6.4%
DRUGS -- 1.7%
Abbott Laboratories, Inc. ..................................       1,000        36,750
Alkermes, Inc.+ ............................................       6,100       175,756
Amgen, Inc.+ ...............................................       1,000        81,500
Biogen, Inc.+ ..............................................       2,000       157,625
Centocor, Inc.+ ............................................       2,600       152,262
Cephalon, Inc.+ ............................................       9,800       176,094
Merck & Co., Inc. ..........................................       1,200        77,775
Millenium Pharmaceuticals, Inc.+ ...........................       2,200       143,000
Pfizer, Inc. ...............................................       3,000       107,813
Warner-Lambert Co. .........................................       2,000       132,750

HEALTH SERVICES -- 0.3%
Bally Total Fitness Holding Corp.+ .........................       6,400       195,600
Genzyme Corp.--Surgical Products+ ..........................         268         1,508

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                SHARES        VALUE
--------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
Sunrise Assisted Living, Inc.+ .............................       2,500   $    66,406

MEDICAL PRODUCTS -- 4.4%
Affymetrix, Inc.+ ..........................................       1,700       167,344
Genzyme Corp.+ .............................................       2,500       112,656
Johnson & Johnson Co. ......................................       1,600       147,000
MedImmune, Inc.+ ...........................................       1,600       159,450
Medtronic, Inc. ............................................      25,624       909,652
MiniMed, Inc.+ .............................................       4,520       444,090
Myriad Genetics, Inc.+ .....................................       5,400        91,800
Nanogen, Inc.+ .............................................       4,500        32,625
PE Corp.-PE Biosystems Group ...............................       2,365       170,871
QLT PhotoTherapeutics, Inc.+ ...............................       2,000       152,875
Schering-Plough Corp. ......................................      20,780       906,527
                                                                           -----------
                                                                             4,799,729
                                                                           -----------

INDUSTRIAL & COMMERCIAL -- 4.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Heico Corp., Class A .......................................       8,200       157,850

BUSINESS SERVICES -- 1.7%
Amdocs Ltd.+ ...............................................       2,900        60,900
DSET Corp.+ ................................................       9,100       133,656
Exodus Communications, Inc.+ ...............................       5,065       364,997
Global Industries Ltd.+ ....................................       2,700        21,938
Invitrogen Corp.+ ..........................................       1,500        50,438
Kroll O'Gara Co. ...........................................       5,500        91,781
Mobile Mini, Inc.+ .........................................       7,000       153,125
Paychex, Inc. ..............................................       2,400        81,900
PSInet, Inc.+ ..............................................       5,235       188,296
RCM Technologies, Inc.+ ....................................       3,100        33,325
Sylvan Learning Systems, Inc.+ .............................       3,500        67,812

MACHINERY -- 0.1%
United Technologies Corp. ..................................         900        53,381

MULTI-INDUSTRY -- 2.6%
Mannesmann AG+ .............................................       4,048       646,091
Tyco International Ltd. ....................................      12,495     1,290,109

TRANSPORTATION -- 0.1%
Oshkosh Truck Corp. ........................................       3,000        79,875
                                                                           -----------
                                                                             3,475,474
                                                                           -----------

INFORMATION & ENTERTAINMENT -- 7.6%
BROADCASTING & MEDIA -- 6.8%
Cablevision Systems Corp., Class A+ ........................       8,705       633,289
CBS Corp.+ .................................................       1,500        69,375
Cinar Corp., Class B+ ......................................       4,400       133,100
Clear Channel Communications, Inc.+ ........................       5,688       454,329
Cox Communications, Inc., Class A+ .........................      10,520       439,210
DoubleClick, Inc.+@ ........................................       5,900       702,837

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6

COMMON STOCK (CONTINUED)
                                                                SHARES        VALUE
--------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Infinity Broadcasting Corp., Class A+ ......................       1,120   $    32,830
Lamar Advertising Co.+ .....................................       2,955       146,273
Liberty Digital, Inc., Class A+ ............................       1,990        46,392
MediaOne Group, Inc.+ ......................................       2,000       136,625
Outdoor Systems, Inc.+ .....................................       6,425       229,694
Proxim, Inc.+ ..............................................       3,000       138,000
Time Warner, Inc. ..........................................      21,608     1,312,686
USA Networks, Inc.+ ........................................       2,000        77,500
ValueVision International, Inc., Class A+ ..................       4,000       104,000
VoiceStream Wireless Corp. .................................       4,415       272,488
Ziff-Davis, Inc.+ ..........................................       9,800       158,025

ENTERTAINMENT PRODUCTS -- 0.1% .............................
Mattel, Inc. ...............................................       2,660        50,540

LEISURE & TOURISM -- 0.7%
Carnival Corp., Class A ....................................       1,240        53,940
McDonald's Corp. ...........................................       1,600        68,800
Outback Steakhouse, Inc.+ ..................................       9,075       231,129
Royal Caribbean Cruises Ltd. ...............................       3,500       157,500
Steiner Leisure Ltd.+ ......................................         600        15,000
                                                                           -----------
                                                                             5,663,562
                                                                           -----------

INFORMATION TECHNOLOGY -- 31.2%
COMMUNICATION EQUIPMENT -- 4.3%
Clarent Corp.+ .............................................       1,900        96,781
IXnet, Inc.+ ...............................................       6,800       102,850
Lucent Technologies, Inc. ..................................       3,200       207,600
Nokia Corp., Class A ADR ...................................      24,800     2,227,350
Redback Networks, Inc.+ ....................................         900        97,200
Rhythms Netconnections, Inc.+ ..............................       2,600        89,700
UnitedGlobal.com, Class A+ .................................       5,285       378,538

COMPUTERS & BUSINESS EQUIPMENT -- 4.5%
Cisco Systems, Inc.+ .......................................      17,535     1,202,243
Dell Computer Corp.+ .......................................       4,000       167,250
EMC Corp.+ .................................................      16,565     1,183,362
Hewlett-Packard Co. ........................................         300        27,600
Honeywell, Inc. ............................................         400        44,525
International Business Machines Corp. ......................       3,000       364,125
Micron Technology, Inc.+ ...................................       2,000       133,125
Network Appliance, Inc. + ..................................       2,900       207,713

ELECTRONICS -- 6.1%
Applied Materials, Inc.+ ...................................       8,245       642,079
ASM Lithography Holdings NV+ ...............................       6,465       433,559
Conexant Systems, Inc.+ ....................................       6,770       491,883
General Electric Co. .......................................       3,500       414,969
Intel Corp. ................................................       4,000       297,250
Kulicke & Soffa Industries, Inc.+ ..........................       4,700       114,269
Lattice Semiconductor Corp.+ ...............................       5,800       172,188
Linear Technology Corp. ....................................       2,500       146,953

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                SHARES        VALUE
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Maxim Integrated Products, Inc.+ ...........................       2,070   $   130,604
Motorola, Inc. .............................................       2,000       176,000
National Semiconductor Corp.+ ..............................       9,900       301,950
Pittway Corp., Class A .....................................       5,140       161,910
Texas Instruments, Inc. ....................................       9,270       762,457
Vitesse Semiconductor Corp.+ ...............................       3,860       329,547

SOFTWARE -- 9.3%
Allaire Corp.+ .............................................       1,000        56,000
America Online, Inc.+ ......................................       4,125       429,000
AnswerThink Consulting Group, Inc.+ ........................       4,100        39,463
At Home Corp., Series A+ ...................................       2,600       107,738
BrightStar Information Technology Group, Inc.+ .............       1,600         5,300
BroadVision, Inc.+ .........................................       2,000       266,125
CheckFree Holdings Corp.+ ..................................       4,100       168,612
Clarify, Inc.+ .............................................       4,100       206,281
CMGI, Inc.+ ................................................       1,400       143,500
Critical Path, Inc. ........................................       1,400        56,481
Cybersource Corp.+ .........................................       2,600       143,975
E.piphany, Inc. ............................................       1,200        58,500
Engage Technologies, Inc.+ .................................       3,400       128,138
Entrust Technologies, Inc.+ ................................       6,000       134,625
Fundtech Ltd.+ .............................................       1,600        35,700
Inktomi Corp.+ .............................................       3,235       388,301
Internet Capital Group, Inc.+ ..............................       1,600       140,600
Legato Systems, Inc.+ ......................................       4,400       191,812
Lycos, Inc.+ ...............................................       3,200       160,400
Macromedia, Inc.+ ..........................................       2,200        89,925
Micromuse, Inc.+ ...........................................       2,700       173,475
Microsoft Corp.+ ...........................................      13,320     1,206,292
Netgravity, Inc.+ ..........................................       1,800        59,513
Netopia, Inc.+ .............................................       2,700       107,663
Portal Software, Inc.+ .....................................       2,100        81,375
Real Networks, Inc.+ .......................................       1,400       146,387
Sapient Corp.+ .............................................       5,105       481,146
Sun Microsystems, Inc.+ ....................................       3,215       298,995
Vignette Corp.+ ............................................       2,900       262,450
Yahoo!, Inc.+ ..............................................       6,280     1,127,260

TELECOMMUNICATIONS -- 7.0%
Carrier Access Corp.+ ......................................       1,150        48,084
Comcast Corp., Class A .....................................      32,385     1,291,352
Comverse Technology, Inc.+ .................................         705        66,490
Copper Mountain Networks, Inc.+ ............................         600        52,575
Covad Communications Group, Inc.+ ..........................       2,100        91,547
GST Telecommunications, Inc.+ ..............................       4,100        28,828
JDS Uniphase Corp.+ ........................................       4,350       495,084
Level 3 Communications, Inc.+ ..............................       9,945       519,316
NEXTLINK Communications, Inc., Class A+ ....................       5,365       278,142
NTL, Inc.+ .................................................       3,000       288,281
Powerwave Technologies, Inc.+ ..............................       5,000       241,094
Qwest Communications International, Inc.+ ..................       2,600        76,863

----------------
8

COMMON STOCK (CONTINUED)
                                                                SHARES        VALUE
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Sprint Corp. (PCS Group) ...................................       5,835   $   435,072
USWeb Corp.+ ...............................................       3,600       123,525
VeriSign, Inc.+ ............................................       4,755       506,408
Vodafone AirTouch PLC ADR ..................................       2,415       574,166
Vodafone Group PLC .........................................       5,581       131,710
                                                                           -----------
                                                                            23,249,149
                                                                           -----------

MATERIALS -- 0.3%
CHEMICALS -- 0.1%
du Pont (E.I.) de Nemours & Co. ............................       1,000        60,875

FOREST PRODUCTS -- 0.1%
Georgia-Pacific Group ......................................       1,600        64,800

METALS & MINERALS -- 0.1%
Alcoa, Inc. ................................................       2,100       130,331
                                                                           -----------
                                                                               256,006
                                                                           -----------

UTILITIES -- 3.4%
ELECTRIC UTILITIES -- 0.1%
GPU, Inc. ..................................................       1,000        32,625
PECO Energy Co. ............................................       2,000        75,000

GAS & PIPELINE UTILITIES -- 0.1%
Coastal Corp. ..............................................       2,000        81,875

TELEPHONE -- 3.2%
AT&T Corp. .................................................       3,500       152,250
AT&T Corp. - Liberty Media Group, Class A+ .................      52,538     1,950,473
GTE Corp. ..................................................         600        46,125
MCI WorldCom, Inc.+ ........................................       2,000       143,750
SBC Communications, Inc. ...................................       1,200        61,275
                                                                           -----------
                                                                             2,543,373
                                                                           -----------
TOTAL COMMON STOCK (cost $41,014,740).......................                51,988,179
                                                                           -----------

PREFERRED STOCK -- 0.0%
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
SOFTWARE -- 0.0%
Concentric Network Corp., Series B 13.50%(1) (cost
  $3,926)...................................................           5         4,550
                                                                           -----------

BONDS & NOTES -- 24.4%                                        PRINCIPAL
                                                                AMOUNT
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.4%

AUTOMOTIVE -- 0.0%
Accuride Corp., Series B 9.25% 2008 ........................  $    5,000         4,600
Delco Remy International, Inc. 8.63% 2007 ..................      10,000         9,275
Dura Operating Corp. 9.00% 2009* ...........................       5,000         4,737

                                                                ----------------

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE (CONTINUED)
Federal-Mogul Corp. 8.80% 2007 .............................  $   10,000   $     9,787
LDM Technologies, Inc., Series B 10.75% 2007 ...............       5,000         4,300

HOUSING -- 0.1%
Engle Homes, Inc., Series C 9.25% 2008 .....................       5,000         4,350
Falcon Building Products, Inc., Series B zero coupon
  2007(2) ..................................................      10,000         7,100
Henry Co., Series B 10.00% 2008 ............................      10,000         6,675
Nortek, Inc., Series B 9.25% 2007 ..........................      10,000         9,750
Standard Pacific Corp. 8.50% 2007 ..........................      10,000         9,525
Toll Corp. 8.13% 2009 ......................................       5,000         4,688
Webb (Del E.) Corp. 10.25% 2010 ............................       5,000         4,687

RETAIL -- 0.3%
Amazon.com, Inc. zero coupon 2008(2) .......................     199,000       133,330
Disco SA 9.88% 2008 ........................................       5,000         4,400
Duane Reade, Inc. 9.25% 2008 ...............................      20,000        20,150
J.C. Penney Co., Inc. 7.40% 2037 ...........................      35,000        34,239
Kroger Co. 7.38% 2005 ......................................      25,000        24,663
Mattress Discounters Corp. 12.63% 2007*(3) .................      10,000         9,675
Stater Brothers Holdings, Inc. 10.75% 2006* ................      15,000        15,319
                                                                           -----------
                                                                               321,250
                                                                           -----------

CONSUMER STAPLES -- 0.3%
FOOD, BEVERAGE & TOBACCO -- 0.3%
Aurora Foods, Inc., Series B 8.75% 2008 ....................       5,000         4,750
B & G Foods Corp. 9.63% 2007 ...............................      10,000         9,250
Chiquita Brands International, Inc. 10.00% 2009 ............       5,000         4,538
Del Monte Foods Co., Series B zero coupon 2007*(2) .........       8,000         5,990
Nash Finch Co., Series B 8.50% 2008 ........................      10,000         8,962
Panamerican Beverages, Inc. 8.13% 2003 .....................      30,000        28,736
Seagram (Joseph E) & Sons, Inc. 7.50% 2018 .................      35,000        33,512
Vlasic Foods International, Inc. 10.25% 2009* ..............      15,000        13,425
Whitman Corp. 6.38% 2009 ...................................      65,000        59,909

HOUSEHOLD PRODUCTS -- 0.0%
Purina Mills, Inc. 9.00% 2010 ..............................      10,000         1,975
Revlon Worldwide Corp. zero coupon 2001 ....................      10,000         5,600
Royster Clark, Inc. 10.25% 2009* ...........................      10,000         9,425
                                                                           -----------
                                                                               186,072
                                                                           -----------

ENERGY -- 0.6%
ENERGY SERVICES -- 0.1%
ICO, Inc., Series B 10.38% 2007 ............................       5,000         4,163
Pride Petroleum Services, Inc. 9.38% 2007 ..................      10,000         9,775
Tuboscope Vetco International, Inc. 7.50% 2008 .............      10,000         8,686

ENERGY SOURCES -- 0.5%
Abraxas Petroleum Corp., Series D 11.50% 2004 ..............      10,000         6,950
Calpine Corp. 8.75% 2007 ...................................      10,000        10,042
Conoco, Inc. 5.90% 2004 ....................................      40,000        38,741
Conoco, Inc. 6.95% 2029 ....................................      45,000        41,760
Cross Timbers Oil Co., Series B 9.25% 2007 .................       5,000         4,950

----------------
10

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Energy Corp. of America, Series A 9.50% 2007 ...............  $   15,000   $    13,369
Enron Corp. 6.75% 2004 .....................................      50,000        48,974
Kelley Oil & Gas Corp. 14.00% 2003* ........................       7,000         6,983
Newfield Exploration Co., Series B 7.45% 2007 ..............      40,000        37,499
Petroleos Mexicanos 9.38% 2008* ............................      35,000        35,656
Petroleos Mexicanos 9.50% 2027* ............................      30,000        28,800
Sonat, Inc. 6.88% 2005 .....................................      65,000        62,713
YPF Sociedad Anonima, Series C 10.00% 2028 .................      50,000        53,576
                                                                           -----------
                                                                               412,637
                                                                           -----------

FINANCE -- 4.5%
BANKS -- 1.0%
Banc One Corp. 8.00% 2027 ..................................      18,000        18,239
Bank One Corp. 7.25% 2004 ..................................      60,000        60,422
Bank One Corp. 7.38% 2002 ..................................      25,000        25,375
Banponce Financial Corp., Series C 6.75% 2001 ..............      35,000        34,867
Credit National 7.00% 2005 .................................      80,000        78,236
First Republic Bancorp 7.75% 2012 ..........................      25,000        23,058
First Union-Lehman Brothers Commercial Mortgage Corp. 6.60%
  2007 .....................................................     115,000       112,099
Korea Development Bank 7.13% 2001 ..........................      15,000        14,751
National City Corp. 7.20% 2005 .............................      80,000        79,846
National Westminster Bank PLC 7.38% 2009 ...................      45,000        44,947
NBD Bank SA 8.25% 2024 .....................................      25,000        27,003
NCNB Co. 9.38% 2009 ........................................      32,000        36,413
Royal Bank Scotland Group PLC 6.40% 2009 ...................     110,000       101,598
United States Bancorp 7.50% 2026 ...........................     100,000       102,074
Werner Holdings Co., Inc., Series A 10.00% 2007 ............       5,000         4,738
Western Financial Savings Bank 8.88% 2007 ..................      10,000         8,850

FINANCIAL SERVICES -- 2.6%
Aesop Funding Corp. 6.14% 2006* ............................      60,000        57,197
Aesop Funding II LLC 6.22% 2001* ...........................      50,000        49,845
Aesop Funding II LLC 6.40% 2003* ...........................      50,000        49,852
Allstate Financing II 7.83% 2045 ...........................      24,000        21,926
American General Finance Corp., Series E 6.25% 2002 ........     100,000        98,344
Arcadia Financial Ltd. 11.50% 2007 .........................       5,000         3,813
Arcadia Financial Ltd. 11.50% 2007(3) ......................       5,000         3,988
Asset Securitization Corp. 6.66% 2041 ......................      50,000        48,872
Associates Corp. of North America, Series G 7.63% 2004 .....      60,000        61,747
Chase Credit Card Master Trust 6.19% 2005* .................      60,000        59,556
Citigroup, Inc. 6.63% 2028 .................................     120,000       105,403
Crown Castle International Corp. zero coupon 2007(2) .......      15,000        10,556
CS First Boston Mortgage Securities Corp. 7.24% 2029 .......      70,000        69,917
Dime Capital Trust I, Series A 9.33% 2027 ..................      20,000        19,897
Equitable Cos., Inc. 7.00% 2028 ............................      60,000        54,019
Finova Capital Corp. 6.63% 2001 ............................      50,000        49,929
Finova Capital Corp., Series C 6.39% 2002 ..................      40,000        39,242
Fleet Mortgage Group, Inc., Series A 6.84% 2003 ............      30,000        29,981
Ford Motor Credit Co. 7.02% 2000 ...........................      50,000        50,478
G E Capital Mortgage Services, Inc. 6.25% 2023 .............       4,887         4,866
General Electric Capital Corp. 8.70% 2007 ..................      50,000        55,178

                                                                ----------------

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
General Motors Acceptance Corp. 7.63% 2003 .................  $   60,000   $    61,618
Liberty Financial Cos., Inc. 6.75% 2008 ....................      65,000        60,638
Popular North America, Inc. 6.63% 2002 .....................      35,000        34,375
Principal Financial Group 8.20% 2009* ......................     120,000       120,971
Private Export Funding Corp. 6.31% 2004 ....................     100,000        99,733
Private Export Funding Corp. 6.62% 2005 ....................     120,000       121,003
Private Export Funding Corp. 7.03% 2003 ....................      35,000        35,812
Private Export Funding Corp. 7.30% 2002 ....................     125,000       127,930
RBF Finance Co. 11.38% 2009 ................................      10,000        10,500
Sprint Capital Corp. 6.13% 2008 ............................      70,000        65,085
Sun Canada Financial Co. 6.63% 2007* .......................      65,000        61,812
Tembec Finance Corp. 9.88% 2005 ............................       5,000         5,150
Tembec Industries, Inc. 8.63% 2009 .........................       5,000         4,913
Toyota Motor Credit Corp. 5.63% 2003 .......................      70,000        67,542
U.S. West Capital Funding, Inc. 6.25% 2005 .................      90,000        85,828

INSURANCE -- 0.9%
AAG Holding Co., Inc. 6.88% 2008 ...........................      60,000        54,974
Abbey National PLC 6.69% 2005 ..............................     100,000        97,242
American Financial Group, Inc. 7.13% 2009 ..................      25,000        22,737
CIGNA Corp. 7.40% 2007 .....................................      45,000        44,784
CIGNA Corp. 7.88% 2027 .....................................      19,000        18,494
Florida Windstorm Underwriting Associates, Inc. 7.13%
  2019* ....................................................     140,000       131,119
Jackson National Life Insurance Co. 8.15% 2027* ............      22,000        22,041
Lumbermens Mutual Casualty Co. 8.30% 2037* .................      40,000        36,376
Metropolitan Life Insurance Co. 7.70% 2015* ................      60,000        60,174
Prudential Insurance Co. America 6.88% 2003* ...............      65,000        65,002
                                                                           -----------
                                                                             3,232,975
                                                                           -----------

HEALTHCARE -- 0.4%
HEALTH SERVICES -- 0.2%
Beverly Enterprises, Inc. 9.00% 2006 .......................       5,000         4,300
Columbia/HCA Healthcare Corp. 7.25% 2008 ...................      10,000         8,751
HEALTHSOUTH Corp. 6.88% 2005 ...............................      60,000        55,637
Lifepoint Hospitals Holdings, Inc. 10.75% 2009* ............       5,000         4,975
Tenet Healthcare Corp. 7.88% 2003 ..........................      20,000        19,350
Tenet Healthcare Corp., Series B 8.13% 2008 ................      10,000         9,122
Triad Hospitals Holdings, Inc. 11.00% 2009* ................      10,000         9,975

MEDICAL PRODUCTS -- 0.2%
Alaris Med, Inc. zero coupon 2008(2) .......................      10,000         5,288
Allegiance Corp. 7.00% 2026 ................................     120,000       119,228
Beckman Instruments, Inc. 7.10% 2003 .......................      40,000        38,797
Beckman Instruments, Inc. 7.45% 2008 .......................       5,000         4,648
Mediq PRN Life Support Services, Inc. 11.00% 2008 ..........      10,000         7,625
Owens & Minor, Inc. 10.88% 2006 ............................      10,000        10,200
                                                                           -----------
                                                                               297,896
                                                                           -----------

----------------
12

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 0.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
K & F Industries, Inc., Series B 9.25% 2007 ................  $   10,000   $     9,600
SCL Term Aereo Santiago SA 6.95% 2012* .....................     100,000        91,217

BUSINESS SERVICES -- 0.4%
Allied Waste North America, Inc., Series B 7.63% 2006 ......      10,000         9,000
Boise Cascade Office Products Corp. 7.05% 2005 .............     105,000        97,615
Federal Express Corp. 6.72% 2022 ...........................      79,800        75,549
Fisher Scientific International, Inc. 9.00% 2008 ...........       5,000         4,625
Iron Mountain, Inc. 8.75% 2009 .............................       5,000         4,700
Neenah Foundry Co., Series F 11.13% 2007 ...................       5,000         4,712
USA Waste Services, Inc. 7.13% 2007 ........................      70,000        63,234
WMX Technologies, Inc. 7.00% 2006 ..........................       5,000         4,524
World Color Press, Inc. 8.38% 2008 .........................       5,000         4,925

MACHINERY -- 0.0%
Grove Worldwide, Inc. LLC 9.25% 2008 .......................      10,000         6,200
Johnstown America Industries, Inc., Series C 11.75% 2005 ...       5,000         5,125
Numatics, Inc., Series B 9.63% 2008 ........................       5,000         4,275
Westinghouse Air Brake Co., Series B 9.38% 2005 ............       5,000         5,056

MULTI-INDUSTRY -- 0.0%
American Standard, Inc. 7.63% 2010 .........................       5,000         4,500

TRANSPORTATION -- 0.0%
AMR Corp. 9.88% 2020 .......................................      30,000        35,202
                                                                           -----------
                                                                               430,059
                                                                           -----------

INFORMATION & ENTERTAINMENT -- 0.9%
BROADCASTING & MEDIA -- 0.6%
Adelphia Communications Corp., Series B 8.38% 2008 .........       5,000         4,713
Allbritton Communications Co., Series B 8.88% 2008 .........      10,000         9,550
AMC Entertainment, Inc. 9.50% 2009 .........................      20,000        16,700
American Media Operations, Inc. 10.25% 2009* ...............       5,000         4,850
Benedek Communications Corp. zero coupon 2006(2) ...........      10,000         8,737
Cablevision SA 13.75% 2009* ................................       5,000         4,625
Century Communications Corp., Series B zero coupon 2008 ....      20,000         8,400
Charter Communications Holdings 8.63% 2009* ................      15,000        14,100
Comcast Cable Communications Corp. 8.50% 2027 ..............      15,000        15,857
Echostar DBS Corp. 9.38% 2009* .............................      30,000        29,587
Emmis Communications Corp., Series B 8.13% 2009 ............       5,000         4,738
Falcon Holding Group LP, Series B 8.38% 2010 ...............      10,000         9,825
Frontiervision Holdings LP zero coupon 2007(2) .............      10,000         8,463
Frontiervision Holdings LP zero coupon 2007(2) .............       5,000         4,281
Granite Broadcasting Corp. 8.88% 2008 ......................      10,000         9,650
LIN Holdings Corp. zero coupon 2008(2) .....................      25,000        16,937
Multicanal SA 13.13% 2009* .................................      20,000        18,700
News America Holdings, Inc. 8.00% 2016 .....................     135,000       132,756
Price Communications Wireless, Inc., Series B 9.13% 2006 ...      10,000        10,150
RCN Corp. zero coupon 2008(2) ..............................      15,000         9,000
Scholastic Corp. 7.00% 2003 ................................      35,000        34,593
Sullivan Graphics, Inc. 12.75% 2005 ........................      10,000        10,250
TV Guide, Inc. 8.13% 2009 ..................................      10,000         9,437
Viacom, Inc. 7.75% 2005 ....................................      40,000        40,560

                                                                ----------------

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Young Broadcasting, Inc., Series B 8.75% 2007 ..............  $    5,000   $     4,875

ENTERTAINMENT PRODUCTS -- 0.0%
Bell Sports, Inc., Series B 11.00% 2008 ....................      15,000        15,056
True Temper Sports, Inc. 10.88% 2008 .......................      15,000        13,913

LEISURE & TOURISM -- 0.3%
Aztar Corp. 8.88% 2007 .....................................      10,000         9,400
Continental Airlines, Inc. 6.47% 2004 ......................      38,219        37,015
Continental Airlines, Inc. 6.65% 2017 ......................      39,139        35,657
Dunlop Standard Aerospace Holdings PLC 11.88% 2009* ........      10,000        10,075
Hollywood Casino Corp. 11.25% 2007* ........................      15,000        15,150
Loews Cineplex Entertainment Corp. 8.88% 2008 ..............      15,000        13,575
Station Casinos, Inc. 8.88% 2008 ...........................      10,000         9,725
Tricon Global Restaurants, Inc. 7.65% 2008 .................       5,000         4,953
                                                                           -----------
                                                                               605,853
                                                                           -----------

INFORMATION TECHNOLOGY -- 0.6%
COMMUNICATION EQUIPMENT -- 0.0%
L-3 Communications Corp., Series B 8.00% 2008 ..............       5,000         4,688
Verio, Inc. 11.25% 2008 ....................................       5,000         5,100

ELECTRONICS -- 0.0%
Advanced Micro Devices, Inc. 11.00% 2003 ...................      10,000         9,000
Amphenol Corp. 9.88% 2007 ..................................       5,000         5,038
SCG Holdings & Semiconductor Co. 12.00% 2009* ..............      15,000        15,337

SOFTWARE -- 0.1%
Concentric Network Corp. 12.75% 2007 .......................      10,000        10,050
Exodus Communications, Inc. 11.25% 2008 ....................      10,000        10,150
PSInet, Inc. 10.00% 2005 ...................................      10,000         9,562
PSInet, Inc. 11.00% 2009 ...................................       5,000         4,938
PSInet, Inc. 11.50% 2008 ...................................       5,000         5,050

TELECOMMUNICATIONS -- 0.5%
Alaska Communications Systems 9.38% 2009* ..................      10,000         9,425
AMSC Acquisition, Inc., Series B 12.25% 2008 ...............       5,000         3,600
Bresnan Communications Group zero coupon 2009*(2) ..........      10,000         6,550
BTI Telecom Corp. 10.50% 2007 ..............................       5,000         4,200
Clearnet Communications, Inc. zero coupon 2009(2) ..........      10,000         5,987
Compania De Telecomunicaciones De Chile 7.63% 2006 .........      30,000        28,177
Compania De Telecomunicaciones De Chile 8.38% 2006 .........      25,000        24,766
Covad Communications Group, Inc. 12.50% 2009 ...............       5,000         4,725
e.Spire Communications, Inc. zero coupon 2008(2) ...........      15,000         5,400
Fairchild Semiconductor Corp. 10.13% 2007 ..................      15,000        14,700
GCI, Inc. 9.75% 2007 .......................................      15,000        14,212
Globalstar LP 10.75% 2004 ..................................       5,000         3,150
GST Telecommunications, Inc. zero coupon 2008*(2) ..........      10,000         4,700
Hyperion Telecommunications, Inc., Series B 12.25% 2004 ....       5,000         5,250
Hyperion Telecommunications, Inc., Series B zero coupon
  2003(2) ..................................................       5,000         4,200
Insight Midwest LP 9.75% 2009 ..............................       5,000         5,038
Intermedia Communications, Inc., Series B 8.88% 2007 .......      15,000        13,275
Iridium LLC, Series C 11.25% 2005(4) .......................       5,000           500

----------------
14

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Iridium LLC, Series D 10.88% 2005(4) .......................  $    5,000   $       500
ITC Deltacom, Inc. 9.75% 2008 ..............................       5,000         5,025
IXC Communications, Inc. 9.00% 2008 ........................      10,000         9,850
KMC Telecom Holdings, Inc. zero coupon 2008(2) .............      15,000         8,006
Level 3 Communications, Inc. 9.13% 2008 ....................       5,000         4,525
McleodUSA, Inc. 8.38% 2008 .................................       5,000         4,650
McleodUSA, Inc. 9.25% 2007 .................................       5,000         4,950
MGC Communications, Inc., Series B 13.00% 2004 .............       5,000         4,450
MJD Communications, Inc., Series B 9.50% 2008 ..............       5,000         4,863
Nextel Communications, Inc. zero coupon 2007(2) ............      30,000        21,225
Nextlink Communications, Inc. zero coupon 2009 .............      10,000         5,762
Nextlink Communications, Inc. zero coupon 2008(2) ..........      15,000         8,775
NTL Communications Corp., Series B zero coupon 2008(2) .....      15,000         9,994
Paging Network, Inc. 10.13% 2007 ...........................      10,000         2,750
Qwest Communications International, Inc., Series B 7.50%
  2008 .....................................................       5,000         4,859
Rogers Cantel, Inc. 9.38% 2008 .............................       5,000         5,250
RSL Communications PLC 12.00% 2008 .........................      10,000        10,025
Satelites Mexicanos SA 10.13% 2004 .........................      10,000         7,475
Tele-Communications, Inc. 7.25% 2005 .......................      25,000        25,350
Tele-Communications, Inc. 8.00% 2005 .......................      25,000        26,164
Tele-Communications, Inc. 9.25% 2002 .......................      25,000        26,584
Telecommunications Techniques Co. LLC 9.75% 2008 ...........      10,000         9,475
Time Warner Telecom, Inc. 9.75% 2008 .......................      10,000        10,075
Verio, Inc. 10.38% 2005 ....................................       5,000         4,963
Viatel, Inc. 11.25% 2008 ...................................      10,000         9,400
                                                                           -----------
                                                                               471,713
                                                                           -----------

MATERIALS -- 0.5%
CHEMICALS -- 0.3%
Acetex Corp. 9.75% 2003 ....................................      10,000         8,875
Arco Chemical Co. 9.80% 2020 ...............................       5,000         4,759
Huntsman Corp. 9.50% 2007* .................................       5,000         4,675
ICI Wilmington, Inc. 6.95% 2004 ............................     115,000       114,208
Lyondell Chemical Co., Series B 9.88% 2007 .................      20,000        19,800
Pioneer Americas Acquisition Corp., Series B 9.25% 2007 ....       5,000         3,837
Praxair, Inc. 6.75% 2003 ...................................      35,000        34,711
Scotts Co. 8.63% 2009* .....................................       5,000         4,775
Sovereign Specialty Chemicals Corp. 9.50% 2007 .............      10,000         9,875
Texas Petrochemicals Corp. 11.13% 2006 .....................      10,000         8,425
ZSC Specialty Chemical PLC 11.00% 2009* ....................      15,000        15,000

FOREST PRODUCTS -- 0.1%
Boise Cascade Corp., Series B 9.90% 2001 ...................      40,000        41,810
Doman Industries, Ltd. 12.00% 2004* ........................      10,000        10,075
Gaylord Container Corp., Series B 9.38% 2007 ...............      10,000         9,275
Grupo Industrial Durango SA de CV 12.63% 2003 ..............       5,000         4,887
Packaging Corp. of America 9.63% 2009* .....................       5,000         5,050
Repap New Brunswick, Inc. 9.00% 2004 .......................       5,000         4,800

METALS & MINERALS -- 0.1%
Alaska Steel Corp. 7.88% 2009 ..............................       5,000         4,613
Armco, Inc. 8.88% 2008 .....................................      10,000         9,825

                                                                ----------------

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
Bayou Steel Corp. 9.50% 2008 ...............................  $    5,000   $     4,713
BWay Corp., Series B 10.25% 2007 ...........................      10,000        10,050
Consumers Packaging, Inc. 9.75% 2007 .......................       5,000         4,737
P & L Coal Holdings Corp., Series B 9.63% 2008 .............      10,000         9,575
                                                                           -----------
                                                                               348,350
                                                                           -----------
MUNICIPAL BONDS -- 0.5%
MUNICIPAL BONDS -- 0.5%
Allentown Pennsylvania 6.20% 2005 ..........................     120,000       116,140
Fresno County California Pension Obligation 6.07% 2003 .....      50,000        49,005
Hudson County New Jersey Improvement Authority Facility
  6.55% 2002 ...............................................      45,000        45,320
Huntsville Alabama Solid Waste Disposal Authority 5.95%
  2003 .....................................................      50,000        48,668
Miami Florida Revenue 7.25% 2003 ...........................      60,000        61,350
Southern California Public Power Authority Project 6.93%
  2017 .....................................................      50,000        47,124
                                                                           -----------
                                                                               367,607
                                                                           -----------
NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
FOREIGN GOVERNMENT -- 0.0%
Republic of Lithuania 7.13% 2002* ..........................      19,000        17,718
                                                                           -----------
REAL ESTATE -- 0.2%
REAL ESTATE COMPANIES -- 0.2%
Equity Office Properties Operating LP 6.38% 2003 ...........      60,000        58,133
Post Apartment Homes LP 7.02% 2001 .........................      60,000        60,692
                                                                           -----------
                                                                               118,825
                                                                           -----------
U.S. GOVERNMENT & AGENCIES -- 14.5%
U.S. GOVERNMENT & AGENCIES -- 14.5%
Federal Home Loan Mortgage Corp. 6.00% 2006 ................      10,284        10,255
Federal Home Loan Mortgage Corp. 6.00% 2013 ................     235,796       227,027
Federal Home Loan Mortgage Corp. 6.00% 2028 ................      93,683        87,446
Federal Home Loan Mortgage Corp. 6.50% 2022 ................      58,000        55,661
Federal Home Loan Mortgage Corp. 6.50% 2023 ................      20,000        18,319
Federal Home Loan Mortgage Corp. 6.55% 2022 ................      32,000        31,210
Federal Home Loan Mortgage Corp. 6.75% 2022 ................     105,000       101,707
Federal Home Loan Mortgage Corp. 7.00% 2023 ................      12,000        11,775
Federal Home Loan Mortgage Corp. 7.50% 2023 ................      13,346        13,454
Federal Home Loan Mortgage Corp. 7.50% 2028 ................     166,118       166,844
Federal Home Loan Mortgage Corp. 7.75% 2022 ................      46,408        46,539
Federal Home Loan Mortgage Corp. 8.50% 2019 ................      18,966        19,701
Federal National Mortgage Association 5.25% 2003 ...........     590,000       572,666
Federal National Mortgage Association 5.63% 2001 ...........     410,000       408,204
Federal National Mortgage Association 5.65% 2005 ...........       6,826         6,794
Federal National Mortgage Association 5.75% 2008 ...........     955,000       901,577
Federal National Mortgage Association 6.00% 2013 ...........     278,031       267,605
Federal National Mortgage Association 6.00% 2014 ...........     196,266       188,782
Federal National Mortgage Association 6.00% 2028 ...........     282,693       263,611
Federal National Mortgage Association 6.18% 2008 ...........      19,752        19,001
Federal National Mortgage Association 6.30% 2008 ...........      19,746        19,136
Federal National Mortgage Association 6.30% 2008 ...........      19,660        19,088

----------------
16

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal National Mortgage Association 6.34% 2008 ...........  $   19,489   $    18,983
Federal National Mortgage Association 6.36% 2008 ...........      39,454        38,590
Federal National Mortgage Association 6.43% 2008 ...........      19,659        19,234
Federal National Mortgage Association 6.50% 2013 ...........     179,091       175,733
Federal National Mortgage Association 6.98% 2007 ...........      94,241        95,258
Federal National Mortgage Association 7.02% 2007 ...........      18,748        18,984
Federal National Mortgage Association 7.04% 2007 ...........      19,556        19,792
Federal National Mortgage Association 7.39% 2021 ...........      23,862        24,274
Federal National Mortgage Association 7.75% 2021 ...........      50,000        50,593
Federal National Mortgage Association 8.00% 2006 ...........      10,739        10,940
Government National Mortgage Association 6.50% 2029 ........     100,000        95,593
Government National Mortgage Association 7.00% 2022 ........       8,083         7,977
Government National Mortgage Association 7.00% 2029 ........     299,718       294,293
Government National Mortgage Association 7.25% 2027 ........      90,300        89,609
Government National Mortgage Association 7.50% 2023 ........      19,021        19,146
Government National Mortgage Association 8.50% 2017 ........      20,922        21,854
Government National Mortgage Association 9.00% 2021 ........       7,610         8,000
Overseas Private Investment Corp., Series 96-A 6.99%
  2009 .....................................................     410,000       414,317
United States Treasury Bonds 5.25% 2028 ....................     425,000       368,356
United States Treasury Bonds 7.50% 2016 ....................     340,000       376,336
United States Treasury Bonds 9.25% 2016 ....................     915,000     1,170,056
United States Treasury Bonds 11.88% 2003 ...................     510,000       618,615
United States Treasury Bonds 12.00% 2013 ...................     915,000     1,263,130
United States Treasury Notes 4.75% 2008 ....................     300,000       273,093
United States Treasury Notes 5.00% 2001 ....................     620,000       615,158
United States Treasury Notes 5.50% 2009 ....................     600,000       580,596
United States Treasury Notes 7.75% 2001 ....................     560,000       575,663
United States Treasury Strip Bonds zero coupon 2012 ........     275,000       124,482
                                                                           -----------
                                                                            10,845,057
                                                                           -----------

UTILITIES -- 0.7%
ELECTRIC UTILITIES -- 0.2%
Atlantic City Electric Co. 6.38% 2005 ......................      20,000        19,691
Pacificorp 6.38% 2008 ......................................     100,000        97,310
Public Service Electric & Gas Co. 8.88% 2003 ...............      11,000        11,527
UtiliCorp United, Inc. 6.88% 2004 ..........................      40,000        39,343
WESCO Distribution, Inc., Series B 9.13% 2008 ..............      10,000         9,400

GAS & PIPELINE UTILITIES -- 0.2%
HNG Internorth, Inc. 9.63% 2006 ............................      65,000        71,640
KN Energy, Inc. 6.65% 2005 .................................      50,000        47,947

TELEPHONE -- 0.3%
Alestra SA DE RL DE CV 12.13% 2006* ........................      20,000        18,850
GTE Corp. 6.36% 2006 .......................................      95,000        91,109
Intermedia Communications, Inc., Series B 9.50% 2009 .......       5,000         4,550
Intermedia Communications, Inc., Series B zero coupon
  2009(2) ..................................................      15,000         7,313
MCI Communications Corp. 6.13% 2002(5) .....................      30,000        29,757
MCI WorldCom, Inc. 7.55% 2004 ..............................      85,000        86,828
                                                                           -----------
                                                                               535,265
                                                                           -----------
TOTAL BONDS & NOTES (cost $18,993,920)......................                18,191,277
                                                                           -----------

                                                                ----------------

WARRANTS -- 0.0%+
                                                               WARRANTS       VALUE
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. 1/31/08*# (cost $28) ............          10   $        25
                                                                           -----------

OPTIONS -- 0.2%+
                                                              CONTRACTS
--------------------------------------------------------------------------------------
PUT OPTIONS -- 0.2%
DoubleClick, Inc. $115 expires 11/99........................           6         5,250
Morgan Stanley High Tech Index $100 expires 10/99@..........          13        44,850
S&P 500 Index $1,300 expires 10/99..........................          14        38,675
S&P 500 Index $1,275 expires 11/99..........................          14        54,425
                                                                           -----------
TOTAL OPTIONS (cost $165,271)...............................                   143,200
                                                                           -----------
TOTAL INVESTMENT SECURITIES (cost $60,177,885)..............                70,327,231
                                                                           -----------

SHORT-TERM SECURITIES -- 1.3%                                 PRINCIPAL
                                                                AMOUNT
--------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.1%
Cincinnati Milacron, Inc. 7.88% due 5/15/00.................  $   40,000        40,089
Cleveland Electric Illuminating Co., Series B 7.19% due
  7/01/00...................................................      15,000        15,018
Private Export Funding Corp. 7.90% due 3/31/00..............      35,000        35,365
                                                                           -----------
                                                                                90,472
                                                                           -----------
U.S. GOVERNMENT & AGENCIES -- 1.2%
Federal Home Loan Mortgage Discount Notes 5.18% due
  10/01/99..................................................     900,000       900,000
                                                                           -----------
TOTAL SHORT-TERM SECURITIES (cost $990,471).................                   990,472
                                                                           -----------

REPURCHASE AGREEMENTS -- 4.5%
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.5%
ABN Amro Bank NA Joint Repurchase Agreement Account (Note
  3)........................................................   1,155,000     1,155,000
State Street Bank & Trust Co. Joint Repurchase Agreement
  Account (Note 3)..........................................   2,224,000     2,224,000
                                                                           -----------
TOTAL REPURCHASE AGREEMENTS (cost $3,379,000) ..............                 3,379,000
                                                                           -----------

TOTAL INVESTMENTS --
  (cost $64,547,356)                   100.1%                                            74,696,703
Total Written Options                    0.0                                                (19,025)
Liabilities in excess of other
  assets --                             (0.1)                                               (70,876)
                                       -----                                            -----------
NET ASSETS --                          100.0%                                           $74,606,802
                                       =====                                            ===========

-------------
+   Non-income producing securities
#  Fair valued security; see Note 2
*  Resale restricted to qualified institutional buyers
@  The security or a portion thereof represents the underlying security for the written options
(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(3) Bond issued as part of a unit which includes an equity component
(4) Bond in default
(5) Variable rate security; rate as of September 30, 1999
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

----------------
18

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------

       CONTRACT                 IN          DELIVERY   GROSS UNREALIZED
      TO DELIVER           EXCHANGE FOR       DATE       APPRECIATION
-----------------------------------------------------------------------
*USD          125,417     EUR    120,000    10/08/99       $  2,348
*USD           78,144     EUR     75,000    10/08/99          1,710
 EUR          700,000    USD     759,500    12/09/99         10,460
                                                           --------
                                                           $ 14,518
                                                           --------

                                                       GROSS UNREALIZED
                                                         DEPRECIATION
-----------------------------------------------------------------------
*USD           80,732     EUR     75,000    10/08/99       $   (877)
 EUR          100,000    USD     103,100    10/08/99         (3,371)
*EUR          700,000    USD     732,200    10/08/99        (13,099)
 EUR           95,000    USD     100,269    10/08/99           (879)
 EUR          200,000    USD     209,990    10/08/99         (2,953)
                                                           --------
                                                            (21,179)
                                                           --------
Net Unrealized Depreciation.........................       $ (6,661)
                                                           ========

-------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

EUR -- Euro Dollar
USD -- United States Dollar

OPEN COVERED WRITTEN OPTIONS

------------------------------------------------------------------------------------------------------------
                                                          EXPIRATION             STRIKE
OPTIONS                              CONTRACTS               DATE                 PRICE              VALUE
------------------------------------------------------------------------------------------------------------
MSH Index (put)...........              13               October 1999             $1,100            $ (9,425)
DoubleClick, Inc.
 (call)...................               6              November 1999                115              (9,600)
                                                                                                    --------
    Total Open Covered Written Options (proceeds $24,011).............                              $(19,025)
                                                                                                    ========

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

COMMON STOCK -- 55.2%
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.5%
APPAREL & TEXTILES -- 0.1%
Oakley, Inc.+ ..............................................          12,200   $    75,488

AUTOMOTIVE -- 0.2%
Ford Motor Co. .............................................           1,400        70,262
General Motors Corp. .......................................           1,300        81,819

RETAIL -- 5.2%
Abercrombie & Fitch Co.+ ...................................           6,200       211,187
Amazon.com, Inc.+ ..........................................          18,075     1,441,481
Beyond.com Corp.+ ..........................................           3,700        45,325
Costco Wholesale Corp.+ ....................................           2,665       191,880
Dayton Hudson Corp. ........................................           1,600        96,100
eBay, Inc.+ ................................................           2,445       344,898
Gap, Inc. ..................................................           7,725       247,200
Home Depot, Inc. ...........................................           7,730       530,471
Sotheby's Holdings, Inc., Class A+ .........................           3,200        82,600
Stamps.com, Inc. ...........................................           2,400        83,400
Staples, Inc.+ .............................................          15,210       331,768
Sunglass Hut International, Inc.+ ..........................          15,400       162,663
Talbots, Inc. ..............................................           5,300       238,169
Ticketmaster Online-Citysearch, Inc., Class B+ .............           4,300       104,006
Wal-Mart Stores, Inc. ......................................           2,000        95,125
                                                                               -----------
                                                                                 4,433,842
                                                                               -----------
CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Philip Morris Cos., Inc. ...................................           1,100        37,606

HOUSEHOLD PRODUCTS -- 0.1%
Yankee Candle Co., Inc.+ ...................................           5,900       113,944
                                                                               -----------
                                                                                   151,550
                                                                               -----------
ENERGY -- 4.2%
ENERGY SERVICES -- 1.9%
Baker Hughes, Inc. .........................................           2,500        72,500
BJ Services Co.+ ...........................................           9,800       311,762
Global Marine, Inc.+ .......................................           5,300        87,119
Halliburton Co. ............................................           3,200       131,200
Offshore Logistics, Inc.+ ..................................           9,500        97,969
Precision Drilling Corp.+ ..................................           8,600       199,412
Schlumberger Ltd. ..........................................           3,200       199,400
Transocean Offshore, Inc. ..................................           5,400       165,375
Weatherford International, Inc.+ ...........................           8,400       268,800

----------------
20

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 2.3%
Chevron Corp. ..............................................           1,100   $    97,625
Diamond Offshore Drilling, Inc. ............................           4,500       150,188
Enron Corp. ................................................          24,525     1,011,656
Exxon Corp. ................................................             800        60,750
Mobil Corp. ................................................           1,500       151,125
Royal Dutch Petroleum Co. GDR ..............................           2,000       118,125
Smith International, Inc.+ .................................           6,100       247,050
                                                                               -----------
                                                                                 3,370,056
                                                                               -----------

FINANCE -- 3.1%
BANKS -- 1.2%
Bank of America Corp. ......................................           1,500        83,531
Bank of New York Co., Inc. .................................           2,000        66,875
Chase Manhattan Corp. ......................................           1,200        90,450
Fifth Third Bancorp ........................................           3,055       185,878
First Union Corp. ..........................................             650        23,116
Firstar Corp. ..............................................          12,271       314,444
Hamilton Bancorp, Inc.+ ....................................           1,500        31,875
Mellon Bank Corp. ..........................................           3,000       101,250
Summit Bancorp. ............................................           1,300        42,169
Telebanc Financial Corp.+ ..................................           1,640        37,720

FINANCIAL SERVICES -- 1.9%
American Express Co. .......................................           5,105       687,261
Capital One Financial Corp. ................................           3,600       140,400
Citigroup, Inc. ............................................           2,250        99,000
E*TRADE Group, Inc.+ .......................................           4,945       116,207
Fannie Mae .................................................           1,000        62,687
Merrill Lynch & Co., Inc. ..................................           1,500       100,781
Morgan Stanley, Dean Witter & Co. ..........................           2,900       258,644
Paine Webber Group, Inc. ...................................             900        32,625
Raymond James Financial, Inc. ..............................           1,200        23,925
                                                                               -----------
                                                                                 2,498,838
                                                                               -----------
HEALTHCARE -- 5.1%
DRUGS -- 1.5%
Abbott Laboratories, Inc. ..................................           1,000        36,750
Alkermes, Inc.+ ............................................           6,000       172,875
Amgen, Inc.+ ...............................................           1,000        81,500
Biogen, Inc.+ ..............................................           2,000       157,625
Centocor, Inc.+ ............................................           2,600       152,262
Cephalon, Inc.+ ............................................           9,300       167,109
Merck & Co., Inc. ..........................................           1,200        77,775
Millenium Pharmaceuticals, Inc.+ ...........................           2,100       136,500
Pfizer, Inc. ...............................................           3,000       107,813
Warner-Lambert Co. .........................................           2,000       132,750
HEALTH SERVICES -- 0.3%
Bally Total Fitness Holding Corp.+ .........................           6,400       195,600
Genzyme Corp.-Surgical Products+ ...........................             268         1,508
Sunrise Assisted Living, Inc.+ .............................           2,400        63,750

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 3.3%
Affymetrix, Inc.+ ..........................................           1,500   $   147,656
Genzyme Corp. ..............................................           2,500       112,656
Johnson & Johnson Co. ......................................           1,400       128,625
MedImmune, Inc.+ ...........................................           1,500       149,484
Medtronic, Inc. ............................................          19,482       691,611
MiniMed, Inc.+ .............................................           3,435       337,489
Myriad Genetics, Inc.+ .....................................           5,300        90,100
Nanogen, Inc.+ .............................................           4,200        30,450
PE Corp.-PE Biosystems Group ...............................           1,800       130,050
QLT PhotoTherapeutics, Inc.+ ...............................           2,000       152,875
Schering-Plough Corp. ......................................          16,180       705,853
                                                                               -----------
                                                                                 4,160,666
                                                                               -----------
INDUSTRIAL & COMMERCIAL -- 3.6%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Heico Corp., Class A .......................................           8,000       154,000
BUSINESS SERVICES -- 1.4%
Amdocs Ltd.+ ...............................................           2,800        58,800
DSET Corp.+ ................................................           9,100       133,656
Exodus Communications, Inc.+ ...............................           3,850       277,441
Global Industries Ltd.+ ....................................           2,700        21,938
Invitrogen Corp.+ ..........................................           1,500        50,437
Kroll O'Gara Co. ...........................................           5,400        90,112
Mobile Mini, Inc.+ .........................................           6,800       148,750
Paychex, Inc. ..............................................           2,400        81,900
PSInet, Inc.+ ..............................................           3,980       143,156
RCM Technologies, Inc.+ ....................................           3,000        32,250
Sylvan Learning Systems, Inc.+ .............................           3,500        67,812
MACHINERY -- 0.0%
United Technologies Corp. ..................................             800        47,450
MULTI-INDUSTRY -- 1.9%
Mannesmann AG+ .............................................           3,075       490,793
Tyco International Ltd. ....................................           9,979     1,030,332
TRANSPORTATION -- 0.1%
Oshkosh Truck Corp. ........................................           3,000        79,875
                                                                               -----------
                                                                                 2,908,702
                                                                               -----------
INFORMATION & ENTERTAINMENT -- 5.9%
BROADCASTING & MEDIA -- 5.2%
Cablevision Systems Corp., Class A+ ........................           7,215       524,891
CBS Corp.+ .................................................           1,500        69,375
Cinar Corp., Class B+ ......................................           4,200       127,050
Clear Channel Communications, Inc.+ ........................           5,488       438,354
Cox Communications, Inc., Class A+ .........................           8,000       334,000
DoubleClick, Inc.+@ ........................................           4,630       551,549
Infinity Broadcasting Corp., Class A+ ......................             850        24,916
Lamar Advertising Co.+ .....................................           2,247       111,226
Liberty Digital, Inc., Class A+ ............................           1,525        35,552
MediaOne Group, Inc.+ ......................................           2,000       136,625
Outdoor Systems, Inc.+ .....................................           4,884       174,603
Proxim, Inc.+ ..............................................           3,000       138,000

----------------
22

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Time Warner, Inc. ..........................................          17,029   $ 1,034,512
USA Networks, Inc.+ ........................................           2,000        77,500
ValueVision International, Inc. Class A+ ...................           4,000       104,000
VoiceStream Wireless Corp. .................................           3,355       207,066
Ziff-Davis, Inc.+ ..........................................           9,800       158,025
ENTERTAINMENT PRODUCTS -- 0.1%
Mattel, Inc. ...............................................           2,025        38,475
LEISURE & TOURISM -- 0.6%
Carnival Corp., Class A ....................................           1,120        48,720
McDonald's Corp. ...........................................           1,400        60,200
Outback Steakhouse, Inc.+ ..................................           8,430       214,702
Royal Caribbean Cruises Ltd. ...............................           3,500       157,500
Steiner Leisure Ltd.+ ......................................             500        12,500
                                                                               -----------
                                                                                 4,779,341
                                                                               -----------
INFORMATION TECHNOLOGY -- 24.7%
COMMUNICATION EQUIPMENT -- 3.2%
Clarent Corp.+ .............................................           1,800        91,687
IXnet, Inc.+ ...............................................           6,600        99,825
Lucent Technologies, Inc. ..................................           3,000       194,625
Nokia Corp., Class A ADR ...................................          19,170     1,721,706
Redback Networks, Inc.+ ....................................             900        97,200
Rhythms Netconnections, Inc.+ ..............................           2,400        82,800
UnitedGlobal.com, Class A+ .................................           4,015       287,574
COMPUTERS & BUSINESS EQUIPMENT -- 3.6%
Cisco Systems, Inc.+ .......................................          14,050       963,303
Dell Computer Corp.+ .......................................           4,000       167,250
EMC Corp.+ .................................................          13,780       984,409
Hewlett-Packard Co. ........................................             200        18,400
Honeywell, Inc. ............................................             400        44,525
International Business Machines Corp. ......................           3,000       364,125
Micron Technology, Inc.+ ...................................           2,000       133,125
Network Appliance, Inc. + ..................................           2,900       207,712
ELECTRONICS -- 4.9%
Applied Materials, Inc.+ ...................................           6,270       488,276
ASM Lithography Holdings NV+ ...............................           4,915       329,612
Conexant Systems, Inc.+ ....................................           5,630       409,055
General Electric Co. .......................................           4,000       474,250
Intel Corp. ................................................           3,920       291,305
Kulicke & Soffa Industries, Inc.+ ..........................           4,700       114,269
Lattice Semiconductor Corp.+ ...............................           5,600       166,250
Linear Technology Corp. ....................................           2,500       146,953
Maxim Integrated Products, Inc.+ ...........................           1,575        99,373
Motorola, Inc. .............................................           2,000       176,000
National Semiconductor Corp.+ ..............................           9,700       295,850
Pittway Corp., Class A .....................................           3,910       123,165
Texas Instruments, Inc. ....................................           7,525       618,931
Vitesse Semiconductor Corp.+ ...............................           2,935       250,576
SOFTWARE -- 7.7%
Allaire Corp.+ .............................................           1,000        56,000
America Online, Inc.+ ......................................           3,740       388,960

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
AnswerThink Consulting Group, Inc.+ ........................           4,000   $    38,500
At Home Corp., Series A+ ...................................           2,276        94,312
BrightStar Information Technology Group, Inc.+ .............           1,400         4,638
BroadVision, Inc.+ .........................................           2,000       266,125
CheckFree Holdings Corp.+ ..................................           3,900       160,387
Clarify, Inc.+ .............................................           4,000       201,250
CMGI, Inc.+ ................................................           1,400       143,500
Critical Path, Inc. ........................................           1,400        56,481
Cybersource Corp.+ .........................................           2,300       127,363
E.piphany, Inc. ............................................           1,100        53,625
Engage Technologies, Inc.+ .................................           3,000       113,063
Entrust Technologies, Inc.+ ................................           5,800       130,137
Fundtech Ltd.+ .............................................           1,400        31,238
Inktomi Corp.+ .............................................           2,820       338,488
Internet Capital Group, Inc.+ ..............................           1,600       140,600
Legato Systems, Inc.+ ......................................           4,600       200,531
Lycos, Inc.+ ...............................................           3,000       150,375
Macromedia, Inc.+ ..........................................           2,100        85,838
Micromuse, Inc.+ ...........................................           2,700       173,475
Microsoft Corp.+ ...........................................          11,375     1,030,148
Netgravity, Inc.+ ..........................................           1,800        59,513
Netopia, Inc.+ .............................................           2,600       103,675
Portal Software, Inc.+ .....................................           2,100        81,375
Real Networks, Inc.+ .......................................           1,400       146,387
Sapient Corp.+ .............................................           3,880       365,690
Sun Microsystems, Inc.+ ....................................           2,445       227,385
Vignette Corp.+ ............................................           2,800       253,400
Yahoo!, Inc.+ ..............................................           5,195       932,502
TELECOMMUNICATIONS -- 5.3%
Carrier Access Corp.+ ......................................           1,050        43,903
Comcast Corp., Class A .....................................          26,675     1,063,666
Comverse Technology, Inc.+ .................................             540        50,929
Copper Mountain Networks, Inc.+ ............................             600        52,575
Covad Communications Group, Inc.+ ..........................           2,100        91,547
GST Telecommunications, Inc.+ ..............................           4,000        28,125
JDS Uniphase Corp.+ ........................................           2,560       405,172
Level 3 Communications, Inc.+ ..............................           7,565       395,035
NEXTLINK Communications, Inc., Class A+ ....................           4,080       211,522
NTL, Inc.+ .................................................           2,280       219,094
Powerwave Technologies, Inc.+ ..............................           5,000       241,094
Qwest Communications International, Inc.+ ..................           2,600        76,862
Sprint Corp. (PCS Group) ...................................           4,435       330,685
USWeb Corp.+ ...............................................           3,600       123,525
VeriSign, Inc.+ ............................................           3,910       416,415
Vodafone AirTouch PLC ADR ..................................           1,835       436,271
Vodafone Group PLC .........................................           4,221        99,614
                                                                               -----------
                                                                                19,883,126
                                                                               -----------
MATERIALS -- 0.3%
CHEMICALS -- 0.1%
du Pont (E.I.) de Nemours & Co. ............................             900        54,788
FOREST PRODUCTS -- 0.1%
Georgia-Pacific Group ......................................           1,400        56,700

----------------
24

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS -- 0.1%
Alcoa, Inc. ................................................           2,100   $   130,331
                                                                               -----------
                                                                                   241,819
                                                                               -----------
UTILITIES -- 2.6%
ELECTRIC UTILITIES -- 0.1%
GPU, Inc. ..................................................             900        29,363
PECO Energy Co. ............................................           2,000        75,000
GAS & PIPELINE UTILITIES -- 0.1%
Coastal Corp. ..............................................           2,000        81,875
TELEPHONE -- 2.4%
AT&T Corp. .................................................           3,400       147,900
AT&T Corp. - Liberty Media Group, Class A+ .................          40,905     1,518,598
GTE Corp. ..................................................             600        46,125
MCI WorldCom, Inc.+ ........................................           2,000       143,750
SBC Communications, Inc. ...................................           1,200        61,275
                                                                               -----------
                                                                                 2,103,886
                                                                               -----------
TOTAL COMMON STOCK (cost $35,206,474) ......................                    44,531,826
                                                                               -----------

PREFERRED STOCK -- 0.0%
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
SOFTWARE -- 0.0%
Concentric Network Corp., Series B 13.50% (1) (cost
 $7,852) ...................................................              10         9,100
                                                                               -----------

BONDS & NOTES -- 38.7%                                            PRINCIPAL
                                                                    AMOUNT
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.6%
AUTOMOTIVE -- 0.1%
Accuride Corp., Series B 9.25% 2008 ........................      $   10,000         9,200
Delco Remy International, Inc. 8.63% 2007 ..................          20,000        18,550
Dura Operating Corp. 9.00% 2009* ...........................          10,000         9,475
Federal-Mogul Corp. 8.80% 2007 .............................          20,000        19,574
LDM Technologies, Inc., Series B 10.75% 2007 ...............          10,000         8,600
HOUSING -- 0.1%
Engle Homes, Inc., Series C 9.25% 2008 .....................          10,000         8,700
Falcon Building Products, Inc., Series B zero coupon
 2007(2) ...................................................          20,000        14,200
Henry Co., Series B 10.00% 2008 ............................          20,000        13,350
Nortek, Inc., Series B 8.88% 2008 ..........................           5,000         4,737
Nortek, Inc., Series B 9.25% 2007 ..........................          10,000         9,750
Standard Pacific Corp. 8.50% 2007 ..........................          15,000        14,288
Toll Corp. 8.13% 2009 ......................................          10,000         9,375
Webb (Del E.) Corp. 10.25% 2010 ............................          10,000         9,375
RETAIL -- 0.4%
Amazon.com, Inc. zero coupon 2008(2) .......................         145,000        97,150
Disco SA 9.88% 2008 ........................................          15,000        13,200
Duane Reade, Inc. 9.25% 2008 ...............................          40,000        40,300
J.C. Penney Co., Inc. 7.40% 2037 ...........................          70,000        68,479
Kroger Co. 7.38% 2005 ......................................          40,000        39,460
Mattress Discounters Corp. 12.63% 2007*(3) .................          15,000        14,513

                                                                ----------------

BONDS & NOTES (CONTINUED)                                         PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Stater Brothers Holdings, Inc. 10.75% 2006* ................      $   25,000   $    25,531
                                                                               -----------
                                                                                   447,807
                                                                               -----------
CONSUMER STAPLES -- 0.5%
FOOD, BEVERAGE & TOBACCO -- 0.5%
Aurora Foods, Inc., Series B 8.75% 2008 ....................           5,000         4,750
Aurora Foods, Inc., Series D 9.88% 2007 ....................           5,000         5,038
B & G Foods Corp. 9.63% 2007 ...............................          20,000        18,500
Chiquita Brands International, Inc. 10.00% 2009 ............          15,000        13,613
Del Monte Foods Co., Series B zero coupon 2007*(2) .........          15,000        11,231
Nash Finch Co., Series B 8.50% 2008 ........................          20,000        17,925
Panamerican Beverages, Inc. 8.13% 2003 .....................          60,000        57,472
Seagram (Joseph E.) & Sons, Inc. 7.50% 2018 ................         130,000       124,472
Vlasic Foods International, Inc. 10.25% 2009* ..............          30,000        26,850
Whitman Corp. 6.38% 2009 ...................................         130,000       119,818
HOUSEHOLD PRODUCTS -- 0.0%
Purina Mills, Inc. 9.00% 2010 ..............................          20,000         3,950
Revlon Consumer Products Corp. 9.00% 2006 ..................           5,000         4,525
Revlon Worldwide Corp. zero coupon 2001 ....................          10,000         5,600
Royster Clark, Inc. 10.25% 2009* ...........................          15,000        14,138
                                                                               -----------
                                                                                   427,882
                                                                               -----------
ENERGY -- 1.0%
ENERGY SERVICES -- 0.1%
ICO, Inc., Series B 10.38% 2007 ............................          15,000        12,487
Key Energy Services, Inc., Series B 14.00% 2009 ............           5,000         5,238
Pride Petroleum Services, Inc. 9.38% 2007 ..................          20,000        19,550
Tuboscope Vetco International, Inc. 7.50% 2008 .............          20,000        17,372
ENERGY SOURCES -- 0.9%
Abraxas Petroleum Corp., Series D 11.50% 2004 ..............          20,000        13,900
Calpine Corp. 8.75% 2007 ...................................          20,000        20,083
Conoco, Inc. 5.90% 2004 ....................................          80,000        77,482
Conoco, Inc. 6.95% 2029 ....................................          85,000        78,881
Cross Timbers Oil Co., Series B 9.25% 2007 .................          10,000         9,900
Energy Corp. of America, Series A 9.50% 2007 ...............          30,000        26,737
Enron Corp. 6.75% 2004 .....................................         100,000        97,949
Kelley Oil & Gas Corp. 14.00% 2003* ........................          15,000        14,963
Newfield Exploration Co., Series B 7.45% 2007 ..............         100,000        93,748
Petroleos Mexicanos 9.38% 2008* ............................          60,000        61,125
Petroleos Mexicanos 9.50% 2027* ............................          50,000        48,000
Sonat, Inc. 6.88% 2005 .....................................         110,000       106,130
YPF Sociedad Anonima, Series C 10.00% 2028 .................         100,000       107,152
                                                                               -----------
                                                                                   810,697
                                                                               -----------
FINANCE -- 7.2%
BANKS -- 1.8%
Banc One Corp. 8.00% 2027 ..................................          34,000        34,451
Bank One Corp. 7.25% 2004 ..................................         110,000       110,774
Bank One Corp. 7.38% 2002 ..................................          45,000        45,674
Banponce Financial Corp., Series C 6.75% 2001 ..............          65,000        64,752
Credit National 7.00% 2005 .................................         110,000       107,574
First Republic Bancorp 7.75% 2012 ..........................          45,000        41,504
First Union-Lehman Brothers Commercial Mortgage Corp. 6.60%
 2007 ......................................................         205,000       199,828

----------------
26

BONDS & NOTES (CONTINUED)                                         PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Korea Development Bank 7.13% 2001 ..........................      $   20,000   $    19,669
National City Corp. 7.20% 2005 .............................         170,000       169,674
National Westminster Bank PLC 7.38% 2009 ...................          95,000        94,889
NBD Bank SA 8.25% 2024 .....................................          45,000        48,606
NCNB Co. 9.38% 2009 ........................................          48,000        54,619
Royal Bank Scotland Group PLC 6.40% 2009 ...................         240,000       221,669
United States Bancorp 7.50% 2026 ...........................         195,000       199,044
Werner Holdings Co., Inc., Series A 10.00% 2007 ............          10,000         9,475
Western Financial Savings Bank 8.88% 2007 ..................          20,000        17,700
FINANCIAL SERVICES -- 4.1%
Aesop Funding Corp. 6.14% 2006* ............................         100,000        95,328
Aesop Funding II LLC 6.22% 2001* ...........................         100,000        99,690
Aesop Funding II LLC 6.40% 2003* ...........................          50,000        49,852
Allstate Financing II 7.83% 2045 ...........................          44,000        40,198
American General Finance Corp., Series E 6.25% 2002 ........         100,000        98,344
Arcadia Financial Ltd. 11.50% 2007 .........................           5,000         3,813
Arcadia Financial Ltd. 11.50% 2007(3) ......................          10,000         7,975
Asset Securitization Corp. 6.66% 2041 ......................          75,000        73,308
Associates Corp. of North America 5.75% 2003 ...............          45,000        43,444
Associates Corp. of North America, Series G 7.63% 2004 .....         110,000       113,202
Chase Credit Card Master Trust 6.19% 2005* .................         120,000       119,112
Citigroup, Inc. 6.63% 2028 .................................         240,000       210,805
Crown Castle International Corp. zero coupon 2007(2) .......          20,000        14,075
CS First Boston Mortgage Securities Corp. 7.24% 2029 .......         100,000        99,882
Dime Capital Trust I, Series A 9.33% 2027 ..................          35,000        34,820
Equitable Cos., Inc. 7.00% 2028 ............................         110,000        99,035
Finova Capital Corp. 6.63% 2001 ............................         100,000        99,858
Finova Capital Corp., Series C 6.39% 2002 ..................          60,000        58,863
Fleet Mortgage Group, Inc., Series A 6.84% 2003 ............          50,000        49,968
Ford Motor Credit Co. 7.02% 2000 ...........................         100,000       100,957
G E Capital Mortgage Services, Inc. 6.25% 2023 .............           9,774         9,731
General Electric Capital Corp. 8.70% 2007 ..................         150,000       165,536
General Motors Acceptance Corp. 7.63% 2003 .................         105,000       107,831
Liberty Financial Cos., Inc. 6.75% 2008 ....................         130,000       121,277
Popular North America, Inc. 6.63% 2002 .....................          50,000        49,108
Principal Financial Group Australia 8.20% 2009* ............         240,000       241,942
Private Export Funding Corp. 6.31% 2004 ....................         100,000        99,733
Private Export Funding Corp. 6.62% 2005 ....................         220,000       221,839
Private Export Funding Corp. 7.03% 2003 ....................          45,000        46,044
Private Export Funding Corp. 7.30% 2002 ....................         225,000       230,274
RBF Finance Co. 11.38% 2009 ................................          25,000        26,250
Sprint Capital Corp. 6.13% 2008 ............................         135,000       125,522
Sun Canada Financial Co. 6.63% 2007* .......................         130,000       123,624
Tembec Finance Corp. 9.88% 2005 ............................          10,000        10,300
Tembec Industries, Inc. 8.63% 2009 .........................           5,000         4,913
Toyota Motor Credit Corp. 5.63% 2003 .......................         115,000       110,962
U.S. West Capital Funding, Inc. 6.25% 2005 .................         130,000       123,973
INSURANCE -- 1.3%
AAG Holding Co., Inc. 6.88% 2008 ...........................         110,000       100,785
Abbey National PLC 6.69% 2005 ..............................         180,000       175,036
American Financial Group, Inc. 7.13% 2009 ..................          55,000        50,022
CIGNA Corp. 7.40% 2007 .....................................          85,000        84,593
CIGNA Corp. 7.88% 2027 .....................................          34,000        33,094
Florida Windstorm Underwriting Associates, Inc. 7.13%
 2019* .....................................................         270,000       252,871

                                                                ----------------

BONDS & NOTES (CONTINUED)                                         PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Jackson National Life Insurance Co. 8.15% 2027* ............      $   40,000   $    40,075
Lumbermens Mutual Casualty Co. 8.30% 2037* .................          70,000        63,658
Metropolitan Life Insurance Co. 7.70% 2015* ................         120,000       120,348
Prudential Insurance Co. America 6.88% 2003* ...............         165,000       165,005
                                                                               -----------
                                                                                 5,856,777
                                                                               -----------
HEALTHCARE -- 0.7%
HEALTH SERVICES -- 0.3%
Beverly Enterprises, Inc. 9.00% 2006 .......................          10,000         8,600
Columbia/HCA Healthcare Corp. 7.25% 2008 ...................          20,000        17,503
HEALTHSOUTH Corp. 6.88% 2005 ...............................         100,000        92,728
Lifepoint Hospitals Holdings, Inc. 10.75% 2009* ............          10,000         9,950
Tenet Healthcare Corp. 7.88% 2003 ..........................          40,000        38,700
Tenet Healthcare Corp., Series B 8.13% 2008 ................          15,000        13,683
Triad Hospitals Holdings, Inc. 11.00% 2009* ................          20,000        19,950
MEDICAL PRODUCTS -- 0.4%
Alaris Med, Inc. zero coupon 2008(2) .......................          20,000        10,575
Allegiance Corp. 7.00% 2026 ................................         220,000       218,586
Beckman Instruments, Inc. 7.10% 2003 .......................          70,000        67,894
Beckman Instruments, Inc. 7.45% 2008 .......................          10,000         9,297
Mediq PRN Life Support Services, Inc. 11.00% 2008 ..........          20,000        15,250
Owens & Minor, Inc. 10.88% 2006 ............................          20,000        20,400
                                                                               -----------
                                                                                   543,116
                                                                               -----------
INDUSTRIAL & COMMERCIAL -- 1.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
K & F Industries, Inc., Series B 9.25% 2007 ................          20,000        19,200
SCL Term Aereo Santiago SA 6.95% 2012* .....................         200,000       182,433
BUSINESS SERVICES -- 0.7%
Allied Waste North America, Inc., Series B 7.63% 2006 ......          25,000        22,500
Boise Cascade Office Products Corp. 7.05% 2005 .............         190,000       176,637
Federal Express Corp. 6.72% 2022 ...........................         149,625       141,655
Fisher Scientific International, Inc. 9.00% 2008 ...........          15,000        13,875
Iron Mountain, Inc. 8.75% 2009 .............................          20,000        18,800
Neenah Foundry Co., Series F 11.13% 2007 ...................           5,000         4,713
USA Waste Services, Inc. 7.13% 2007 ........................         140,000       126,468
WMX Technologies, Inc. 7.00% 2006 ..........................          15,000        13,570
World Color Press, Inc. 8.38% 2008 .........................          20,000        19,700
MACHINERY -- 0.0%
Grove Worldwide, Inc. LLC 9.25% 2008 .......................          15,000         9,300
Johnstown America Industries, Inc., Series C 11.75% 2005 ...          10,000        10,250
Numatics, Inc., Series B 9.63% 2008 ........................          10,000         8,550
Westinghouse Air Brake Co., Series B2 9.38% 2005 ...........           5,000         5,056
MULTI-INDUSTRY -- 0.0%
American Standard, Inc. 7.63% 2010 .........................           5,000         4,500
TRANSPORTATION -- 0.1%
AMR Corp. 10.20% 2020 ......................................          50,000        58,325
                                                                               -----------
                                                                                   835,532
                                                                               -----------

----------------
28

BONDS & NOTES (CONTINUED)                                         PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 1.4%
BROADCASTING & MEDIA -- 1.0%
Adelphia Communications Corp., Series B 8.38% 2008 .........      $   10,000   $     9,425
Allbritton Communications Co., Series B 8.88% 2008 .........          15,000        14,325
AMC Entertainment, Inc. 9.50% 2009 .........................          35,000        29,225
American Media Operations, Inc. 10.25% 2009* ...............          15,000        14,550
Benedek Communications Corp. zero coupon 2006(2) ...........          25,000        21,844
Cablevision SA 13.75% 2009* ................................          10,000         9,250
Century Communications Corp., Series B zero coupon 2008 ....          40,000        16,800
Charter Communications Holdings 8.63% 2009* ................          35,000        32,900
Classic Cable, Inc. 9.88% 2008* ............................           5,000         5,037
Comcast Cable Communications Corp. 8.50% 2027 ..............          35,000        37,000
Echostar DBS Corp. 9.38% 2009* .............................          60,000        59,175
Emmis Communications Corp., Series B 8.13% 2009 ............           5,000         4,738
Falcon Holding Group LP, Series B 8.38% 2010 ...............          20,000        19,650
Frontiervision Holdings LP zero coupon 2007(2) .............          20,000        16,925
Frontiervision Holdings LP zero coupon 2007(2) .............          10,000         8,562
Granite Broadcasting Corp. 8.88% 2008 ......................          20,000        19,300
LIN Holdings Corp. zero coupon 2008(2) .....................          40,000        27,100
Multicanal SA 13.13% 2009* .................................          35,000        32,725
News America Holdings, Inc. 8.00% 2016 .....................         260,000       255,679
Price Communications Wireless, Inc., Series B 9.13% 2006 ...          20,000        20,300
RCN Corp. zero coupon 2008(2) ..............................          35,000        21,000
Scholastic Corp. 7.00% 2003 ................................          70,000        69,185
Sullivan Graphics, Inc. 12.75% 2005 ........................          15,000        15,375
TV Guide, Inc. 8.13% 2009 ..................................          20,000        18,875
Viacom, Inc. 7.75% 2005 ....................................          65,000        65,910
Young Broadcasting, Inc., Series B 8.75% 2007 ..............          10,000         9,750
ENTERTAINMENT PRODUCTS -- 0.1%
Bell Sports, Inc., Series B 11.00% 2008 ....................          30,000        30,113
True Temper Sports, Inc. 10.88% 2008 .......................          35,000        32,462
LEISURE & TOURISM -- 0.3%
Aztar Corp. 8.88% 2007 .....................................          20,000        18,800
Continental Airlines, Inc. 6.47% 2004 ......................          76,439        74,029
Continental Airlines, Inc. 6.65% 2017 ......................          73,386        66,858
Dunlop Standard Aerospace Holdings PLC 11.88% 2009* ........          25,000        25,188
Hollywood Casino Corp. 11.25% 2007* ........................          30,000        30,300
Loews Cineplex Entertainment Corp. 8.88% 2008 ..............          30,000        27,150
Station Casinos, Inc. 8.88% 2008 ...........................          20,000        19,450
Tricon Global Restaurants, Inc. 7.65% 2008 .................          15,000        14,858
                                                                               -----------
                                                                                 1,193,813
                                                                               -----------
INFORMATION TECHNOLOGY -- 1.1%
COMMUNICATION EQUIPMENT -- 0.0%
L-3 Communications Corp., Series B 8.00% 2008 ..............          10,000         9,375
Verio, Inc. 11.25% 2008 ....................................          10,000        10,200
ELECTRONICS -- 0.1%
Advanced Micro Devices, Inc. 11.00% 2003 ...................          20,000        18,000
Amphenol Corp. 9.88% 2007 ..................................          10,000        10,075
SCG Holdings & Semiconductor Co. 12.00% 2009* ..............          25,000        25,562
SOFTWARE -- 0.1%
Concentric Network Corp. 12.75% 2007 .......................          20,000        20,100
Exodus Communications, Inc. 11.25% 2008 ....................          20,000        20,300
PSInet, Inc. 10.00% 2005 ...................................          20,000        19,125
PSInet, Inc. 11.00% 2009 ...................................          10,000         9,875

                                                                ----------------

BONDS & NOTES (CONTINUED)                                         PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
PSInet, Inc. 11.50% 2008 ...................................      $    5,000   $     5,050
TELECOMMUNICATIONS -- 0.9%
Alaska Communications Systems 9.38% 2009* ..................          15,000        14,138
AMSC Acquisition, Inc., Series B 12.25% 2008 ...............           5,000         3,600
Bresnan Communications Group zero coupon 2009*(2) ..........          20,000        13,100
BTI Telecom Corp. 10.50% 2007 ..............................          10,000         8,400
Clearnet Communications, Inc. zero coupon 2009(2) ..........          20,000        11,975
Compania De Telecomunicaciones De Chile 7.63% 2006 .........          40,000        37,569
Compania De Telecomunicaciones De Chile 8.38% 2006 .........          45,000        44,579
Covad Communications Group, Inc. 12.50% 2009 ...............          10,000         9,450
e.Spire Communications, Inc. zero coupon 2008(2) ...........          30,000        10,800
Fairchild Semiconductor Corp. 10.13% 2007 ..................          30,000        29,400
GCI, Inc. 9.75% 2007 .......................................          30,000        28,425
Globalstar LP 10.75% 2004 ..................................          10,000         6,300
GST Telecommunications, Inc. zero coupon 2008*(2) ..........          20,000         9,400
Hyperion Telecommunications, Inc., Series B 12.25% 2004 ....          10,000        10,500
Hyperion Telecommunications, Inc., Series B zero coupon
 2003(2) ...................................................          10,000         8,400
Insight Midwest LP 9.75% 2009 ..............................           5,000         5,038
Intermedia Communications, Inc., Series B 8.88% 2007 .......          25,000        22,125
Iridium LLC, Series C 11.25% 2005(4) .......................          15,000         1,500
Iridium LLC, Series D 10.88% 2005(4) .......................          10,000         1,000
ITC Deltacom, Inc. 9.75% 2008 ..............................           5,000         5,025
IXC Communications, Inc. 9.00% 2008 ........................          20,000        19,700
KMC Telecom Holdings, Inc. zero coupon 2008(2) .............          30,000        16,012
Level 3 Communications, Inc. 9.13% 2008 ....................          10,000         9,050
McleodUSA, Inc. 8.38% 2008 .................................          10,000         9,300
McleodUSA, Inc. 9.25% 2007 .................................          10,000         9,900
MGC Communications, Inc., Series B 13.00% 2004 .............          15,000        13,350
MJD Communications, Inc., Series B 9.50% 2008 ..............          10,000         9,725
Nextel Communications, Inc. zero coupon 2007(2) ............          60,000        42,450
NEXTLINK Communications, Inc. zero coupon 2009 .............          15,000         8,644
NEXTLINK Communications, Inc. zero coupon 2008(2) ..........          30,000        17,550
NTL Communications Corp., Series B zero coupon 2008(2) .....          35,000        23,319
Paging Network, Inc. 10.13% 2007 ...........................          15,000         4,125
Qwest Communications International, Inc., Series B 7.50%
 2008 ......................................................          10,000         9,718
Rogers Cantel, Inc. 9.38% 2008 .............................           5,000         5,250
RSL Communications PLC 12.00% 2008 .........................          20,000        20,050
Satelites Mexicanos SA 10.13% 2004 .........................          20,000        14,950
Tele-Communications, Inc. 7.25% 2005 .......................          50,000        50,699
Tele-Communications, Inc. 8.00% 2005 .......................          35,000        36,630
Tele-Communications, Inc. 9.25% 2002 .......................          35,000        37,218
Telecommunications Techniques Co. LLC 9.75% 2008 ...........          20,000        18,950
Time Warner Telecom, Inc. 9.75% 2008 .......................          25,000        25,187
Verio, Inc. 10.38% 2005 ....................................          10,000         9,925
Viatel, Inc. 11.25% 2008 ...................................          20,000        18,800
                                                                               -----------
                                                                                   858,888
                                                                               -----------
MATERIALS -- 0.8%
CHEMICALS -- 0.5%
Acetex Corp. 9.75% 2003 ....................................          20,000        17,750
Arco Chemical Co. 9.80% 2020 ...............................          15,000        14,277
Huntsman Corp. 9.50% 2007* .................................          15,000        14,025
ICI Wilmington, Inc. 6.95% 2004 ............................         210,000       208,553
Lyondell Chemical Co., Series B 9.88% 2007 .................          35,000        34,650

----------------
30

BONDS & NOTES (CONTINUED)                                         PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Pioneer Americas Acquisition Corp., Series B 9.25% 2007 ....      $   15,000   $    11,513
Praxair, Inc. 6.75% 2003 ...................................          50,000        49,587
Scotts Co. 8.63% 2009* .....................................           5,000         4,775
Sovereign Specialty Chemicals Corp. 9.50% 2007 .............          15,000        14,812
Texas Petrochemicals Corp. 11.13% 2006 .....................          20,000        16,850
ZSC Specialty Chemical PLC 11.00% 2009* ....................          25,000        25,000
FOREST PRODUCTS -- 0.2%
Boise Cascade Corp., Series B 9.90% 2001 ...................          70,000        73,168
Doman Industries, Ltd. 12.00% 2004* ........................          20,000        20,150
Gaylord Container Corp., Series B 9.38% 2007 ...............          20,000        18,550
Grupo Industrial Durango SA de CV 12.63% 2003 ..............          10,000         9,775
Packaging Corp. of America 9.63% 2009* .....................          10,000        10,100
Repap New Brunswick, Inc. 9.00% 2004 .......................          10,000         9,600
METALS & MINERALS -- 0.1%
Alaska Steel Corp. 7.88% 2009 ..............................          10,000         9,225
Armco, Inc. 8.88% 2008 .....................................          15,000        14,737
Bayou Steel Corp. 9.50% 2008 ...............................          10,000         9,425
BWay Corp., Series B 10.25% 2007 ...........................          20,000        20,100
Consumers Packaging, Inc. 9.75% 2007 .......................          10,000         9,475
Neenah Corp., Series B 11.13% 2007 .........................           5,000         4,713
P & L Coal Holdings Corp., Series B 9.63% 2008 .............          15,000        14,362
Weirton Steel Corp. 11.38% 2004 ............................           5,000         4,963
                                                                               -----------
                                                                                   640,135
                                                                               -----------
MUNICIPAL BONDS -- 0.9%
MUNICIPAL BONDS -- 0.9%
Allentown Pennsylvania 6.20% 2005 ..........................         225,000       217,762
Hudson County New Jersey Improvement Authority Facility
 6.55% 2002 ................................................          85,000        85,604
Huntsville Alabama Solid Waste Disposal Authority 5.95%
 2003 ......................................................          85,000        82,736
Miami Florida Revenue 7.25% 2003 ...........................         110,000       112,475
Phoenix Arizona Civic Improvement Corp. 6.30% 2008 .........         100,000        94,588
Southern California Public Power Authority Project 6.93%
 2017 ......................................................         100,000        94,249
                                                                               -----------
                                                                                   687,414
                                                                               -----------
NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
FOREIGN GOVERNMENT -- 0.0%
Republic of Lithuania 7.13% 2002* ..........................          35,000        32,637
                                                                               -----------
REAL ESTATE -- 0.3%
REAL ESTATE COMPANIES -- 0.3%
Equity Office Properties Operating LP 6.38% 2003 ...........         100,000        96,888
Post Apartment Homes LP 7.02% 2001 .........................         110,000       111,268
                                                                               -----------
                                                                                   208,156
                                                                               -----------
U.S. GOVERNMENT & AGENCIES -- 21.9%
U.S. GOVERNMENT & AGENCIES -- 21.9%
Federal Home Loan Mortgage Corp. 6.00% 2006 ................          17,998        17,947
Federal Home Loan Mortgage Corp. 6.00% 2013 ................         476,006       458,304
Federal Home Loan Mortgage Corp. 6.00% 2028 ................         187,365       174,892
Federal Home Loan Mortgage Corp. 6.50% 2022 ................         122,000       117,081
Federal Home Loan Mortgage Corp. 6.50% 2023 ................          40,000        36,637
Federal Home Loan Mortgage Corp. 6.55% 2022 ................          32,000        31,210

                                                                ----------------

BONDS & NOTES (CONTINUED)                                         PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal Home Loan Mortgage Corp. 6.75% 2022 ................      $  130,000   $   125,923
Federal Home Loan Mortgage Corp. 7.00% 2023 ................          25,000        24,531
Federal Home Loan Mortgage Corp. 7.50% 2023 ................          13,346        13,455
Federal Home Loan Mortgage Corp. 7.50% 2025 ................         278,120       280,117
Federal Home Loan Mortgage Corp. 7.75% 2022 ................          62,473        62,648
Federal Home Loan Mortgage Corp. 8.50% 2019 ................          35,222        36,588
Federal National Mortgage Association 5.25% 2003 ...........         825,000       800,761
Federal National Mortgage Association 5.63% 2001 ...........         320,000       318,598
Federal National Mortgage Association 5.65% 2005 ...........          13,652        13,588
Federal National Mortgage Association 5.75% 2008 ...........         760,000       717,486
Federal National Mortgage Association 6.00% 2014 ...........         865,853       832,839
Federal National Mortgage Association 6.00% 2028 ...........         475,408       443,318
Federal National Mortgage Association 6.18% 2008 ...........          19,752        19,001
Federal National Mortgage Association 6.27% 2007 ...........          54,184        52,547
Federal National Mortgage Association 6.30% 2008 ...........          19,746        19,136
Federal National Mortgage Association 6.30% 2008 ...........          19,660        19,088
Federal National Mortgage Association 6.34% 2008 ...........          19,489        18,983
Federal National Mortgage Association 6.36% 2008 ...........         128,225       125,417
Federal National Mortgage Association 6.39% 2006 ...........          19,246        18,901
Federal National Mortgage Association 6.43% 2008 ...........          19,659        19,234
Federal National Mortgage Association 6.50% 2013 ...........         254,839       250,061
Federal National Mortgage Association 6.91% 2007 ...........         244,986       246,719
Federal National Mortgage Association 6.98% 2007 ...........          18,848        19,052
Federal National Mortgage Association 7.04% 2007 ...........          53,778        54,429
Federal National Mortgage Association 7.28% 2006 ...........          34,138        34,960
Federal National Mortgage Association 7.39% 2021 ...........          39,770        40,456
Federal National Mortgage Association 7.75% 2021 ...........         184,000       186,184
Federal National Mortgage Association 8.00% 2006 ...........          42,956        43,761
Government National Mortgage Association 6.50% 2029 ........         200,000       191,186
Government National Mortgage Association 7.00% 2022 ........          16,862        16,641
Government National Mortgage Association 7.00% 2023 ........          13,511        13,330
Government National Mortgage Association 7.00% 2029 ........         499,623       490,579
Government National Mortgage Association 7.25% 2027 ........         178,057       176,693
Government National Mortgage Association 7.50% 2024 ........          55,141        55,468
Government National Mortgage Association 7.50% 2028 ........         205,609       206,444
Government National Mortgage Association 8.50% 2017 ........          38,358        40,066
Government National Mortgage Association 9.00% 2021 ........          11,263        11,840
Overseas Private Investment Corp., Series 96-A 6.99%
 2009 ......................................................         380,000       384,001
United States Treasury Bonds 5.25% 2028 ....................         350,000       303,352
United States Treasury Bonds 7.50% 2016 ....................         675,000       747,137
United States Treasury Bonds 8.50% 2020 ....................         150,000       184,172
United States Treasury Bonds 9.25% 2016 ....................       1,500,000     1,918,125
United States Treasury Bonds 11.88% 2003 ...................       1,180,000     1,431,305
United States Treasury Bonds 12.00% 2013 ...................       2,145,000     2,961,108
United States Treasury Notes 4.75% 2008 ....................         300,000       273,093
United States Treasury Notes 5.00% 2001 ....................         755,000       749,103
United States Treasury Notes 5.50% 2009 ....................         600,000       580,596
United States Treasury Notes 7.75% 2001 ....................       1,100,000     1,130,767
United States Treasury Strip Bonds zero coupon 2012 ........         260,000       117,692
                                                                               -----------
                                                                                17,656,550
                                                                               -----------
UTILITIES -- 1.2%
ELECTRIC UTILITIES -- 0.4%
Atlantic City Electric Co. 6.38% 2005 ......................          45,000        44,305
Pacificorp 6.38% 2008 ......................................         150,000       145,965

----------------
32

BONDS & NOTES (CONTINUED)                                         PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Public Service Electric & Gas Co. 8.88% 2003 ...............      $   21,000   $    22,007
UtiliCorp United, Inc. 6.88% 2004 ..........................          70,000        68,850
WESCO Distribution, Inc., Series B 9.13% 2008 ..............          15,000        14,100
GAS & PIPELINE UTILITIES -- 0.3%
HNG Internorth, Inc. 9.63% 2006 ............................         110,000       121,236
KN Energy, Inc. 6.65% 2005 .................................         125,000       119,868
TELEPHONE -- 0.5%
Alestra SA DE RL DE CV 12.13% 2006* ........................          40,000        37,700
GTE Corp. 6.36% 2006 .......................................         175,000       167,832
Intermedia Communications, Inc., Series B 9.50% 2009 .......          10,000         9,100
Intermedia Communications, Inc., Series B zero coupon
 2009(2) ...................................................          20,000         9,750
MCI Communications Corp. 6.13% 2002(5) .....................          45,000        44,636
MCI WorldCom, Inc. 7.55% 2004 ..............................         165,000       168,549
                                                                               -----------
                                                                                   973,898
                                                                               -----------
TOTAL BONDS & NOTES (cost $32,506,367) .....................                    31,173,302
                                                                               -----------

OPTIONS -- 0.2%+
                                                                  CONTRACTS
------------------------------------------------------------------------------------------
PUT OPTIONS -- 0.2%
DoubleClick, Inc. $115 expiring 11/99 ......................               6         5,250
Morgan Stanley High Tech Index $100 expiring 10/99@ ........              13        44,850
S&P 500 Index $1,275 expiring 11/99 ........................              14        54,425
S&P 500 Index $1,300 expiring 10/99 ........................              14        38,675
                                                                               -----------
TOTAL OPTIONS (cost $165,272) ..............................                       143,200
                                                                               -----------

WARRANTS -- 0.0%+
                                                                   WARRANTS
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. 1/31/08*# (cost $56) ............              20            50
                                                                               -----------
TOTAL INVESTMENT SECURITIES (cost $67,886,021) .............                    75,857,478
                                                                               -----------

SHORT-TERM SECURITIES -- 1.0%                                     PRINCIPAL
                                                                    AMOUNT
------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.2%
Cincinnati Milacron, Inc. 7.88% due 5/15/00 ................      $   95,000        95,212
Cleveland Electric Illuminating Co., Series B 7.19% due
 7/01/00 ...................................................          35,000        35,042
Private Export Funding Corp. 7.90% due 3/31/00 .............          55,000        55,574
                                                                               -----------
                                                                                   185,828
                                                                               -----------
U.S. GOVERNMENT & AGENCIES -- 0.8%
Federal Home Loan Mortgage Discount Notes 5.18% due
 10/01/99 ..................................................         600,000       600,000
                                                                               -----------
TOTAL SHORT-TERM SECURITIES (cost $785,852) ................                       785,828
                                                                               -----------

                                                                ----------------

REPURCHASE AGREEMENTS -- 5.3%                                     PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.3%
ABN Amro Bank NA Joint Repurchase Agreement Account (Note
 3) ........................................................      $2,385,000   $ 2,385,000
State Street Bank & Trust Co. Joint Repurchase Agreement
 Account (Note 3) ..........................................       1,918,000     1,918,000
                                                                               -----------
TOTAL REPURCHASE AGREEMENTS (cost $4,303,000) ..............                     4,303,000
                                                                               -----------

TOTAL INVESTMENTS --
  (cost $72,974,873)                   100.4%                                            80,946,306
Total Written Options --                 0.0                                                (19,025)
Liabilities in excess of other
  assets --                             (0.4)                                              (287,956)
                                       -----                                            -----------
NET ASSETS --                          100.0%                                           $80,639,325
                                       =====                                            ===========

-------------
+   Non-income producing securities
#  Fair valued security; see Note 2
*  Resale restricted to qualified institutional buyers
@  The security or a portion thereof represents the underlying security for the written options
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(3) Bond issued as part of a unit which includes an equity component
(4) Bond in default
(5) Variable rate security; rate as of September 30, 1999

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------

    CONTRACT                IN           DELIVERY   GROSS UNREALIZED
   TO DELIVER           EXCHANGE FOR     DATE       APPRECIATION
--------------------------------------------------------------------
   *USD   125,417       EUR    120,000   10/08/99       $  2,349
   *USD    52,096       EUR     50,000   10/08/99          1,140
   EUR    480,000       USD    520,800   12/09/99          7,173
                                                        --------
                                                        $ 10,661
                                                        --------

                                                    GROSS UNREALIZED
                                                    DEPRECIATION
--------------------------------------------------------------------
   EUR     50,000       USD     51,550   10/08/99       $ (1,686)
   *EUR   620,000       USD    648,520   10/08/99        (11,602)
   EUR     90,000       USD     94,991   10/08/99           (833)
   EUR    150,000       USD    157,493   10/08/99         (2,214)
   *USD    75,350       EUR     70,000   10/08/99           (820)
                                                        --------
                                                         (17,154)
                                                        --------
Net Unrealized Depreciation......................       $ (6,493)
                                                        ========

-------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

USD -- United States Dollar
EUR -- Euro Dollar

OPEN COVERED WRITTEN OPTIONS
------------------------------------------------------------------------------------------------------------
                                                                                   STRIKE
OPTIONS                           CONTRACTS             EXPIRATION DATE            PRICE              VALUE
-------------------------------------------------------------------------------------------------------------
MSH Index (put)................       13                  October 1999             $1,100            $ (9,425)
DoubleClick, Inc. (call).......        6                 November 1999                115              (9,600)
                                                                                                     --------
      Total Open Covered Written Options (proceeds $24,011)............                              $(19,025)
                                                                                                     ========

See Notes to Financial Statements

----------------
34

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

COMMON STOCK -- 30.4%
                                                                SHARES        VALUE
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.8%
APPAREL & TEXTILES -- 0.1%
Oakley, Inc.+ ..............................................       3,800   $    23,512
AUTOMOTIVE -- 0.1%
Ford Motor Co. .............................................       1,000        50,187
General Motors Corp. .......................................         500        31,469
RETAIL -- 2.6%
Amazon.com, Inc.+ ..........................................       9,450       753,638
Costco Wholesale Corp.+ ....................................       1,385        99,720
Dayton Hudson Corp. ........................................       1,500        90,094
eBay, Inc.+ ................................................       1,270       179,149
Gap, Inc. ..................................................       3,000        96,000
Home Depot, Inc. ...........................................       3,485       239,158
Staples, Inc.+ .............................................       7,905       172,428
Wal-Mart Stores, Inc. ......................................       2,000        95,125
                                                                           -----------
                                                                             1,830,480
                                                                           -----------
CONSUMER STAPLES -- 0.0%
FOOD, BEVERAGE & TOBACCO -- 0.0%
Philip Morris Cos., Inc. ...................................         800        27,350
                                                                           -----------
ENERGY -- 2.0%
ENERGY SERVICES -- 0.5%
Baker Hughes, Inc. .........................................       2,500        72,500
Halliburton Co. ............................................       2,400        98,400
Schlumberger Ltd. ..........................................       2,500       155,781
ENERGY SOURCES -- 1.5%
Chevron Corp. ..............................................       1,000        88,750
Enron Corp. ................................................      14,705       606,581
Exxon Corp. ................................................         500        37,969
Mobil Corp. ................................................       1,500       151,125
Royal Dutch Petroleum Co. GDR ..............................       2,000       118,125
                                                                           -----------
                                                                             1,329,231
                                                                           -----------
FINANCE -- 2.5%
BANKS -- 1.1%
Bank of America Corp. ......................................       2,000       111,375
Bank of New York Co., Inc. .................................       2,000        66,875
Chase Manhattan Corp. ......................................       1,400       105,525
Fifth Third Bancorp ........................................       1,590        96,742
First Union Corp. ..........................................         600        21,337
Firstar Corp. ..............................................       6,376       163,385
Mellon Bank Corp. ..........................................       3,000       101,250
Summit Bancorp. ............................................       1,200        38,925
Telebanc Financial Corp.+ ..................................         850        19,550

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                SHARES        VALUE
--------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES -- 1.4%
American Express Co. .......................................       3,040   $   409,260
Capital One Financial Corp. ................................       3,300       128,700
Citigroup, Inc. ............................................       2,100        92,400
E*TRADE Group, Inc.+ .......................................       2,570        60,395
Fannie Mae .................................................         800        50,150
Merrill Lynch & Co., Inc. ..................................       1,000        67,188
Morgan Stanley, Dean Witter & Co. ..........................       1,000        89,187
Paine Webber Group, Inc. ...................................         900        32,625
                                                                           -----------
                                                                             1,654,869
                                                                           -----------
HEALTHCARE -- 2.5%
DRUGS -- 0.8%
Abbott Laboratories, Inc. ..................................       1,000        36,750
Amgen, Inc.+ ...............................................       1,000        81,500
Biogen, Inc.+ ..............................................       2,000       157,625
Merck & Co., Inc. ..........................................         600        38,888
Pfizer, Inc. ...............................................       3,000       107,812
Warner-Lambert Co. .........................................       2,000       132,750
MEDICAL PRODUCTS -- 1.7%
Johnson & Johnson Co. ......................................       1,200       110,250
Medtronic, Inc. ............................................      10,132       359,686
MiniMed, Inc.+ .............................................       1,785       175,376
PE Corp.-PE Biosystems Group ...............................         935        67,554
Schering-Plough Corp. ......................................       9,220       402,223
                                                                           -----------
                                                                             1,670,414
                                                                           -----------
INDUSTRIAL & COMMERCIAL -- 1.8%
BUSINESS SERVICES -- 0.3%
Exodus Communications, Inc.+ ...............................       2,000       144,125
PSInet, Inc.+ ..............................................       2,070        74,455
MACHINERY -- 0.1%
United Technologies Corp. ..................................         700        41,519
MULTI-INDUSTRY -- 1.4%
Mannesmann AG+ .............................................       1,600       255,372
Tyco International Ltd. ....................................       6,149       634,884
                                                                           -----------
                                                                             1,150,355
                                                                           -----------
INFORMATION & ENTERTAINMENT -- 2.9%
BROADCASTING & MEDIA -- 2.7%
Cablevision Systems Corp., Class A+ ........................       2,295       166,961
CBS Corp.+ .................................................       1,000        46,250
Clear Channel Communications, Inc.+ ........................       1,700       135,787
Cox Communications, Inc., Class A+ .........................       4,155       173,471
DoubleClick, Inc.+ .........................................       2,095       249,567
Infinity Broadcasting Corp., Class A+ ......................         440        12,898
Lamar Advertising Co.+ .....................................       1,166        57,717
Liberty Digital, Inc., Class A+ ............................         805        18,767
MediaOne Group, Inc.+ ......................................       1,500       102,469
Outdoor Systems, Inc.+ .....................................       2,537        90,698
Time Warner, Inc. ..........................................      10,149       616,552

----------------
36

COMMON STOCK (CONTINUED)
                                                                SHARES        VALUE
--------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
VoiceStream Wireless Corp. .................................       1,745   $   107,699
ENTERTAINMENT PRODUCTS -- 0.1%
Mattel, Inc. ...............................................       1,050        19,950
LEISURE & TOURISM -- 0.1%
Carnival Corp., Class A ....................................         960        41,760
McDonald's Corp. ...........................................       1,000        43,000
                                                                           -----------
                                                                             1,883,546
                                                                           -----------
INFORMATION TECHNOLOGY -- 13.5%
COMMUNICATION EQUIPMENT -- 1.9%
Lucent Technologies, Inc. ..................................       2,800       181,650
Nokia Corp., Class A ADR ...................................      10,185       914,740
UnitedGlobal.com, Class A+ .................................       2,085       149,338
COMPUTERS & BUSINESS EQUIPMENT -- 2.8%
Cisco Systems, Inc.+ .......................................       8,746       599,647
Dell Computer Corp.+ .......................................       3,600       150,525
EMC Corp.+ .................................................       9,565       683,300
Hewlett-Packard Co. ........................................         100         9,200
Honeywell, Inc. ............................................         400        44,525
International Business Machines Corp. ......................       2,000       242,750
Micron Technology, Inc.+ ...................................       2,000       133,125
ELECTRONICS -- 3.7%
Applied Materials, Inc.+ ...................................       3,260       253,872
ASM Lithography Holdings NV+ ...............................       2,555       171,345
Conexant Systems, Inc.+ ....................................       3,885       282,270
General Electric Co. .......................................       5,000       592,812
Intel Corp. ................................................       3,000       222,938
Maxim Integrated Products, Inc.+ ...........................         820        51,737
Motorola, Inc. .............................................       1,800       158,400
National Semiconductor Corp.+ ..............................       3,500       106,750
Pittway Corp., Class A .....................................       2,030        63,945
Texas Instruments, Inc. ....................................       4,470       367,657
Vitesse Semiconductor Corp.+ ...............................       1,525       130,197
SOFTWARE -- 2.4%
America Online, Inc.+ ......................................         650        67,600
Inktomi Corp.+ .............................................         685        82,221
Microsoft Corp.+ ...........................................       9,210       834,081
Sapient Corp.+ .............................................       2,015       189,914
Sun Microsystems, Inc.+ ....................................       1,270       118,110
Yahoo!, Inc.+ ..............................................       1,450       260,275
TELECOMMUNICATIONS -- 2.7%
Comcast Corp., Class A .....................................      11,080       441,815
Comverse Technology, Inc.+ .................................         280        26,407
JDS Uniphase Corp.+ ........................................       2,540       289,084
Level 3 Communications, Inc.+ ..............................       3,935       205,481
NEXTLINK Communications, Inc., Class A+ ....................       2,120       109,909
NTL, Inc.+ .................................................       1,185       113,871
Sprint Corp. (PCS Group) ...................................       2,305       171,867
VeriSign, Inc.+ ............................................       1,195       127,267
Vodafone AirTouch PLC ADR ..................................         955       227,051

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                SHARES        VALUE
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Vodafone Group PLC .........................................       2,172   $    51,259
                                                                           -----------
                                                                             8,826,935
                                                                           -----------
MATERIALS -- 0.4%
CHEMICALS -- 0.1%
du Pont (E.I.) de Nemours & Co. ............................         800        48,700
FOREST PRODUCTS -- 0.1%
Georgia-Pacific Group ......................................       1,600        64,800
METALS & MINERALS -- 0.2%
Alcoa, Inc. ................................................       2,000       124,125
                                                                           -----------
                                                                               237,625
                                                                           -----------
UTILITIES -- 2.0%
ELECTRIC UTILITIES -- 0.1%
GPU, Inc. ..................................................         800        26,100
PECO Energy Co. ............................................       1,000        37,500
GAS & PIPELINE UTILITIES -- 0.1%
Coastal Corp. ..............................................       2,000        81,875
TELEPHONE -- 1.8%
AT&T Corp. .................................................       2,500       108,750
AT&T Corp. - Liberty Media Group, Class A+ .................      23,183       860,669
GTE Corp. ..................................................         500        38,437
MCI WorldCom, Inc.+ ........................................       1,800       129,375
SBC Communications, Inc. ...................................         800        40,850
                                                                           -----------
                                                                             1,323,556
                                                                           -----------
TOTAL COMMON STOCK (cost $15,610,759) ......................                19,934,361
                                                                           -----------

PREFERRED STOCK -- 0.0%
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
SOFTWARE -- 0.0%
Concentric Network Corp., Series B 13.50%(1)(cost
  $7,852) ..................................................          10         9,100
                                                                           -----------

BONDS & NOTES -- 64.2%                                        PRINCIPAL
                                                                AMOUNT
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.7%
AUTOMOTIVE -- 0.1%
Accuride Corp., Series B 9.25% 2008 ........................  $   10,000         9,200
Delco Remy International, Inc. 8.63% 2007 ..................      25,000        23,188
Dura Operating Corp. 9.00% 2009* ...........................      10,000         9,475
Federal-Mogul Corp. 8.80% 2007 .............................      30,000        29,361
LDM Technologies, Inc., Series B 10.75% 2007 ...............      15,000        12,900
HOUSING -- 0.2%
Engle Homes, Inc., Series C 9.25% 2008 .....................      10,000         8,700
Falcon Building Products, Inc., Series B zero coupon
  2007(2) ..................................................      25,000        17,750
Henry Co., Series B 10.00% 2008 ............................      20,000        13,350
Nortek, Inc., Series B 8.88% 2008 ..........................       5,000         4,737

----------------
38

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
HOUSING (CONTINUED)
Nortek, Inc., Series B 9.25% 2007 ..........................  $   20,000   $    19,500
Standard Pacific Corp. 8.50% 2007 ..........................      20,000        19,050
Toll Corp. 8.13% 2009 ......................................      15,000        14,063
Webb (Del E.) Corp. 10.25% 2010 ............................      15,000        14,062
RETAIL -- 0.4%
Amazon.com, Inc. zero coupon 2008(2) .......................      69,000        46,230
Disco SA 9.88% 2008 ........................................      20,000        17,600
Duane Reade, Inc. 9.25% 2008 ...............................      50,000        50,375
J.C. Penney Co., Inc. 7.40% 2037 ...........................      90,000        88,044
Kroger Co. 7.38% 2005 ......................................      55,000        54,258
Mattress Discounters Corp. 12.63% 2007*(3) .................      15,000        14,513
Stater Brothers Holdings, Inc. 10.75% 2006* ................      25,000        25,531
                                                                           -----------
                                                                               491,887
                                                                           -----------
CONSUMER STAPLES -- 0.9%
FOOD, BEVERAGE & TOBACCO -- 0.9%
Aurora Foods, Inc., Series B 8.75% 2008 ....................       5,000         4,750
Aurora Foods, Inc., Series D 9.88% 2007 ....................      10,000        10,075
B & G Foods Corp. 9.63% 2007 ...............................      25,000        23,125
Chiquita Brands International, Inc. 10.00% 2009 ............      15,000        13,612
Del Monte Foods Co., Series B zero coupon 2007*(2) .........      16,000        11,980
Nash Finch Co., Series B 8.50% 2008 ........................      25,000        22,406
Panamerican Beverages, Inc. 8.13% 2003 .....................      70,000        67,051
Seagram (Joseph E.) & Sons, Inc. 7.50% 2018 ................     250,000       239,370
Vlasic Foods International, Inc. 10.25% 2009* ..............      30,000        26,850
Whitman Corp. 6.38% 2009 ...................................     160,000       147,469
HOUSEHOLD PRODUCTS -- 0.0%
Purina Mills, Inc. 9.00% 2010 ..............................      25,000         4,938
Revlon Consumer Products Corp. 9.00% 2006 ..................       5,000         4,525
Revlon Worldwide Corp. zero coupon 2001 ....................      15,000         8,400
Royster Clark, Inc. 10.25% 2009* ...........................      15,000        14,137
                                                                           -----------
                                                                               598,688
                                                                           -----------
ENERGY -- 1.4%
ENERGY SERVICES -- 0.1%
ICO, Inc., Series B 10.38% 2007 ............................      15,000        12,488
Key Energy Services, Inc., Series B 14.00% 2009 ............       5,000         5,238
Pride Petroleum Services, Inc. 9.38% 2007 ..................      25,000        24,437
Tuboscope Vetco International, Inc. 7.50% 2008 .............      25,000        21,715
ENERGY SOURCES -- 1.3%
Abraxas Petroleum Corp., Series D 11.50% 2004 ..............      30,000        20,850
Calpine Corp. 8.75% 2007 ...................................      25,000        25,104
Conoco, Inc. 5.90% 2004 ....................................      90,000        87,167
Conoco, Inc. 6.95% 2029 ....................................     120,000       111,361
Cross Timbers Oil Co., Series B 9.25% 2007 .................      15,000        14,850
Energy Corp. of America, Series A 9.50% 2007 ...............      40,000        35,650
Enron Corp. 6.75% 2004 .....................................     125,000       122,436
Kelley Oil & Gas Corp. 14.00% 2003* ........................      15,000        14,963
Newfield Exploration Co., Series B 7.45% 2007 ..............      80,000        74,998
Petroleos Mexicanos 9.38% 2008* ............................      75,000        76,406
Petroleos Mexicanos 9.50% 2027* ............................      60,000        57,600

                                                                ----------------

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Sonat, Inc. 6.88% 2005 .....................................  $  140,000   $   135,075
YPF Sociedad Anonima, Series C 10.00% 2028 .................     100,000       107,152
                                                                           -----------
                                                                               947,490
                                                                           -----------
FINANCE -- 10.6%
BANKS -- 2.7%
Banc One Corp. 8.00% 2027 ..................................      43,000        43,570
Bank One Corp. 7.25% 2004 ..................................     135,000       135,951
Bank One Corp. 7.38% 2002 ..................................      40,000        40,599
Banponce Financial Corp., Series C 6.75% 2001 ..............      95,000        94,638
Credit National 7.00% 2005 .................................     130,000       127,134
First Republic Bancorp 7.75% 2012 ..........................      50,000        46,115
First Union-Lehman Brothers Commercial Mortgage Corp. 6.60%
  2007 .....................................................     250,000       243,692
Korea Development Bank 7.13% 2001 ..........................      35,000        34,420
National City Corp. 7.20% 2005 .............................     200,000       199,616
National Westminster Bank PLC 7.38% 2009 ...................     120,000       119,860
NBD Bank SA 8.25% 2024 .....................................      50,000        54,007
NCNB Co. 9.38% 2009 ........................................      68,000        77,377
Royal Bank Scotland Group PLC 6.40% 2009 ...................     300,000       277,086
United States Bancorp 7.50% 2026 ...........................     210,000       214,355
Werner Holdings Co., Inc., Series A 10.00% 2007 ............      10,000         9,475
Western Financial Savings Bank 8.88% 2007 ..................      25,000        22,125
FINANCIAL SERVICES -- 5.9%
Aesop Funding Corp. 6.14% 2006* ............................     120,000       114,394
Aesop Funding II LLC 6.22% 2001* ...........................     120,000       119,628
Aesop Funding II LLC 6.40% 2003* ...........................     100,000        99,704
Allstate Financing II 7.83% 2045 ...........................      49,000        44,766
American General Finance Corp., Series E 6.25% 2002 ........     100,000        98,344
Arcadia Financial Ltd. 11.50% 2007 .........................       5,000         3,813
Arcadia Financial Ltd. 11.50% 2007(3) ......................      10,000         7,975
Asset Securitization Corp. 6.66% 2041 ......................      80,000        78,195
Associates Corp. of North America 5.75% 2003 ...............      55,000        53,099
Associates Corp. of North America, Series G 7.63% 2004 .....     130,000       133,784
Chase Credit Card Master Trust 6.19% 2005* .................     150,000       148,890
Citigroup, Inc. 6.63% 2028 .................................     300,000       263,507
Crown Castle International Corp. zero coupon 2007(2) .......      35,000        24,631
CS First Boston Mortgage Securities Corp. 7.24% 2029 .......     110,000       109,870
Dime Capital Trust I, Series A 9.33% 2027 ..................      40,000        39,795
Equitable Cos., Inc. 7.00% 2028 ............................     130,000       117,042
Finova Capital Corp. 6.63% 2001 ............................     125,000       124,822
Finova Capital Corp., Series C 6.39% 2002 ..................      80,000        78,485
Fleet Mortgage Group, Inc., Series A 6.84% 2003 ............      50,000        49,968
Ford Motor Credit Co. 7.02% 2000 ...........................     125,000       126,196
G E Capital Mortgage Services, Inc. 6.25% 2023 .............       9,774         9,731
General Electric Capital Corp. 8.70% 2007 ..................     200,000       220,714
General Motors Acceptance Corp. 7.63% 2003 .................     135,000       138,640
Liberty Financial Cos., Inc. 6.75% 2008 ....................     125,000       116,612
Popular North America, Inc. 6.63% 2002 .....................      50,000        49,107
Principal Financial Group Australia 8.20% 2009* ............     300,000       302,428
Private Export Funding Corp. 6.31% 2004 ....................     100,000        99,733
Private Export Funding Corp. 6.62% 2005 ....................     160,000       161,337
Private Export Funding Corp. 7.03% 2003 ....................      60,000        61,392
Private Export Funding Corp. 7.30% 2002 ....................     270,000       276,329

----------------
40

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
RBF Finance Co. 11.38% 2009 ................................  $   30,000   $    31,500
Sprint Capital Corp. 6.13% 2008 ............................     155,000       144,117
Sun Canada Financial Co. 6.63% 2007* .......................     160,000       152,153
Tembec Finance Corp. 9.88% 2005 ............................      15,000        15,450
Tembec Industries, Inc. 8.63% 2009 .........................       5,000         4,912
Toyota Motor Credit Corp. 5.63% 2003 .......................     125,000       120,611
U.S. West Capital Funding, Inc. 6.25% 2005 .................     165,000       157,351
INSURANCE -- 2.0%
AAG Holding, Inc. 6.88% 2008 ...............................     100,000        91,623
Abbey National PLC 6.69% 2005 ..............................     250,000       243,105
American Financial Group, Inc. 7.13% 2009 ..................      60,000        54,569
CIGNA Corp. 7.40% 2007 .....................................      95,000        94,545
CIGNA Corp. 7.88% 2027 .....................................      37,000        36,014
Florida Windstorm Underwriting Associates, Inc. 7.13%
  2019* ....................................................     340,000       318,430
Jackson National Life Insurance Co. 8.15% 2027* ............      44,000        44,083
Lumbermens Mutual Casualty Co. 8.30% 2037* .................      80,000        72,753
Metropolitan Life Insurance Co. 7.70% 2015* ................     140,000       140,406
Prudential Insurance Co. America 6.88% 2003* ...............     200,000       200,006
                                                                           -----------
                                                                             6,934,579
                                                                           -----------
HEALTHCARE -- 1.0%
HEALTH SERVICES -- 0.4%
Beverly Enterprises, Inc. 9.00% 2006 .......................      10,000         8,600
Columbia/HCA Healthcare Corp. 7.25% 2008 ...................      25,000        21,879
HEALTHSOUTH Corp. 6.88% 2005 ...............................     120,000       111,274
Lifepoint Hospitals Holdings, Inc. 10.75% 2009* ............      10,000         9,950
Tenet Healthcare Corp. 7.88% 2003 ..........................      50,000        48,375
Tenet Healthcare Corp., Series B 8.13% 2008 ................      20,000        18,243
Triad Hospitals Holdings, Inc. 11.00% 2009* ................      20,000        19,950
MEDICAL PRODUCTS -- 0.6%
Alaris Med, Inc. zero coupon 2008(2) .......................      30,000        15,863
Allegiance Corp. 7.00% 2026 ................................     260,000       258,328
Beckman Instruments, Inc. 7.10% 2003 .......................      75,000        72,744
Beckman Instruments, Inc. 7.45% 2008 .......................      10,000         9,297
Mediq PRN Life Support Services, Inc. 11.00% 2008 ..........      30,000        22,875
Owens & Minor, Inc. 10.88% 2006 ............................      20,000        20,400
                                                                           -----------
                                                                               637,778
                                                                           -----------
INDUSTRIAL & COMMERCIAL -- 1.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
K & F Industries, Inc., Series B 9.25% 2007 ................      30,000        28,800
SCL Term Aereo Santiago SA 6.95% 2012* .....................     200,000       182,434
BUSINESS SERVICES -- 1.1%
Allied Waste North America, Inc., Series B 7.63% 2006 ......      35,000        31,500
Boise Cascade Office Products Corp. 7.05% 2005 .............     230,000       213,824
Federal Express Corp. 6.72% 2022 ...........................     189,527       179,431
Fisher Scientific International, Inc. 9.00% 2008 ...........      20,000        18,500
Iron Mountain, Inc. 8.75% 2009 .............................      20,000        18,800
Neenah Foundry Co., Series F 11.13% 2007 ...................       5,000         4,713
True Temper Sports, Inc. 10.88% 2008 .......................      45,000        41,737
USA Waste Services, Inc. 7.13% 2007 ........................     170,000       153,568

                                                                ----------------

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
WMX Technologies, Inc. 7.00% 2006 ..........................  $   15,000   $    13,570
World Color Press, Inc. 8.38% 2008 .........................      15,000        14,775
MACHINERY -- 0.0%
Grove Worldwide, Inc. LLC 9.25% 2008 .......................      15,000         9,300
Johnstown America Industries, Inc., Series C 11.75% 2005 ...      10,000        10,250
Numatics, Inc., Series B 9.63% 2008 ........................      10,000         8,550
Westinghouse Air Brake Co. Series B2 9.38% 2005 ............       5,000         5,056
MULTI-INDUSTRY -- 0.0%
American Standard, Inc. 7.63% 2010 .........................      10,000         9,000
TRANSPORTATION -- 0.1%
AMR Corp. 9.88% 2020 .......................................      70,000        82,138
                                                                           -----------
                                                                             1,025,946
                                                                           -----------
INFORMATION & ENTERTAINMENT -- 2.3%
BROADCASTING & MEDIA -- 1.6%
Adelphia Communications Corp., Series B 8.38% 2008 .........      10,000         9,425
Allbritton Communications Co., Series B 8.88% 2008 .........      20,000        19,100
AMC Entertainment, Inc. 9.50% 2009 .........................      45,000        37,575
American Media Operations, Inc. 10.25% 2009* ...............      15,000        14,550
Benedek Communications Corp. zero coupon 2006(2) ...........      30,000        26,213
Cablevision SA 13.75% 2009* ................................      10,000         9,250
Century Communications Corp., Series B zero coupon 2008 ....      55,000        23,100
Charter Communications Holdings 8.63% 2009* ................      40,000        37,600
Classic Cable, Inc. 9.88% 2008* ............................      10,000        10,075
Comcast Cable Communications Corp. 8.50% 2027 ..............      50,000        52,857
Echostar DBS Corp. 9.38% 2009* .............................      70,000        69,037
Emmis Communications Corp., Series B 8.13% 2009 ............      10,000         9,475
Falcon Holding Group LP, Series B 8.38% 2010 ...............      20,000        19,650
Falcon Holding Group LP, Series B zero coupon 2010(2) ......      10,000         6,925
Frontiervision Holdings LP zero coupon 2007(2) .............      25,000        21,156
Frontiervision Holdings LP zero coupon 2007(2) .............      15,000        12,844
Granite Broadcasting Corp. 8.88% 2008 ......................      20,000        19,300
LIN Holdings Corp. zero coupon 2008(2) .....................      65,000        44,037
Multicanal SA 13.13% 2009* .................................      35,000        32,725
News America Holdings, Inc. 8.00% 2016 .....................     305,000       299,931
Price Communications Wireless, Inc., Series B 9.13% 2006 ...      25,000        25,375
RCN Corp. zero coupon 2008(2) ..............................      45,000        27,000
Scholastic Corp. 7.00% 2003 ................................      80,000        79,069
Sullivan Graphics, Inc. 12.75% 2005 ........................      25,000        25,625
TV Guide, Inc. 8.13% 2009 ..................................      25,000        23,594
Viacom, Inc. 7.75% 2005 ....................................      80,000        81,120
Young Broadcasting, Inc., Series B 8.75% 2007 ..............      25,000        24,375
ENTERTAINMENT PRODUCTS -- 0.1%
Bell Sports, Inc., Series B 11.00% 2008 ....................      40,000        40,150
LEISURE & TOURISM -- 0.6%
Aztar Corp. 8.88% 2007 .....................................      25,000        23,500
Continental Airlines, Inc. 6.47% 2004 ......................      90,771        87,910
Continental Airlines, Inc. 6.65% 2017 ......................      68,494        62,400
Dunlop Standard Aerospace Holdings PLC 11.88% 2009* ........      35,000        35,262
Hollywood Casino Corp. 11.25% 2007* ........................      40,000        40,400
Loews Cineplex Entertainment Corp. 8.88% 2008 ..............      40,000        36,200

----------------
42

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Station Casinos, Inc. 8.88% 2008 ...........................  $   25,000   $    24,313
Tricon Global Restaurants, Inc. 7.65% 2008 .................      25,000        24,764
                                                                           -----------
                                                                             1,435,882
                                                                           -----------
INFORMATION TECHNOLOGY -- 1.6%
COMMUNICATION EQUIPMENT -- 0.0%
L-3 Communications Corp., Series B 8.00% 2008 ..............      15,000        14,063
Verio, Inc. 11.25% 2008 ....................................      10,000        10,200
ELECTRONICS -- 0.1%
Advanced Micro Devices, Inc. 11.00% 2003 ...................      25,000        22,500
Amphenol Corp. 9.88% 2007 ..................................       5,000         5,038
SCG Holdings & Semiconductor Co. 12.00% 2009* ..............      25,000        25,562
SOFTWARE -- 0.1%
Concentric Network Corp. 12.75% 2007 .......................      30,000        30,150
Exodus Communications, Inc. 11.25% 2008 ....................      30,000        30,450
PSInet, Inc. 10.00% 2005 ...................................      20,000        19,125
PSInet, Inc. 11.00% 2009 ...................................      10,000         9,875
PSInet, Inc. 11.50% 2008 ...................................      15,000        15,150
TELECOMMUNICATIONS -- 1.4%
Alaska Communications Systems 9.38% 2009* ..................      25,000        23,563
AMSC Acquisition, Inc., Series B 12.25% 2008 ...............       5,000         3,600
Bresnan Communications Group zero coupon 2009*(2) ..........      20,000        13,100
BTI Telecom Corp. 10.50% 2007 ..............................      10,000         8,400
Clearnet Communications, Inc. zero coupon 2009(2) ..........      20,000        11,975
Compania De Telecomunicaciones De Chile 7.63% 2006 .........      50,000        46,961
Compania De Telecomunicaciones De Chile 8.38% 2006 .........      50,000        49,533
Covad Communications Group, Inc. 12.50% 2009 ...............      15,000        14,175
e.Spire Communications, Inc. zero coupon 2008(2) ...........      35,000        12,600
Fairchild Semiconductor Corp. 10.13% 2007 ..................      35,000        34,300
GCI, Inc. 9.75% 2007 .......................................      35,000        33,162
Globalstar LP 10.75% 2004 ..................................      15,000         9,450
GST Telecommunications, Inc. zero coupon 2008*(2) ..........      20,000         9,400
Hyperion Telecommunications, Inc., Series B 12.25% 2004 ....      20,000        21,000
Hyperion Telecommunications, Inc., Series B zero coupon
  2003(2) ..................................................      10,000         8,400
Insight Midwest LP 9.75% 2009 ..............................       5,000         5,038
Intermedia Communications, Inc., Series B 8.88% 2007 .......      35,000        30,975
Iridium LLC, Series C 11.25% 2005(4) .......................      15,000         1,500
Iridium LLC, Series D 10.88% 2005(4) .......................      10,000         1,000
ITC Deltacom, Inc. 9.75% 2008 ..............................       5,000         5,025
IXC Communications, Inc. 9.00% 2008 ........................      25,000        24,625
KMC Telecom Holdings, Inc. zero coupon 2008(2) .............      40,000        21,350
Level 3 Communications, Inc. 9.13% 2008 ....................      15,000        13,575
McleodUSA, Inc. 8.38% 2008 .................................      15,000        13,950
McleodUSA, Inc. 9.25% 2007 .................................      10,000         9,900
MGC Communications, Inc., Series B 13.00% 2004 .............      15,000        13,350
MJD Communications, Inc., Series B 9.50% 2008 ..............      10,000         9,725
Nextel Communications, Inc. zero coupon 2007(2) ............      85,000        60,137
NEXTLINK Communications, Inc. zero coupon 2009 .............      15,000         8,644
NEXTLINK Communications, Inc. zero coupon 2008(2) ..........      45,000        26,325
NTL Communications Corp., Series B zero coupon 2008(2) .....      50,000        33,312
Paging Network, Inc. 10.13% 2007 ...........................      25,000         6,875
Qwest Communications International, Inc. 7.50% 2008 ........      10,000         9,718
Rogers Cantel, Inc. 9.38% 2008 .............................      10,000        10,500
RSL Communications PLC 12.00% 2008 .........................      25,000        25,062

                                                                ----------------

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Satelites Mexicanos SA 10.13% 2004 .........................  $   20,000   $    14,950
Tele-Communications, Inc. 7.25% 2005 .......................      50,000        50,699
Tele-Communications, Inc. 8.00% 2005 .......................      50,000        52,328
Tele-Communications, Inc. 9.25% 2002 .......................      50,000        53,169
Telecommunications Techniques Co. LLC 9.75% 2008 ...........      25,000        23,688
Time Warner Telecom, Inc. 9.75% 2008 .......................      30,000        30,225
Verio, Inc. 10.38% 2005 ....................................      20,000        19,850
Viatel, Inc. 11.25% 2008 ...................................      25,000        23,500
                                                                           -----------
                                                                             1,080,727
                                                                           -----------
MATERIALS -- 1.2%
CHEMICALS -- 0.8%
Acetex Corp. 9.75% 2003 ....................................      25,000        22,187
Arco Chemical Co. 9.80% 2020 ...............................      15,000        14,277
Huntsman Corp. 9.50% 2007* .................................      15,000        14,025
ICI Wilmington, Inc. 6.95% 2004 ............................     270,000       268,140
Lyondell Chemical Co., Series B 9.88% 2007 .................      45,000        44,550
Pioneer Americas Acquisition Corp., Series B 9.25% 2007 ....      15,000        11,513
Praxair, Inc. 6.75% 2003 ...................................      75,000        74,380
Scotts Co. 8.63% 2009* .....................................       5,000         4,775
Sovereign Specialty Chemicals Corp. 9.50% 2007 .............      15,000        14,813
Texas Petrochemicals Corp. 11.13% 2006 .....................      30,000        25,275
ZSC Specialty Chemical PLC 11.00% 2009* ....................      25,000        25,000
FOREST PRODUCTS -- 0.2%
Boise Cascade Corp., Series B 9.90% 2001 ...................      90,000        94,072
Doman Industries, Ltd. 12.00% 2004* ........................      25,000        25,188
Gaylord Container Corp., Series B 9.38% 2007 ...............      20,000        18,550
Grupo Industrial Durango SA de CV 12.63% 2003 ..............      10,000         9,775
Packaging Corp. of America 9.63% 2009* .....................      15,000        15,150
Repap New Brunswick, Inc. 9.00% 2004 .......................      10,000         9,600
METALS & MINERALS -- 0.2%
Alaska Steel Corp. 7.88% 2009 ..............................      10,000         9,225
Armco, Inc. 8.88% 2008 .....................................      25,000        24,562
Bayou Steel Corp. 9.50% 2008 ...............................      15,000        14,137
BWay Corp., Series B 10.25% 2007 ...........................      20,000        20,100
Consumers Packaging, Inc. 9.75% 2007 .......................      10,000         9,475
Neenah Corp., Series B 11.13% 2007 .........................       5,000         4,713
P & L Coal Holdings Corp., Series B 9.63% 2008 .............      30,000        28,725
Weirton Steel Corp. 11.38% 2004 ............................       5,000         4,963
                                                                           -----------
                                                                               807,170
                                                                           -----------
MUNICIPAL BONDS -- 1.4%
MUNICIPAL BONDS -- 1.4%
Allentown Pennsylvania 6.20% 2005 ..........................     280,000       270,992
Fresno County California Pension Obligation 6.07% 2003 .....      50,000        49,005
Hudson County New Jersey Improvement Authority Facility
  6.55% 2002 ...............................................     135,000       135,960
Huntsville Alabama Solid Waste Disposal Authority 5.95%
  2003 .....................................................     100,000        97,336
Miami Florida Revenue 7.25% 2003 ...........................     135,000       138,038
Phoenix Arizona Civic Improvement Corp. 6.30% 2008 .........     100,000        94,588
Southern California Public Power Authority Project 6.93%
  2017 .....................................................     125,000       117,811
                                                                           -----------
                                                                               903,730
                                                                           -----------

----------------
44

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
NON-U.S. GOVERNMENT OBLIGATIONS -- 0.1%
FOREIGN GOVERNMENT -- 0.1%
Republic of Lithuania 7.13% 2002* ..........................  $   43,000   $    40,098
                                                                           -----------
REAL ESTATE -- 0.4%
REAL ESTATE COMPANIES -- 0.4%
Equity Office Properties Operating LP 6.38% 2003 ...........     120,000       116,265
Post Apartment Homes LP 7.02% 2001 .........................     130,000       131,499
                                                                           -----------
                                                                               247,764
                                                                           -----------
U.S. GOVERNMENT & AGENCIES -- 39.1%
U.S. GOVERNMENT & AGENCIES -- 39.1%
Federal Home Loan Mortgage Corp. 6.00% 2006 ................      23,140        23,075
Federal Home Loan Mortgage Corp. 6.00% 2013 ................     471,592       454,054
Federal Home Loan Mortgage Corp. 6.00% 2028 ................     954,996       891,421
Federal Home Loan Mortgage Corp. 6.50% 2022 ................     160,000       153,549
Federal Home Loan Mortgage Corp. 6.50% 2023 ................      60,000        54,956
Federal Home Loan Mortgage Corp. 6.75% 2022 ................      45,000        43,589
Federal Home Loan Mortgage Corp. 7.00% 2023 ................      32,000        31,400
Federal Home Loan Mortgage Corp. 7.50% 2023 ................      16,015        16,145
Federal Home Loan Mortgage Corp. 7.75% 2022 ................      89,247        89,497
Federal Home Loan Mortgage Corp. 8.50% 2008 ................     165,111       169,486
Federal Home Loan Mortgage Corp. 8.50% 2019 ................      37,932        39,402
Federal National Mortgage Association 5.25% 2003 ...........   1,635,000     1,586,964
Federal National Mortgage Association 5.63% 2001 ...........     710,000       706,890
Federal National Mortgage Association 5.65% 2005 ...........      20,479        20,382
Federal National Mortgage Association 5.75% 2008 ...........   1,715,000     1,619,063
Federal National Mortgage Association 6.00% 2014 ...........     757,953       728,985
Federal National Mortgage Association 6.00% 2028 ...........     545,845       509,000
Federal National Mortgage Association 6.00% 2028 ...........      38,888        36,263
Federal National Mortgage Association 6.18% 2008 ...........      24,690        23,751
Federal National Mortgage Association 6.27% 2007 ...........      83,740        81,209
Federal National Mortgage Association 6.30% 2008 ...........      19,746        19,136
Federal National Mortgage Association 6.30% 2008 ...........      24,575        23,859
Federal National Mortgage Association 6.34% 2008 ...........      19,489        18,983
Federal National Mortgage Association 6.36% 2008 ...........     128,225       125,417
Federal National Mortgage Association 6.39% 2006 ...........      19,246        18,901
Federal National Mortgage Association 6.43% 2008 ...........      24,573        24,042
Federal National Mortgage Association 6.50% 2013 ...........     451,708       443,239
Federal National Mortgage Association 6.59% 2007 ...........      98,132        96,949
Federal National Mortgage Association 6.91% 2007 ...........      97,994        98,688
Federal National Mortgage Association 6.98% 2007 ...........     141,362       142,888
Federal National Mortgage Association 7.02% 2007 ...........      18,748        18,984
Federal National Mortgage Association 7.04% 2007 ...........      63,556        64,325
Federal National Mortgage Association 7.28% 2006 ...........      39,014        39,954
Federal National Mortgage Association 7.39% 2021 ...........      47,724        48,547
Federal National Mortgage Association 7.75% 2021 ...........     200,000       202,374
Federal National Mortgage Association 8.00% 2006 ...........      89,492        91,170
Government National Mortgage Association 6.50% 2029 ........     350,000       334,575
Government National Mortgage Association 7.00% 2022 ........      16,957        16,734
Government National Mortgage Association 7.00% 2023 ........      11,688        11,531
Government National Mortgage Association 7.00% 2029 ........     499,652       490,609
Government National Mortgage Association 7.25% 2027 ........     265,269       263,237
Government National Mortgage Association 7.50% 2022 ........      28,702        28,899
Government National Mortgage Association 7.50% 2024 ........       9,765         9,822
Government National Mortgage Association 7.50% 2027 ........     292,787       293,700
Government National Mortgage Association 8.50% 2017 ........      49,165        51,355
Government National Mortgage Association 9.00% 2021 ........      12,176        12,800

                                                                ----------------

BONDS & NOTES (CONTINUED)                                     PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Overseas Private Investment Corp., Series 96-A 6.99%
  2009 .....................................................  $  465,000   $   469,896
United States Treasury Bonds 5.25% 2028 ....................     800,000       693,376
United States Treasury Bonds 5.50% 2028 ....................      35,000        31,325
United States Treasury Bonds 7.50% 2016 ....................     700,000       774,809
United States Treasury Bonds 8.50% 2020 ....................     275,000       337,648
United States Treasury Bonds 9.25% 2016 ....................   1,850,000     2,365,687
United States Treasury Bonds 11.88% 2003 ...................   1,700,000     2,062,049
United States Treasury Bonds 12.00% 2013 ...................   2,360,000     3,257,909
United States Treasury Notes 4.63% 2000 ....................     200,000       198,032
United States Treasury Notes 4.75% 2008 ....................     800,000       728,248
United States Treasury Notes 5.00% 2001 ....................   1,400,000     1,389,066
United States Treasury Notes 5.50% 2009 ....................     900,000       870,894
United States Treasury Notes 5.63% 2008 ....................     200,000       194,124
United States Treasury Notes 5.75% 2000 ....................     150,000       150,399
United States Treasury Notes 6.63% 2001 ....................     225,000       228,726
United States Treasury Notes 7.75% 2001 ....................   1,350,000     1,387,760
United States Treasury Strip Bonds zero coupon 2012 ........     475,000       215,014
                                                                           -----------
                                                                            25,624,761
                                                                           -----------
UTILITIES -- 2.0%
ELECTRIC UTILITIES -- 0.7%
Atlantic City Electric Co. 6.38% 2005 ......................      60,000        59,074
Pacificorp 6.38% 2008 ......................................     250,000       243,275
Public Service Electric & Gas Co. 8.88% 2003 ...............      35,000        36,678
UtiliCorp United, Inc. 6.88% 2004 ..........................      80,000        78,686
WESCO Distribution, Inc., Series B 9.13% 2008 ..............      20,000        18,800
GAS & PIPELINE UTILITIES -- 0.5%
HNG Internorth, Inc. 9.63% 2006 ............................     140,000       154,301
KN Energy, Inc. 6.65% 2005 .................................     200,000       191,788
TELEPHONE -- 0.8%
Alestra SA DE RL DE CV 12.13% 2006* ........................      50,000        47,125
GTE Corp. 6.36% 2006 .......................................     210,000       201,398
Intermedia Communications, Inc., Series B 9.50% 2009 .......      10,000         9,100
Intermedia Communications, Inc., Series B zero coupon
  2009(2) ..................................................      25,000        12,187
MCI Communications Corp. 6.13% 2002(5) .....................      60,000        59,515
MCI WorldCom, Inc. 7.55% 2004 ..............................     200,000       204,302
                                                                           -----------
                                                                             1,316,229
                                                                           -----------
TOTAL BONDS & NOTES (cost $43,856,118) .....................                42,092,729
                                                                           -----------

WARRANTS -- 0.0%+
                                                               WARRANTS
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. 1/31/08*# (cost $55) ............          20            50
                                                                           -----------
TOTAL INVESTMENT SECURITIES (cost $59,474,784) .............                62,036,240
                                                                           -----------

SHORT-TERM SECURITIES -- 1.1%                                 PRINCIPAL
                                                                AMOUNT
--------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.4%
Cincinnati Milacron, Inc. 7.88% due 5/15/00 ................  $  130,000       130,290
Cleveland Electric Illuminating Co., Series B 7.19% due
  7/01/00 ..................................................      50,000        50,060
Private Export Funding Corp. 7.90% due 3/31/00 .............      75,000        75,782
                                                                           -----------
                                                                               256,132
                                                                           -----------

------------------
46

SHORT-TERM SECURITIES (CONTINUED)                             PRINCIPAL
                                                                AMOUNT        VALUE
--------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.7%
Federal Home Loan Mortgage Discount Notes 5.18% due
  10/01/99 .................................................  $  500,000   $   500,000
                                                                           -----------
TOTAL SHORT-TERM SECURITIES (cost $756,046) ................                   756,132
                                                                           -----------

REPURCHASE AGREEMENTS -- 5.7%
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.7%
ABN Amro Bank NA Joint Repurchase Agreement Account (Note
  3) .......................................................   2,605,000     2,605,000
State Street Bank & Trust Co. Joint Repurchase Agreement
  Account (Note 3) .........................................   1,139,000     1,139,000
                                                                           -----------
TOTAL REPURCHASE AGREEMENTS (cost $3,744,000) ..............                 3,744,000
                                                                           -----------

TOTAL INVESTMENTS --
  (cost $63,974,830)                    101.4%                                            66,536,372
Liabilities in excess of other
  assets --                              (1.4)                                              (948,123)
                                        -----                                            -----------
NET ASSETS --                           100.0%                                           $65,588,249
                                        =====                                            ===========

-------------
+   Non-income producing securities
#  Fair valued security; see Note 2
*  Resale restricted to qualified institutional buyers
(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(3) Bond issued as part of a unit which includes an equity component
(4) Bond in default
(5) Variable rate security; rate as of September 30, 1999
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------------
       CONTRACT                IN           DELIVERY    GROSS UNREALIZED
      TO DELIVER          EXCHANGE FOR        DATE        APPRECIATION
------------------------------------------------------------------------
*USD           41,806     EUR    40,000    10/08/1999        $   783
*USD           26,048     EUR    25,000    10/08/1999            570
 EUR          250,000    USD    271,250    12/09/1999          3,736
                                                             -------
                                                             $ 5,089
                                                             -------

                                                        GROSS UNREALIZED
                                                          DEPRECIATION
------------------------------------------------------------------------
*USD           43,057     EUR    40,000    10/08/1999        $  (469)
 EUR           25,000    USD     25,775    10/08/1999           (843)
*EUR          325,000    USD    339,950    10/08/1999         (6,081)
 EUR           30,000    USD     31,664    10/08/1999           (278)
 EUR           75,000    USD     78,746    10/08/1999         (1,106)
                                                             -------
                                                              (8,777)
                                                             -------
Net Unrealized Depreciation..........................        $(3,688)
                                                             =======

-------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

EUR  -- Euro Dollar
USD  -- United States Dollar

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

COMMON STOCK -- 16.6%
                                                                    SHARES         VALUE
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.5%
APPAREL & TEXTILES -- 0.1%
Oakley, Inc.+ ..............................................            1,900   $    11,756

AUTOMOTIVE -- 0.1%
Ford Motor Co. .............................................              600        30,112
General Motors Corp. .......................................              500        31,469

RETAIL -- 1.3%
Amazon.com, Inc.+ ..........................................            3,410       271,948
Costco Wholesale Corp.+ ....................................              495        35,640
Dayton Hudson Corp. ........................................              480        28,830
eBay, Inc.+ ................................................              455        64,184
Gap, Inc. ..................................................            1,500        48,000
Home Depot, Inc. ...........................................            1,640       112,545
Staples, Inc.+ .............................................            2,830        61,729
Wal-Mart Stores, Inc. ......................................            1,600        76,100
                                                                                -----------
                                                                                    772,313
                                                                                -----------
CONSUMER STAPLES -- 0.0%
FOOD, BEVERAGE & TOBACCO -- 0.0%
Philip Morris Cos., Inc. ...................................              700        23,931
                                                                                -----------
ENERGY -- 1.2%
ENERGY SERVICES -- 0.3%
Baker Hughes, Inc. .........................................            2,000        58,000
Halliburton Co. ............................................              900        36,900
Schlumberger Ltd. ..........................................            1,000        62,312

ENERGY SOURCES -- 0.9%
Chevron Corp. ..............................................              500        44,375
Enron Corp. ................................................            6,195       255,544
Exxon Corp. ................................................              200        15,188
Mobil Corp. ................................................              800        80,600
Royal Dutch Petroleum Co. GDR ..............................            1,000        59,062
                                                                                -----------
                                                                                    611,981
                                                                                -----------
FINANCE -- 1.7%
BANKS -- 0.6%
Bank of America Corp. ......................................            1,000        55,687
Bank of New York Co., Inc. .................................            1,000        33,437
Chase Manhattan Corp. ......................................              600        45,225
Fifth Third Bancorp ........................................              570        34,681
First Union Corp. ..........................................              350        12,447
Firstar Corp. ..............................................            2,285        58,553
Mellon Bank Corp. ..........................................            2,000        67,500

----------------
48

COMMON STOCK (CONTINUED)
                                                                    SHARES         VALUE
-------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Summit Bancorp. ............................................              600   $    19,463
Telebanc Financial Corp.+ ..................................              305         7,015

FINANCIAL SERVICES -- 1.1%
American Express Co. .......................................            1,420       191,167
Capital One Financial Corp. ................................            1,800        70,200
Citigroup, Inc. ............................................              900        39,600
E*TRADE Group, Inc.+ .......................................              920        21,620
Fannie Mae .................................................              600        37,613
Merrill Lynch & Co., Inc. ..................................            1,000        67,188
Morgan Stanley, Dean Witter & Co. ..........................            1,000        89,187
Paine Webber Group, Inc. ...................................              900        32,625
                                                                                -----------
                                                                                    883,208
                                                                                -----------

HEALTHCARE -- 1.5%
DRUGS -- 0.6%
Abbott Laboratories, Inc. ..................................              500        18,375
Amgen, Inc.+ ...............................................              500        40,750
Biogen, Inc.+ ..............................................            1,000        78,812
Merck & Co., Inc. ..........................................              600        38,888
Pfizer, Inc. ...............................................            1,800        64,688
Warner-Lambert Co. .........................................            1,300        86,287

MEDICAL PRODUCTS -- 0.9%
Johnson & Johnson Co. ......................................              800        73,500
Medtronic, Inc. ............................................            3,624       128,652
MiniMed, Inc.+ .............................................              640        62,880
PE Corp.-PE Biosystems Group ...............................              340        24,565
Schering-Plough Corp. ......................................            3,860       168,392
                                                                                -----------
                                                                                    785,789
                                                                                -----------

INDUSTRIAL & COMMERCIAL -- 0.8%
BUSINESS SERVICES -- 0.1%
Exodus Communications, Inc.+ ...............................              715        51,525
PSInet, Inc.+ ..............................................              740        26,617

MACHINERY -- 0.0%
United Technologies Corp. ..................................              300        17,794

MULTI-INDUSTRY -- 0.7%
Mannesmann AG+ .............................................              574        91,614
Tyco International Ltd. ....................................            2,487       256,783
                                                                                -----------
                                                                                    444,333
                                                                                -----------

INFORMATION & ENTERTAINMENT -- 1.6%
BROADCASTING & MEDIA -- 1.5%
Cablevision Systems Corp., Class A+ ........................              820        59,655
CBS Corp.+ .................................................              700        32,375
Clear Channel Communications, Inc.+ ........................            1,100        87,862
Cox Communications, Inc., Class A+ .........................            1,490        62,208
DoubleClick, Inc.+ .........................................              750        89,344

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES         VALUE
-------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Infinity Broadcasting Corp., Class A+ ......................              155   $     4,543
Lamar Advertising Co.+ .....................................              419        20,741
Liberty Digital, Inc., Class A+ ............................              295         6,877
MediaOne Group, Inc.+ ......................................            1,500       102,469
Outdoor Systems, Inc.+ .....................................              911        32,568
Time Warner, Inc. ..........................................            4,304       261,468
VoiceStream Wireless Corp. .................................              625        38,574

ENTERTAINMENT PRODUCTS -- 0.0%
Mattel, Inc. ...............................................              380         7,220

LEISURE & TOURISM -- 0.1%
Carnival Corp., Class A ....................................              460        20,010
McDonald's Corp. ...........................................              600        25,800
                                                                                -----------
                                                                                    851,714
                                                                                -----------

INFORMATION TECHNOLOGY -- 7.1%
COMMUNICATION EQUIPMENT -- 1.0%
Lucent Technologies, Inc. ..................................            1,200        77,850
Nokia Corp., Class A ADR ...................................            4,325       388,439
UnitedGlobal.com, Class A+ .................................              745        53,361

COMPUTERS & BUSINESS EQUIPMENT -- 1.7%
Cisco Systems, Inc.+ .......................................            3,659       250,870
Dell Computer Corp.+ .......................................            1,800        75,262
EMC Corp.+ .................................................            3,650       260,747
Hewlett-Packard Co. ........................................              100         9,200
Honeywell, Inc. ............................................              200        22,263
International Business Machines Corp. ......................            1,500       182,062
Micron Technology, Inc.+ ...................................            1,000        66,563

ELECTRONICS -- 1.9%
Applied Materials, Inc.+ ...................................            1,165        90,724
ASM Lithography Holdings NV+ ...............................              915        61,362
Conexant Systems, Inc.+ ....................................            1,675       121,699
General Electric Co. .......................................            2,000       237,125
Intel Corp. ................................................            1,800       133,763
Maxim Integrated Products, Inc.+ ...........................              290        18,297
Motorola, Inc. .............................................            1,000        88,000
National Semiconductor Corp.+ ..............................            1,600        48,800
Pittway Corp., Class A .....................................              730        22,995
Texas Instruments, Inc. ....................................            1,830       150,518
Vitesse Semiconductor Corp.+ ...............................              545        46,529

SOFTWARE -- 1.2%
America Online, Inc.+ ......................................              235        24,440
Inktomi Corp.+ .............................................              245        29,408
Microsoft Corp.+ ...........................................            4,150       375,834
Sapient Corp.+ .............................................              725        68,331
Sun Microsystems, Inc.+ ....................................              455        42,315
Yahoo!, Inc.+ ..............................................              520        93,340

----------------
50

COMMON STOCK (CONTINUED)
                                                                    SHARES         VALUE
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS -- 1.3%
Comcast Corp., Class A .....................................            5,255   $   209,543
Comverse Technology, Inc.+ .................................              100         9,431
JDS Uniphase Corp.+ ........................................            1,085       123,487
Level 3 Communications, Inc.+ ..............................            1,415        73,890
NEXTLINK Communications, Inc., Class A+ ....................              760        39,401
NTL, Inc.+ .................................................              425        40,840
Sprint Corp. (PCS Group) ...................................              825        61,514
VeriSign, Inc.+ ............................................              435        46,328
Vodafone AirTouch PLC ADR ..................................              340        80,835
Vodafone Group PLC .........................................              791        18,667
                                                                                -----------
                                                                                  3,744,033
                                                                                -----------

MATERIALS -- 0.2%
CHEMICALS -- 0.0%
du Pont (E.I.) de Nemours & Co. ............................              300        18,263

FOREST PRODUCTS -- 0.1%
Georgia-Pacific Group ......................................            1,000        40,500

METALS & MINERALS -- 0.1%
Alcoa, Inc. ................................................            1,000        62,062
                                                                                -----------
                                                                                    120,825
                                                                                -----------

UTILITIES -- 1.0%
ELECTRIC UTILITIES -- 0.1%
GPU, Inc. ..................................................              600        19,575
PECO Energy Co. ............................................              700        26,250

GAS & PIPELINE UTILITIES -- 0.1%
Coastal Corp. ..............................................            1,000        40,938

TELEPHONE -- 0.8%
AT&T Corp. .................................................            1,700        73,950
AT&T Corp. - Liberty Media Group, Class A+ .................            6,871       255,086
GTE Corp. ..................................................              300        23,062
MCI WorldCom, Inc.+ ........................................            1,000        71,875
SBC Communications, Inc. ...................................              400        20,425
                                                                                -----------
                                                                                    531,161
                                                                                -----------
TOTAL COMMON STOCK (cost $7,005,336)........................                      8,769,288
                                                                                -----------

PREFERRED STOCK -- 0.0%
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
SOFTWARE -- 0.0%
Concentric Network Corp., Series B 13.50%(1)
 (cost $11,780).............................................               15        13,650
                                                                                -----------

                                                                ----------------

BONDS & NOTES -- 78.3%                                             PRINCIPAL
                                                                    AMOUNT         VALUE
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.0%
AUTOMOTIVE -- 0.2%
Accuride Corp., Series B 9.25% 2008 ........................      $    10,000   $     9,200
Delco Remy International, Inc. 8.63% 2007 ..................           25,000        23,188
Dura Operating Corp. 9.00% 2009* ...........................           10,000         9,475
Federal-Mogul Corp. 8.80% 2007 .............................           30,000        29,361
LDM Technologies, Inc., Series B 10.75% 2007 ...............           25,000        21,500

HOUSING -- 0.2%
Engle Homes, Inc., Series C 9.25% 2008 .....................           10,000         8,700
Falcon Building Products, Inc., Series B zero coupon
 2007(2) ...................................................           25,000        17,750
Henry Co., Series B 10.00% 2008 ............................           20,000        13,350
Nortek, Inc., Series B 8.88% 2008 ..........................            5,000         4,737
Nortek, Inc., Series B 9.25% 2007 ..........................           25,000        24,375
Standard Pacific Corp. 8.50% 2007 ..........................           20,000        19,050
Toll Corp. 8.13% 2009 ......................................           15,000        14,063
Webb (Del E.) Corp. 10.25% 2010 ............................           25,000        23,437

RETAIL -- 0.6%
Amazon.com, Inc. zero coupon 2008(2) .......................           28,000        18,760
Disco SA 9.88% 2008 ........................................           20,000        17,600
Duane Reade, Inc. 9.25% 2008 ...............................           55,000        55,412
J.C. Penney Co., Inc. 7.40% 2037 ...........................          105,000       102,718
Kroger Co. 7.38% 2005 ......................................           55,000        54,258
Mattress Discounters Corp. 12.63% 2007*(3) .................           20,000        19,350
Stater Brothers Holdings, Inc. 10.75% 2006* ................           30,000        30,638
                                                                                -----------
                                                                                    516,922
                                                                                -----------

CONSUMER STAPLES -- 1.3%
FOOD, BEVERAGE & TOBACCO -- 1.2%
Aurora Foods, Inc., Series B 8.75% 2008 ....................            5,000         4,750
Aurora Foods, Inc., Series D 9.88% 2007 ....................           15,000        15,113
B & G Foods Corp. 9.63% 2007 ...............................           25,000        23,125
Chiquita Brands International, Inc. 10.00% 2009 ............           20,000        18,150
Del Monte Foods Co., Series B zero coupon 2007*(2) .........           26,000        19,467
Nash Finch Co., Series B 8.50% 2008 ........................           35,000        31,369
Panamerican Beverages, Inc. 8.13% 2003 .....................           80,000        76,630
Seagram (Joseph E.) & Sons, Inc. 7.50% 2018 ................          300,000       287,244
Vlasic Foods International, Inc. 10.25% 2009* ..............           30,000        26,850
Whitman Corp. 6.38% 2009 ...................................          165,000       152,077

HOUSEHOLD PRODUCTS -- 0.1%
Purina Mills, Inc. 9.00% 2010 ..............................           30,000         5,925
Revlon Consumer Products Corp. 9.00% 2006 ..................           15,000        13,575
Revlon Worldwide Corp. zero coupon 2001 ....................           15,000         8,400
Royster Clark, Inc. 10.25% 2009* ...........................           15,000        14,137
                                                                                -----------
                                                                                    696,812
                                                                                -----------

ENERGY -- 2.1%
ENERGY SERVICES -- 0.1%
ICO, Inc., Series B 10.38% 2007 ............................           15,000        12,487
Key Energy Services, Inc., Series B 14.00% 2009 ............            5,000         5,238
Pride Petroleum Services, Inc. 9.38% 2007 ..................           25,000        24,437
Tuboscope Vetco International, Inc. 7.50% 2008 .............           30,000        26,058

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52

BONDS & NOTES (CONTINUED)                                          PRINCIPAL
                                                                    AMOUNT         VALUE
-------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 2.0%
Abraxas Petroleum Corp., Series D 11.50% 2004 ..............      $    30,000   $    20,850
Calpine Corp. 8.75% 2007 ...................................           30,000        30,125
Conoco, Inc. 5.90% 2004 ....................................          120,000       116,222
Conoco, Inc. 6.95% 2029 ....................................          130,000       120,642
Cross Timbers Oil Co., Series B 9.25% 2007 .................           15,000        14,850
Energy Corp. of America, Series A 9.50% 2007 ...............           45,000        40,106
Enron Corp. 6.75% 2004 .....................................          125,000       122,436
Kelley Oil & Gas Corp. 14.00% 2003* ........................           15,000        14,962
Newfield Exploration Co., Series B 7.45% 2007 ..............          120,000       112,498
Petroleos Mexicanos 9.38% 2008* ............................           80,000        81,500
Petroleos Mexicanos 9.50% 2027* ............................           60,000        57,600
Sonat, Inc. 6.88% 2005 .....................................          135,000       130,251
YPF Sociedad Anonima, Series C 10.00% 2028 .................          150,000       160,728
                                                                                -----------
                                                                                  1,090,990
                                                                                -----------

FINANCE -- 14.2%
BANKS -- 3.6%
Banc One Corp. 8.00% 2027 ..................................           55,000        55,729
Bank One Corp. 7.25% 2004 ..................................          135,000       135,950
Bank One Corp. 7.38% 2002 ..................................           40,000        40,599
Banponce Financial Corp., Series C 6.75% 2001 ..............          125,000       124,524
Credit National 7.00% 2005 .................................          210,000       205,369
First Republic Bancorp 7.75% 2012 ..........................           55,000        50,727
First Union-Lehman Brothers Commercial Mortgage Corp. 6.60%
 2007 ......................................................          245,000       238,819
Korea Development Bank 7.13% 2001 ..........................           30,000        29,503
National City Corp. 7.20% 2005 .............................          200,000       199,616
National Westminster Bank PLC 7.38% 2009 ...................          135,000       134,842
NBD Bank SA 8.25% 2024 .....................................           55,000        59,408
NCNB Co. 9.38% 2009 ........................................           80,000        91,032
Royal Bank Scotland Group PLC 6.40% 2009 ...................          300,000       277,086
United States Bancorp 7.50% 2026 ...........................          210,000       214,355
Werner Holdings Co., Inc., Series A 10.00% 2007 ............           10,000         9,475
Western Financial Savings Bank 8.88% 2007 ..................           30,000        26,550

FINANCIAL SERVICES -- 8.0%
Aesop Funding Corp. 6.14% 2006* ............................          120,000       114,394
Aesop Funding II LLC 6.22% 2001* ...........................          130,000       129,597
Aesop Funding II LLC 6.40% 2003* ...........................          100,000        99,704
Allstate Financing II 7.83% 2045 ...........................           53,000        48,421
American General Finance Corp., Series E 6.25% 2002 ........          300,000       295,031
Arcadia Financial Ltd. 11.50% 2007 .........................            5,000         3,813
Arcadia Financial Ltd. 11.50% 2007(3) ......................           10,000         7,975
Asset Securitization Corp. 6.66% 2041 ......................           85,000        83,082
Associates Corp. of North America 5.75% 2003 ...............           75,000        72,407
Associates Corp. of North America, Series G 7.63% 2004 .....          130,000       133,784
Chase Credit Card Master Trust 6.19% 2005* .................          190,000       188,594
Citigroup, Inc. 6.63% 2028 .................................          340,000       298,641
Crown Castle International Corp. zero coupon 2007(2) .......           45,000        31,669
CS First Boston Mortgage Securities Corp. 7.24% 2029 .......          110,000       109,870
Dime Capital Trust I, Series A 9.33% 2027 ..................           45,000        44,769
Equitable Cos., Inc. 7.00% 2028 ............................          130,000       117,042

                                                                ----------------

BONDS & NOTES (CONTINUED)                                          PRINCIPAL
                                                                    AMOUNT         VALUE
-------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Finova Capital Corp. 6.63% 2001 ............................      $   125,000   $   124,822
Finova Capital Corp., Series C 6.39% 2002 ..................           95,000        93,201
Fleet Mortgage Group, Inc., Series A 6.84% 2003 ............           50,000        49,968
Ford Motor Credit Co. 7.02% 2000 ...........................          125,000       126,196
G E Capital Mortgage Services, Inc. 6.25% 2023 .............           14,661        14,597
General Electric Capital Corp. 8.70% 2007 ..................          250,000       275,892
General Motors Acceptance Corp. 7.63% 2003 .................          130,000       133,505
Liberty Financial Cos., Inc. 6.75% 2008 ....................          130,000       121,277
Popular North America, Inc. 6.63% 2002 .....................           40,000        39,286
Principal Financial Group Australia 8.20% 2009* ............          340,000       342,751
Private Export Funding Corp. 6.31% 2004 ....................          100,000        99,733
Private Export Funding Corp. 7.03% 2003 ....................          100,000       102,320
Private Export Funding Corp. 7.30% 2002 ....................          265,000       271,212
RBF Finance Co. 11.38% 2009 ................................           35,000        36,750
Sprint Capital Corp. 6.13% 2008 ............................          180,000       167,362
Sun Canada Financial Co. 6.63% 2007* .......................          160,000       152,153
Tembec Finance Corp. 9.88% 2005 ............................           15,000        15,450
Tembec Industries, Inc. 8.63% 2009 .........................            5,000         4,912
Toyota Motor Credit Corp. 5.63% 2003 .......................          150,000       144,733
U.S. West Capital Funding, Inc. 6.25% 2005 .................          165,000       157,351

INSURANCE -- 2.6%
AAG Holding, Inc. 6.88% 2008 ...............................          120,000       109,948
Abbey National PLC 6.69% 2005 ..............................          270,000       262,553
American Financial Group, Inc. 7.13% 2009 ..................           70,000        63,664
CIGNA Corp. 7.40% 2007 .....................................           95,000        94,545
CIGNA Corp. 7.88% 2027 .....................................           40,000        38,934
Florida Windstorm Underwriting Associates, Inc. 7.13%
 2019* .....................................................          350,000       327,796
Jackson National Life Insurance Co. 8.15% 2027* ............           49,000        49,092
Lumbermens Mutual Casualty Co. 8.30% 2037* .................           85,000        77,300
Metropolitan Life Insurance Co. 7.70% 2015* ................          140,000       140,406
Prudential Insurance Co. America 6.88% 2003* ...............          235,000       235,007
                                                                                -----------
                                                                                  7,545,093
                                                                                -----------

HEALTHCARE -- 1.3%
HEALTH SERVICES -- 0.5%
Beverly Enterprises, Inc. 9.00% 2006 .......................           10,000         8,600
Columbia/HCA Healthcare Corp. 7.00% 2007 ...................            5,000         4,375
Columbia/HCA Healthcare Corp. 7.25% 2008 ...................           25,000        21,879
HEALTHSOUTH Corp. 6.88% 2005 ...............................          120,000       111,274
Lifepoint Hospitals Holdings, Inc. 10.75% 2009* ............           15,000        14,925
Tenet Healthcare Corp. 7.88% 2003 ..........................           50,000        48,375
Tenet Healthcare Corp., Series B 8.13% 2008 ................           20,000        18,243
Triad Hospitals Holdings, Inc. 11.00% 2009* ................           25,000        24,938

MEDICAL PRODUCTS -- 0.8%
Alaris Med, Inc. zero coupon 2008(2) .......................           35,000        18,506
Allegiance Corp. 7.00% 2026 ................................          270,000       268,264
Beckman Instruments, Inc. 7.10% 2003 .......................           75,000        72,744
Beckman Instruments, Inc. 7.45% 2008 .......................           25,000        23,242
Mediq PRN Life Support Services, Inc. 11.00% 2008 ..........           30,000        22,875

----------------
54

BONDS & NOTES (CONTINUED)                                          PRINCIPAL
                                                                    AMOUNT         VALUE
-------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Owens & Minor, Inc. 10.88% 2006 ............................      $    20,000   $    20,400
                                                                                -----------
                                                                                    678,640
                                                                                -----------

INDUSTRIAL & COMMERCIAL -- 2.0%
AEROSPACE & MILITARY TECHNOLOGY -- 0.5%
K & F Industries, Inc., Series B 9.25% 2007 ................           40,000        38,400
SCL Term Aereo Santiago SA 6.95% 2012* .....................          250,000       228,042

BUSINESS SERVICES -- 1.3%
Allied Waste North America, Inc., Series B 7.63% 2006 ......           40,000        36,000
Boise Cascade Office Products Corp. 7.05% 2005 .............          225,000       209,176
Federal Express Corp. 6.72% 2022 ...........................          179,552       169,987
Fisher Scientific International, Inc. 9.00% 2008 ...........           20,000        18,500
Iron Mountain, Inc. 8.75% 2009 .............................           25,000        23,500
Neenah Foundry Co., Series F 11.13% 2007 ...................           10,000         9,425
USA Waste Services, Inc. 7.13% 2007 ........................          200,000       180,668
WMX Technologies, Inc. 7.00% 2006 ..........................           15,000        13,570
World Color Press, Inc. 8.38% 2008 .........................           20,000        19,700

MACHINERY -- 0.1%
Grove Worldwide, Inc. LLC 9.25% 2008 .......................           20,000        12,400
Johnstown America Industries, Inc., Series C 11.75% 2005 ...           10,000        10,250
Numatics, Inc., Series B 9.63% 2008 ........................           10,000         8,550
Westinghouse Air Brake Co., Series B2 9.38% 2005 ...........           10,000        10,113

MULTI-INDUSTRY -- 0.0%
American Standard, Inc. 7.63% 2010 .........................           15,000        13,500

TRANSPORTATION -- 0.1%
AMR Corp. 10.20% 2020 ......................................           50,000        58,324
                                                                                -----------
                                                                                  1,060,105
                                                                                -----------

INFORMATION & ENTERTAINMENT -- 3.1%
BROADCASTING & MEDIA -- 2.2%
Adelphia Communications Corp., Series B 8.38% 2008 .........           15,000        14,138
Allbritton Communications Co., Series B 8.88% 2008 .........           20,000        19,100
AMC Entertainment, Inc. 9.50% 2009 .........................           50,000        41,750
American Media Operations, Inc. 10.25% 2009* ...............           20,000        19,400
Benedek Communications Corp. zero coupon 2006(2) ...........           35,000        30,581
Cablevision SA 13.75% 2009* ................................           10,000         9,250
Century Communications Corp., Series B zero coupon 2008 ....           65,000        27,300
Charter Communications Holdings 8.63% 2009* ................           45,000        42,300
Classic Cable, Inc. 9.88% 2008* ............................            5,000         5,038
Comcast Cable Communications Corp. 8.50% 2027 ..............           80,000        84,571
Echostar DBS Corp. 9.38% 2009* .............................           75,000        73,969
Emmis Communications Corp., Series B 8.13% 2009 ............           10,000         9,475
Falcon Holding Group LP, Series B 8.38% 2010 ...............           20,000        19,650
Falcon Holding Group LP, Series B zero coupon 2010(2) ......           10,000         6,925
Frontiervision Holdings LP zero coupon 2007(2) .............           30,000        25,387
Frontiervision Holdings LP zero coupon 2007(2) .............           20,000        17,125
Granite Broadcasting Corp. 8.88% 2008 ......................           25,000        24,125
LIN Holdings Corp. zero coupon 2008(2) .....................           65,000        44,037

                                                                ----------------

BONDS & NOTES (CONTINUED)                                          PRINCIPAL
                                                                    AMOUNT         VALUE
-------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Multicanal SA 13.13% 2009 ..................................      $    35,000   $    32,725
News America Holdings, Inc. 8.00% 2016 .....................          330,000       324,515
Price Communications Wireless, Inc., Series B 9.13% 2006 ...           30,000        30,450
RCN Corp. zero coupon 2008(2) ..............................           50,000        30,000
Scholastic Corp. 7.00% 2003 ................................           85,000        84,011
Sullivan Graphics, Inc. 12.75% 2005 ........................           30,000        30,750
TV Guide, Inc. 8.13% 2009 ..................................           25,000        23,594
Viacom, Inc. 7.75% 2005 ....................................           80,000        81,120
Young Broadcasting, Inc., Series B 8.75% 2007 ..............           30,000        29,250

ENTERTAINMENT PRODUCTS -- 0.2%
Bell Sports, Inc., Series B 11.00% 2008 ....................           45,000        45,169
True Temper Sports, Inc. 10.88% 2008 .......................           50,000        46,375

LEISURE & TOURISM -- 0.7%
Aztar Corp. 8.88% 2007 .....................................           25,000        23,500
Continental Airlines, Inc. 6.47% 2004 ......................           90,771        87,910
Continental Airlines, Inc. 6.65% 2017 ......................           73,386        66,858
Dunlop Standard Aerospace Holdings PLC 11.88% 2009* ........           35,000        35,262
Hollywood Casino Corp. 11.25% 2007* ........................           45,000        45,450
Loews Cineplex Entertainment Corp. 8.88% 2008 ..............           45,000        40,725
Station Casinos, Inc. 8.88% 2008 ...........................           30,000        29,175
Tricon Global Restaurants, Inc. 7.65% 2008 .................           30,000        29,717
                                                                                -----------
                                                                                  1,630,677
                                                                                -----------

INFORMATION TECHNOLOGY -- 2.2%
COMMUNICATION EQUIPMENT -- 0.1%
L-3 Communications Corp., Series B 8.00% 2008 ..............           20,000        18,750
Verio, Inc. 11.25% 2008 ....................................           10,000        10,200

ELECTRONICS -- 0.1%
Advanced Micro Devices, Inc. 11.00% 2003 ...................           20,000        18,000
Amphenol Corp. 9.88% 2007 ..................................            5,000         5,038
SCG Holding & Semiconductor Co. 12.00% 2009* ...............           30,000        30,675

SOFTWARE -- 0.2%
Concentric Network Corp. 12.75% 2007 .......................           35,000        35,175
Exodus Communications, Inc. 11.25% 2008 ....................           35,000        35,525
PSInet, Inc. 10.00% 2005 ...................................           25,000        23,906
PSInet, Inc. 11.00% 2009 ...................................           10,000         9,875
PSInet, Inc. 11.50% 2008 ...................................           15,000        15,150

TELECOMMUNICATIONS -- 1.8%
Alaska Communications Systems 9.38% 2009* ..................           25,000        23,562
AMSC Acquisition, Inc., Series B 12.25% 2008 ...............            5,000         3,600
Bresnan Communications Group zero coupon 2009(2)* ..........           25,000        16,375
BTI Telecom Corp. 10.50% 2007 ..............................           10,000         8,400
Clearnet Communications, Inc. zero coupon 2009(2) ..........           20,000        11,975
Compania De Telecomunicaciones De Chile 7.63% 2006 .........           50,000        46,961
Compania De Telecomunicaciones De Chile 8.38% 2006 .........           60,000        59,439
Covad Communications Group, Inc. 12.50% 2009 ...............           15,000        14,175
e.Spire Communications, Inc. zero coupon 2008(2) ...........           35,000        12,600
Fairchild Semiconductor Corp. 10.13% 2007 ..................           35,000        34,300

----------------
56

BONDS & NOTES (CONTINUED)                                          PRINCIPAL
                                                                    AMOUNT         VALUE
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
GCI, Inc. 9.75% 2007 .......................................      $    40,000   $    37,900
Globalstar LP 10.75% 2004 ..................................           15,000         9,450
GST Telecommunications, Inc. zero coupon 2008(2)* ..........           20,000         9,400
Hyperion Telecommunications, Inc., Series B 12.25% 2004 ....           25,000        26,250
Hyperion Telecommunications, Inc., Series B zero coupon
 2003(2) ...................................................           10,000         8,400
Insight Midwest LP 9.75% 2009 ..............................            5,000         5,038
Intermedia Communications, Inc., Series B 8.88% 2007 .......           45,000        39,825
Iridium LLC, Series C 11.25% 2005(4) .......................           15,000         1,500
Iridium LLC, Series D 10.88% 2005(4) .......................           10,000         1,000
ITC Deltacom, Inc. 9.75% 2008 ..............................           10,000        10,050
IXC Communications, Inc. 9.00% 2008 ........................           30,000        29,550
KMC Telecom Holdings, Inc. zero coupon 2008(2) .............           40,000        21,350
Level 3 Communications, Inc. 9.13% 2008 ....................           15,000        13,575
McleodUSA, Inc. 8.38% 2008 .................................           15,000        13,950
McleodUSA, Inc. 9.25% 2007 .................................           15,000        14,850
MGC Communications, Inc., Series B 13.00% 2004 .............           15,000        13,350
MJD Communications, Inc., Series B 9.50% 2008 ..............           10,000         9,725
Nextel Communications, Inc. zero coupon 2007(2) ............           90,000        63,675
NEXTLINK Communications, Inc. zero coupon 2009 .............           15,000         8,644
NEXTLINK Communications, Inc. zero coupon 2008(2) ..........           55,000        32,175
NTL Communications Corp., Series B zero coupon 2008(2) .....           55,000        36,644
Paging Network, Inc. 10.13% 2007 ...........................           25,000         6,875
Qwest Communications International, Inc., Series B 7.50%
 2008 ......................................................           10,000         9,718
Rogers Cantel, Inc. 9.38% 2008 .............................           10,000        10,500
RSL Communications PLC 12.00% 2008 .........................           30,000        30,075
Satelites Mexicanos SA 10.13% 2004 .........................           20,000        14,950
Tele-Communications, Inc. 7.25% 2005 .......................           40,000        40,559
Tele-Communications, Inc. 8.00% 2005 .......................           50,000        52,328
Tele-Communications, Inc. 9.25% 2002 .......................           60,000        63,803
Telecommunications Techniques Co. LLC 9.75% 2008 ...........           25,000        23,687
Time Warner Telecom, Inc. 9.75% 2008 .......................           40,000        40,300
Verio, Inc. 10.38% 2005 ....................................           20,000        19,850
Viatel, Inc. 11.25% 2008 ...................................           25,000        23,500
                                                                                -----------
                                                                                  1,176,127
                                                                                -----------

MATERIALS -- 1.7%
CHEMICALS -- 1.2%
Acetex Corp. 9.75% 2003 ....................................           30,000        26,625
Arco Chemical Co. 9.80% 2020 ...............................           20,000        19,036
Huntsman Corp. 9.50% 2007* .................................           15,000        14,025
ICI Wilmington, Inc. 6.95% 2004 ............................          320,000       317,795
Lyondell Chemical Co., Series B 9.88% 2007 .................           55,000        54,450
Pioneer Americas Acquisition Corp., Series B 9.25% 2007 ....           25,000        19,187
Praxair, Inc. 6.75% 2003 ...................................           90,000        89,257
Scotts Co., Series B 8.63% 2009* ...........................           10,000         9,550
Sovereign Specialty Chemicals Corp. 9.50% 2007 .............           15,000        14,813
Texas Petrochemicals Corp. 11.13% 2006 .....................           35,000        29,487
ZSC Specialty Chemical PLC 11.00% 2009* ....................           30,000        30,000

                                                                ----------------

BONDS & NOTES (CONTINUED)                                          PRINCIPAL
                                                                    AMOUNT         VALUE
-------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS -- 0.3%
Boise Cascade Corp., Series B 9.90% 2001 ...................      $    80,000   $    83,620
Doman Industries, Ltd. 12.00% 2004* ........................           30,000        30,225
Gaylord Container Corp., Series B 9.38% 2007 ...............           25,000        23,188
Grupo Industrial Durango SA de CV 12.63% 2003 ..............           10,000         9,775
Packaging Corp. of America 9.63% 2009* .....................           10,000        10,100
Repap New Brunswick, Inc. 9.00% 2004 .......................           10,000         9,600

METALS & MINERALS -- 0.2%
Alaska Steel Corp. 7.88% 2009 ..............................           10,000         9,225
Armco, Inc. 8.88% 2008 .....................................           30,000        29,475
Bayou Steel Corp. 9.50% 2008 ...............................           15,000        14,137
BWay Corp., Series B 10.25% 2007 ...........................           20,000        20,100
Consumers Packaging, Inc. 9.75% 2007 .......................           10,000         9,475
Neenah Corp., Series B 11.13% 2007 .........................           10,000         9,425
P & L Coal Holdings Corp., Series B 9.63% 2008 .............           30,000        28,725
Weirton Steel Corp. 11.38% 2004 ............................            5,000         4,963
                                                                                -----------
                                                                                    916,258
                                                                                -----------

MUNICIPAL BONDS -- 1.9%
MUNICIPAL BONDS -- 1.9%
Allentown Pennsylvania 6.20% 2005 ..........................          290,000       280,671
Fresno County California Pension Obligation 6.07% 2003 .....          100,000        98,010
Hudson County New Jersey Improvement Authority Facility
 6.55% 2002 ................................................          200,000       201,422
Huntsville Alabama Solid Waste Disposal Authority 5.95%
 2003 ......................................................          105,000       102,203
Miami Florida Revenue 7.25% 2003 ...........................          130,000       132,925
Phoenix Arizona Civic Improvement Corp. 6.30% 2008 .........          100,000        94,588
Southern California Public Power Authority Project 6.93%
 2017 ......................................................          125,000       117,811
                                                                                -----------
                                                                                  1,027,630
                                                                                -----------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.1%
FOREIGN GOVERNMENT -- 0.1%
Republic of Lithuania 7.13% 2002* ..........................           53,000        49,423
                                                                                -----------

REAL ESTATE -- 0.5%
REAL ESTATE COMPANIES -- 0.5%
Equity Office Properties Operating LP 6.38% 2003 ...........          120,000       116,265
Post Apartment Homes LP 7.02% 2001 .........................          130,000       131,499
                                                                                -----------
                                                                                    247,764
                                                                                -----------

U.S. GOVERNMENT & AGENCIES -- 44.3%
U.S. GOVERNMENT & AGENCIES -- 44.3%
Federal Home Loan Mortgage Corp. 6.00% 2013 ................          376,348       362,352
Federal Home Loan Mortgage Corp. 6.00% 2028 ................          486,582       454,190
Federal Home Loan Mortgage Corp. 6.50% 2022 ................          160,000       153,549
Federal Home Loan Mortgage Corp. 6.50% 2023 ................           96,000        87,929
Federal Home Loan Mortgage Corp. 7.00% 2023 ................           45,000        44,156
Federal Home Loan Mortgage Corp. 7.50% 2023 ................           26,692        26,909
Federal Home Loan Mortgage Corp. 7.50% 2027 ................          323,955       325,370
Federal Home Loan Mortgage Corp. 7.50% 2028 ................          265,788       266,950
Federal Home Loan Mortgage Corp. 7.75% 2022 ................          124,945       125,296

----------------
58

BONDS & NOTES (CONTINUED)                                          PRINCIPAL
                                                                    AMOUNT         VALUE
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal Home Loan Mortgage Corp. 8.50% 2008 ................      $   177,396   $   182,097
Federal Home Loan Mortgage Corp. 8.50% 2019 ................           43,351        45,031
Federal National Mortgage Association 5.25% 2003 ...........          510,000       495,016
Federal National Mortgage Association 5.63% 2001 ...........          515,000       512,744
Federal National Mortgage Association 5.65% 2005 ...........           27,305        27,177
Federal National Mortgage Association 5.75% 2008 ...........          740,000       698,604
Federal National Mortgage Association 6.00% 2014 ...........          676,567       650,770
Federal National Mortgage Association 6.00% 2028 ...........          993,304       926,256
Federal National Mortgage Association 6.18% 2008 ...........           24,690        23,751
Federal National Mortgage Association 6.27% 2007 ...........           83,740        81,209
Federal National Mortgage Association 6.30% 2008 ...........           19,746        19,136
Federal National Mortgage Association 6.30% 2008 ...........           24,575        23,860
Federal National Mortgage Association 6.34% 2008 ...........           19,489        18,983
Federal National Mortgage Association 6.36% 2008 ...........          128,225       125,417
Federal National Mortgage Association 6.39% 2006 ...........           19,246        18,901
Federal National Mortgage Association 6.43% 2008 ...........           24,573        24,042
Federal National Mortgage Association 6.50% 2013 ...........          454,441       445,920
Federal National Mortgage Association 6.59% 2007 ...........           98,132        96,949
Federal National Mortgage Association 6.91% 2007 ...........          308,682       310,867
Federal National Mortgage Association 6.98% 2007 ...........           23,560        23,815
Federal National Mortgage Association 7.04% 2007 ...........           78,222        79,169
Federal National Mortgage Association 7.28% 2006 ...........           43,891        44,948
Federal National Mortgage Association 7.39% 2021 ...........           47,724        48,547
Federal National Mortgage Association 7.75% 2021 ...........          200,000       202,374
Federal National Mortgage Association 8.00% 2006 ...........           35,797        36,468
Government National Mortgage Association 6.50% 2029 ........          400,000       382,372
Government National Mortgage Association 7.00% 2023 ........           51,618        50,925
Government National Mortgage Association 7.00% 2029 ........          499,625       490,582
Government National Mortgage Association 7.25% 2027 ........          403,354       400,264
Government National Mortgage Association 7.50% 2022 ........           16,623        16,737
Government National Mortgage Association 7.50% 2023 ........           61,056        61,457
Government National Mortgage Association 7.50% 2027 ........          385,952       387,156
Government National Mortgage Association 8.50% 2017 ........           35,742        37,335
Government National Mortgage Association 8.50% 2017 ........           15,543        16,235
Government National Mortgage Association 9.00% 2021 ........           13,698        14,400
Overseas Private Investment Corp., Series 96-A 6.99%
 2009 ......................................................          145,000       146,527
United States Treasury Bonds 5.25% 2028 ....................          335,000       290,351
United States Treasury Bonds 5.50% 2028 ....................           35,000        31,325
United States Treasury Bonds 7.50% 2016 ....................        1,100,000     1,217,557
United States Treasury Bonds 8.13% 2021 ....................          120,000       143,137
United States Treasury Bonds 8.50% 2020 ....................          180,000       221,006
United States Treasury Bonds 9.25% 2016 ....................        1,800,000     2,301,750
United States Treasury Bonds 11.88% 2003 ...................        1,480,000     1,795,196
United States Treasury Bonds 12.00% 2013 ...................        3,325,000     4,590,063
United States Treasury Notes 4.63% 2000 ....................          175,000       173,278
United States Treasury Notes 4.75% 2004 ....................          250,000       239,805
United States Treasury Notes 4.75% 2008 ....................          475,000       432,397
United States Treasury Notes 5.00% 2001 ....................          520,000       515,939
United States Treasury Notes 5.50% 2009 ....................          400,000       387,064
United States Treasury Notes 5.63% 2008 ....................          200,000       194,124
United States Treasury Notes 5.75% 2000 ....................          150,000       150,399
United States Treasury Notes 6.63% 2001 ....................          100,000       101,656

                                                                ----------------

BONDS & NOTES (CONTINUED)                                          PRINCIPAL
                                                                    AMOUNT         VALUE
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
United States Treasury Notes 7.75% 2001 ....................      $ 1,520,000   $ 1,562,514
United States Treasury Strip Bonds zero coupon 2012 ........          325,000       147,114
                                                                                -----------
                                                                                 23,507,417
                                                                                -----------
UTILITIES -- 2.6%
ELECTRIC UTILITIES -- 0.9%
Atlantic City Electric Co. 6.38% 2005 ......................           75,000        73,843
Pacificorp 6.38% 2008 ......................................          250,000       243,275
Public Service Electric & Gas Co. 8.88% 2003 ...............           47,000        49,253
UtiliCorp United, Inc. 6.88% 2004 ..........................           90,000        88,521
WESCO Distribution, Inc., Series B 9.13% 2008 ..............           20,000        18,800
GAS & PIPELINE UTILITIES -- 0.6%
HNG Internorth, Inc. 9.63% 2006 ............................          135,000       148,790
KN Energy, Inc. 6.65% 2005 .................................          175,000       167,815
TELEPHONE -- 1.1%
Alestra SA DE RL DE CV 12.13% 2006* ........................           55,000        51,837
GTE Corp. 6.36% 2006 .......................................          220,000       210,989
Intermedia Communications, Inc., Series B 9.50% 2009 .......           10,000         9,100
Intermedia Communications, Inc., Series B zero coupon
 2009(2) ...................................................           25,000        12,188
MCI Communications Corp. 6.13% 2002(5) .....................           55,000        54,555
MCI WorldCom, Inc. 7.55% 2004 ..............................          230,000       234,947
                                                                                -----------
                                                                                  1,363,913
                                                                                -----------
TOTAL BONDS & NOTES (cost $43,313,006)......................                     41,507,771
                                                                                -----------

WARRANTS -- 0.0%+
                                                                   WARRANTS
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. 1/31/08*# (cost $55).............               20            50
                                                                                -----------
TOTAL INVESTMENT SECURITIES (cost $50,330,177)..............                     50,290,759
                                                                                -----------

SHORT-TERM SECURITIES -- 0.9%                                      PRINCIPAL
                                                                    AMOUNT
-------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.5%
Cincinnati Milacron, Inc. 7.88% due 5/15/00 ................      $   135,000       135,301
Cleveland Electric Illuminating Co., Series B 7.19% due
 7/01/00 ...................................................           65,000        65,078
Private Export Funding Corp. 7.90% due 3/31/00 .............          100,000       101,044
                                                                                -----------
                                                                                    301,423
                                                                                -----------
U.S. GOVERNMENT & AGENCIES -- 0.4%
Federal Home Loan Mortgage Discount Notes 5.18% due
 10/01/99...................................................          200,000       200,000
                                                                                -----------
TOTAL SHORT-TERM SECURITIES (cost $501,242).................                        501,423
                                                                                -----------

----------------
60

REPURCHASE AGREEMENTS -- 6.3%                                      PRINCIPAL
                                                                    AMOUNT            VALUE
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.3%
ABN Amro Bank NA Joint Repurchase Agreement Account (Note
 3) ........................................................      $ 3,260,000   $ 3,260,000
State Street Bank & Trust Co. Joint Repurchase Agreement
 Account (Note 3) ..........................................           51,000        51,000
                                                                                -----------
TOTAL REPURCHASE AGREEMENTS (cost $3,311,000) ..............                      3,311,000
                                                                                -----------

TOTAL INVESTMENTS --
  (cost $54,142,419)                    102.1%                                            54,103,182
Liabilities in excess of other
  assets --                              (2.1)                                            (1,104,747)
                                        -----                                            -----------
NET ASSETS --                           100.0%                                           $52,998,435
                                        =====                                            ===========

-------------
+   Non-income producing securities
*  Resale restricted to qualified institutional buyers
#  Fair valued security; see Note 2
(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.
(3) Bond issued as part of a unit which includes an equity component.
(4) Bond in default
(5) Variable rate security; rate as of September 30, 1999
ADR-- American Depository Receipt
GDR-- Global Depository Receipt

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
-------------------------------------------------------------------------
      CONTRACT                   IN             DELIVERY   GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR         DATE       APPRECIATION
---------------------------------------------------------------------------
 *USD         20,903     EUR          20,000    10/08/99        $   391
 *USD         10,419     EUR          10,000    10/08/99            228
  EUR         85,000     USD          92,225    12/09/99          1,270
                                                                -------
                                                                $ 1,889
                                                                -------

                                                           GROSS UNREALIZED
                                                            DEPRECIATION
---------------------------------------------------------------------------
 *USD         16,146     EUR          15,000    10/08/99        $  (176)
  EUR         10,000     USD          10,310    10/08/99           (337)
 *EUR        125,000     USD         130,750    10/08/99         (2,339)
  EUR         15,000     USD          15,832    10/08/99           (139)
  EUR         30,000     USD          31,499    10/08/99           (442)
                                                                -------
                                                                 (3,433)
                                                                -------
Net Unrealized Depreciation.............................        $(1,544)
                                                                =======

-------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

EUR -- Euro Dollar
USD -- United States Dollar

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
ASSET ALLOCATION:
DIVERSIFIED GROWTH
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

COMMON STOCK -- 67.9%
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 4.7%
APPAREL & TEXTILES -- 0.3%
Gucci Group NV .............................................           3,641   $    304,023
Teijin Ltd. ................................................           7,000         33,630

AUTOMOTIVE -- 0.7%
Bayerische Motoren Werke AG.................................           2,288         64,516
Delphi Automotive Systems Corp. ............................               1             16
Ford Motor Co. .............................................           5,977        299,971
General Motors Corp. .......................................           4,335        272,834
Volkswagen AG...............................................           3,809        212,375

HOUSING -- 0.2%
CRH PLC GDR.................................................          16,946        324,204

RETAIL -- 3.5%
Albertson's, Inc. ..........................................           1,270         50,244
Best Buy Co., Inc.+.........................................           3,500        217,219
Castorama Dubois............................................              10          2,811
Circuit City Stores, Inc. ..................................           3,700        156,094
Coles Myer Ltd.+ ...........................................          33,000        172,498
Costco Wholesale Corp.+ ....................................           5,000        360,000
CVS Corp. ..................................................           9,500        387,719
Dayton Hudson Corp. ........................................             655         39,341
Federated Department Stores, Inc.+ .........................           4,505        196,812
Gap, Inc. ..................................................             150          4,800
Home Depot, Inc. ...........................................           6,600        452,925
Ito-Yokado Co. Ltd.+........................................           2,000        164,825
Kmart Corp.+ ...............................................          12,132        141,793
Kojima Co, Ltd. ............................................           1,400         75,520
Laurus NV...................................................              46          1,057
May Department Stores Co. ..................................           3,905        142,288
Penney (J.C.), Inc. ........................................           1,245         42,797
Rite Aid Corp. .............................................          10,925        150,902
Sears, Roebuck & Co. .......................................           3,080         96,635
Tesco PLC...................................................         146,226        457,390
TJX Cos., Inc. .............................................          11,300        317,106
Wal-Mart Stores, Inc. ......................................          15,800        751,488
Walgreen Co. ...............................................           3,000         76,125
                                                                               ------------
                                                                                  5,969,958
                                                                               ------------

CONSUMER STAPLES -- 2.7%
FOOD, BEVERAGE & TOBACCO -- 1.8%
Anheuser-Busch Cos., Inc. ..................................           6,740        472,221
Bass PLC ...................................................           2,635         31,689

----------------
62

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Coca-Cola Femsa SA ADR......................................           3,115   $     43,026
ConAgra, Inc. ..............................................           1,810         40,838
Danone Groupe ..............................................             438        106,493
Diageo PLC+ ................................................          33,700        343,978
Heinz (H.J.) & Co. .........................................           4,825        207,475
Kellogg Co. ................................................           4,485        167,907
Nabisco Group Holdings Corp. ...............................           7,290        109,350
Nabisco Holdings Corp., Class A ............................           1,311         45,312
PepsiCo, Inc. ..............................................           1,800         54,450
Philip Morris Cos., Inc. ...................................           6,476        221,398
Quaker Oats Co. ............................................           2,321        143,612
Ralston-Ralston Purina Group ...............................           3,100         86,219
RJ Reynolds Tobacco Holdings, Inc.+ ........................             800         21,600
Seagram Co., Ltd. ..........................................           3,200        145,600

HOUSEHOLD PRODUCTS -- 0.9%
Colgate-Palmolive Co. ......................................           6,300        288,225
Estee Lauder Cos., Inc., Class A ...........................           7,100        277,344
Kimberly-Clark Corp. .......................................           4,885        256,462
Newell Rubbermaid, Inc. ....................................           2,800         79,975
Shiseido Co. Ltd. ..........................................          18,000        268,028
                                                                               ------------
                                                                                  3,411,202
                                                                               ------------

ENERGY -- 5.2%
ENERGY SERVICES -- 0.5%
Bouygues SA.................................................           1,029        326,063
Halliburton Co. ............................................           3,400        139,400
Schlumberger Ltd. ..........................................           2,085        129,922
Tosco Corp. ................................................           2,705         68,301

ENERGY SOURCES -- 4.7%
Atlantic Richfield Co. .....................................           1,560        138,255
BP Amoco PLC ADR............................................           1,151        127,545
Burlington Resources, Inc. .................................           2,900        106,575
Chevron Corp. ..............................................           1,935        171,731
Conoco, Inc. ...............................................           5,727        156,777
Conoco, Inc., Class A ......................................          15,270        423,743
Elf Aquitaine SA ...........................................           3,674        641,128
ENI SpA+ ...................................................         108,554        680,335
Enron Corp. ................................................          11,100        457,875
Exxon Corp. ................................................          14,275      1,084,008
Mobil Corp. ................................................           3,440        346,580
Occidental Petroleum Corp. .................................           3,500         80,938
Royal Dutch Petroleum Co. GDR...............................          12,370        730,603
Shell Transport & Trading Co. PLC...........................          67,594        502,985
Sonat, Inc. ................................................           4,465        177,205
Total Fina SA, Class B+ ....................................             800        100,446
                                                                               ------------
                                                                                  6,590,415
                                                                               ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
FINANCE -- 11.5%
BANKS -- 4.3%
Bank of America Corp. ......................................           7,238   $    403,066
Bank of Ireland+ ...........................................          11,616         94,554
Bank of Nova Scotia.........................................           5,040        108,053
Bank One Corp. .............................................           8,241        286,890
BankBoston Corp. ...........................................           4,980        216,007
Banque Nationale de Paris+ .................................           1,761        140,441
Barclays PLC+ ..............................................           9,052        265,261
Charter One Financial, Inc. ................................             700         16,187
Chase Manhattan Corp. ......................................           1,318         99,344
Comerica, Inc. .............................................           4,055        205,284
Dai-Ichi Kangyo Bank Ltd. ..................................           1,000         12,437
DBS Group Holdings Ltd. ....................................           8,141         90,988
Fifth Third Bancorp.........................................           4,700        285,966
First American Corp. .......................................             400         17,150
First Security Corp. .......................................           4,100         97,503
First Union Corp. ..........................................           5,810        206,618
Firstar Corp. ..............................................          24,314        623,046
Fuji Bank Ltd.+ ............................................          10,000        121,184
Huntington Bancshares, Inc. ................................           1,100         29,219
Julius Baer Holdings AG.....................................              89        263,594
Keppel Tatlee Bank Ltd. ....................................          41,000         80,071
Lincoln National Corp. .....................................           5,450        204,716
Mellon Bank Corp. ..........................................           2,700         91,125
Mitsubishi Trust & Banking Corp ............................           1,000         12,175
National City Corp. ........................................           2,710         72,323
National Westminster Bank PLC ..............................             589         13,721
Northern Trust Corp. .......................................           1,000         83,500
Overseas Chinese Banking Corp. Ltd. ........................           8,000         62,118
Overseas Union Bank Ltd. ...................................          15,074         66,946
PNC Bank Corp. .............................................           4,660        245,524
Societe Generale ...........................................             884        182,010
St. Paul Cos., Inc. ........................................           3,335         91,712
Summit Bancorp. ............................................             670         21,733
SunTrust Banks, Inc. .......................................           1,950        128,212
Synovus Financial Corp. ....................................           1,320         24,667
Toronto-Dominion Bank ......................................           6,777        131,223
U.S. Bancorp ...............................................           7,655        231,085
United Overseas Bank Ltd. ..................................           7,000         53,118
Zions Bancorp ..............................................             600         33,075

FINANCIAL SERVICES -- 5.8%
American Express Co. .......................................           3,200        430,800
American General Corp. .....................................           8,935        564,580
Associates First Capital Corp., Class A ....................           1,655         59,580
AXA Financial, Inc. ........................................           1,300         72,556
Capital One Financial Corp. ................................           4,200        163,800
Charles Schwab Corp. .......................................           5,100        171,806
Citigroup, Inc. ............................................          29,320      1,290,080
Compagnie Financiere Richemont AG ..........................             256        517,623
Fannie Mae .................................................           3,760        235,705
Fleet Financial Group, Inc. ................................           2,720         99,620

----------------
64

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Fortis NV+ .................................................           1,686   $     54,448
ING Groep NV ...............................................           8,899        482,918
Investor AB ................................................          15,633        185,085
Lehman Brothers Holdings, Inc. .............................           1,600         93,300
Merrill Lynch & Co., Inc. ..................................           3,210        215,672
Monte dei Paschi di Siena SpA+ .............................           9,100         38,925
Morgan (J.P.) & Co., Inc. ..................................           1,008        115,164
Nikko Securities Co. Ltd. ..................................          83,000        699,569
P & O Finance BV+ ..........................................           8,627        130,380
Paine Webber Group, Inc. ...................................           1,130         40,963
Promise Co. ................................................           5,800        465,499
Providian Financial Corp. ..................................           2,700        213,806
Svenska Handelsbanken, Series A ............................          12,606        176,173
Washington Mutual, Inc. ....................................           9,765        285,626
Wells Fargo Co. ............................................          13,540        536,523

INSURANCE -- 1.4%
Aetna, Inc. ................................................             845         41,616
AFLAC, Inc. ................................................           1,000         41,875
Allstate Corp. .............................................           5,980        149,126
American International Group, Inc.(1) ......................           5,812        505,281
Aon Corp. ..................................................           5,090        150,473
AXA SA de CV+ ..............................................           1,911        241,568
Chubb Corp. ................................................           3,485        173,596
CIGNA Corp. ................................................           4,145        322,274
Hartford Financial Services Group, Inc. ....................           1,230         50,276
UnumProvident Corp. ........................................             800         23,550
                                                                               ------------
                                                                                 14,451,682
                                                                               ------------

HEALTHCARE -- 5.4%
DRUGS -- 3.6%
Abbott Laboratories, Inc. ..................................           6,590        242,183
Allergan, Inc. .............................................           1,500        165,000
American Home Products Corp. ...............................           8,520        353,580
Amgen, Inc.+ ...............................................           3,000        244,500
Biogen, Inc.+ ..............................................           3,200        252,200
Bristol-Myers Squibb Co. ...................................          11,565        780,638
Eisai Co., Ltd.+ ...........................................           5,000        126,428
Elan Corp. .................................................           4,900        165,904
Immunex Corp.+ .............................................           1,600         69,400
Merck & Co., Inc. ..........................................           3,710        240,454
Novartis AG.................................................             138        204,451
Pharmacia & Upjohn, Inc. ...................................           7,890        391,541
Pharmacia & Upjohn, Inc. SDS ...............................           4,407        218,925
SmithKline Beecham Consumer Healthcare Ltd. ................          10,135        116,254
Warner-Lambert Co. .........................................           7,500        497,813
Yamanouchi Pharmaceutical Co., Ltd.+ .......................          10,000        467,316

HEALTH SERVICES -- 0.1%
Tenet Healthcare Corp.+ ....................................           7,341        128,926

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 1.7%
Akzo Nobel NV ..............................................          11,247   $    476,301
Bausch & Lomb, Inc. ........................................           2,200        145,063
Baxter International, Inc. .................................           3,581        215,755
Johnson & Johnson Co. ......................................           4,600        422,625
Sanofi-Synthelabo SA .......................................           6,249        265,970
Schering-Plough Corp. ......................................          13,900        606,387
                                                                               ------------
                                                                                  6,797,614
                                                                               ------------

INDUSTRIAL & COMMERCIAL -- 8.2%
AEROSPACE & MILITARY TECHNOLOGY -- 0.9%
AlliedSignal, Inc. .........................................           5,120        306,880
Boeing Co. .................................................           7,975        339,934
Lockheed Martin Corp. ......................................           5,495        179,618
Raytheon Co., Class A ......................................           1,500         72,750
Raytheon Co., Class B ......................................           1,200         59,550
Rockwell International Corp. ...............................           3,200        168,000

BUSINESS SERVICES -- 1.5%
Benesse Corp.+ .............................................           1,000        198,445
Electronic Data Systems Corp. ..............................           3,900        206,456
Interpublic Group of Cos., Inc. ............................           9,300        382,463
Owens-Illinois, Inc.+ ......................................           2,800         55,475
Randstad Holding N.V. ......................................           2,560        130,750
Service Corp. International ................................           4,400         46,475
Solectron Corp.+ ...........................................           4,800        344,700
SYSCO Corp. ................................................           1,370         48,036
Waste Management, Inc. .....................................           7,020        135,135
WPP Group PLC+..............................................          29,576        277,295

ELECTRICAL EQUIPMENT -- 0.5%
Emerson Electric Co. .......................................           4,290        271,075
Schneider SA+ ..............................................           1,610        117,691
Siebe PLC+ .................................................          56,686        275,300

MACHINERY -- 1.0%
Caterpillar, Inc. ..........................................           1,472         80,684
Cooper Industries, Inc. ....................................           2,725        127,394
Deere & Co. ................................................           1,845         71,378
Illinois Tool Works, Inc. ..................................           1,000         74,562
Sandvik AB, Class A ........................................           2,050         55,673
Sandvik AB, Class B ........................................           2,390         65,344
United Technologies Corp. ..................................          13,550        803,684

MULTI-INDUSTRY -- 3.9%
Acciona SA+ ................................................             770         35,403
Avery Dennison Corp. .......................................           1,300         68,575
Clariant AG.................................................             494        223,574
First Pacific Co., Ltd.+ ...................................         120,000         72,606
Fomento Economico Mexicano SA, Class B ADR .................           2,356         73,772
Granada Group+ .............................................          40,898        352,138
Mannesmann AG+ .............................................           4,991        796,601
Minnesota Mining & Manufacturing Co. .......................           3,170        304,518

----------------
66

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY (CONTINUED)
Monsanto Co. ...............................................           6,980   $    249,099
Ogden Corp. ................................................             150          1,500
Sara Lee Corp. .............................................          10,050        235,547
Securicor Group PLC ........................................          20,511        201,590
Smiths Industries PLC.......................................          18,646        263,379
Tyco International Ltd. ....................................          11,100      1,146,075
Viacom, Inc., Class B+ .....................................          16,542        698,900
Vivendi SA+ ................................................           1,928        135,296

TRANSPORTATION -- 0.4%
AMR Corp.+ .................................................             700         38,150
Burlington Northern Santa Fe Corp. .........................           8,350        229,625
Cathay Pacific Airways Ltd.+ ...............................          69,000        124,358
CSX Corp. ..................................................             500         21,187
Norfolk Southern Corp. .....................................           2,400         58,800
UAL Corp.+ .................................................           1,100         71,844
                                                                               ------------
                                                                                 10,297,284
                                                                               ------------

INFORMATION & ENTERTAINMENT -- 4.1%
BROADCASTING & MEDIA -- 3.3%
Cable & Wireless Optus Ltd.+ ...............................          29,200         62,899
CBS Corp.+ .................................................           7,200        333,000
Clear Channel Communications, Inc.+ ........................           1,900        151,763
Cox Communications, Inc., Class A+ .........................           1,000         41,750
EMI Group PLC ..............................................          32,319        236,238
Grupo Televisa SA GDR+ .....................................           4,245        169,535
Havas Advertising SA .......................................             120         28,729
Libertel NV+ ...............................................           3,900         70,339
McGraw-Hill Cos., Inc. .....................................           2,640        127,710
MediaOne Group, Inc.+ ......................................           7,763        530,310
Mediaset SpA ...............................................          17,003        173,503
News Corp. Ltd. ADR ........................................          12,758        362,806
Nippon Television Network Corp. ............................             350        249,110
Omnicom Group, Inc. ........................................             800         63,350
Publicis SA ................................................             310         71,908
Societe Television Francaise ...............................             415        116,003
Sony Corp. .................................................           4,200        625,791
Time Warner, Inc. ..........................................           7,500        455,625
Times Mirror Co., Class A ..................................           2,469        162,491
Tribune Co. ................................................           1,800         89,550

ENTERTAINMENT PRODUCTS -- 0.5%
Canon, Inc. ................................................             400         11,613
Eastman Kodak Co. ..........................................           3,328        251,056
Koninklijke Phillips Electronics NV ........................           3,158        317,545
TDK Corp. ..................................................           1,000        115,471

LEISURE & TOURISM -- 0.3%
Carnival Corp., Class A ....................................           2,600        113,100
Delta Air Lines, Inc. ......................................           2,500        121,250

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Walt Disney Co. ............................................           5,835   $    150,981
                                                                               ------------
                                                                                  5,203,426
                                                                               ------------

INFORMATION TECHNOLOGY -- 17.6%
COMMUNICATION EQUIPMENT -- 1.8%
Lucent Technologies, Inc. ..................................          14,500        940,687
Nokia Corp., Class A ADR ...................................           3,800        341,287
QUALCOMM, Inc.+ ............................................           1,900        359,456
Tele Centro Sul Participacoes SA ADR .......................           2,602        144,411
Tellabs, Inc.+ .............................................           4,600        261,913
Unisys Corp.+ ..............................................           5,700        257,213

COMPUTERS & BUSINESS EQUIPMENT -- 3.4%
Apple Computer, Inc.+ ......................................           3,400        215,262
ASM Lithography Holdings NV+ ...............................             660         44,665
Cisco Systems, Inc.+ .......................................          10,000        685,625
Compaq Computer Corp. ......................................           2,800         64,225
Dell Computer Corp.+ .......................................          13,400        560,287
EMC Corp.+ .................................................           4,700        335,756
Fujitsu Ltd.+ ..............................................          10,000        310,920
Hewlett-Packard Co. ........................................           4,200        386,400
Honeywell, Inc. ............................................           1,400        155,838
International Business Machines Corp. ......................           8,552      1,037,999
Lexmark International Group, Inc., Class A+ ................           1,400        112,700
NCR Corp.+ .................................................           2,050         67,778
Seagate Technology, Inc.+ ..................................           2,245         69,174
Xerox Corp. ................................................           4,760        199,623

ELECTRONICS -- 4.7%
Advantest Corp.+ ...........................................           1,300        187,488
Applied Materials, Inc.+ ...................................           3,800        295,925
General Electric Co. .......................................          11,300      1,339,756
Hon Hai Precision Industry Co., Ltd. .......................           5,300         79,288
Intel Corp. ................................................           8,700        646,519
Motorola, Inc. .............................................          11,390      1,002,320
Murata Manufacturing Co. Ltd. ..............................           1,000        100,206
Nokia Ab Oy ................................................           6,512        582,737
Rohm Co. Ltd.+ .............................................           1,000        208,372
Samsung Electronics Co., Ltd. GDR* .........................           4,346        345,811
Sharp Corp. ................................................           1,000         15,977
STMicroelectronics NV.......................................           3,535        261,590
Texas Instruments, Inc. ....................................           3,900        320,775
Toshiba Corp. ..............................................          44,000        326,765
Xilinx, Inc.+ ..............................................           2,300        150,722

SOFTWARE -- 2.5%
America Online, Inc.+ ......................................           2,900        301,600
BMC Software, Inc.+ ........................................           3,800        271,937
Computer Associates International, Inc. ....................           2,881        176,461
Microsoft Corp.+ ...........................................          17,500      1,584,844
Misys PLC ..................................................           5,400         52,762
Oracle Corp.+ ..............................................           3,800        172,900

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
Sun Microsystems, Inc.+ ....................................           4,900   $    455,700
VERITAS Software Corp.+ ....................................             200         15,188
Yahoo!, Inc.+ ..............................................             900        161,550

TELECOMMUNICATIONS -- 5.2%
Ameritech Corp. ............................................           4,495        302,008
BCE, Inc. ..................................................           5,638        280,120
British Telecommunications PLC+ ............................          37,662        570,427
Carso Global Telecom+ ......................................          12,872         71,312
China Telecom Ltd.+ ........................................         160,000        492,282
Comcast Corp., Class A .....................................           6,525        260,185
Comverse Technology, Inc.+ .................................           2,400        226,350
Ericsson (LM) Telecommunications Co., Series B .............           9,168        284,227
France Telecom SA+ .........................................           1,746        153,085
KDD Corp. ..................................................           1,137        117,235
Korea Telecom Corp.+ .......................................           3,200        118,400
Nippon Telegraph & Telephone Corp. .........................              38        466,192
Nippon Telegraph & Telephone Mobile Communications Corp. ...               2         39,333
Nortel Networks Corp. ......................................           7,526        384,185
Orange PLC+ ................................................          10,958        216,121
Sprint Corp. ...............................................          19,635      1,065,199
Sprint Corp. (PCS Group) ...................................           2,900        216,231
Swisscom AG ADR ............................................             583        181,593
Telefonica SA+ .............................................           9,879        157,992
Telesp Celular Participacoes SA ADR.........................           6,188        161,661
U.S. West, Inc. ............................................           1,612         91,985
Vodafone AirTouch PLC ADR ..................................           1,500        356,625
Vodafone Group PLC .........................................          12,900        304,436
                                                                               ------------
                                                                                 22,125,596
                                                                               ------------

MATERIALS -- 2.4%
CHEMICALS -- 1.2%
Burmah Castrol PLC+ ........................................           4,559         85,563
Dow Chemical Co. ...........................................           2,605        295,993
du Pont (E.I.) de Nemours & Co. ............................           2,849        173,433
Eastman Chemical Co. .......................................           1,445         57,800
Hoechst AG .................................................          13,751        598,438
PPG Industries, Inc. .......................................           1,728        103,680
Praxair, Inc. ..............................................           4,500        207,000
Union Carbide Corp. ........................................             505         28,690

FOREST PRODUCTS -- 0.6%
Abitibi Consolidated, Inc. .................................           5,700         68,472
Champion International Corp. ...............................           1,000         51,375
International Paper Co. ....................................           2,595        124,722
Jefferson Smurfit Corp.+....................................          17,100         50,476
Temple-Inland, Inc. ........................................             510         30,855
Weyerhaeuser Co. ...........................................           7,255        418,069

METALS & MINERALS -- 0.6%
Alcoa, Inc. ................................................           3,210        199,221
Freeport-McMoRan Copper & Gold, Inc., Class A+ .............           2,525         35,035

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
Freeport-McMoRan Copper & Gold, Inc., Class B ..............           1,675   $     26,067
Lafarge Corp. ..............................................           2,532        279,655
Pohang Iron & Steel Co. Ltd.................................             900        103,086
Sealed Air Corp.+ ..........................................           2,100        107,756
                                                                               ------------
                                                                                  3,045,386
                                                                               ------------

REAL ESTATE -- 0.2%
REAL ESTATE COMPANIES -- 0.1%
Cheung Kong (Holdings) Ltd.+ ...............................           2,000         16,671
Henderson Land Development Co., Ltd. .......................          13,000         59,913

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Equity Residential Properties Trust ........................           1,834         77,716
Starwood Hotels & Resorts Worldwide, Inc., Class B .........           2,750         61,359
                                                                               ------------
                                                                                    215,659
                                                                               ------------

UTILITIES -- 5.9%
ELECTRIC UTILITIES -- 1.6%
Carolina Power & Light Co. .................................             400         14,150
Companhia Energetica de Minas Gerais ADR ...................           5,700         86,125
Consolidated Edison, Inc. ..................................           3,760        156,040
Dominion Resources, Inc. ...................................           2,390        107,849
Duke Energy Corp. ..........................................           5,005        275,900
Edison International+ ......................................           2,445         59,444
Entergy Corp. ..............................................           5,231        151,372
FirstEnergy Corp. ..........................................           1,800         45,900
FPL Group, Inc. ............................................             400         20,150
Korea Electric Power Corp. ADR .............................           6,645        106,735
Public Service Enterprise Group, Inc. ......................           1,835         70,877
Scottish Power PLC .........................................          24,482        222,079
Sempra Energy+ .............................................           3,500         72,844
Southern Co. ...............................................           5,920        152,440
Texas Utilities Co. ........................................           4,966        185,294
Tokyo Electric Power Co., Inc. .............................          10,500        241,899

GAS & PIPELINE UTILITIES -- 0.2%
Hong Kong & China Gas Co. Ltd.+ ............................           1,600          2,163
Reliant Energy, Inc. .......................................           2,200         59,537
Williams Cos., Inc. ........................................           5,865        219,571

TELEPHONE -- 4.1%
ALLTEL Corp. ...............................................           4,100        288,538
AT&T Corp. .................................................           7,828        340,518
AT&T Corp. - Liberty Media Group, Class A+ .................          16,200        601,425
Bell Atlantic Corp. ........................................           6,660        448,301
BellSouth Corp. ............................................          15,405        693,225
DDI Corp. ..................................................              48        359,618
GTE Corp. ..................................................           4,564        350,857
MCI WorldCom, Inc.+ ........................................           6,200        445,625
Portugal Telecom SA ........................................           4,518        187,872
SBC Communications, Inc. ...................................          16,585        846,872

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE (CONTINUED)
Telecom Italia Mobile SpA ..................................          26,100   $    162,187
Telefonos de Mexico SA ADR .................................           4,135        294,619
Telesp Participacpoes SA ADR ...............................           7,295        114,896
                                                                               ------------
                                                                                  7,384,922
                                                                               ------------
TOTAL COMMON STOCK (cost $78,937,653).......................                     85,493,144
                                                                               ------------

PREFERRED STOCK -- 0.0%
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
AUTOMOTIVE -- 0.0%
Volkswagen AG ..............................................             608         19,246

RETAIL -- 0.0%
Kmart Financing I Convertible 7.75% ........................             790         37,624
                                                                               ------------
                                                                                     56,870
                                                                               ------------

MATERIALS -- 0.0%
METALS & MINERALS -- 0.0%
Pohang Iron & Steel Co. Ltd.................................             300         34,314
                                                                               ------------
TOTAL PREFERRED STOCK (cost $104,751).......................                         91,184
                                                                               ------------

BONDS & NOTES -- 17.9%                                            PRINCIPAL
                                                                    AMOUNT
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.3%
AUTOMOTIVE -- 0.1%
Daimler Chrysler AG, Series B 7.45% 2097....................      $   25,000         23,888
Daimler Chrysler North American Holding Co. 7.20% 2009 .....          50,000         50,241
Delphi Automotive Systems Corp. 6.13% 2004 .................         110,000        105,793

RETAIL -- 0.2%
Federated Department Stores, Inc. 6.30% 2009 ...............          40,000         37,247
Hertz Corp. 6.25% 2009 .....................................          90,000         83,692
Lowes Cos., Inc. 6.50% 2029 ................................          95,000         82,337
                                                                               ------------
                                                                                    383,198
                                                                               ------------

CONSUMER STAPLES -- 0.1%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Pepsi Bottling Group, Inc., Series B 7.00% 2029 ............          70,000         64,471
Philip Morris Cos., Inc. 6.80% 2003 ........................         100,000         99,285
Philip Morris Cos., Inc. 7.50% 2004 ........................          20,000         20,325
                                                                               ------------
                                                                                    184,081
                                                                               ------------

ENERGY -- 0.3%
ENERGY SERVICES -- 0.1%
CMS Panhandle Holding Co. 6.13% 2004* ......................          60,000         57,606
Petroleum Geo Services ASA 7.50% 2007 ......................         100,000         98,758

                                                                ----------------
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

BONDS & NOTES (CONTINUED)                                         PRINCIPAL
                                                                    AMOUNT        VALUE
-------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 0.2%
Amerada Hess Corp. 7.88% 2029 ..............................      $   90,000   $     88,905
Conoco, Inc. 5.90% 2004 ....................................          95,000         92,009
                                                                               ------------
                                                                                    337,278
                                                                               ------------

FINANCE -- 3.2%
BANKS -- 0.6%
Chase Manhattan Corp. 6.00% 2009 ...........................          80,000         73,131
Countrywide Funding Corp., Series H 6.25% 2009 .............         120,000        110,204
Merita Bank Ltd. 6.50% 2006 ................................          40,000         38,212
National Westminster Bank PLC 7.38% 2009 ...................         135,000        134,842
Nationsbank Corp. 6.88% 2005 ...............................          45,000         44,683
Norwest Corp. 6.75% 2027 ...................................          25,000         22,195
Popular, Inc. 6.40% 2000 ...................................         100,000         99,697
St. Paul Bancorp 7.13% 2004 ................................         100,000         97,376
Wilmington Trust Corp. 6.63% 2008 ..........................         105,000         98,084

FINANCIAL SERVICES -- 2.5%
Advanta Mortgage Loan Trust 6.69% 2017 .....................          25,000         24,894
Advanta Mortgage Loan Trust 7.05% 2021 .....................          11,469         11,534
AFC Capital Trust I, Series B 8.21% 2027 ...................          20,000         19,205
AMRESCO Residential Securities Corp. 6.60% 2018 ............           6,452          6,430
Associates Corp. of North America 6.50% 2002 ...............         240,000        239,597
AT&T Capital Corp., Series F 6.25% 2001 ....................          50,000         49,510
Bank of America Corp. 5.88% 2009 ...........................         125,000        113,916
CIT Group, Inc. 6.50% 2002 .................................          65,000         64,348
Commercial Mortgage Acceptance Corp. 6.53% 2007 ............          15,000         14,720
Finova Capital Corp. 7.40% 2007 ............................          50,000         49,439
Ford Motor Credit Co. 5.80% 2009 ...........................          65,000         59,054
Ford Motor Credit Co. 6.55% 2002 ...........................          60,000         59,775
Ford Motor Credit Co. 8.00% 2002 ...........................          40,000         41,319
GE Capital Mortgage Services, Inc. 7.65% 2012 ..............          25,000         25,221
General Motors Acceptance Corp. 5.75% 2003 .................          30,000         28,679
General Motors Acceptance Corp. 6.63% 2002 .................          40,000         39,886
Goldman Sachs Group, Inc. 7.35% 2009 .......................         155,000        155,135
Green Tree Financial Corp. 6.24% 2016 ......................          90,000         88,678
Green Tree Recreational Equipment 6.18% 2019 ...............         166,793        165,425
Green Tree Recreational Equipment 6.55% 2028 ...............          19,275         19,435
GS Mortgage Securities Corp. II 6.56% 2031 .................          50,000         47,486
Harley-Davidson Eaglemark Motorcycle Trust 6.20% 2003 ......         131,965        132,679
Heller Financial, Inc. 6.00% 2004 ..........................          90,000         85,980
Household Finance Corp. 5.88% 2009 .........................         315,000        283,387
Household Finance Corp. 6.50% 2008 .........................          65,000         61,160
LB Commercial Conduit Mortgage Trust 6.41% 2007 ............         311,951        306,277
LB Commercial Conduit Mortgage Trust 7.42% 2026 ............         380,000        381,901
Merrill Lynch Mortgage Investors, Inc. 6.22% 2030 ..........          93,057         91,250
Money Store, Inc. 8.05% 2002 ...............................          20,000         20,563
Morgan Stanley Capital I, Inc. 7.22% 2028 ..................          55,000         56,143
PaineWebber Group, Inc. 6.65% 2002 .........................         135,000        133,438
PNC Mortgage Securities Corp. 6.60% 2027 ...................           9,716          9,668
PP&L Capital Funding, Inc. 5.90% 2000 ......................          40,000         39,904
Sears Roebuck Acceptance Corp. 6.88% 2017 ..................          45,000         40,521

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

BONDS & NOTES (CONTINUED)                                         PRINCIPAL
                                                                    AMOUNT        VALUE
-------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Sprint Capital Corp. 5.70% 2003 ............................      $   45,000   $     42,971
Sprint Capital Corp. 6.13% 2008 ............................          20,000         18,596
TMS Trust 6.85% 2019 .......................................          27,782         27,904
Toyota Motor Credit Corp. 5.63% 2003 .......................          45,000         43,420

INSURANCE -- 0.1%
Hartford Life, Inc. 7.10% 2007 .............................          75,000         73,484
Hartford Life, Inc. 7.65% 2027 .............................          20,000         19,417
Provident Cos., Inc. 7.41% 2038 ............................          50,000         43,543
TIG Holdings, Inc. 8.13% 2005 ..............................          40,000         38,520
                                                                               ------------
                                                                                  3,992,836
                                                                               ------------

FOREIGN BONDS -- 0.2%
FOREIGN GOVERNMENT -- 0.2%
Province of Ontario 5.50% 2008 .............................         160,000        146,245
Province of Quebec 7.00% 2007 ..............................         110,000        110,225
                                                                               ------------
                                                                                    256,470
                                                                               ------------

INDUSTRIAL & COMMERCIAL -- 0.6%
AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
Boeing Co. 6.63% 2038 ......................................          80,000         69,193
Lockheed Martin Corp. 7.25% 2006 ...........................         185,000        181,984
Raytheon Co. 6.15% 2008 ....................................         240,000        220,577

BUSINESS SERVICES -- 0.0%
Hertz Corp. 7.00% 2028 .....................................          65,000         58,005

MULTI-INDUSTRY -- 0.0%
Tyco International Group SA 6.25% 2003(2) ..................          25,000         24,220

TRANSPORTATION -- 0.2%
CSX Corp. 7.95% 2027 .......................................         195,000        195,807
Union Pacific Corp. 7.38% 2009 .............................          75,000         74,627
                                                                               ------------
                                                                                    824,413
                                                                               ------------

INFORMATION & ENTERTAINMENT -- 0.2%
BROADCASTING & MEDIA -- 0.1%
News America Holdings, Inc. 7.70% 2025 .....................          65,000         60,977
Time Warner, Inc. 6.63% 2029 ...............................         135,000        117,720

LEISURE & TOURISM -- 0.1%
Continental Airlines, Inc. 6.54% 2009 ......................          55,024         53,054
Continental Airlines, Inc. 6.80% 2007 ......................          26,549         25,664
                                                                               ------------
                                                                                    257,415
                                                                               ------------

INFORMATION TECHNOLOGY -- 0.2%
TELECOMMUNICATIONS -- 0.2%
TCI Communciations, Inc. 8.65% 2004 ........................         215,000        231,405
                                                                               ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                                         PRINCIPAL
                                                                    AMOUNT        VALUE
-------------------------------------------------------------------------------------------
MATERIALS -- 0.1%
CHEMICALS -- 0.1%
Nova Chemicals Corp. 7.40% 2009 ............................      $   85,000   $     82,315
Union Carbide Corp. 6.25% 2003 .............................          45,000         44,093
                                                                               ------------
                                                                                    126,408
                                                                               ------------

REAL ESTATE -- 0.0%
REAL ESTATE COMPANIES -- 0.0%
Equity Office Properties Operating LP 6.76% 2007 ...........          55,000         51,445
                                                                               ------------

U.S. GOVERNMENT & AGENCIES -- 12.1%
U.S. GOVERNMENT & AGENCIES -- 12.1%
Federal Home Loan Mortgage Corp. 6.00% 2006 ................         124,763        121,201
Federal Home Loan Mortgage Corp. 6.50% 2029 ................          83,630         80,232
Federal Home Loan Mortgage Corp. 7.50% 2022 ................          45,000         44,733
Federal Home Loan Mortgage Corp. 8.50% 2028 ................          92,578         95,847
Federal Home Loan Mortgage Corp. 9.00% 2024 ................         210,955        221,503
Federal National Mortgage Association 5.75% 2003 ...........         105,000        103,277
Federal National Mortgage Association 6.00% 2008 ...........         230,000        220,296
Federal National Mortgage Association 6.00% 2013 ...........         376,768        362,639
Federal National Mortgage Association 6.00% 2013 ...........          75,460         72,631
Federal National Mortgage Association 6.00% 2013 ...........         367,609        353,615
Federal National Mortgage Association 6.00% 2013 ...........          71,829         69,135
Federal National Mortgage Association 6.50% 2026 ...........          30,497         29,391
Federal National Mortgage Association 6.50% 2028 ...........          35,850         34,371
Federal National Mortgage Association 6.50% 2028 ...........          49,316         47,282
Federal National Mortgage Association 6.50% 2028 ...........          55,123         52,849
Federal National Mortgage Association 6.50% 2029 ...........          33,406         32,028
Federal National Mortgage Association 6.50% 2029 ...........         987,079        946,362
Federal National Mortgage Association 6.50% 2029 ...........         111,553        107,009
Federal National Mortgage Association 6.50% 2029 ...........         259,770        249,054
Federal National Mortgage Association 7.00% 2011 ...........          17,980         17,971
Federal National Mortgage Association 7.00% 2011 ...........          91,809         91,723
Federal National Mortgage Association 7.00% 2012 ...........         135,834        135,706
Federal National Mortgage Association 7.00% 2014 ...........         243,282        243,355
Federal National Mortgage Association 7.00% 2023 ...........          11,497         10,730
Federal National Mortgage Association 7.00% 2029 ...........         184,982        181,745
Federal National Mortgage Association 7.50% 2008 ...........         150,536        152,790
Federal National Mortgage Association 7.50% 2099 ...........         385,000        386,082
Federal National Mortgage Association 8.00% 2028 ...........          80,172         81,800
Federal National Mortgage Association 8.00% TBA ............         100,000        102,031
Federal National Mortgage Association 8.50% 2016 ...........          13,152         13,690
Federal National Mortgage Association 8.50% 2025 ...........         142,075        147,535
Federal National Mortgage Association 9.00% 2026 ...........          13,356         13,961
Federal National Mortgage Association 9.00% 2026 ...........          19,967         20,872
Government National Mortgage Association 6.50% 2023 ........         104,279        100,596
Government National Mortgage Association 6.50% 2028 ........          66,899         63,950
Government National Mortgage Association 6.50% 2028 ........         171,470        163,913
Government National Mortgage Association 6.50% 2029 ........          87,582         83,722
Government National Mortgage Association 6.50% 2029 ........         127,071        121,471
Government National Mortgage Association 6.50% 2029 ........          39,039         37,319
Government National Mortgage Association 6.50% 2029 ........          24,434         23,357
Government National Mortgage Association 7.00% 2023 ........          60,858         60,040

----------------
74

BONDS & NOTES (CONTINUED)                                         PRINCIPAL
                                                                    AMOUNT        VALUE
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Government National Mortgage Association 7.00% 2024 ........      $  142,774   $    140,767
Government National Mortgage Association 7.00% 2025 ........          31,147         30,641
Government National Mortgage Association 7.00% 2026 ........         148,684        146,129
Government National Mortgage Association 7.00% 2028 ........         217,519        213,371
Government National Mortgage Association 7.00% 2028 ........          95,936         94,107
Government National Mortgage Association 7.00% 2028 ........          37,806         37,085
Government National Mortgage Association 7.00% 2028 ........         117,598        115,429
Government National Mortgage Association 7.00% 2028 ........          28,771         28,223
Government National Mortgage Association 7.50% 2023 ........          41,383         41,655
Government National Mortgage Association 7.50% 2027 ........          70,000         69,409
Government National Mortgage Association 8.00% 2026 ........           1,759          1,798
Government National Mortgage Association 9.50% 2017 ........          54,804         59,292
Government National Mortgage Association 10.00% 2025 .......          76,071         82,926
United States Treasury Bonds 5.25% 2003 ....................         340,000        333,254
United States Treasury Bonds 5.25% 2029 ....................       1,650,000      1,444,014
United States Treasury Bonds 5.50% 2028 ....................         140,000        125,300
United States Treasury Bonds 6.13% 2027 ....................         290,000        281,616
United States Treasury Bonds 6.13% 2029 ....................         295,000        297,903
United States Treasury Notes 4.25% 2003 ....................       1,015,000        957,592
United States Treasury Notes 4.63% 2000 ....................         150,000        148,524
United States Treasury Notes 4.75% 2004 ....................         280,000        268,581
United States Treasury Notes 4.75% 2008 ....................         925,000        842,037
United States Treasury Notes 4.88% 2001 ....................       1,210,000      1,197,525
United States Treasury Notes 5.00% 2001 ....................          25,000         24,805
United States Treasury Notes 5.25% 2001 ....................       1,420,000      1,411,352
United States Treasury Notes 5.50% 2001 ....................         145,000        144,637
United States Treasury Notes 5.50% 2009 ....................         215,000        208,047
United States Treasury Notes 6.00% 2004 ....................         755,000        762,316
United States Treasury Notes 6.00% 2009 ....................         200,000        201,624
                                                                               ------------
                                                                                 15,207,773
                                                                               ------------

UTILITIES -- 0.6%
ELECTRIC UTILITIES -- 0.3%
Arizona Public Services Co. 6.75% 2006 .....................         160,000        154,410
Cinergy Corp. 6.13% 2004* ..................................         115,000        110,431
Nevada Power Co., Series B 6.20% 2004 ......................          75,000         72,235
Southern California Edison Co. 5.88% 2001 ..................         100,000         99,339

GAS & PIPELINE UTILITIES -- 0.1%
El Paso Energy Corp. 6.75% 2009 ............................          50,000         47,304
KN Energy, Inc. 6.45% 2003 .................................          25,000         24,251

TELEPHONE -- 0.2%
GTE Corp. 6.46% 2008 .......................................          50,000         48,131
MCI Worldcom, Inc. 6.40% 2005 ..............................          70,000         68,164
Sprint Capital Corp. 6.90% 2019 ............................         110,000        102,254
                                                                               ------------
                                                                                    726,519
                                                                               ------------
TOTAL BONDS & NOTES (cost $23,148,823) .....................                     22,579,241
                                                                               ------------

                                                                ----------------

WARRANTS -- 0.0%+
                                                                    WARRANTS      VALUE
-------------------------------------------------------------------------------------------
FINANCE -- 0.0%
INSURANCE -- 0.0%
Allianz AG 1/15/00 .........................................               1   $          6
                                                                               ------------

REAL ESTATE -- 0.0%
REAL ESTATE COMPANIES -- 0.0%
Equity Office Properties Operating LP 6/15/08#..............              55              6
                                                                               ------------
TOTAL WARRANTS (cost $440)..................................                             12
                                                                               ------------
TOTAL INVESTMENT SECURITIES (cost $102,191,667).............                    108,163,581
                                                                               ------------

SHORT-TERM SECURITIES -- 0.9%                                     PRINCIPAL
                                                                    AMOUNT
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.9%
United States Treasury Notes 4.50% due 9/30/00 (cost
 $1,119,023)................................................      $1,120,000      1,109,326
                                                                               ------------

REPURCHASE AGREEMENT -- 14.4%
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 14.4%
Agreement with Morgan Stanley & Co., bearing interest at
 5.20%, dated 9/30/99, to be repurchased 10/01/99 in the
 amount of $18,112,616 and collateralized by $14,975,000 of
 U.S. Treasury Bonds, bearing interest at 8.50%, due 2/15/20 and having an approximate value of $18,521,618 (cost
 $18,110,000)@..............................................      18,110,000     18,110,000
                                                                               ------------

TOTAL INVESTMENTS --
  (cost $121,420,690)                  101.1%                                           127,382,907
Liabilities in excess of other
  assets --                             (1.1)                                            (1,399,251)
                                       -----                                           ------------
NET ASSETS --                          100.0%                                          $125,983,656
                                       =====                                           ============

-------------
+   Non-income producing securities
#  Fair valued security; see Note 2
*  Resale restricted to qualified institutional buyers
(1) Security represents an investment in an affiliated company; see Note 9
(2) Variable rate security; rate as of September 30, 1999
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
SDS -- Swedish Depository Share
TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

----------------
76

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------------
                                                                          VALUE AS OF     UNREALIZED
NUMBER OF                                   EXPIRATION      VALUE AT     SEPTEMBER 30,   APPRECIATION/
CONTRACTS  DESCRIPTION                         DATE        TRADE DATE        1999        DEPRECIATION
------------------------------------------------------------------------------------------------------
22 Short   CAC-40 Index                     October 1999   $ 1,072,026    $ 1,078,483      $  (6,457)
6 Short    Australian All Ordinaries
           Index                           December 1999       284,484        282,217          2,267
39 Short   CAC-40 Index                    December 1999     1,898,461      1,911,856        (13,395)
3 Short    Milan MIB 30 Index              December 1999       554,880        542,591         12,289
11 Short   German Stock Index              December 1999     1,602,650      1,597,926          4,724
45 Short   FTSE 100 Index                  December 1999     4,603,364      4,508,883         94,481
43 Long    Standard & Poors 500 Index      December 1999    14,624,043     13,963,175       (660,868)
16 Short   Nikkei-225 Index                December 1999     1,281,502      1,319,433        (37,931)
96 Long    U.S. 10 Year Note               December 1999    10,584,741     10,572,000        (12,741)
                                                                                           ---------
           Net Unrealized Depreciation................................................     $(617,631)
                                                                                           =========

See Notes to Financial Statements

                                                                ----------------

------------------

SEASONS SERIES TRUST
STOCK PORTFOLIO                       INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

COMMON STOCK -- 96.7%
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.2%
APPAREL & TEXTILES -- 0.5%
Nike, Inc., Class B ........................................           8,800   $    500,500

HOUSING -- 0.7%
Masco Corp. ................................................          23,100        716,100

RETAIL -- 7.0%
Amazon.com, Inc.+ ..........................................           2,400        191,400
Cifra SA de CV ADR+ ........................................           6,600        103,125
CVS Corp. ..................................................          16,214        661,734
Dayton Hudson Corp. ........................................          11,300        678,706
Home Depot, Inc. ...........................................          17,400      1,194,075
Koninklijke Ahold NV+ ......................................          10,100        332,079
Kroger Co.+ ................................................          36,600        807,488
Safeway, Inc.+ .............................................          36,000      1,370,250
Staples, Inc.+ .............................................          14,800        322,825
Wal-Mart Stores, Inc. ......................................          31,900      1,517,244
                                                                               ------------
                                                                                  8,395,526
                                                                               ------------

CONSUMER STAPLES -- 3.4%
FOOD, BEVERAGE & TOBACCO -- 2.3%
Coca-Cola Co. ..............................................           7,800        374,887
Compass Group PLC ..........................................          43,800        431,926
PepsiCo, Inc. ..............................................          23,000        695,750
Philip Morris Cos., Inc. ...................................          24,500        837,594

HOUSEHOLD PRODUCTS -- 1.1%
Colgate-Palmolive Co. ......................................           8,800        402,600
Gillette Co. ...............................................           8,100        274,894
Kimberly-Clark Corp. .......................................           9,500        498,750
                                                                               ------------
                                                                                  3,516,401
                                                                               ------------

ENERGY -- 3.8%
ENERGY SERVICES -- 0.9%
Halliburton Co. ............................................          22,500        922,500

ENERGY SOURCES -- 2.9%
Chevron Corp. ..............................................           6,900        612,375
Mobil Corp. ................................................          11,300      1,138,475
Royal Dutch Petroleum Co. GDR ..............................          21,000      1,240,313
                                                                               ------------
                                                                                  3,913,663
                                                                               ------------

FINANCE -- 15.6%
BANKS -- 3.1%
Bank of America Corp. ......................................          15,905        857,866
Bank of New York Co., Inc. .................................          28,800        963,000

----------------
78

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Firstar Corp. ..............................................          28,200   $    722,625
Mellon Bank Corp. ..........................................          16,900        570,375

FINANCIAL SERVICES -- 10.5%
Ambac Financial Group, Inc. ................................           4,400        208,450
American Express Co. .......................................           2,000        269,250
Associates First Capital Corp., Class A ....................          33,700      1,213,200
Capital One Financial Corp. ................................          15,000        585,000
Citigroup, Inc. ............................................          50,475      2,220,900
Concord EFS, Inc.+ .........................................           5,150        106,219
Fannie Mae .................................................          19,000      1,191,063
Freddie Mac ................................................          53,600      2,787,200
Goldman Sachs Group, Inc ...................................           1,900        115,900
HSBC Holdings PLC ..........................................          30,200        345,042
Morgan Stanley, Dean Witter & Co. ..........................           5,100        454,856
Wells Fargo Co. ............................................          32,900      1,303,662

INSURANCE -- 2.0%
Ace Ltd. ...................................................          49,900        845,181
Fairfax Financial Holdings Ltd.+ ...........................           1,965        294,222
Mutual Risk Management Ltd. ................................          21,400        262,150
PartnerRe Ltd. .............................................           9,600        333,600
UNUM Corp. .................................................          11,100        326,756
                                                                               ------------
                                                                                 15,976,517
                                                                               ------------

HEALTHCARE -- 12.7%
DRUGS -- 7.4%
American Home Products Corp. ...............................          16,200        672,300
Amgen, Inc.+ ...............................................           6,100        497,150
Bristol-Myers Squibb Co. ...................................          26,300      1,775,250
Eli Lilly & Co. ............................................          12,000        768,000
Genentech, Inc.+ ...........................................           1,600        234,100
Merck & Co., Inc. ..........................................          15,100        978,669
Pfizer, Inc. ...............................................          41,400      1,487,812
Warner-Lambert Co. .........................................          18,600      1,234,575

HEALTH SERVICES -- 2.4%
IMS Health, Inc. ...........................................          19,800        451,688
United HealthCare Corp. ....................................          24,000      1,168,500
Wellpoint Health Networks, Inc., Class A+ ..................          14,300        815,100

MEDICAL PRODUCTS -- 2.9%
Baxter International, Inc. .................................           8,400        506,100
Boston Scientific Corp.+ ...................................           6,800        167,875
Cardinal Health, Inc. ......................................          12,900        703,050
Johnson & Johnson Co. ......................................           8,300        762,562
PE Corp.-PE Biosystems Group ...............................           1,000         72,250
Schering-Plough Corp. ......................................          16,400        715,450
                                                                               ------------
                                                                                 13,010,431
                                                                               ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 10.4%
AEROSPACE & MILITARY TECHNOLOGY -- 0.8%
AlliedSignal, Inc. .........................................          14,600   $    875,087

BUSINESS SERVICES -- 2.6%
First Data Corp. ...........................................          13,700        601,087
Gartner Group, Inc., Class B ...............................           1,289         21,510
Gartner Group, Inc., Class A+ ..............................          14,000        223,125
Rentokil Initial PLC+ ......................................          94,900        335,903
Solectron Corp.+ ...........................................          12,400        890,475
Waste Management, Inc. .....................................          31,300        602,525

ELECTRICAL EQUIPMENT -- 0.2%
Waters Corp.+ ..............................................           2,900        175,631

MACHINERY -- 0.6%
Danaher Corp. ..............................................          12,200        642,788

MULTI-INDUSTRY -- 6.2%
Berkshire Hathaway, Inc., Class A+ .........................              12        660,000
Hutchison Whampoa Ltd. .....................................         101,700        942,649
Teleflex, Inc. .............................................          13,500        533,250
Tomkins PLC ................................................         148,340        620,299
Tyco International Ltd. ....................................          34,846      3,597,849
                                                                               ------------
                                                                                 10,722,178
                                                                               ------------

INFORMATION & ENTERTAINMENT -- 7.8%
BROADCASTING & MEDIA -- 6.0%
CBS Corp.+ .................................................          19,400        897,250
Clear Channel Communications, Inc.+ ........................           9,600        766,800
Fox Entertainment Group, Inc., Class A+ ....................          15,300        323,213
Infinity Broadcasting Corp., Class A+ ......................          25,100        735,744
MediaOne Group, Inc.+ ......................................           7,700        526,006
Omnicom Group, Inc. ........................................          14,200      1,124,462
Time Warner, Inc. ..........................................          10,400        631,800
Tribune Co. ................................................           8,200        407,950
VNU NV .....................................................          12,200        423,194
Wolters Kluwer NV+ .........................................           8,200        280,952

ENTERTAINMENT PRODUCTS -- 1.0%
Koninklijke Phillips Electronics NV ........................           8,700        874,808
Mattel, Inc. ...............................................           8,760        166,440

LEISURE & TOURISM -- 0.8%
McDonald's Corp. ...........................................          10,500        451,500
Mirage Resorts, Inc.+ ......................................          18,800        264,375
Walt Disney Co. ............................................           4,000        103,500
                                                                               ------------
                                                                                  7,977,994
                                                                               ------------

INFORMATION TECHNOLOGY -- 29.3%
COMMUNICATION EQUIPMENT -- 1.9%
General Instrument Corp.+ ..................................           8,200        394,625
Lucent Technologies, Inc. ..................................          17,400      1,128,825
Nokia Corp., Class A ADR ...................................           4,700        422,119

----------------
80

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT -- 5.2%
Automatic Data Processing, Inc. ............................          19,700   $    879,112
Cisco Systems, Inc.+ .......................................          22,300      1,528,944
Dell Computer Corp.+ .......................................          24,400      1,020,225
EMC Corp.+ .................................................           8,100        578,644
Fujitsu Ltd.+ ..............................................          12,000        373,104
Hewlett-Packard Co. ........................................          10,900      1,002,800

ELECTRONICS -- 7.5%
Altera Corp.+ ..............................................          14,900        646,288
Applied Materials, Inc.+ ...................................           8,500        661,938
General Electric Co. .......................................          19,800      2,347,537
Getronics NV+ ..............................................           9,819        529,186
Intel Corp. ................................................          19,800      1,471,387
Maxim Integrated Products, Inc.+ ...........................          17,600      1,110,450
Texas Instruments, Inc. ....................................          12,000        987,000

SOFTWARE -- 10.1%
America Online, Inc.+ ......................................           8,900        925,600
BMC Software, Inc.+ ........................................          17,800      1,273,812
Ceridian Corp.+ ............................................          22,300        554,713
Citrix Systems, Inc.+ ......................................           9,300        576,019
Computer Associates International, Inc. ....................          16,700      1,022,875
Compuware Corp.+ ...........................................          10,000        260,625
Microsoft Corp.+ ...........................................          33,200      3,006,675
Oracle Corp.+ ..............................................          18,500        841,750
Parametric Technology Corp.+ ...............................          36,000        486,000
Sun Microsystems, Inc.+ ....................................           6,600        613,800
VERITAS Software Corp.+ ....................................           7,800        592,312
Yahoo!, Inc.+ ..............................................           1,100        197,450

TELECOMMUNICATIONS -- 4.6%
Comcast Corp., Class A .....................................          18,300        729,712
Corning, Inc. ..............................................          13,900        953,019
Nextel Communications, Inc., Class A+ ......................          11,200        759,500
Nippon Telegraph & Telephone Corp. .........................              17        208,560
Sprint Corp. ...............................................          19,600      1,063,300
Vodafone AirTouch PLC ADR ..................................           4,200        998,550
                                                                               ------------
                                                                                 30,146,456
                                                                               ------------

REAL ESTATE -- 0.9%
REAL ESTATE COMPANIES -- 0.2%
Security Capital U.S. Realty ADR+ ..........................          13,600        249,050

REAL ESTATE INVESTMENT TRUSTS -- 0.7%
Crescent Real Estate Equities Co. ..........................          20,000        360,000
Starwood Hotels & Resorts Worldwide, Inc., Class B .........          15,300        341,381
                                                                               ------------
                                                                                    950,431
                                                                               ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
UTILITIES -- 4.6%
TELEPHONE -- 4.6%
AT&T Corp. - Liberty Media Group, Class A+ .................           7,200   $    267,300
MCI Worldcom, Inc.+ ........................................          28,407      2,041,753
SBC Communications, Inc. ...................................           6,600        337,012
Telecom Italia Mobile SpA ..................................         226,100        832,412
Telecom Italia SpA .........................................          50,900        441,947
Telecomunicacoes Brasileiras SA ADR ........................          10,300        771,856
                                                                               ------------
                                                                                  4,692,280
                                                                               ------------
TOTAL INVESTMENT SECURITIES (cost $88,500,390) .............                     99,301,877
                                                                               ------------

SHORT-TERM SECURITIES -- 3.1%                                     PRINCIPAL
                                                                    AMOUNT
-------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 2.6%
Duke University 5.17% due 10/06/99..........................      $1,555,000      1,553,883
France Telecom 5.32% due 10/13/99...........................         325,000        324,424
Golden Funding Corp. 5.40% due 11/04/99.....................         355,000        353,189
Yale University 5.16% due 10/20/99..........................         465,000        463,734
                                                                               ------------
                                                                                  2,695,230
                                                                               ------------

MUNICIPAL BONDS -- 0.5%
Power Authority of New York Series 4 5.75% due 10/01/99.....         546,000        546,000
                                                                               ------------
TOTAL SHORT-TERM SECURITIES (cost $3,241,230)...............                      3,241,230
                                                                               ------------

TOTAL INVESTMENTS --
  (cost $91,741,620)                    99.8%                                            102,543,107
Other assets less liabilities --         0.2                                                 177,922
                                       -----                                            ------------
NET ASSETS --                          100.0%                                           $102,721,029
                                       =====                                            ============

-------------
+ Non-income producing securities
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

See Notes to Financial Statements

----------------
82

------------------

SEASONS SERIES TRUST
LARGE CAP
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

COMMON STOCK -- 92.2%
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.6%
AUTOMOTIVE -- 0.2%
Federal-Mogul Corp. ........................................           1,305   $    35,969
General Motors Corp. .......................................             200        12,588

HOUSING -- 0.0%
Black & Decker Corp. .......................................             100         4,569
Maytag Corp. ...............................................             100         3,331

RETAIL -- 7.4%
Amazon.com, Inc.+ ..........................................           5,620       448,195
Best Buy Co., Inc.+ ........................................             200        12,412
Costco Wholesale Corp.+ ....................................             885        63,720
CVS Corp. ..................................................             500        20,406
Dollar General Corp. .......................................             250         7,719
eBay, Inc.+ ................................................             750       105,797
Gap, Inc. ..................................................             750        24,000
Home Depot, Inc. ...........................................           3,150       216,169
Kohl's Corp.+ ..............................................             200        13,225
Kroger Co.+ ................................................             800        17,650
Safeway, Inc.+ .............................................             500        19,031
Staples, Inc.+ .............................................           5,165       112,662
TJX Cos., Inc. .............................................             300         8,419
Wal-Mart Stores, Inc. ......................................           6,800       323,425
Walgreen Co. ...............................................           3,500        88,812
                                                                               -----------
                                                                                 1,538,099
                                                                               -----------

CONSUMER STAPLES -- 5.7%
FOOD, BEVERAGE & TOBACCO -- 3.2%
Anheuser-Busch Cos., Inc. ..................................             500        35,031
Bestfoods...................................................             300        14,550
Campbell Soup Co. ..........................................             400        15,650
Coca-Cola Co. ..............................................           4,300       206,669
General Mills, Inc. ........................................             100         8,112
Heinz (H.J.) & Co. .........................................             300        12,900
Hershey Foods Corp. ........................................             100         4,869
Kellogg Co. ................................................             400        14,975
Nabisco Group Holdings Corp. ...............................           2,800        42,000
PepsiCo, Inc. ..............................................           3,400       102,850
Philip Morris Cos., Inc. ...................................           1,100        37,606
Pioneer Hi-Bred International, Inc. ........................             200         7,962
Quaker Oats Co. ............................................             100         6,188
Ralston-Ralston Purina Group ...............................           2,800        77,875
UST, Inc. ..................................................             200         6,038
Wrigley (Wm) Jr. Co. .......................................             600        41,287

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD PRODUCTS -- 2.5%
Avon Products, Inc. ........................................           2,100   $    52,106
Clorox Co. .................................................             800        30,600
Colgate-Palmolive Co. ......................................           2,900       132,675
Fort James Corp. ...........................................             200         5,338
Gillette Co. ...............................................           1,100        37,331
Kimberly-Clark Corp. .......................................             500        26,250
Newell Rubbermaid, Inc. ....................................             300         8,569
Procter & Gamble Co. .......................................           1,900       178,125
Unilever NV.................................................             546        37,196
                                                                               -----------
                                                                                 1,142,752
                                                                               -----------

ENERGY -- 3.2%
ENERGY SERVICES -- 0.5%
Schlumberger Ltd. ..........................................           1,700       105,931

ENERGY SOURCES -- 2.7%
Atlantic Richfield Co. .....................................             100         8,863
Enron Corp. ................................................           6,910       285,037
Exxon Corp. ................................................             900        68,344
Mobil Corp. ................................................             600        60,450
Royal Dutch Petroleum Co. GDR ..............................           1,000        59,062
Texaco, Inc. ...............................................             700        44,188
Unocal Corp. ...............................................             300        11,119
                                                                               -----------
                                                                                   642,994
                                                                               -----------

FINANCE -- 5.0%
BANKS -- 2.0%
Bank of America Corp. ......................................             800        44,550
Fifth Third Bancorp.........................................             935        56,889
Firstar Corp. ..............................................           3,765        96,478
MBNA Corp. .................................................           3,300        75,281
State Street Corp. .........................................           1,700       109,863
Telebanc Financial Corp.+ ..................................             505        11,615

FINANCIAL SERVICES -- 2.9%
Ambac Financial Group, Inc. ................................             400        18,950
American Express Co. .......................................           1,025       137,991
Capital One Financial Corp. ................................             200         7,800
Charles Schwab Corp. .......................................             800        26,950
Citigroup, Inc. ............................................           1,850        81,400
Dow Jones & Co., Inc. ......................................             100         5,338
Dun & Bradstreet Corp. .....................................             200         5,975
E*TRADE Group, Inc.+ .......................................           1,515        35,602
Fannie Mae..................................................           1,600       100,300
Freddie Mac.................................................           2,000       104,000
Nationwide Financial Services, Inc., Class A ...............             600        21,225
Providian Financial Corp. ..................................             100         7,919
SLM Holding Corp. ..........................................             100         4,300
Wells Fargo Co. ............................................             700        27,737

----------------
84

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE -- 0.1%
Equifax, Inc. ..............................................             100   $     2,812
Hartford Life, Inc., Class A ...............................             400        19,700
                                                                               -----------
                                                                                 1,002,675
                                                                               -----------

HEALTHCARE -- 10.9%
DRUGS -- 6.3%
Abbott Laboratories, Inc. ..................................           1,400        51,450
Allergan, Inc. .............................................             100        11,000
American Home Products Corp. ...............................           3,100       128,650
Amgen, Inc.+ ...............................................             500        40,750
Bristol-Myers Squibb Co. ...................................           4,300       290,250
Eli Lilly & Co. ............................................           1,700       108,800
Merck & Co., Inc. ..........................................           3,000       194,438
Pfizer, Inc. ...............................................           7,800       280,312
Warner-Lambert Co. .........................................           2,400       159,300

HEALTH SERVICES -- 0.0%
IMS Health, Inc. ...........................................             300         6,844

MEDICAL PRODUCTS -- 4.6%
Baxter International, Inc. .................................             300        18,075
Boston Scientific Corp.+ ...................................             400         9,875
Guidant Corp. ..............................................             300        16,088
Johnson & Johnson Co. ......................................           1,800       165,375
McKesson HBOC, Inc. ........................................             300         8,700
Medtronic, Inc. ............................................           7,180       254,890
MiniMed, Inc.+ .............................................           1,070       105,127
PE Corp.-PE Biosystems Group................................             545        39,376
Schering-Plough Corp. ......................................           6,985       304,721
                                                                               -----------
                                                                                 2,194,021
                                                                               -----------

INDUSTRIAL & COMMERCIAL -- 5.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
AlliedSignal, Inc. .........................................             600        35,962

BUSINESS SERVICES -- 2.3%
Cendant Corp.+ .............................................           1,800        31,950
Ecolab, Inc. ...............................................           1,100        37,537
Exodus Communications, Inc.+ ...............................           1,180        85,034
First Data Corp. ...........................................           2,200        96,525
Gartner Group, Inc., Class B ...............................              39           651
Interpublic Group of Cos., Inc. ............................             200         8,225
Paychex, Inc. ..............................................             200         6,825
PSInet, Inc.+ ..............................................           1,220        43,882
Service Corp. International.................................           4,200        44,362
Solectron Corp.+ ...........................................             200        14,363
SYSCO Corp. ................................................             300        10,519
Verio, Inc.+ ...............................................           1,070        33,170
Waste Management, Inc. .....................................           2,200        42,350

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MULTI-INDUSTRY -- 2.6%
Avery Dennison Corp. .......................................             100   $     5,275
Mannesmann AG+ .............................................             877       139,976
Minnesota Mining & Manufacturing Co. .......................             300        28,819
Sara Lee Corp. .............................................             900        21,094
Tyco International Ltd. ....................................           3,250       335,562

TRANSPORTATION -- 0.0%
Kansas City Southern Industries, Inc. ......................             100         4,644
                                                                               -----------
                                                                                 1,026,725
                                                                               -----------

INFORMATION & ENTERTAINMENT -- 9.8%
BROADCASTING & MEDIA -- 9.0%
A.H. Belo Corp. ............................................           2,500        47,812
AMFM, Inc.+ ................................................             800        48,700
Cablevision Systems Corp., Class A+ ........................           2,155       156,776
CBS Corp.+ .................................................           2,300       106,375
Central Newspapers, Inc., Class A ..........................           1,300        57,850
Clear Channel Communications, Inc.+ ........................             578        46,168
Cox Communications, Inc., Class A+ .........................           2,415       100,826
Crown Castle International Corp.+ ..........................           1,800        33,694
DoubleClick, Inc.+ .........................................           1,235       147,119
EchoStar Communications Corp., Class A+ ....................             400        36,325
Infinity Broadcasting Corp., Class A+ ......................           2,160        63,315
Lamar Advertising Co.+ .....................................             665        32,918
Liberty Digital, Inc., Class A+ ............................             410         9,558
McGraw-Hill Cos., Inc. .....................................             200         9,675
MediaOne Group, Inc.+ ......................................           1,700       116,131
New York Times Co., Class A ................................           1,000        37,500
Omnicom Group, Inc. ........................................             200        15,838
Outdoor Systems, Inc.+ .....................................           1,500        53,625
Time Warner, Inc. ..........................................           7,955       483,266
Tribune Co. ................................................             400        19,900
Valassis Communications, Inc.+ .............................           2,100        92,269
VoiceStream Wireless Corp. .................................           1,030        63,570
Ziff-Davis, Inc.+ ..........................................           1,900        30,638

ENTERTAINMENT PRODUCTS -- 0.1%
Hasbro, Inc. ...............................................             750        16,078
Mattel, Inc. ...............................................             620        11,780

LEISURE & TOURISM -- 0.7%
Galileo International, Inc. ................................             700        28,175
Hilton Hotels Corp. ........................................             200         1,975
Marriott International, Inc., Class A ......................           1,500        49,031
McDonald's Corp. ...........................................             600        25,800
Southwest Airlines Co. .....................................             150         2,278
Tricon Global Restaurants, Inc.+ ...........................             200         8,188
USAirways Group, Inc.+ .....................................             100         2,625
Walt Disney Co. ............................................             700        18,112
                                                                               -----------
                                                                                 1,973,890
                                                                               -----------

----------------
86

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 37.6%
COMMUNICATION EQUIPMENT -- 5.1%
General Instrument Corp.+ ..................................             400   $    19,250
Lucent Technologies, Inc. ..................................           4,130       267,934
Nokia Corp., Class A ADR ...................................           5,480       492,172
QUALCOMM, Inc.+ ............................................             600       113,513
Tellabs, Inc.+ .............................................             400        22,775
Unisys Corp.+ ..............................................             300        13,538
UnitedGlobal.com, Class A+ .................................           1,215        87,024

COMPUTERS & BUSINESS EQUIPMENT -- 7.9%
Automatic Data Processing, Inc. ............................           1,200        53,550
Cisco Systems, Inc.+ .......................................           8,790       602,664
Dell Computer Corp.+ .......................................           2,700       112,894
EMC Corp.+ .................................................           4,645       331,827
Gateway, Inc.+ .............................................             400        17,775
International Business Machines Corp. ......................           2,700       327,712
Network Appliance, Inc.+ ...................................             100         7,163
Pitney Bowes, Inc. .........................................             300        18,281
Tandy Corp. ................................................           1,900        98,206
Xerox Corp. ................................................             600        25,163

ELECTRONICS -- 8.7%
Applied Materials, Inc.+ ...................................           2,225       173,272
ASM Lithography Holdings NV+ ...............................           1,505       100,929
Conexant Systems, Inc.+ ....................................           1,115        81,012
General Electric Co. .......................................           5,300       628,381
Intel Corp. ................................................           5,400       401,287
Maxim Integrated Products, Inc.+ ...........................             485        30,600
Pittway Corp., Class A .....................................           1,200        37,800
Texas Instruments, Inc. ....................................           2,695       221,664
Vitesse Semiconductor Corp.+ ...............................             900        76,838

SOFTWARE -- 10.0%
Adobe Systems, Inc. ........................................             100        11,350
America Online, Inc.+ ......................................           2,355       244,920
At Home Corp., Series A+ ...................................             708        29,338
BMC Software, Inc.+ ........................................             200        14,312
Ceridian Corp.+ ............................................             100         2,488
CheckFree Holdings Corp.+ ..................................             600        24,675
CIBER, Inc.+ ...............................................             360         5,513
Computer Associates International, Inc. ....................             500        30,625
Compuware Corp.+ ...........................................             300         7,819
Inktomi Corp.+ .............................................             405        48,613
Microsoft Corp.+ ...........................................           9,995       905,172
Network Solutions, Inc+. ...................................             100         9,187
Oracle Corp.+ ..............................................           2,550       116,025
Parametric Technology Corp.+ ...............................             300         4,050
PeopleSoft, Inc.+ ..........................................             300         5,081
Sapient Corp.+ .............................................           1,190       112,157
Sun Microsystems, Inc.+ ....................................           2,850       265,050
Yahoo!, Inc.+ ..............................................             960       172,320

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS -- 5.9%
Ameritech Corp. ............................................           1,000   $    67,187
Comcast Corp., Class A .....................................           7,060       281,517
Comverse Technology, Inc.+ .................................             165        15,562
Corning, Inc. ..............................................             200        13,713
Gannett Co., Inc. ..........................................             600        41,512
JDS Uniphase Corp.+ ........................................             775        88,205
Level 3 Communications, Inc.+ ..............................           2,315       120,886
Nextel Communications, Inc., Class A+ ......................             300        20,344
NEXTLINK Communications, Inc., Class A+ ....................           1,250        64,805
NTL, Inc.+ .................................................             700        67,266
Sprint Corp. (PCS Group)....................................           1,860       138,686
U.S. West, Inc. ............................................             400        22,825
VeriSign, Inc.+ ............................................             860        91,590
Vodafone AirTouch PLC ADR...................................             555       131,951
Vodafone Group PLC..........................................           1,295        30,562
                                                                               -----------
                                                                                 7,568,530
                                                                               -----------

MATERIALS -- 0.2%
CHEMICALS -- 0.2%
du Pont (E.I.) de Nemours & Co. ............................             409        24,898
Hercules, Inc. .............................................             100         2,863

METALS & MINERALS -- 0.0%
Freeport-McMoRan Copper & Gold, Inc., Class B ..............             100         1,556
                                                                               -----------
                                                                                    29,317
                                                                               -----------

REAL ESTATE -- 0.1%
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Starwood Hotels & Resorts Worldwide, Inc., Class B .........             800        17,850
                                                                               -----------

UTILITIES -- 7.0%
ELECTRIC UTILITIES -- 0.6%
AES Corp.+ .................................................           2,200       129,800

TELEPHONE -- 6.4%
AT&T Corp. .................................................           3,000       130,500
AT&T Corp. - Liberty Media Group, Class A+ .................          17,038       632,536
Bell Atlantic Corp. ........................................           1,500       100,969
BellSouth Corp. ............................................           1,800        81,000
GTE Corp. ..................................................           1,500       115,312
MCI WorldCom, Inc.+ ........................................           1,700       122,187
SBC Communications, Inc. ...................................           1,900        97,019
                                                                               -----------
                                                                                 1,409,323
                                                                               -----------
TOTAL INVESTMENT SECURITIES (cost $17,386,716)..............                    18,546,176
                                                                               -----------

----------------
88

SHORT-TERM SECURITIES -- 1.7%                                     PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 1.7%
Federal Home Loan Mortgage Discount Notes 5.18% due
 10/01/99...................................................      $  300,000   $   300,000
United States Treasury Bills 4.55% due 12/02/99.............          40,000        39,683
                                                                               -----------
TOTAL SHORT-TERM SECURITIES (cost $339,687).................                       339,683
                                                                               -----------

REPURCHASE AGREEMENTS -- 5.7%
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.7%
Agreement with State Street Bank & Trust Co., bearing
 interest at 4.25%, dated 9/30/99, to be repurchased
 10/01/99 in the amount of $1,047,124 and collateralized by
 $1,070,000 of U.S. Treasury Notes, bearing interest at
 5.50%, due 3/31/00 and having an approximate value of
 $1,071,338@................................................       1,047,000     1,047,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 5.25%, dated 9/30/99, to be repurchased
 10/01/99 in the amount of $107,016, and collateralized by
 $75,000 of U.S. Treasury Bonds, bearing interest at 11.25%,
 due 2/15/15 and having an approximate value of $110,426....         107,000       107,000
                                                                               -----------
TOTAL REPURCHASE AGREEMENTS (cost $1,154,000)...............                     1,154,000
                                                                               -----------

TOTAL INVESTMENTS --
  (cost $18,880,403)                     99.6%                                            20,039,859
Other assets less liabilities --          0.4                                                 85,718
                                        -----                                            -----------
NET ASSETS --                           100.0%                                           $20,125,577
                                        =====                                            ===========

-------------
+ Non-income producing securities
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------
                                                                                   VALUE AS OF
      NUMBER OF                                       EXPIRATION      VALUE AT    SEPTEMBER 30,     UNREALIZED
      CONTRACTS         DESCRIPTION                      DATE        TRADE DATE       1999         DEPRECIATION
----------------------------------------------------------------------------------------------------------------
       8 Long           Standard & Poors 500 Index   December 1999    $538,660      $519,280         $(19,380)
                                                                                                     ========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------
     CONTRACT                   IN             DELIVERY   GROSS UNREALIZED
    TO DELIVER             EXCHANGE FOR         DATE       APPRECIATION
--------------------------------------------------------------------------
  *USD       57,483      EUR        55,000     10/08/99       $  1,076
  *USD       20,838      EUR        20,000     10/08/99            456
   EUR       35,000      USD        37,675     10/08/99            410
   EUR      260,000      USD       282,100     12/09/99          3,885
                                                              --------
                                                              $  5,827
                                                              --------

                                                          GROSS UNREALIZED
                                                           DEPRECIATION
--------------------------------------------------------------------------
  *EUR       40,000      USD        41,240     10/08/99       $ (1,348)
   EUR       15,000      USD        15,690     10/08/99           (281)
   EUR       25,000      USD        26,387     10/08/99           (231)
  *EUR       40,000      USD        41,998     10/08/99           (591)
                                                              --------
                                                                (2,451)
                                                              --------
Net Unrealized Appreciation............................       $  3,376
                                                              ========

------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

EUR -- Euro Dollar
USD -- United States Dollar

See Notes to Financial Statements

                                                                ----------------

------------------

SEASONS SERIES TRUST
LARGE CAP
COMPOSITE PORTFOLIO                   INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

COMMON STOCK -- 94.1%
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.3%
APPAREL & TEXTILES -- 0.2%
Nike, Inc., Class B ........................................             400   $    22,750

AUTOMOTIVE -- 0.8%
B.F. Goodrich Co. ..........................................             100         2,900
Dana Corp. .................................................             100         3,713
Delphi Automotive Systems Corp. ............................             309         4,963
Ford Motor Co. .............................................             500        25,094
General Motors Corp. .......................................             800        50,350
Goodyear Tire & Rubber Co. .................................             100         4,813
PACCAR, Inc. ...............................................             100         5,087
Tenneco, Inc. ..............................................             100         1,700
TRW, Inc. ..................................................             100         4,975

HOUSING -- 0.4%
Black & Decker Corp. .......................................             100         4,569
Fortune Brands, Inc. .......................................             100         3,225
Grainger (W. W.), Inc. .....................................             100         4,806
Masco Corp. ................................................           1,100        34,100
Maytag Corp. ...............................................             100         3,331

RETAIL -- 5.9%
Albertson's, Inc. ..........................................             263        10,405
Amazon.com, Inc.+ ..........................................             100         7,975
Best Buy Co., Inc.+ ........................................             600        37,237
Cifra SA de CV ADR+ ........................................             300         4,687
Circuit City Stores, Inc. ..................................             200         8,437
Costco Wholesale Corp.+ ....................................             100         7,200
CVS Corp. ..................................................             700        28,569
Dayton Hudson Corp. ........................................           1,600        96,100
Dollar General Corp. .......................................             125         3,859
Federated Department Stores, Inc. + ........................             100         4,369
Gap, Inc. ..................................................           1,450        46,400
Home Depot, Inc. ...........................................           2,000       137,250
Kmart Corp. + ..............................................             300         3,506
Kohl's Corp.+ ..............................................             100         6,612
Koninklijke Ahold NV+ ......................................             500        16,440
Kroger Co.+ ................................................           1,900        41,919
Limited, Inc. ..............................................              96         3,672
May Department Stores Co. ..................................             150         5,466
Nordstrom, Inc. ............................................             100         2,700
Office Depot, Inc. + .......................................             200         2,038
Penney (J.C.), Inc. ........................................             100         3,438
Rite Aid Corp. .............................................             100         1,381
Safeway, Inc.+ .............................................           1,600        60,900
Sears, Roebuck & Co. .......................................             100         3,138
Staples, Inc.+ .............................................             800        17,450

----------------
90

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
TJX Cos., Inc. .............................................             200   $     5,612
Too, Inc. ..................................................              13           233
Toys "R" Us, Inc.+ .........................................             200         3,000
Wal-Mart Stores, Inc. ......................................           4,100       195,006
Walgreen Co. ...............................................             600        15,225
Winn-Dixie Stores, Inc. ....................................             100         2,969
                                                                               -----------
                                                                                   959,569
                                                                               -----------
CONSUMER STAPLES -- 4.3%
FOOD, BEVERAGE & TOBACCO -- 3.0%
Anheuser-Busch Cos., Inc. ..................................           1,200        84,075
Archer-Daniels-Midland Co. .................................             210         2,559
Bestfoods...................................................             200         9,700
Campbell Soup Co. ..........................................             200         7,825
Coca-Cola Co. ..............................................           1,400        67,287
Coca-Cola Enterprises, Inc. ................................             200         4,513
Compass Group PLC ..........................................           1,900        18,737
ConAgra, Inc. ..............................................             200         4,513
General Mills, Inc. ........................................             100         8,112
Heinz (H.J.) & Co. .........................................             200         8,600
Hershey Foods Corp. ........................................             100         4,869
Kellogg Co. ................................................             200         7,488
Nabisco Group Holdings Corp. ...............................             200         3,000
PepsiCo, Inc. ..............................................           1,500        45,375
Philip Morris Cos., Inc. ...................................           2,700        92,306
Pioneer Hi-Bred International, Inc. ........................             100         3,981
Ralston-Ralston Purina Group ...............................             100         2,781
RJ Reynolds Tobacco Holdings, Inc.+ ........................              66         1,782
Seagram Co., Ltd. ..........................................             200         9,100
UST, Inc. ..................................................             100         3,019

HOUSEHOLD PRODUCTS -- 1.3%
Alberto-Culver Co., Class B ................................             200         4,625
Avon Products, Inc. ........................................             200         4,963
Colgate-Palmolive Co. ......................................             600        27,450
Fort James Corp. ...........................................             100         2,669
Gillette Co. ...............................................             700        23,756
Kimberly-Clark Corp. .......................................             600        31,500
Newell Rubbermaid, Inc. ....................................             178         5,084
Procter & Gamble Co. .......................................             600        56,250
Unilever NV.................................................             267        18,189
                                                                               -----------
                                                                                   564,108
                                                                               -----------
ENERGY -- 6.4%
ENERGY SERVICES -- 1.9%
Baker Hughes, Inc. .........................................           1,500        43,500
Halliburton Co. ............................................           2,000        82,000
Schlumberger Ltd. ..........................................           1,800       112,163
Tosco Corp. ................................................             100         2,525
USX-Marathon Group, Inc. ...................................             200         5,850

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 4.5%
Atlantic Richfield Co. .....................................             100   $     8,862
Burlington Resources, Inc. .................................             100         3,675
Chevron Corp. ..............................................             600        53,250
Conoco, Inc. ...............................................             365         9,992
Enron Corp. ................................................           1,200        49,500
Exxon Corp. ................................................           1,200        91,125
Mobil Corp. ................................................           1,450       146,087
Occidental Petroleum Corp. .................................             200         4,625
Phillips Petroleum Co. .....................................             200         9,750
Royal Dutch Petroleum Co. GDR ..............................           3,250       191,953
Texaco, Inc. ...............................................             300        18,937
Union Pacific Resources Group, Inc. ........................             200         3,213
Unocal Corp. ...............................................             200         7,413
                                                                               -----------
                                                                                   844,420
                                                                               -----------
FINANCE -- 14.3%
BANKS -- 4.6%
AmSouth Bancorp. ...........................................             150         3,516
Bank of America Corp. ......................................           1,800       100,237
Bank of New York Co., Inc. .................................           2,000        66,875
Bank One Corp. .............................................             600        20,887
BankBoston Corp. ...........................................             100         4,338
BB&T Corp. .................................................             100         3,238
Chase Manhattan Corp. ......................................           1,200        90,450
Comerica, Inc. .............................................             100         5,062
Fifth Third Bancorp.........................................             100         6,084
First Union Corp. ..........................................             750        26,672
Firstar Corp. ..............................................           1,609        41,231
Huntington Bancshares, Inc. ................................             110         2,922
MBNA Corp. .................................................             400         9,125
Mellon Bank Corp. ..........................................           2,400        81,000
National City Corp. ........................................             400        10,675
Northern Trust Corp. .......................................             100         8,350
PNC Bank Corp. .............................................             200        10,537
Regions Financial Corp. ....................................             100         3,000
Republic New York Corp. ....................................             100         6,144
SouthTrust Corp. ...........................................             100         3,588
St. Paul Cos., Inc. ........................................             200         5,500
SunTrust Banks, Inc. .......................................             200        13,150
Synovus Financial Corp. ....................................             100         1,869
U.S. Bancorp................................................           2,350        70,941
Union Planters Corp. .......................................             100         4,075
Wachovia Corp. .............................................             100         7,862

FINANCIAL SERVICES -- 8.0%
Ambac Financial Group, Inc. ................................             200         9,475
American Express Co. .......................................             880       118,470
American General Corp. .....................................             100         6,319
Associates First Capital Corp., Class A ....................           1,600        57,600
Bear Stearns Cos., Inc. ....................................             105         4,036
Capital One Financial Corp. ................................           2,100        81,900
Case Corp. .................................................             100         4,981

----------------
92

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Charles Schwab Corp. .......................................             400   $    13,475
Citigroup, Inc. ............................................           4,450       195,800
Concord EFS, Inc.+ .........................................             200         4,125
Countrywide Credit Industries, Inc. ........................             100         3,225
Dun & Bradstreet Corp. .....................................             100         2,988
Fannie Mae..................................................           2,100       131,644
Fleet Financial Group, Inc. ................................             200         7,325
Freddie Mac.................................................           2,300       119,600
Goldman Sachs Group, Inc....................................             100         6,100
Household International, Inc. ..............................             300        12,037
HSBC Holdings PLC...........................................             900        10,283
KeyCorp. ...................................................             300         7,744
Lehman Brothers Holdings, Inc. .............................             100         5,831
Merrill Lynch & Co., Inc. ..................................             700        47,031
Morgan (J.P.) & Co., Inc. ..................................             100        11,425
Morgan Stanley, Dean Witter & Co. ..........................           1,000        89,187
Paine Webber Group, Inc. ...................................             100         3,625
Providian Financial Corp. ..................................             100         7,919
SLM Holding Corp. ..........................................             100         4,300
Washington Mutual, Inc. ....................................             300         8,775
Wells Fargo Co. ............................................           1,900        75,287

INSURANCE -- 1.7%
Ace Ltd. ...................................................           1,600        27,100
Aetna, Inc. ................................................             100         4,925
AFLAC, Inc. ................................................             100         4,187
Allstate Corp. .............................................             400         9,975
American International Group, Inc.# ........................             750        65,203
Aon Corp. ..................................................             150         4,434
Chubb Corp. ................................................             100         4,981
CIGNA Corp. ................................................             100         7,775
Cinergy Corp. ..............................................             100         2,831
Conseco, Inc. ..............................................             200         3,863
Equifax, Inc. ..............................................             100         2,813
Fairfax Financial Holdings Ltd.+ ...........................             100        14,973
Franklin Resources, Inc. ...................................             100         3,075
Hartford Financial Services Group, Inc. ....................             100         4,087
Jefferson-Pilot Corp. ......................................             100         6,319
Marsh & McLennan Cos., Inc. ................................             100         6,850
MGIC Investment Corp. ......................................             100         4,775
Mutual Risk Management Ltd. ................................             900        11,025
PartnerRe Ltd. .............................................             400        13,900
SAFECO Corp. ...............................................             100         2,800
Torchmark Corp. ............................................             100         2,588
UnumProvident Corp. ........................................             573        16,868
                                                                               -----------
                                                                                 1,883,182
                                                                               -----------
HEALTHCARE -- 9.9%
DRUGS -- 6.3%
Abbott Laboratories, Inc. ..................................             700        25,725
ALZA Corp.+ ................................................             100         4,281
American Home Products Corp. ...............................           1,100        45,650

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Amgen, Inc.+ ...............................................             960   $    78,240
Biogen, Inc.+ ..............................................             700        55,169
Bristol-Myers Squibb Co. ...................................           2,000       135,000
Eli Lilly & Co. ............................................           1,000        64,000
Genentech , Inc.+ ..........................................             100        14,631
Merck & Co., Inc. ..........................................           2,250       145,828
Pfizer, Inc. ...............................................           3,900       140,156
Pharmacia & Upjohn, Inc. ...................................             300        14,888
Warner-Lambert Co. .........................................           1,600       106,200

HEALTH SERVICES -- 0.8%
Columbia/HCA Healthcare Corp. ..............................             400         8,475
HEALTHSOUTH Corp.+ .........................................             200         1,213
IMS Health, Inc. ...........................................             800        18,250
Tenet Healthcare Corp.+ ....................................             200         3,513
United HealthCare Corp. ....................................           1,000        48,687
Wellpoint Health Networks, Inc., Class A+ ..................             500        28,500

MEDICAL PRODUCTS -- 2.8%
Bausch & Lomb, Inc. ........................................             100         6,594
Baxter International, Inc. .................................             400        24,100
Becton Dickinson & Co. .....................................             100         2,806
Biomet, Inc. ...............................................             100         2,631
Boston Scientific Corp.+ ...................................             500        12,344
Cardinal Health, Inc. ......................................             660        35,970
Guidant Corp.+ .............................................             100         5,362
Johnson & Johnson Co. ......................................           1,800       165,375
McKesson HBOC, Inc. ........................................             200         5,800
Medtronic, Inc. ............................................             600        21,300
PE Corp.-PE Biosystems Group................................              50         3,613
Schering-Plough Corp. ......................................           1,800        78,525
                                                                               -----------
                                                                                 1,302,826
                                                                               -----------
INDUSTRIAL & COMMERCIAL -- 6.2%
AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
AlliedSignal, Inc. .........................................             800        47,950
Boeing Co. .................................................             500        21,312
General Dynamics Corp. .....................................             100         6,244
Lockheed Martin Corp. ......................................             200         6,538
Raytheon Co., Class B ......................................             200         9,925
Rockwell International Corp. ...............................             100         5,250

BUSINESS SERVICES -- 1.4%
Allied Waste Industries, Inc.+ .............................             100         1,169
Cendant Corp.+ .............................................             364         6,461
Ecolab, Inc. ...............................................             100         3,412
Electronic Data Systems Corp. ..............................             200        10,587
FDX Corp.+ .................................................             200         7,750
First Data Corp. ...........................................             700        30,712
Gartner Group, Inc., Class A+ ..............................             500         7,969
Gartner Group, Inc., Class B ...............................              46           768
IKON Office Solutions, Inc. ................................             100         1,069
Interpublic Group of Cos., Inc. ............................             200         8,225

----------------
94

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Owens-Illinois, Inc.+ ......................................             100   $     1,981
Paychex, Inc. ..............................................             150         5,119
R.R. Donnelley & Sons Co. ..................................             100         2,888
Rentokil Initial PLC+.......................................           4,400        15,574
Service Corp. International.................................             200         2,113
Solectron Corp.+ ...........................................             560        40,215
SYSCO Corp. ................................................             200         7,012
Waste Management, Inc. .....................................           1,500        28,875

ELECTRICAL EQUIPMENT -- 0.2%
Dover Corp. ................................................             100         4,088
Emerson Electric Co. .......................................             200        12,637
Waters Corp.+ ..............................................             100         6,056

MACHINERY -- 0.6%
Caterpillar, Inc. ..........................................             200        10,963
Cooper Industries, Inc. ....................................             100         4,675
Danaher Corp. ..............................................             600        31,612
Deere & Co. ................................................             200         7,738
Illinois Tool Works, Inc. ..................................             100         7,456
Ingersoll-Rand Co. .........................................             100         5,494
United Technologies Corp. ..................................             200        11,862

MULTI-INDUSTRY -- 3.0%
Avery Dennison Corp. .......................................             100         5,275
Hutchison Whampoa Ltd. .....................................           4,000        37,076
Minnesota Mining & Manufacturing Co. .......................             200        19,213
Monsanto Co. ...............................................             300        10,706
Sara Lee Corp. .............................................             500        11,719
Teleflex, Inc. .............................................             500        19,750
Textron, Inc. ..............................................             100         7,738
Tomkins PLC.................................................           5,448        22,781
Tyco International Ltd. ....................................           2,414       249,245
Viacom, Inc., Class B+ .....................................             200         8,450

TRANSPORTATION -- 0.3%
AMR Corp.+ .................................................             100         5,450
Burlington Northern Santa Fe Corp. .........................             300         8,250
CSX Corp. ..................................................             100         4,237
Kansas City Southern Industries, Inc. ......................             100         4,644
Norfolk Southern Corp.+ ....................................             100         2,450
Union Pacific Corp. ........................................             100         4,806
                                                                               -----------
                                                                                   803,489
                                                                               -----------
INFORMATION & ENTERTAINMENT -- 6.8%
BROADCASTING & MEDIA -- 5.0%
ADC Telecommunications, Inc.+ ..............................             100         4,194
CBS Corp.+ .................................................           2,750       127,187
Clear Channel Communications, Inc.+ ........................           1,550       123,806
Fox Entertainment Group, Inc., Class A+ ....................             600        12,675
Infinity Broadcasting Corp., Class A+ ......................             800        23,450
Knight-Ridder, Inc. ........................................             100         5,488
Loews Corp. ................................................             100         7,019
Lowe's Cos., Inc. ..........................................             200         9,750

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
MediaOne Group, Inc.+ ......................................           1,600   $   109,300
New York Times Co., Class A ................................             100         3,750
Omnicom Group, Inc. ........................................             660        52,264
Placer Dome, Inc. ..........................................             200         2,975
Time Warner, Inc. ..........................................           1,850       112,387
Tribune Co. ................................................             600        29,850
VNU NV .....................................................             600        20,813
Wolters Kluwer NV+ .........................................             400        13,705

ENTERTAINMENT PRODUCTS -- 0.4%
Eastman Kodak Co. ..........................................             100         7,544
Hasbro, Inc. ...............................................             150         3,215
Koninklijke Phillips Electronics NV.........................             300        30,166
Mattel, Inc. ...............................................             460         8,740
Polaroid Corp. .............................................             100         2,600

LEISURE & TOURISM -- 1.4%
Carnival Corp., Class A ....................................             300        13,050
Delta Air Lines, Inc. ......................................             100         4,850
Marriott International, Inc., Class A ......................             200         6,538
McDonald's Corp. ...........................................           2,500       107,500
Mirage Resorts, Inc.+ ......................................             900        12,656
Southwest Airlines Co. .....................................             300         4,556
Tricon Global Restaurants, Inc.+ ...........................             100         4,094
Walt Disney Co. ............................................           1,100        28,462
Wendy's International, Inc. ................................             100         2,638
                                                                               -----------
                                                                                   895,222
                                                                               -----------
INFORMATION TECHNOLOGY -- 29.4%
COMMUNICATION EQUIPMENT -- 2.7%
3Com Corp.+ ................................................             200         5,750
Andrew Corp.+ ..............................................             100         1,738
Cabletron Systems, Inc.+ ...................................             100         1,569
General Instrument Corp.+ ..................................             400        19,250
Lucent Technologies, Inc. ..................................           2,860       185,542
Nokia Corp., Class A ADR ...................................             700        62,869
QUALCOMM, Inc.+ ............................................             300        56,756
Tellabs, Inc.+ .............................................             200        11,387
Unisys Corp.+ ..............................................             100         4,513

COMPUTERS & BUSINESS EQUIPMENT -- 8.5%
Apple Computer, Inc.+ ......................................             100         6,331
Automatic Data Processing, Inc. ............................           1,000        44,625
Cisco Systems, Inc.+ .......................................           3,600       246,825
Compaq Computer Corp. ......................................             800        18,350
Computer Sciences Corp.+ ...................................             100         7,031
Dell Computer Corp.+ .......................................           3,100       129,619
EMC Corp.+ .................................................           2,200       157,162
Gateway, Inc.+ .............................................             200         8,888
Hewlett-Packard Co. ........................................             900        82,800
Honeywell, Inc. ............................................             600        66,788
International Business Machines Corp. ......................           1,900       230,612
Lexmark International Group, Inc., Class A+ ................             100         8,050

----------------
96

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Micron Technology, Inc.+ ...................................             700   $    46,594
Pitney Bowes, Inc. .........................................             100         6,094
Seagate Technology, Inc.+ ..................................             100         3,081
Silicon Graphics, Inc.+ ....................................             100         1,094
Tandy Corp. ................................................             900        46,519
Xerox Corp. ................................................             300        12,581

ELECTRONICS -- 8.4%
Altera Corp.+ ..............................................             600        26,025
Applied Materials, Inc.+ ...................................             550        42,831
Conexant Systems, Inc.+ ....................................             500        36,328
Eaton Corp. ................................................             100         8,631
General Electric Co. .......................................           3,350       397,185
Getronics NV+ ..............................................             300        16,168
Intel Corp. ................................................           3,600       267,525
LSI Logic Corp.+ ...........................................             100         5,150
Maxim Integrated Products, Inc.+ ...........................             600        37,856
Motorola, Inc. .............................................           1,000        88,000
National Semiconductor Corp.+ ..............................           1,100        33,550
Scientific-Atlanta, Inc. ...................................             100         4,956
Texas Instruments, Inc. ....................................           1,650       135,713

SOFTWARE -- 6.8%
America Online, Inc.+ ......................................             750        78,000
BMC Software, Inc.+ ........................................             800        57,250
Ceridian Corp.+ ............................................           1,000        24,875
Citrix Systems, Inc. + .....................................             400        24,775
Computer Associates International, Inc. ....................             900        55,125
Compuware Corp. + ..........................................             600        15,637
Microsoft Corp.+ ...........................................           4,950       448,284
Novell, Inc.+ ..............................................             200         4,138
Oracle Corp.+ ..............................................           1,400        63,700
Parametric Technology Corp.+ ...............................           1,500        20,250
PeopleSoft, Inc. + .........................................             200         3,388
Sun Microsystems, Inc.+ ....................................             650        60,450
VERITAS Software Corp.+ ....................................             360        27,337
Yahoo!, Inc.+ ..............................................              50         8,975

TELECOMMUNICATIONS -- 3.0%
Ameritech Corp. ............................................             500        33,594
Comcast Corp., Class A .....................................           1,000        39,875
Corning, Inc. ..............................................             600        41,137
Gannett Co., Inc. ..........................................             200        13,838
Global Crossing Ltd.+ ......................................             405        10,733
JDS Uniphase Corp.+ ........................................             400        45,525
Nextel Communications, Inc., Class A+ ......................             600        40,687
Nippon Telegraph & Telephone Corp. .........................               1        12,268
Nortel Networks Corp. ......................................             600        30,600
Sprint Corp. ...............................................           1,200        65,100
Sprint Corp. (PCS Group)....................................             200        14,912
U.S. West, Inc. ............................................             200        11,413
Vodafone AirTouch PLC ADR...................................             150        35,662
                                                                               -----------
                                                                                 3,859,864
                                                                               -----------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
MATERIALS -- 1.7%
CHEMICALS -- 0.5%
Air Products & Chemicals, Inc. .............................             100   $     2,906
Dow Chemical Co. ...........................................             100        11,362
du Pont (E.I.) de Nemours & Co. ............................             427        25,994
Eastman Chemical Co. .......................................             100         4,000
PPG Industries, Inc. .......................................             100         6,000
Rohm & Haas Co. ............................................             136         4,913
Sherwin-Williams Co. .......................................             100         2,094
Sigma-Aldrich Corp. ........................................             100         3,175
Union Carbide Corp. ........................................             100         5,681

FOREST PRODUCTS -- 0.4%
Champion International Corp. ...............................             100         5,138
Georgia-Pacific Group.......................................             700        28,350
International Paper Co. ....................................             200         9,612
Louisiana-Pacific Corp. ....................................             100         1,563
Mead Corp. .................................................             100         3,438
Weyerhaeuser Co. ...........................................             100         5,762

METALS & MINERALS -- 0.8%
Alcan Aluminium Ltd. .......................................             100         3,125
Alcoa, Inc. ................................................           1,200        74,475
Allegheny Teledyne, Inc. ...................................             100         1,688
Barrick Gold Corp. .........................................             200         4,350
Bethlehem Steel Corp.+ .....................................             100           738
Crown, Cork & Seal Co., Inc. ...............................             100         2,425
Cyprus Amax Minerals Co. ...................................             100         1,963
Inco Ltd. ..................................................             100         2,137
Newmont Mining Corp. .......................................             100         2,587
Phelps Dodge Corp. .........................................             100         5,506
USX-US Steel Group, Inc. ...................................             100         2,575
Vulcan Materials Co. .......................................             100         3,662
                                                                               -----------
                                                                                   225,219
                                                                               -----------
REAL ESTATE -- 0.3%
REAL ESTATE COMPANIES -- 0.1%
Security Capital U.S. Realty ADR+ ..........................             500         9,156

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Crescent Real Estate Equities Co. ..........................             600        10,800
Starwood Hotels & Resorts Worldwide, Inc., Class B .........             600        13,388
                                                                               -----------
                                                                                    33,344
                                                                               -----------
UTILITIES -- 7.5%
ELECTRIC UTILITIES -- 1.1%
AES Corp.+ .................................................             100         5,900
Ameren Corp. ...............................................             100         3,781
American Electric Power Co., Inc. ..........................             100         3,413
Carolina Power & Light Co. .................................             100         3,538
Central & South West Corp. .................................             100         2,113
CMS Energy Corp. ...........................................             100         3,394
Consolidated Edison, Inc. ..................................             100         4,150
Dominion Resources, Inc. ...................................             100         4,512
DTE Energy Co. .............................................             100         3,613

----------------
98

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Duke Energy Corp. ..........................................             200   $    11,025
Edison International+ ......................................             100         2,431
Entergy Corp. ..............................................             100         2,894
FirstEnergy Corp. ..........................................             200         5,100
Florida Progress Corp. .....................................             100         4,625
FPL Group, Inc. ............................................             100         5,037
GPU, Inc. ..................................................             100         3,263
Pacific Gas & Electric Corp. ...............................             200         5,175
PacifiCorp..................................................             200         4,025
PECO Energy Co. ............................................             900        33,750
Public Service Enterprise Group, Inc. ......................             100         3,862
Sempra Energy+ .............................................             100         2,081
Southern Co. ...............................................             400        10,300
Texas Utilities Co. ........................................             100         3,731
Unicom Corp. ...............................................             200         7,387

GAS & PIPELINE UTILITIES -- 0.4%
Coastal Corp. ..............................................           1,000        40,937
Consolidated Natural Gas Co. ...............................             100         6,238
Reliant Energy, Inc. .......................................             100         2,706
Williams Cos., Inc. ........................................             200         7,488

TELEPHONE -- 6.0%
ALLTEL Corp. ...............................................             200        14,075
AT&T Corp. .................................................           2,582       112,317
AT&T Corp. - Liberty Media Group, Class A+..................           1,500        55,687
Bell Atlantic Corp. ........................................           1,750       117,797
BellSouth Corp. ............................................             900        40,500
CenturyTel, Inc. ...........................................             150         6,094
GTE Corp. ..................................................             500        38,438
MCI WorldCom, Inc.+ ........................................           2,950       212,031
SBC Communications, Inc. ...................................           2,200       112,337
Telecom Italia Mobile SpA...................................           8,400        30,926
Telecom Italia SpA..........................................           2,000        17,365
Telecomunicacoes Brasileiras SA ADR.........................             400        29,975
                                                                               -----------
                                                                                   984,011
                                                                               -----------
TOTAL COMMON STOCK (cost $11,862,224).......................                    12,355,254
                                                                               -----------

BONDS & NOTES -- 0.4%                                             PRINCIPAL
                                                                    AMOUNT
------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.4%
U.S. GOVERNMENT & AGENCIES -- 0.4%
United States Treasury Bonds 5.25% 2029@ (cost $57,218).....      $   60,000        52,509
                                                                               -----------
TOTAL INVESTMENT SECURITIES (cost $11,919,442)..............                    12,407,763
                                                                               -----------

SHORT-TERM SECURITIES -- 1.1%
------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.9%
Kellogg Co. 5.26% due 10/18/99..............................         116,000       115,712
                                                                               -----------

                                                                ----------------

SHORT-TERM SECURITIES (CONTINUED)                                 PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.2%
United States Treasury Bills 4.55% due 12/02/99@............      $   20,000   $    19,849
                                                                               -----------
TOTAL SHORT-TERM SECURITIES (cost $135,555).................                       135,561
                                                                               -----------

REPURCHASE AGREEMENTS -- 4.5%
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.5%
Agreement with State Street Bank & Trust Co., bearing
 interest at 4.25%, dated 9/30/99, to be repurchased
 10/01/99 in the amount of $105,012 and collateralized by
 $95,000 of U.S. Treasury Bonds, bearing interest at 7.50%,
 due 11/15/24 and having an approximate value of
 $109,903@..................................................         105,000       105,000

State Street Bank & Trust Co. Joint Repurchase Agreement
 Account (Note 3)...........................................         490,000       490,000
                                                                               -----------
TOTAL REPURCHASE AGREEMENTS (cost $595,000).................                       595,000
                                                                               -----------

TOTAL INVESTMENTS --
  (cost $12,649,997)                   100.1%                                            13,138,324
Liabilities in excess of other
  assets --                             (0.1)                                               (10,842)
                                       -----                                            -----------
NET ASSETS --                          100.0%                                           $13,127,482
                                       =====                                            ===========

-------------
+ Non-income producing securities
# Security represents an investment in an affiliated company; see Note 9
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------------------------
                                                                                   VALUE AS OF
      NUMBER OF                                       EXPIRATION      VALUE AT    SEPTEMBER 30,     UNREALIZED
      CONTRACTS                DESCRIPTION               DATE        TRADE DATE       1999         DEPRECIATION
----------------------------------------------------------------------------------------------------------------
                        Standard & Poors 500 Index   December 1999    $134,665      $129,820         $(4,845)
2 Long
                                                                                                     =======

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
-----------------------------------------------------------------
     CONTRACT TO        IN EXCHANGE    DELIVERY    GROSS UNREALIZED
       DELIVER              FOR          DATE        DEPRECIATION
-------------------------------------------------------------------
CHF 17,298              USD 11,494    10/06/1999        $   (27)
                                                        =======

-------------
CHF -- Swiss Franc
USD -- United States Dollar

See Notes to Financial Statements

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  SEASONS SERIES TRUST
  LARGE CAP
  VALUE PORTFOLIO                     INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

COMMON STOCK -- 96.3%
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.6%
APPAREL & TEXTILES -- 0.1%
Nike, Inc., Class B ........................................             200   $    11,375
V.F. Corp. .................................................             200         6,200

AUTOMOTIVE -- 2.6%
AutoZone, Inc.+ ............................................             200         5,613
B.F. Goodrich Co. ..........................................             100         2,900
Dana Corp. .................................................             200         7,425
Delphi Automotive Systems Corp. ............................             519         8,336
Ford Motor Co. .............................................           2,600       130,487
General Motors Corp. .......................................           2,300       144,756
Genuine Parts Co. ..........................................           1,400        37,187
Goodyear Tire & Rubber Co. .................................             200         9,625
PACCAR, Inc. ...............................................             100         5,088
Pep Boys-Manny, Moe & Jack..................................             100         1,488
Ryder System, Inc. .........................................             100         2,038
Tenneco, Inc. ..............................................             200         3,400
TRW, Inc. ..................................................             700        34,825

HOUSING -- 0.7%
Fortune Brands, Inc. .......................................             900        29,025
Grainger (W. W.), Inc. .....................................             100         4,806
Masco Corp. ................................................             400        12,400
Stanley Works...............................................           1,100        27,706
Whirlpool Corp. ............................................             550        35,922

RETAIL -- 2.2%
Albertson's, Inc. ..........................................             389        15,390
Circuit City Stores, Inc. ..................................             200         8,438
Consolidated Stores Corp.+ .................................             100         2,206
Costco Wholesale Corp.+ ....................................             200        14,400
CVS Corp. ..................................................             400        16,325
Dayton Hudson Corp. ........................................             400        24,025
Dillards, Inc. .............................................             100         2,031
Federated Department Stores, Inc.+ .........................             200         8,737
Kmart Corp.+ ...............................................             500         5,844
Limited, Inc. ..............................................             288        11,016
May Department Stores Co. ..................................           3,300       120,244
Nordstrom, Inc. ............................................             200         5,400
Office Depot, Inc.+ ........................................             400         4,075
Penney (J.C.), Inc. ........................................           1,000        34,375
Rite Aid Corp. .............................................           1,500        20,719
Sears, Roebuck & Co. .......................................             400        12,550
Too, Inc. ..................................................              41           735
Toys "R" Us, Inc.+ .........................................           2,400        36,000
Winn-Dixie Stores, Inc. ....................................             100         2,969
                                                                               -----------
                                                                                   866,081
                                                                               -----------

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 7.4%
FOOD, BEVERAGE & TOBACCO -- 5.7%
Anheuser-Busch Cos., Inc. ..................................             800   $    56,050
Archer-Daniels-Midland Co. .................................             630         7,678
Brown-Forman Corp., Class B ................................             700        43,662
Campbell Soup Co. ..........................................             800        31,300
Coca-Cola Enterprises, Inc. ................................             400         9,025
ConAgra, Inc. ..............................................             500        11,281
Corn Products International, Inc. ..........................           1,600        48,700
Flowers Industries, Inc. ...................................           2,000        27,125
General Mills, Inc. ........................................           1,000        81,125
Heinz (H.J.) & Co. .........................................           1,200        51,600
Hershey Foods Corp. ........................................             900        43,819
Kellogg Co. ................................................             900        33,694
McCormick & Co., Inc. ......................................           1,200        39,675
Nabisco Group Holdings Corp. ...............................           1,100        16,500
Philip Morris Cos., Inc. ...................................           5,500       188,031
Quaker Oats Co. ............................................             700        43,313
RJ Reynolds Tobacco Holdings, Inc.+.........................               1            27
Seagram Co., Ltd. ..........................................             500        22,750
SUPERVALU, Inc. ............................................             200         4,363
Universal Corp. ............................................           2,800        73,150
UST, Inc. ..................................................           1,600        48,300

HOUSEHOLD PRODUCTS -- 1.7%
Clorox Co. .................................................             100         3,825
Fort James Corp. ...........................................           1,600        42,700
International Flavors & Fragrances, Inc. ...................           1,600        55,200
Kimberly-Clark Corp. .......................................           3,000       157,500
Tupperware Corp. ...........................................             700        14,175
                                                                               -----------
                                                                                 1,154,568
                                                                               -----------
ENERGY -- 13.8%
ENERGY SERVICES -- 1.3%
Baker Hughes, Inc. .........................................           2,000        58,000
Halliburton Co. ............................................             400        16,400
Schlumberger Ltd. ..........................................             600        37,388
USX-Marathon Group, Inc. ...................................           3,200        93,600

ENERGY SOURCES -- 12.5%
Amerada Hess Corp. .........................................           1,000        61,250
Anadarko Petroleum Corp. ...................................             100         3,056
Apache Corp. ...............................................             200         8,638
Atlantic Richfield Co. .....................................           1,600       141,800
BP Amoco PLC ADR............................................             700        77,569
Burlington Resources, Inc. .................................           1,200        44,100
Chevron Corp. ..............................................           1,500       133,125
Conoco, Inc. ...............................................             516        14,126
Enron Corp. ................................................             800        33,000
Equitable Resources, Inc. ..................................           4,200       158,812
Exxon Corp. ................................................           4,700       356,906
Mobil Corp. ................................................           1,600       161,200
Noble Drilling Corp.+ ......................................           1,300        28,437
Occidental Petroleum Corp. .................................             400         9,250
Phillips Petroleum Co. .....................................             800        39,000

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Royal Dutch Petroleum Co. GDR ..............................           3,200   $   189,000
Shell Transport & Trading Co. ADR ..........................           3,700       168,350
Sonat, Inc. ................................................             100         3,969
Sunoco, Inc. ...............................................             100         2,738
Texaco, Inc. ...............................................           1,700       107,312
Union Pacific Resources Group, Inc. ........................           6,600       106,012
Unocal Corp. ...............................................           2,400        88,950
                                                                               -----------
                                                                                 2,141,988
                                                                               -----------
FINANCE -- 21.7%
BANKS -- 7.4%
AmSouth Bancorp. ...........................................             150         3,516
Bank of America Corp. ......................................           2,400       133,650
Bank of New York Co., Inc. .................................             800        26,750
Bank One Corp. .............................................           2,400        83,550
BankBoston Corp. ...........................................             900        39,037
BB&T Corp. .................................................             300         9,712
Chase Manhattan Corp. ......................................           2,100       158,287
Comerica, Inc. .............................................             200        10,125
Fifth Third Bancorp.........................................             300        18,253
First Union Corp. ..........................................           1,000        35,562
Firstar Corp. ..............................................           1,118        28,649
Huntington Bancshares, Inc. ................................             330         8,766
Lincoln National Corp. .....................................             900        33,806
MBNA Corp. .................................................           1,200        27,375
Mellon Bank Corp. ..........................................           3,300       111,375
Mercantile Bankshares Corp. ................................             800        24,750
National City Corp. ........................................           8,000       213,500
Northern Trust Corp. .......................................             100         8,350
PNC Bank Corp. .............................................             300        15,806
Regions Financial Corp. ....................................             200         6,000
Republic New York Corp. ....................................             100         6,144
SouthTrust Corp. ...........................................             100         3,588
St. Paul Cos., Inc. ........................................           1,900        52,250
State Street Corp. .........................................             200        12,925
Summit Bancorp. ............................................             200         6,488
SunTrust Banks, Inc. .......................................             300        19,725
Synovus Financial Corp. ....................................             200         3,738
U.S. Bancorp................................................             700        21,131
Union Planters Corp. .......................................             200         8,150
Wachovia Corp. .............................................             200        15,725

FINANCIAL SERVICES -- 9.6%
American Express Co. .......................................             500        67,312
American General Corp. .....................................           2,400       151,650
Associates First Capital Corp., Class A ....................           3,700       133,200
Bear Stearns Cos., Inc. ....................................             105         4,036
Citigroup, Inc. ............................................           8,000       352,000
Countrywide Credit Industries, Inc. ........................             200         6,450
Dow Jones & Co., Inc. ......................................             600        32,025
Dun & Bradstreet Corp. .....................................           1,000        29,875
Fannie Mae..................................................           2,000       125,375

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Fleet Financial Group, Inc. ................................           1,600   $    58,600
Freddie Mac.................................................             700        36,400
H&R Block, Inc. ............................................             800        34,750
Heller Financial, Inc. .....................................           1,200        27,000
Household International, Inc. ..............................           1,900        76,237
KeyCorp. ...................................................           1,000        25,813
Lehman Brothers Holdings, Inc. .............................             100         5,831
Merrill Lynch & Co., Inc. ..................................             400        26,875
Morgan (J.P.) & Co., Inc. ..................................             700        79,975
Morgan Stanley, Dean Witter & Co. ..........................             600        53,513
Paine Webber Group, Inc. ...................................             200         7,250
StanCorp Financial Group, Inc. .............................           1,600        35,800
Washington Mutual, Inc. ....................................             600        17,550
Wells Fargo Co. ............................................           2,600       103,025

INSURANCE -- 4.7%
Ace Ltd. ...................................................           3,200        54,200
Aetna, Inc. ................................................             500        24,625
AFLAC, Inc. ................................................             300        12,562
Allstate Corp. .............................................             800        19,950
American International Group, Inc.# ........................           1,500       130,406
Aon Corp. ..................................................             250         7,391
Chubb Corp. ................................................             700        34,869
CIGNA Corp. ................................................           1,600       124,400
Cincinnati Financial Corp. .................................             200         7,506
Cinergy Corp. ..............................................             100         2,831
Conseco, Inc. ..............................................             300         5,794
Franklin Resources, Inc. ...................................             300         9,225
Hartford Financial Services Group, Inc. ....................             200         8,175
Jefferson-Pilot Corp. ......................................             100         6,319
Marsh & McLennan Cos., Inc. ................................           1,500       102,750
MBIA, Inc. .................................................           1,900        88,587
MGIC Investment Corp. ......................................             100         4,775
SAFECO Corp. ...............................................           1,300        36,400
Torchmark Corp. ............................................             100         2,588
UNUM Corp. .................................................           1,273        37,474
XL Capital Ltd., Class A ...................................             400        18,000
                                                                               -----------
                                                                                 3,376,052
                                                                               -----------
HEALTHCARE -- 6.1%
DRUGS -- 2.7%
Abbott Laboratories, Inc. ..................................             900        33,075
ALZA Corp.+ ................................................             100         4,281
American Home Products Corp. ...............................           3,800       157,700
Mallinckrodt, Inc. .........................................             100         3,019
Merck & Co., Inc. ..........................................             300        19,444
Pharmacia & Upjohn, Inc. ...................................           3,900       193,538
Watson Pharmaceuticals, Inc.+ ..............................             100         3,056

HEALTH SERVICES -- 2.3%
Columbia/HCA Healthcare Corp. ..............................           5,400       114,413
HEALTHSOUTH Corp.+ .........................................             500         3,031
Humana, Inc.+ ..............................................             200         1,375

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
Lifepoint Hospitals, Inc.+ .................................             936   $     8,131
Manor Care, Inc. ...........................................             100         1,719
Tenet Healthcare Corp.+ ....................................           2,400        42,150
Triad Hospitals, Inc. ......................................             936         9,477
United HealthCare Corp. ....................................             400        19,475
Wellpoint Health Networks, Inc., Class A+ ..................           2,700       153,900

MEDICAL PRODUCTS -- 1.1%
Baxter International, Inc. .................................           2,000       120,500
Becton Dickinson & Co. .....................................             600        16,837
Biomet, Inc. ...............................................             100         2,631
Cardinal Health, Inc. ......................................             300        16,350
Smith & Nephew PLC .........................................           6,400        20,230
St. Jude Medical, Inc.+ ....................................             100         3,150
                                                                               -----------
                                                                                   947,482
                                                                               -----------
INDUSTRIAL & COMMERCIAL -- 9.0%
AEROSPACE & MILITARY TECHNOLOGY -- 1.3%
AlliedSignal, Inc. .........................................             600        35,962
Boeing Co. .................................................           1,800        76,725
General Dynamics Corp. .....................................             100         6,244
ITT Industries, Inc. .......................................             100         3,181
Lockheed Martin Corp. ......................................           1,700        55,569
Raytheon Co., Class B ......................................             300        14,888
Rockwell International Corp. ...............................             200        10,500

BUSINESS SERVICES -- 2.6%
Armstrong World Industries, Inc. ...........................             700        31,456
Coast Federal Litigation Trust .............................             200           206
Cendant Corp.+ .............................................             610        10,828
DeLuxe Corp. ...............................................             100         3,400
Electronic Data Systems Corp. ..............................             500        26,469
FDX Corp.+ .................................................             300        11,625
First Data Corp. ...........................................           3,700       162,337
IKON Office Solutions, Inc. ................................             200         2,138
Laidlaw, Inc. ..............................................             300         2,025
Owens-Illinois, Inc.+ ......................................             200         3,963
Pall Corp. .................................................           1,800        41,737
R.R. Donnelley & Sons Co. ..................................           1,100        31,762
Rowan Cos., Inc.+ ..........................................             100         1,625
Service Corp. International ................................             300         3,169
Waste Management, Inc. .....................................           4,000        77,000

ELECTRICAL EQUIPMENT -- 0.5%
Dover Corp. ................................................             300        12,263
Emerson Electric Co. .......................................             500        31,594
Hubbell Inc., Class B ......................................             700        22,312
Johnson Controls, Inc. .....................................             100         6,631

MACHINERY -- 1.4%
Caterpillar, Inc. ..........................................             400        21,925
Cooper Industries, Inc. ....................................           1,400        65,450
Danaher Corp. ..............................................             100         5,269
Deere & Co. ................................................             300        11,606

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
Illinois Tool Works, Inc. ..................................             200   $    14,912
Ingersoll-Rand Co. .........................................             200        10,988
Milacron, Inc. .............................................             400         7,100
Parker Hannifin Corp. ......................................             100         4,481
Precision Castparts Corp. ..................................           1,400        42,700
Snap-On, Inc. ..............................................             100         3,250
United Technologies Corp. ..................................             500        29,656

MULTI-INDUSTRY -- 1.1%
Crane Co. ..................................................             100         2,244
Minnesota Mining & Manufacturing Co. .......................           1,200       115,275
Monsanto Co. ...............................................             600        21,412
Textron, Inc. ..............................................             100         7,737
Thermo Electron Corp.+ .....................................             200         2,688
Viacom, Inc., Class B+ .....................................             600        25,350

TRANSPORTATION -- 2.1%
Alexander & Baldwin, Inc. ..................................             300         7,163
AMR Corp.+ .................................................             200        10,900
Burlington Northern Santa Fe Corp. .........................           1,400        38,500
Canadian National Railway Co. ..............................           1,000        30,312
CSX Corp. ..................................................           1,800        76,275
GATX Corp. .................................................             400        12,425
Norfolk Southern Corp.+ ....................................           3,100        75,950
Union Pacific Corp. ........................................           1,500        72,094
                                                                               -----------
                                                                                 1,401,271
                                                                               -----------
INFORMATION & ENTERTAINMENT -- 5.1%
BROADCASTING & MEDIA -- 2.1%
CBS Corp.+ .................................................             700        32,375
Clear Channel Communications, Inc.+ ........................             300        23,963
King World Productions, Inc.+ ..............................             100         3,750
Knight-Ridder, Inc. ........................................             900        49,387
Loews Corp. ................................................             100         7,019
Lowe's Cos., Inc. ..........................................             400        19,500
MediaOne Group, Inc.+ ......................................           2,200       150,287
New York Times Co., Class A ................................             200         7,500
Placer Dome, Inc. ..........................................             300         4,463
Readers Digest Association, Inc., Class A ..................             800        23,400
Tribune Co. ................................................             200         9,950

ENTERTAINMENT PRODUCTS -- 1.3%
Brunswick Corp. ............................................           2,000        49,750
Eastman Kodak Co. ..........................................           1,900       143,331
Hasbro, Inc. ...............................................             250         5,360
Mattel, Inc. ...............................................             400         7,600

LEISURE & TOURISM -- 1.7%
Carnival Corp., Class A ....................................             600        26,100
Darden Restaurants, Inc. ...................................             100         1,956
Delta Air Lines, Inc. ......................................             200         9,700
Harrah's Entertainment, Inc.+ ..............................             100         2,775
Hilton Hotels Corp. ........................................           1,900        18,763
Marriott International, Inc., Class A ......................             300         9,806

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
McDonald's Corp. ...........................................           1,400   $    60,200
Mirage Resorts, Inc.+ ......................................             300         4,219
Southwest Airlines Co. .....................................             300         4,556
Walt Disney Co. ............................................           4,300       111,262
Wendy's International, Inc. ................................             200         5,275
                                                                               -----------
                                                                                   792,247
                                                                               -----------
INFORMATION TECHNOLOGY -- 8.4%
COMMUNICATION EQUIPMENT -- 0.1%
3Com Corp.+ ................................................             400        11,500
Andrew Corp.+ ..............................................             100         1,738
Cabletron Systems, Inc.+ ...................................             200         3,138
General Instrument Corp.+ ..................................             100         4,812

COMPUTERS & BUSINESS EQUIPMENT -- 3.3%
Apple Computer, Inc.+ ......................................             100         6,331
Compaq Computer Corp. ......................................           2,500        57,344
Computer Sciences Corp.+ ...................................           1,700       119,531
Hewlett-Packard Co. ........................................           2,200       202,400
Honeywell, Inc. ............................................             330        36,733
Micron Technology, Inc.+ ...................................             300        19,969
Quantum Corp.--DLT & Storage+ ..............................           4,000        56,250
Seagate Technology, Inc.+ ..................................             200         6,162
Silicon Graphics, Inc.+ ....................................             200         2,188

ELECTRONICS -- 1.1%
Advanced Micro Devices, Inc.+ ..............................             100         1,719
General Electric Co. .......................................             400        47,425
Intel Corp. ................................................             800        59,450
LSI Logic Corp.+ ...........................................             200        10,300
Motorola, Inc. .............................................             600        52,800
National Semiconductor Corp.+ ..............................             200         6,100

SOFTWARE -- 0.1%
Novell, Inc.+ ..............................................             400         8,275

TELECOMMUNICATIONS -- 3.8%
Alcatel SA ADR .............................................           2,200        61,050
BCE, Inc. ..................................................             800        39,850
Comcast Corp., Class A .....................................             800        31,900
Gannett Co., Inc. ..........................................             900        62,269
Harris Corp. ...............................................             100         2,762
Nortel Networks Corp. ......................................           1,400        71,400
Sprint Corp. ...............................................           1,000        54,250
Sprint Corp. (PCS Group)....................................             400        29,825
U.S. West, Inc. ............................................           4,100       233,956
                                                                               -----------
                                                                                 1,301,427
                                                                               -----------
MATERIALS -- 8.7%
CHEMICALS -- 4.2%
Air Products & Chemicals, Inc. .............................           2,000        58,125
Ashland, Inc. ..............................................           2,900        97,512
CK Witco Corp. .............................................           1,016        14,796

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Dow Chemical Co. ...........................................             760   $    86,355
du Pont (E.I.) de Nemours & Co. ............................           2,025       123,272
Eastman Chemical Co. .......................................             100         4,000
Engelhard Corp. ............................................           3,000        54,562
Great Lakes Chemical Corp. .................................             900        34,256
Hercules, Inc. .............................................           1,400        40,075
Imperial Chemical Industries PLC ...........................             600        25,912
Nalco Chemical Co. .........................................             800        40,400
PPG Industries, Inc. .......................................             700        42,000
Praxair, Inc. ..............................................             200         9,200
Rohm & Haas Co. ............................................             273         9,862
Sherwin-Williams Co. .......................................             200         4,188
Sigma-Aldrich Corp. ........................................             100         3,175
Union Carbide Corp. ........................................             200        11,363

FOREST PRODUCTS -- 2.2%
Boise Cascade Corp. ........................................             100         3,644
Champion International Corp. ...............................             800        41,100
Consolidated Papers, Inc. ..................................           1,000        26,875
Georgia-Pacific Corp. (Timber Group) .......................           1,800        41,175
Georgia-Pacific Group ......................................           2,300        93,150
International Paper Co. ....................................           2,136       102,661
Louisiana-Pacific Corp. ....................................             200         3,125
Mead Corp. .................................................             100         3,438
Temple-Inland, Inc. ........................................             100         6,050
Westvaco Corp. .............................................             100         2,563
Weyerhaeuser Co. ...........................................             200        11,525
Willamette Industries, Inc. ................................             100         4,312

METALS & MINERALS -- 2.3%
Alcan Aluminium Ltd. .......................................             300         9,375
Alcoa, Inc. ................................................           2,900       179,981
Allegheny Teledyne, Inc. ...................................             300         5,062
Barrick Gold Corp. .........................................             500        10,875
Bethlehem Steel Corp.+ .....................................             200         1,475
Crown, Cork & Seal Co., Inc. ...............................             200         4,850
Cyprus Amax Minerals Co. ...................................             100         1,963
Homestake Mining Co. .......................................             200         1,838
Inco Ltd. ..................................................           1,300        27,787
Newmont Mining Corp. .......................................           1,300        33,637
Nucor Corp. ................................................             100         4,763
Olin Corp. .................................................             500         6,812
Phelps Dodge Corp. .........................................             400        22,025
Reynolds Metals Co. ........................................             600        36,225
USX-US Steel Group, Inc. ...................................             100         2,575
Vulcan Materials Co. .......................................             100         3,663
                                                                               -----------
                                                                                 1,351,577
                                                                               -----------
REAL ESTATE -- 0.7%
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
Crescent Real Estate Equities Co. ..........................             800        14,400
Rouse Co. ..................................................           1,000        23,000
Simon Property Group, Inc. .................................           1,400        31,412

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Starwood Hotels & Resorts Worldwide, Inc., Class B .........           1,500   $    33,469
Vornado Realty Trust .......................................             100         3,250
                                                                               -----------
                                                                                   105,531
                                                                               -----------
UTILITIES -- 9.8%
ELECTRIC UTILITIES -- 4.3%
AES Corp.+ .................................................             200        11,800
Ameren Corp. ...............................................             100         3,781
American Electric Power Co., Inc. ..........................             200         6,825
Carolina Power & Light Co. .................................             100         3,538
Central & South West Corp. .................................           1,400        29,575
CMS Energy Corp. ...........................................             200         6,787
Consolidated Edison, Inc. ..................................             400        16,600
Constellation Energy Group .................................             100         2,813
Dominion Resources, Inc. ...................................             200         9,025
DQE, Inc. ..................................................             700        27,387
DTE Energy Co. .............................................             200         7,225
Duke Energy Corp. ..........................................           1,200        66,150
Edison International .......................................             300         7,294
Entergy Corp. ..............................................             900        26,044
FirstEnergy Corp. ..........................................           1,600        40,800
Florida Progress Corp. .....................................             100         4,625
FPL Group, Inc. ............................................             200        10,075
GPU, Inc. ..................................................             200         6,525
New Century Energies, Inc. .................................             100         3,344
Niagara Mohawk Holdings, Inc. ..............................             900        13,894
Northern States Power Co. ..................................             100         2,156
Pacific Gas & Electric Corp. ...............................             400        10,350
PacifiCorp. ................................................           1,600        32,200
PECO Energy Co. ............................................             200         7,500
Pinnacle West Capital Corp. ................................           1,900        69,112
PP& L Resources, Inc. ......................................             200         5,412
Public Service Enterprise Group, Inc. ......................             200         7,725
SCANA Corp. ................................................           2,000        48,375
Sempra Energy ..............................................             300         6,244
Southern Co. ...............................................           4,100       105,575
TECO Energy, Inc. ..........................................             600        12,675
Texas Utilities Co. ........................................             300        11,194
Unicom Corp. ...............................................           1,200        44,325

GAS & PIPELINE UTILITIES -- 1.2%
Coastal Corp. ..............................................             200         8,187
Columbia Energy Group, Inc. ................................             100         5,538
Consolidated Natural Gas Co. ...............................             100         6,238
National Fuel Gas Co. ......................................           2,600       122,687
Reliant Energy, Inc. .......................................           1,200        32,475
Williams Cos., Inc. ........................................             500        18,719

TELEPHONE -- 4.3%
ALLTEL Corp. ...............................................           1,500       105,562
AT&T Corp. .................................................           2,500       108,750
Bell Atlantic Corp. ........................................           1,000        67,313
BellSouth Corp. ............................................             400        18,000

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE (CONTINUED)
CenturyTel, Inc. ...........................................             150   $     6,094
GTE Corp. ..................................................           1,200        92,250
MCI WorldCom, Inc.+ ........................................           1,900       136,562
SBC Communications, Inc. ...................................           2,000       102,125
Telecomunicacoes Brasileiras SA ADR ........................             400        29,975
                                                                               -----------
                                                                                 1,527,425
                                                                               -----------
TOTAL INVESTMENT SECURITIES (cost $15,130,813)..............                    14,965,649
                                                                               -----------

SHORT-TERM SECURITIES -- 1.8%                                     PRINCIPAL
                                                                    AMOUNT
------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.7%
CBA Delaware Finance, Inc. 5.26% due 11/24/99...............      $  100,000        99,211
                                                                               -----------
MUNICIPAL BONDS -- 1.0%
New York State Power Authority 5.75% due 10/01/99...........         156,000       156,000
                                                                               -----------
U.S. GOVERNMENT & AGENCIES -- 0.1%
United States Treasury Bills 4.55% due 12/02/99.............          20,000        19,842
                                                                               -----------
TOTAL SHORT-TERM SECURITIES (cost $275,054).................                       275,053
                                                                               -----------

REPURCHASE AGREEMENTS -- 2.4%
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.4%
ABN Amro Bank NA Joint Repurchase Agreement Account
 (Note 3)...................................................         140,000       140,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 4.25%, dated 9/30/99, to be repurchased
 10/01/99 in the amount of $238,028 and collateralized by
 $245,000 of U.S. Treasury Notes, bearing interest at 5.50%,
 due 3/31/00 and having an approximate value of $245,306@...         238,000       238,000
                                                                               -----------
TOTAL REPURCHASE AGREEMENTS (cost $378,000).................                       378,000
                                                                               -----------

TOTAL INVESTMENTS --
  (cost $15,783,867)                    100.5%                                            15,618,702
Liabilities in excess of other
  assets --                              (0.5)                                               (74,679)
                                        -----                                            -----------
NET ASSETS --                           100.0%                                           $15,544,023
                                        =====                                            ===========

-------------
+ Non-income producing securities
# Security represents an investment in an affiliated company; see Note 9
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------------------------
      NUMBER OF                                                            VALUE AT       VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION                     EXPIRATION DATE   TRADE DATE   SEPTEMBER 30, 1999   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
       3 Long           Standard & Poors 500 Index       December 1999     $201,998         $194,730          $(7,268)
                                                                                                              =======

See Notes to Financial Statements

----------------
110

----------------

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO              INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

COMMON STOCK -- 97.3%
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.2%
APPAREL & TEXTILES -- 0.4%
Cintas Corp. ...............................................             800   $    46,250
Jones Apparel Group, Inc.+ .................................             600        17,250
Quiksilver, Inc.+ ..........................................             750        13,688

AUTOMOTIVE -- 0.9%
AutoNation, Inc. ...........................................           1,100        13,819
AutoZone, Inc.+ ............................................             300         8,419
Donaldson Co., Inc. ........................................             700        16,231
General Motors Corp., Class H+ .............................             300        17,175
Harley-Davidson, Inc. ......................................           1,500        75,093
SPX Corp.+ .................................................             200        18,150

HOUSING -- 1.1%
Black & Decker Corp. .......................................             500        22,844
Centex Corp. ...............................................             100         2,956
Comfort Systems USA, Inc.+ .................................           3,800        44,650
Ethan Allen Interiors, Inc. ................................              50         1,591
HON INDUSTRIES, Inc. .......................................             700        13,475
Leggett & Platt, Inc. ......................................             800        15,750
Lennar Corp. ...............................................             700        11,156
Maytag Corp. ...............................................             400        13,325
Rayovac Corp.+ .............................................             800        17,300
Williams-Sonoma, Inc.+ .....................................             900        43,706

RETAIL -- 5.8%
Abercrombie & Fitch Co.+ ...................................             600        20,438
American Eagle Outfitters, Inc.+ ...........................             200         9,688
Barnes & Noble, Inc.+ ......................................             200         5,200
Bed Bath & Beyond, Inc.+ ...................................           5,400       188,662
Best Buy Co., Inc.+ ........................................             400        24,825
BJ's Wholesale Club, Inc.+ .................................             900        26,606
Circuit City Stores, Inc. ..................................           1,400        59,062
Claire's Stores, Inc. ......................................             200         3,313
Consolidated Stores Corp.+ .................................             300         6,619
CVS Corp. ..................................................             500        20,406
Dollar General Corp. .......................................           2,525        77,959
Dollar Tree Stores, Inc.+ ..................................             700        27,956
Duane Reade, Inc.+ .........................................             600        18,075
Family Dollars Stores, Inc. ................................             900        19,013
Gap, Inc. ..................................................             100         3,200
Harcourt General, Inc. .....................................             400        16,650
Infospace.com, Inc.+ .......................................             100         4,113
Kohl's Corp.+ ..............................................           1,200        79,350
Lands' End, Inc.+ ..........................................             600        39,600
Limited, Inc. ..............................................              83         3,175
Linens' N Things, Inc.+ ....................................             800        27,000
Men's Wearhouse, Inc. ......................................             600        12,900

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Nordstrom, Inc. ............................................             100   $     2,700
Office Depot, Inc.+ ........................................           1,500        15,281
Ross Stores, Inc. ..........................................             200         4,025
Saks, Inc.+ ................................................             300         4,556
Sotheby's Holdings, Inc., Class A+ .........................             300         7,744
Staples, Inc.+ .............................................             800        17,450
Starbucks Corp.+ ...........................................           2,200        54,519
Ticketmaster Online-Citysearch, Inc., Class B ..............             100         2,419
Tiffany & Co. ..............................................           1,200        71,925
TJX Cos., Inc. .............................................           2,900        81,381
Too, Inc. ..................................................              11           197
Zale Corp.+ ................................................             600        22,987
                                                                               -----------
                                                                                 1,391,822
                                                                               -----------

CONSUMER STAPLES -- 2.0%
FOOD, BEVERAGE & TOBACCO -- 1.6%
Keebler Foods Co.+ .........................................             100         2,988
McCormick & Co., Inc. ......................................           1,900        62,819
Pepsi Bottling Group, Inc. .................................             600        10,237
Pioneer Hi-Bred International, Inc. ........................           1,200        47,775
Quaker Oats Co. ............................................             400        24,750
Ralston-Ralston Purina Group ...............................             300         8,344
RF Micro Devices, Inc.+ ....................................             400        18,300
RJ Reynolds Tobacco Holdings, Inc.+ ........................             200         5,400
Sodexho Marriott Services, Inc.+ ...........................             100         1,700
Tootsie Roll Industries, Inc. ..............................             621        20,415
US Foodservice, Inc.+ ......................................           1,400        25,200
UST, Inc. ..................................................             400        12,075
Whitman Corp. ..............................................             100         1,425
Whole Foods Market, Inc.+ ..................................             500        16,359
Wrigley (WM) Jr. Co. .......................................             300        20,644

HOUSEHOLD PRODUCTS -- 0.4%
Blyth Industries, Inc.+ ....................................             200         5,613
Dial Corp. .................................................             500        12,750
Estee Lauder Cos., Inc., Class A ...........................             500        19,531
Fort James Corp. ...........................................           1,000        26,687
Newell Rubbermaid, Inc. ....................................              36         1,028
Nu Skin Asia Pacific, Inc.+ ................................             200         2,700
                                                                               -----------
                                                                                   346,740
                                                                               -----------

ENERGY -- 1.5%
ENERGY SERVICES -- 0.9%
Baker Hughes, Inc. .........................................             100         2,900
BJ Services Co.+ ...........................................             800        25,450
ENSCO International, Inc. ..................................             200         3,612
Global Marine, Inc.+ .......................................             100         1,644
Jones Lang Lasalle, Inc.+ ..................................             800        12,900
Nabors Industries, Inc.+ ...................................             200         5,000
R & B Falcon Corp.+ ........................................             400         5,250

----------------
112

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Santa Fe International Corp. ...............................           3,300   $    71,156
USX-Marathon Group, Inc. ...................................             100         2,925
Weatherford International, Inc.+ ...........................             400        12,800

ENERGY SOURCES -- 0.6%
Anadarko Petroleum Corp. ...................................             200         6,113
Apache Corp. ...............................................             600        25,912
Devon Energy Corp. .........................................             400        16,575
Diamond Offshore Drilling, Inc. ............................             100         3,338
Kerr-McGee Corp. ...........................................              84         4,625
Noble Affiliates, Inc. .....................................             100         2,900
Noble Drilling Corp.+ ......................................             300         6,563
Smith International, Inc.+ .................................             800        32,400
Vastar Resources, Inc. .....................................             100         6,256
                                                                               -----------
                                                                                   248,319
                                                                               -----------

FINANCE -- 8.9%
BANKS -- 1.4%
Bank of New York Co., Inc. .................................             600        20,062
Charter One Financial, Inc. ................................             630        14,569
City National Corp. ........................................             700        23,494
Community First Bankshares, Inc. ...........................           1,000        16,875
First American Corp. .......................................             500        21,437
National Commerce Bancorp ..................................             500        10,984
North Fork Bancorp., Inc. ..................................             900        17,550
Northern Trust Corp. .......................................             600        50,100
State Street Corp. .........................................             400        25,850
Synovus Financial Corp. ....................................             600        11,213
Zions Bancorp ..............................................             600        33,075

FINANCIAL SERVICES -- 6.4%
Ambac Financial Group, Inc. ................................             400        18,950
American General Corp. .....................................           2,100       132,694
Ameritrade Holding Corp.+ ..................................             300         5,513
Associates First Capital Corp., Class A ....................           2,800       100,800
Capital One Financial Corp. ................................           1,500        58,500
Charles Schwab Corp. .......................................             500        16,844
Concord EFS, Inc.+ .........................................           1,650        34,031
Digital Insight Corp.+ .....................................             100         3,213
Dow Jones & Co., Inc. ......................................             200        10,675
E*TRADE Group, Inc.+ .......................................           1,000        23,500
Eaton Vance Corp. ..........................................             500        16,000
Federated Investors, Inc., Class B .........................           1,000        17,250
FINOVA Group, Inc. .........................................             600        21,900
H&R Block, Inc. ............................................             100         4,344
Heller Financial, Inc. .....................................           5,500       123,750
Investment Technology Group, Inc. ..........................             638        14,674
JSB Financial, Inc. ........................................             400        22,900
Legg Mason, Inc. ...........................................             800        30,650
NCO Group, Inc.+ ...........................................           4,100       192,700
NOVA Corp.+ ................................................             200         5,000

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Providian Financial Corp. ..................................             300   $    23,756
Raymond James Financial, Inc. ..............................             900        17,944
Security Capital Group, Inc., Class B+ .....................           1,500        22,031
SEI Investment Co. .........................................             300        26,784
SLM Holding Corp. ..........................................             900        38,700
Starwood Financial Trust, Class A ..........................             400        11,175
T.Rowe Price Associates, Inc. ..............................             700        19,206
United States Trust Corp. ..................................             500        40,187
Waddell & Reed Financial, Inc., Class A ....................           1,200        26,625

INSURANCE -- 1.1%
Ace Ltd. ...................................................             800        13,550
E.W. Blanch Holdings, Inc. .................................             200        13,025
Equifax, Inc. ..............................................           1,300        36,562
Franklin Resources, Inc. ...................................           1,400        43,050
Mercury General Corp. ......................................             400        11,025
Mutual Risk Management Ltd. ................................             900        11,025
Progressive Corp. ..........................................             200        16,338
Protective Life Corp. ......................................             700        20,300
Radian Group, Inc. .........................................             300        12,881
XL Capital Ltd., Class A ...................................             300        13,500
                                                                               -----------
                                                                                 1,516,761
                                                                               -----------

HEALTHCARE -- 12.1%
DRUGS -- 5.2%
Allergan, Inc. .............................................             600        66,000
ALZA Corp.+ ................................................             500        21,406
AmeriSource Health Corp., Class A+ .........................             500        11,844
Amgen, Inc.+ ...............................................             400        32,600
Andrx Corp.+ ...............................................             100         5,853
AstraZeneca PLC ADR.........................................           2,700       114,075
Bergen Brunswig Corp., Class A .............................             500         5,188
BioChem Pharma, Inc.+ ......................................             700        16,756
Biogen, Inc.+ ..............................................           1,400       110,337
Centocor, Inc.+ ............................................             900        52,706
Elan Corp. PLC ADR+ ........................................             600        20,138
Forest Labs, Inc.+ .........................................             400        16,850
Gilead Sciences, Inc.+ .....................................             400        25,675
Human Genome Sciences, Inc.+ ...............................           1,800       132,750
ICN Pharmaceuticals, Inc. ..................................             400         6,875
ICOS Corp.+ ................................................             200         5,900
IDEC Pharmaceuticals Corp.+ ................................             100         9,403
Immunex Corp.+ .............................................           1,900        82,412
Incyte Pharmacuticals, Inc.+ ...............................             500        11,563
IVAX Corp.+ ................................................             300         4,950
Millenium Pharmaceuticals, Inc.+ ...........................             800        52,000
Mylan Laboratories, Inc. ...................................             600        11,025
ResMed, Inc.+ ..............................................             500        16,563
Sepracor, Inc. .............................................             200        15,100
Shire Pharmaceuticals Group PLC ADR.........................             400        11,525
Watson Pharmaceuticals, Inc.+ ..............................           1,000        30,562

----------------
114

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES -- 2.0%
Chiron Corp.+ ..............................................             300   $     8,306
Covance, Inc.+ .............................................           2,500        24,219
Express Scripts, Inc.+ .....................................             300        23,475
Genzyme Corp.--Surgical Products+ ..........................              35           197
Health Management Associates, Inc., Class A+ ...............           1,400        10,325
Healtheon Corp.+ ...........................................             100         3,700
HEALTHSOUTH Corp.+ .........................................             200         1,213
IDX Systems Corp.+ .........................................             400         7,250
IMS Health, Inc. ...........................................           2,500        57,031
Lincare Holdings, Inc.+ ....................................             500        13,328
Manor Care, Inc. ...........................................             100         1,719
Medical Manager Corp........................................             100         4,975
Nielsen Media Research, Inc.+ ..............................             200         7,438
Omnicare, Inc. .............................................             200         1,925
Oxford Health Plans, Inc.+ .................................             500         6,250
Quintiles Transnational Corp.+ .............................           1,200        22,837
Renal Care Group, Inc.+ ....................................             500        10,953
ServiceMaster Co. ..........................................           1,600        25,700
Shared Medical Systems Corp. ...............................             400        18,700
Stryker Corp. ..............................................             400        20,450
Sybron International Corp.+ ................................           1,600        43,000
United HealthCare Corp. ....................................             300        14,606
Ventiv Health, Inc. ........................................             100           987
Wellpoint Health Networks, Inc., Class A+ ..................             100         5,700

MEDICAL PRODUCTS -- 4.9%
Bausch & Lomb, Inc. ........................................             200        13,188
Beckman Coulter, Inc. ......................................             100         4,513
Becton Dickinson & Co. .....................................           1,000        28,062
Biomatrix, Inc.+ ...........................................             400         8,975
Biomet, Inc. ...............................................           1,100        28,944
Boston Scientific Corp.+ ...................................           4,500       111,094
Cardinal Health, Inc. ......................................             400        21,800
Dionex Corp.+ ..............................................             400        17,100
Genzyme Corp.+ .............................................           3,700       166,731
Guidant Corp. ..............................................             500        26,812
McKesson HBOC, Inc. ........................................             800        23,200
MedImmune, Inc.+ ...........................................             600        59,794
Medtronic, Inc. ............................................             800        28,400
MiniMed, Inc.+ .............................................             100         9,825
PE Corp.-Celera Genomics Group..............................             800        32,200
PE Corp.-PE Biosystems Group ...............................           2,200       158,950
Perclose, Inc.+ ............................................             300        13,969
St. Jude Medical, Inc.+ ....................................             200         6,300
STERIS Corp. ...............................................             600         8,250
VISX, Inc.+ ................................................             600        47,456
Xomed Surgical Products, Inc.+ .............................             300        17,100
                                                                               -----------
                                                                                 2,057,003
                                                                               -----------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 14.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.9%
General Dynamics Corp. .....................................             300   $    18,731
Gilat Satellite Networks Ltd.+ .............................           2,500       134,063

BUSINESS SERVICES -- 8.0%
Allied Waste Industries, Inc.+ .............................           1,500        17,531
Apollo Group, Inc., Class A+ ...............................           1,000        21,125
Consolidated Graphics, Inc.+ ...............................             300        12,637
Convergys Corp.+ ...........................................             100         1,981
CSG Systems International, Inc.+ ...........................             300         8,222
DeVry, Inc.+ ...............................................           1,300        26,000
Ecolab, Inc. ...............................................           1,300        44,362
Electronics for Imaging, Inc.+ .............................             300        15,422
Exodus Communications, Inc.+ ...............................             400        28,825
First Data Corp. ...........................................           2,800       122,850
Fiserv, Inc.+ ..............................................             700        22,750
Gartner Group, Inc., Class A+ ..............................             300         4,781
Gartner Group, Inc., Class B ...............................             234         3,905
Interpublic Group of Cos., Inc. ............................           2,200        90,475
Iron Mountain, Inc.+ .......................................           4,900       165,987
ITT Educational Services, Inc.+ ............................             600        11,700
Manpower, Inc. .............................................           5,500       160,187
MindSpring Enterprises, Inc.+ ..............................             200         5,538
Modis Professional Services, Inc.+ .........................             300         3,975
National Data Corp.+ .......................................             500        13,000
Paychex, Inc. ..............................................           2,150        73,369
Pegasus Systems, Inc.+ .....................................           2,800       105,000
Pierce Leahy Corp.+ ........................................           3,900        92,625
PSInet, Inc.+ ..............................................             300        10,791
Republic Services, Inc. Class A+ ...........................             800         8,700
Robert Half International, Inc.+ ...........................           1,100        26,400
Sabre Holdings Corp. .......................................             100         4,300
SFX Entertainment, Inc., Class A+ ..........................           3,250        99,125
Stewart Enterprises, Inc., Class A .........................             200         1,213
Sylvan Learning Systems, Inc.+ .............................             100         1,938
SYSCO Corp. ................................................           1,600        56,100
TMP Worldwide, Inc.+ .......................................             100         6,088
Total Systems Services, Inc. ...............................             200         3,200
United Rentals, Inc. .......................................             100         2,175
Valspar Corp. ..............................................             800        26,150
Verio, Inc.+ ...............................................             400        12,400
Veritas DGC, Inc.+ .........................................             600        11,550
Viad Corp. .................................................           1,000        29,500
WestPoint Stevens, Inc. ....................................             200         4,725

ELECTRICAL EQUIPMENT -- 1.7%
C-Cube Microsystems, Inc.+ .................................           3,000       130,500
Gentex Corp.+ ..............................................             400         8,262
Jabil Circuit, Inc.+ .......................................             700        34,650
Littelfuse, Inc.+ ..........................................             900        20,025
Roper Industries, Inc. .....................................             600        22,950
Waters Corp.+ ..............................................           1,200        72,675

----------------
116

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY -- 0.9%
Cognex Corp.+ ..............................................             500   $    15,094
Cooper Cameron Corp.+ ......................................             600        22,650
Danaher Corp. ..............................................           1,000        52,687
Howmet International, Inc.+ ................................             100         1,400
Idex Corp. .................................................             600        16,988
Lincoln Electric Holdings, Inc. ............................             900        18,787
Parker Hannifin Corp. ......................................             400        17,925
United Technologies Corp. ..................................             111         6,584

MULTI-INDUSTRY -- 0.4%
Avery Dennison Corp. .......................................             900        47,475
Teleflex, Inc. .............................................             400        15,800

TRANSPORTATION -- 2.2%
Air Express International Corp. ............................             500        11,344
Atlas Air, Inc.+ ...........................................           7,000       153,125
C.H. Robinson Worldwide, Inc. ..............................             600        20,213
Expeditors International of Washington, Inc. ...............           1,300        41,722
Kansas City Southern Industries, Inc. ......................           1,000        46,437
Ryanair Holdings PLC ADR+ ..................................           2,300       105,512
                                                                               -----------
                                                                                 2,392,201
                                                                               -----------

INFORMATION & ENTERTAINMENT -- 10.4%
BROADCASTING & MEDIA -- 9.2%
ACNielson Corp.+ ...........................................             900        20,419
Acxiom Corp.+ ..............................................           1,000        19,656
ADC Telecommunications, Inc.+ ..............................           1,300        54,519
Adelphia Communications Corp., Class A+ ....................             100         5,881
AMFM, Inc.+ ................................................             500        30,437
Centennial Cellular Corp.+ .................................             100         4,544
Central Newspapers, Inc., Class A ..........................             500        22,250
Century Communications Corp.+ ..............................             100         4,563
Clear Channel Communications, Inc.+ ........................             377        30,113
CNET, Inc.+ ................................................             200        11,200
Cox Communications, Inc., Class A+ .........................             961        40,122
Crown Castle International Corp.+ ..........................           7,800       146,006
DoubleClick, Inc.+ .........................................             200        23,825
EchoStar Communications Corp., Class A+ ....................           1,000        90,812
Emmis Communication Corp., Class A+ ........................             400        26,425
Entercom Communications Corp.+ .............................             400        14,400
Harte-Hanks, Inc. ..........................................             800        20,150
Hearst-Argyle Television, Inc.+ ............................             100         2,150
Hispanic Broadcasting Corp.+ ...............................             600        45,675
Houghton Mifflin Co. .......................................             100         4,063
Lamar Advertising Co.+ .....................................             600        29,700
McGraw-Hill Cos., Inc. .....................................             200         9,675
Meredith Corp. .............................................             900        32,681
Omnicom Group, Inc. ........................................             400        31,675
Outdoor Systems, Inc.+ .....................................           3,700       132,275
Pinnacle Holdings, Inc.+ ...................................             700        18,288
Primacom AG ................................................           3,600        99,000

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Primedia, Inc.+ ............................................             300   $     4,200
Prodigy Communication Corp.+ ...............................             100         1,775
RCN Corp.+ .................................................             300        12,300
Readers Digest Association, Inc., Class A...................             300         8,775
Revlon, Inc., Class A+ .....................................             100         1,825
Scripps (E.W.) Co., Class A.................................           1,100        54,037
Snyder Communications, Inc. ................................             300         4,556
Times Mirror Co., Class A...................................             300        19,744
TV Guide, Inc., Class A+ ...................................           3,900       152,587
United States Cellular Corp.+ ..............................             300        20,400
Univision Communications, Inc., Class A+ ...................           1,200        97,650
USA Networks, Inc.+ ........................................             400        15,500
Valassis Communications, Inc.+ .............................           1,200        52,725
VoiceStream Wireless Corp. .................................             400        24,687
Western Wireless Corp., Class A+ ...........................           1,000        44,844
Westwood One, Inc.+ ........................................             400        18,050
Wiley (John) & Sons, Inc., Class A .........................             200         3,138
Young & Rubicam, Inc. ......................................             600        26,400
Young Broadcasting, Inc., Class A+ .........................             300        15,713

ENTERTAINMENT PRODUCTS -- 0.2%
International Game Technology, Inc.+ .......................             200         3,600
International Speedway Corp. ...............................             100         5,256
Mattel, Inc. ...............................................           1,580        30,020

LEISURE & TOURISM -- 1.0%
Carnival Corp., Class A.....................................             700        30,450
COMAIR Holdings, Inc. ......................................           1,350        22,528
Galileo International, Inc. ................................             300        12,075
Hilton Hotels Corp. ........................................           1,100        10,863
Marriott International, Inc., Class A.......................             500        16,344
Outback Steakhouse, Inc.+ ..................................             850        21,648
Premier Parks, Inc.+ .......................................           1,100        31,900
Speedway Motorsports, Inc.+ ................................             100         4,331
Tricon Global Restaurants, Inc.+ ...........................             400        16,375
                                                                               -----------
                                                                                 1,754,800
                                                                               -----------

INFORMATION TECHNOLOGY -- 37.6%
COMMUNICATION EQUIPMENT -- 5.5%
3Com Corp.+ ................................................           1,300        37,375
American Tower Corp., Class A+ .............................          10,100       197,581
Cabletron Systems, Inc.+ ...................................             200         3,138
CIENA Corp.+ ...............................................             600        21,900
COMSAT Corp. ...............................................              45         1,333
E-Tek Dynamics, Inc.+ ......................................             200        10,850
Extreme Networks, Inc.+ ....................................             200        12,663
General Instrument Corp.+ ..................................           1,200        57,750
Global TeleSystems Group, Inc.+ ............................           1,000        19,719
Lucent Technologies, Inc. ..................................           1,650       107,044
Marimba, Inc.+ .............................................             100         2,988
Metromedia Fiber Network, Inc., Class A+ ...................             500        12,250

----------------
118

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMMUNICATION EQUIPMENT (CONTINUED)
QUALCOMM, Inc.+ ............................................             400   $    75,675
Rhythms Netconnections, Inc.+ ..............................             300        10,350
Symbol Technologies, Inc. ..................................           1,700        57,162
Tellabs, Inc.+ .............................................             300        17,081
Unisys Corp.+ ..............................................           1,500        67,687
UnitedGlobal.com, Class A+ .................................           2,300       164,737
Visual Networks, Inc. ......................................             400        16,975
Whittman-Hart, Inc.+ .......................................             900        34,903

COMPUTERS & BUSINESS EQUIPMENT -- 3.5%
Adaptec, Inc.+ .............................................             500        19,844
Apple Computer, Inc.+ ......................................             100         6,331
Cadence Design Systems, Inc.+ ..............................           1,600        21,200
Cisco Systems, Inc.+ .......................................             402        27,562
Computer Sciences Corp.+ ...................................             700        49,219
Diebold, Inc. ..............................................             700        16,187
EMC Corp.+ .................................................             300        21,431
Gateway, Inc.+ .............................................           1,600        71,100
Ingram Micro, Inc.+ ........................................             200         2,575
Lexmark International Group, Inc., Class A+ ................             800        64,400
Micron Technology, Inc.+ ...................................           1,500        99,844
Miller (Herman), Inc. ......................................             500        11,953
Millipore Corp. ............................................             200         7,513
NCR Corp.+ .................................................             200         6,613
Network Appliance, Inc.+ ...................................           1,300        93,112
Quantum Corp.--DLT & Storage Systems+ ......................             200         2,812
Quantum Corp.--Hard Disk Drive+ ............................             100           744
Seagate Technology, Inc.+ ..................................             400        12,325
Tandy Corp. ................................................           1,200        62,025
Tech Data Corp.+ ...........................................             100         2,328

ELECTRONICS -- 9.8%
Advanced Micro Devices, Inc.+ ..............................             200         3,438
Altera Corp.+ ..............................................           2,000        86,750
American Power Conversion Corp.+ ...........................             400         7,600
Analog Devices, Inc.+ ......................................           4,700       240,875
Applied Materials, Inc.+ ...................................             500        38,937
Applied Micro Circuits Corp.+ ..............................             800        45,600
Broadcom Corp., Class A+ ...................................             300        32,700
Catalina Marketing Corp.+ ..................................             400        33,925
Conexant Systems, Inc.+ ....................................             500        36,328
Dallas Semiconductor Corp. .................................             500        26,719
DII Group, Inc.+ ...........................................           2,100        73,894
Flextronics International Ltd.+ ............................           1,200        69,825
Intel Corp. ................................................             172        12,782
KLA-Tencor Corp.+ ..........................................             600        39,000
Lattice Semiconductor Corp.+ ...............................             800        23,750
LHS Group, Inc.+ ...........................................             100         2,944
Linear Technology Corp. ....................................           1,500        88,172
LSI Logic Corp.+ ...........................................             500        25,750
Maxim Integrated Products, Inc.+ ...........................           1,400        88,331
Micrel, Inc.+ ..............................................             400        17,350

                                                                ----------------
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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Microchip Technology, Inc.+ ................................             700   $    35,962
Molex, Inc. ................................................             200         7,275
Molex, Inc., Class A........................................             700        22,662
Motorola, Inc. .............................................           2,100       184,800
Novellus Systems, Inc.+ ....................................             200        13,488
PMC-Sierra, Inc.+ ..........................................             800        74,000
QLogic Corp.+ ..............................................             200        13,975
Rambus, Inc.+ ..............................................             100         6,625
Sanmina Corp.+ .............................................             700        54,162
SCI Systems, Inc.+ .........................................             700        31,106
Scientific-Atlanta, Inc. ...................................             500        24,781
SDL, Inc.+ .................................................             200        15,263
Thermo Instrument Systems, Inc.+ ...........................             100         1,069
Vitesse Semiconductor Corp.+ ...............................           1,000        85,375
Xilinx, Inc.+ ..............................................           1,500        98,297

SOFTWARE -- 11.7%
Adobe Systems, Inc. ........................................             800        90,800
Affiliated Computer Services Inc., Class A+ ................             800        32,500
America Online, Inc.+ ......................................             870        90,480
Atmel Corp.+ ...............................................             300        10,144
Autodesk, Inc. .............................................             100         2,188
Avant! Corp.+ ..............................................           5,700       101,709
BARRA, Inc.+ ...............................................             700        14,700
BEA Systems, Inc.+ .........................................             500        17,656
BISYS Group, Inc. ..........................................           2,700       126,647
BMC Software, Inc.+ ........................................             800        57,250
CDW Computer Centers, Inc.+ ................................             500        24,437
Ceridian Corp.+ ............................................             700        17,413
Check Point Software Technologies, Ltd.+ ...................             300        25,331
CheckFree Holdings Corp.+ ..................................             200         8,225
Citrix Systems, Inc.+ ......................................           1,300        80,519
CMGI, Inc.+ ................................................             600        61,500
Compuware Corp.+ ...........................................           1,600        41,700
Concord Communications, Inc.+ ..............................             200         7,950
DST Systems, Inc.+ .........................................             500        28,437
Earthlink Network, Inc.+ ...................................             100         4,294
Electronic Arts, Inc.+ .....................................             900        65,137
Factset Research Systems, Inc. .............................             300        17,063
I2 Technologies, Inc.+ .....................................             200         7,763
Infoseek Corp. .............................................             300         9,263
Inktomi Corp.+ .............................................             200        24,006
International Network Services+ ............................             200        10,875
Intuit, Inc.+ ..............................................             600        52,594
J.D. Edwards & Co.+ ........................................             200         4,144
Keane, Inc.+ ...............................................             700        15,969
Legato Systems, Inc.+ ......................................           1,000        43,594
Lycos, Inc.+ ...............................................             700        35,087
Macromedia, Inc.+ ..........................................             600        24,525
Mercury Interactive Corp.+ .................................             400        25,825
Network Solutions, Inc+. ...................................             100         9,188

----------------
120

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
Networks Associates, Inc.+ .................................           1,000   $    19,125
New Era of Networks, Inc.+ .................................             200         4,325
Novell, Inc.+ ..............................................           2,000        41,375
Oracle Corp.+ ..............................................             750        34,125
Parametric Technology Corp.+ ...............................           1,500        20,250
PeopleSoft, Inc.+ ..........................................           1,100        18,631
Perot Systems Corp.+ .......................................             300         5,606
Progress Software Corp.+ ...................................             700        21,962
Rational Software Corp.+ ...................................           4,800       140,550
Real Networks, Inc.+ .......................................             100        10,456
Siebel Systems, Inc.+ ......................................             400        26,650
Sterling Commerce, Inc.+ ...................................             500         9,281
Sterling Software, Inc.+ ...................................           5,300       106,000
Sun Microsystems, Inc.+ ....................................             200        18,600
SunGard Data Systems, Inc.+ ................................           1,300        34,206
Symantec Corp.+ ............................................             900        32,372
Synopsys, Inc.+ ............................................             700        39,309
Teradyne, Inc.+ ............................................           1,400        49,350
Transaction Systems Architects, Inc., Class A+ .............             300         8,081
VERITAS Software Corp.+ ....................................           1,200        91,125
Vignette Corp. .............................................             100         9,050
Visio Corp.+ ...............................................             600        23,550
Wind River Systems, Inc.+ ..................................             800        15,200
Yahoo!, Inc.+ ..............................................              77        13,822

TELECOMMUNICATIONS -- 7.1%
Allegiance Telecom, Inc.+ ..................................             600        31,575
Comverse Technology, Inc.+ .................................           1,000        94,312
Copper Mountain Networks, Inc.+ ............................             100         8,763
Corning, Inc. ..............................................           1,800       123,412
Covad Communications Group, Inc.+ ..........................             300        13,078
Dycom Industries, Inc.+ ....................................             400        16,875
Global Crossing Ltd.+ ......................................           5,330       141,245
Intermedia Communications, Inc.+ ...........................           7,100       154,425
JDS Uniphase Corp.+ ........................................             400        45,525
Jones Intercable, Inc., Class A+ ...........................             100         5,406
L-3 Communications Holding Corp.+ ..........................             200         7,550
McLeodUSA, Inc., Class A+ ..................................           5,600       238,350
Nextel Communications, Inc., Class A+ ......................           1,600       108,500
NEXTLINK Communications, Inc., Class A+ ....................           1,000        51,844
NTL, Inc.+ .................................................             500        48,047
PanAmSat Corp.+ ............................................             100         3,613
Teligent, Inc., Class A.....................................             200         9,938
Time Warner Telecom, Inc., Class A..........................             100         2,088
USWeb Corp. ................................................             500        17,156
VeriSign, Inc.+ ............................................             200        21,300
Viatel, Inc. ...............................................             500        14,781
Vodafone AirTouch PLC ADR...................................             150        35,662
                                                                               -----------
                                                                                 6,367,148
                                                                               -----------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
MATERIALS -- 0.8%
CHEMICALS -- 0.5%
General Cable Corp.+ .......................................           3,500   $    42,000
Lilly Industrial, Inc. .....................................             700         9,537
Macdermid, Inc. ............................................             300        10,219
Sigma-Aldrich Corp. ........................................             600        19,050

FOREST PRODUCTS -- 0.0%
Smurfit-Stone Container Corp. ..............................             200         4,325

METALS & MINERALS -- 0.3%
Fastenal Co. ...............................................             100         4,713
Freeport-McMoRan Copper & Gold, Inc. Class B ...............             800        12,450
Sealed Air Corp.+ ..........................................             800        41,050
                                                                               -----------
                                                                                   143,344
                                                                               -----------

REAL ESTATE -- 0.2%
REAL ESTATE COMPANIES -- 0.1%
Catellus Development Corp.+ ................................             400         4,700
Trammell Crow Co. ..........................................             800        10,600

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Boston Properties, Inc. ....................................             300         9,206
Meditrust Co. ..............................................             800         6,800
Starwood Hotels & Resorts Worldwide, Inc., Class B .........             200         4,463
                                                                               -----------
                                                                                    35,769
                                                                               -----------

UTILITIES -- 1.5%
ELECTRIC UTILITIES -- 0.5%
AES Corp.+ .................................................           1,200        70,800
Calpine Corp.+ .............................................             200        17,013

GAS & PIPELINE UTILITIES -- 0.0%
Dynegy, Inc. ...............................................             100         2,069

TELEPHONE -- 1.0%
AT&T Corp. - Liberty Media Group, Class A+ .................           3,140       116,572
Cincinnati Bell, Inc. ......................................             800        15,550
WinStar Communications, Inc.+ ..............................             700        27,344
                                                                               -----------
                                                                                   249,348
                                                                               -----------
TOTAL INVESTMENT SECURITIES (cost $15,299,262)..............                    16,503,255
                                                                               -----------

SHORT-TERM SECURITIES -- 0.1%                                      PRINCIPAL
                                                                      AMOUNT
------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.1%
United States Treasury Bills 4.55% due 12/02/99 (cost
 $19,843)...................................................      $   20,000        19,842
                                                                               -----------

----------------
122

REPURCHASE AGREEMENTS -- 2.8%                                     PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.8%
ABN Amro Bank NA Joint Repurchase Agreement Account
 (Note 3)...................................................      $  350,000   $   350,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 4.25%, dated 9/30/99, to be repurchased
 10/01/99 in the amount of $117,014 and collateralized by
 $120,000 of U.S. Treasury Notes, bearing interest at 5.75%, due 11/15/00 and having an approximate value of
 $122,850@..................................................         117,000       117,000
                                                                               -----------
TOTAL REPURCHASE AGREEMENTS (cost $467,000).................                       467,000
                                                                               -----------

TOTAL INVESTMENTS --
  (cost $15,786,105)                    100.2%                                            16,990,097
Liabilities in excess of other
  assets --                              (0.2)                                               (31,591)
                                        -----                                            -----------
NET ASSETS --                           100.0%                                           $16,958,506
                                        =====                                            ===========

-------------
+ Non-income producing securities
ADR -- American Depository Receipt
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------
      NUMBER OF                                       EXPIRATION      VALUE AT       VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION                      DATE        TRADE DATE   SEPTEMBER 30, 1999   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
       1 Long           Standard & Poors 500 Index   December 1999    $67,333           $64,925          $(2,408)
                                                                                                         =======

See Notes to Financial Statements

                                                                ----------------

----------------

  SEASONS SERIES TRUST
  MID CAP VALUE PORTFOLIO          INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

COMMON STOCK -- 95.7%
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 10.2%
APPAREL & TEXTILES -- 0.6%
Liz Claiborne, Inc. ........................................           200   $     6,200
Polo Ralph Lauren Corp., Class A+ ..........................           200         3,588
Reebok International Ltd.+ .................................         6,800        72,675
V. F. Corp. ................................................           300         9,300
Warnaco Group, Inc., Class A ...............................           100         1,825

AUTOMOTIVE -- 4.1%
Autoliv, Inc. AB ...........................................           300        11,288
AutoNation, Inc.+ ..........................................           700         8,794
AutoZone, Inc.+ ............................................         2,600        72,962
B.F. Goodrich Co. ..........................................         2,988        86,652
Cooper Tire & Rubber Co. ...................................           300         5,288
Cummins Engine Co., Inc. ...................................           100         4,981
Dana Corp. .................................................           800        29,700
Delphi Automotive Systems Corp. ............................         1,700        27,306
Federal-Mogul Corp. ........................................         2,800        77,175
General Motors Corp., Class H+ .............................           200        11,450
Genuine Parts Co. ..........................................           600        15,938
Goodyear Tire & Rubber Co. .................................           500        24,062
Lear Corp.+ ................................................         2,200        77,412
Meritor Automotive, Inc. ...................................           200         4,175
Navistar International Corp., Inc.+ ........................           200         9,300
PACCAR, Inc. ...............................................           200        10,175
Ryder System, Inc. .........................................         2,800        57,050
Tenneco, Inc. ..............................................           500         8,500
TRW, Inc. ..................................................         1,200        59,700

HOUSING -- 1.0%
American Standard Cos., Inc.+ ..............................           200         7,675
Briggs & Stratton Corp. ....................................           100         5,838
Centex Corp. ...............................................           100         2,956
Clayton Homes, Inc. ........................................           300         2,606
Fortune Brands, Inc. .......................................           600        19,350
Grainger (W. W.), Inc. .....................................           200         9,613
HON INDUSTRIES, Inc. .......................................           200         3,850
Johns Manville Corp. .......................................           100         1,325
Leggett & Platt, Inc. ......................................           600        11,812
Masco Corp. ................................................         1,000        31,000
Mohawk Industries, Inc.+ ...................................           100         1,994
Shaw Industries, Inc. ......................................           400         6,350
Stanley Works ..............................................         1,300        32,744
Whirlpool Corp. ............................................           200        13,062

RETAIL -- 4.5%
Albertson's, Inc. ..........................................           567        22,432
Barnes & Noble, Inc.+ ......................................           100         2,600
Best Buy Co., Inc.+ ........................................           200        12,412

----------------
124

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
BJ's Wholesale Club, Inc.+ .................................           200   $     5,913
Consolidated Stores Corp.+ .................................         6,000       132,375
Delhaize America, Inc. .....................................           366         8,281
Dillards, Inc. .............................................         3,300        67,031
Federated Department Stores, Inc.+ .........................         2,000        87,375
Hannaford Brothers Co. .....................................           100         7,044
Harcourt General, Inc. .....................................           100         4,163
Kmart Corp.+ ...............................................         1,500        17,531
Limited, Inc. ..............................................           488        18,666
Longs Drug Stores Corp. ....................................           100         2,988
Nordstrom, Inc. ............................................           300         8,100
Office Depot, Inc.+ ........................................         2,550        25,978
OfficeMax, Inc.+ ...........................................         9,400        54,637
Payless ShoeSource, Inc.+ ..................................           100         5,050
Rite Aid Corp. .............................................           800        11,050
Ross Stores, Inc. ..........................................         1,700        34,212
Saks, Inc.+ ................................................           300         4,556
Ticketmaster Online-Citysearch, Inc., Class B ..............           100         2,419
Too, Inc. ..................................................            69         1,238
Toys "R" Us, Inc.+ .........................................         6,600        99,000
Venator Group, Inc.+ .......................................           500         4,281
Winn-Dixie Stores, Inc. ....................................           300         8,906
Zale Corp.+ ................................................           100         3,831
                                                                             -----------
                                                                               1,497,740
                                                                             -----------

CONSUMER STAPLES -- 7.8%
FOOD, BEVERAGE & TOBACCO -- 7.7%
Adolph Coors Co. ...........................................           100         5,413
American National Can Group, Inc. ..........................         2,900        45,856
Archer-Daniels-Midland Co. .................................         7,430        90,553
Brown-Forman Corp., Class B ................................           100         6,238
Corn Products International, Inc. ..........................         3,300       100,444
Dean Foods Co. .............................................         2,700       117,619
Del Monte Foods Co.+ .......................................         6,400        90,400
Dole Food, Inc. ............................................           200         3,800
Fleming Cos., Inc. .........................................         8,400        82,425
Flowers Industries, Inc. ...................................           400         5,425
Hershey Foods Corp. ........................................           300        14,606
Hormel Foods Corp. .........................................           100         4,131
IBP, Inc. ..................................................         2,600        64,187
Interstate Bakeries Corp. ..................................           100         2,300
McCormick & Co., Inc. ......................................           200         6,613
Nabisco Group Holdings Corp. ...............................         4,100        61,500
Nabisco Holdings Corp., Class A ............................           200         6,912
Premark International, Inc. ................................           200        10,100
Quaker Oats Co. ............................................           200        12,375
Ralston-Ralston Purina Group ...............................           900        25,031
RJ Reynolds Tobacco Holdings, Inc.+ ........................         3,999       107,973
SUPERVALU, Inc. ............................................           400         8,725
Tootsie Roll Industries, Inc. ..............................           100         3,288

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Tyson Foods, Inc., Class A .................................         1,600   $    26,300
Universal Foods Corp. ......................................         4,800       110,100
UST, Inc. ..................................................         3,300        99,619
Whitman Corp. ..............................................           300         4,275
Wrigley (WM) Jr. Co. .......................................           100         6,881

HOUSEHOLD PRODUCTS -- 0.1%
Alberto-Culver Co., Class B ................................           100         2,312
Fort James Corp. ...........................................           100         2,669
International Flavors & Fragrances, Inc. ...................           300        10,350
Newell Rubbermaid, Inc. ....................................            36         1,028
                                                                             -----------
                                                                               1,139,448
                                                                             -----------

ENERGY -- 6.7%
ENERGY SERVICES -- 1.2%
Baker Hughes, Inc. .........................................           800        23,200
BJ Services Co.+ ...........................................           200         6,362
ENSCO International, Inc. ..................................           300         5,419
Global Marine, Inc.+ .......................................           500         8,219
Nabors Industries, Inc.+ ...................................           200         5,000
R & B Falcon Corp.+ ........................................           400         5,250
Tidewater, Inc. ............................................           200         5,100
Tosco Corp. ................................................         2,600        65,650
USX-Marathon Group, Inc. ...................................         1,800        52,650
Weatherford International, Inc.+ ...........................           300         9,600

ENERGY SOURCES -- 5.5%
Amerada Hess Corp. .........................................         1,500        91,875
Anadarko Petroleum Corp. ...................................           200         6,113
Apache Corp. ...............................................           200         8,637
Burlington Resources, Inc. .................................           600        22,050
Diamond Offshore Drilling, Inc. ............................           100         3,338
EOG Resources, Inc. ........................................         4,400        93,500
Kerr-McGee Corp. ...........................................         2,500       137,656
Midamerica Energy Holdings Co. .............................           200         5,900
Murphy Oil Corp. ...........................................           100         5,406
Noble Affiliates, Inc. .....................................           200         5,800
Noble Drilling Corp.+ ......................................           200         4,375
Occidental Petroleum Corp. .................................         3,700        85,562
Ocean Energy, Inc.+ ........................................           500         5,094
Santa Fe Snyder Corp.+ .....................................         5,800        52,200
Smith International, Inc.+ .................................           100         4,050
Sonat, Inc. ................................................           300        11,906
Sunoco, Inc. ...............................................           300         8,213
Ultramar Diamond Shamrock Corp.+ ...........................         3,600        91,800
Union Pacific Resources Group, Inc. ........................           800        12,850
Unocal Corp. ...............................................           800        29,650
Valero Energy Corp. ........................................         6,100       117,425
                                                                             -----------
                                                                                 989,850
                                                                             -----------

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

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
FINANCE -- 16.2%
BANKS -- 5.4%
AmSouth Bancorp. ...........................................           600   $    14,063
Associated Banc-Corp. ......................................           300        10,856
Astoria Financial Corp. ....................................           200         6,150
BB&T Corp. .................................................           900        29,137
CCB Financial Corp. ........................................           100         4,163
Centura Banks, Inc. ........................................           100         4,138
Charter One Financial, Inc. ................................           525        12,141
City National Corp. ........................................           100         3,356
CNB Bancshares, Inc. .......................................           100         5,300
Colonial BancGroup, Inc. ...................................           200         2,238
Comerica, Inc. .............................................           500        25,312
Commerce Bancshares, Inc. ..................................           200         7,075
Commercial Federal Corp. ...................................           200         3,925
Cullen/Frost Bankers, Inc. .................................         2,500        62,500
Dime Bancorp, Inc. .........................................           300         5,250
First American Corp. .......................................           300        12,863
First Security Corp. .......................................           700        16,647
First Tennessee National Corp. .............................           400        11,250
First Virginia Banks, Inc. .................................           100         4,356
Firstar Corp. ..............................................         1,045        26,778
FirstMerit Corp. ...........................................           200         5,075
Golden State Bancorp, Inc.+ ................................           300         5,381
Golden West Financial Corp. ................................           200        19,650
GreenPoint Financial Corp., Class A ........................           300         7,969
Hibernia Corp., Class A ....................................           500         5,813
Huntington Bancshares, Inc. ................................           660        17,531
Lincoln National Corp. .....................................           600        22,537
Marshall & Ilsley Corp. ....................................           300        17,119
Mercantile Bankshares Corp. ................................           200         6,188
North Fork Bancorp., Inc. ..................................           500         9,750
Northern Trust Corp. .......................................           200        16,700
Old Kent Financial Corp. ...................................           315        11,694
Old National Bancorp .......................................           100         2,888
Popular, Inc. ..............................................           400        11,100
Regions Financial Corp. ....................................           700        21,000
Republic New York Corp. ....................................         2,300       141,306
Roslyn Bancorp, Inc. .......................................           200         3,575
SouthTrust Corp. ...........................................           500        17,937
Sovereign Bancorp, Inc. ....................................         8,400        76,387
St. Paul Cos., Inc. ........................................           700        19,250
Summit Bancorp. ............................................           600        19,462
Synovus Financial Corp. ....................................           300         5,606
TCF Financial Corp. ........................................           300         8,569
Trustmark Corp. ............................................           200         4,500
Union Planters Corp. .......................................           500        20,375
UnionBanCal Corp. ..........................................           100         3,625
Valley National Bancorp ....................................           105         2,612
Washington Federal, Inc. ...................................            10           232
Wilmington Trust Corp. .....................................           100         4,856
Zions Bancorp ..............................................           200        11,025

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

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES -- 4.9%
Allmerica Financial Corp. ..................................           200   $     9,525
Ambac Financial Group, Inc. ................................           300        14,212
Bear Stearns Cos., Inc. ....................................         2,115        81,295
Case Corp. .................................................           200         9,963
CIT Group, Inc., Class A ...................................           100         2,056
Compass Bancshares, Inc. ...................................           350         8,750
Countrywide Credit Industries, Inc. ........................           300         9,675
Donaldson, Lufkin & Jenrette, Inc. .........................           100         3,956
Dun & Bradstreet Corp. .....................................         2,000        59,750
Edwards (A.G.), Inc. .......................................           300         7,913
FINOVA Group, Inc. .........................................           100         3,650
Fulton Financial Corp. .....................................           220         4,125
H&R Block, Inc. ............................................           300        13,031
Heller Financial, Inc. .....................................           100         2,250
Keystone Financial, Inc. ...................................           200         4,750
Legg Mason, Inc. ...........................................           200         7,663
Lehman Brothers Holdings, Inc. .............................           400        23,325
Nationwide Financial Services, Inc., Class A ...............           100         3,538
NOVA Corp.+ ................................................           100         2,500
Pacific Century Financial Corp. ............................         7,700       157,369
Paine Webber Group, Inc. ...................................           400        14,500
Peoples Heritage Financial Group, Inc. .....................           400         6,650
ReliaStar Financial Corp. ..................................           300         9,975
S&P Mid-Cap Depository Receipts ............................         2,089       150,016
Waddell & Reed Financial, Inc., Class B ....................         5,100       109,012

INSURANCE -- 5.9%
20th Century Industries ....................................           200         3,875
Aetna, Inc. ................................................         1,700        83,725
American Financial Group, Inc. .............................           100         2,806
Aon Corp. ..................................................           700        20,694
Chubb Corp. ................................................           500        24,906
Cincinnati Financial Corp. .................................           500        18,766
Cinergy Corp. ..............................................           500        14,156
CNA Financial Corp.+ .......................................         1,500        52,500
Conseco, Inc. ..............................................         1,000        19,312
Erie Indemnity Co. .........................................           200         6,588
Everest Reinsurance Holdings, Inc. .........................         3,000        71,437
Franklin Resources, Inc. ...................................           200         6,150
Fremont General Corp. ......................................           200         1,900
Hartford Life, Inc., Class A ...............................           100         4,925
Jefferson-Pilot Corp. ......................................           300        18,956
MBIA, Inc. .................................................           300        13,988
Mercury General Corp. ......................................           100         2,756
MGIC Investment Corp. ......................................           300        14,325
MONY Group, Inc. ...........................................         3,000        86,625
Old Republic International Corp. ...........................         4,500        64,969
Progressive Corp. ..........................................           100         8,169
Protective Life Corp. ......................................           200         5,800
Radian Group, Inc. .........................................         1,500        64,406
SAFECO Corp. ...............................................           500        14,000

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128

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Torchmark Corp. ............................................           400   $    10,350
Transatlantic Holdings, Inc. ...............................         1,100        77,275
Unitrin, Inc. ..............................................           200         6,950
UnumProvident Corp. ........................................           619        18,222
XL Capital Ltd., Class A ...................................         2,900       130,500
                                                                             -----------
                                                                               2,375,690
                                                                             -----------

HEALTHCARE -- 9.5%
DRUGS -- 1.8%
Bergen Brunswig Corp., Class A .............................         6,000        62,250
Caremark Rx, Inc.+ .........................................        19,900       111,937
Mallinckrodt, Inc. .........................................           200         6,038
Mylan Laboratories, Inc. ...................................         4,600        84,525

HEALTH SERVICES -- 4.3%
Chiron Corp.+ ..............................................           100         2,769
Foundation Health Systems, Inc.+ ...........................           300         2,831
Genzyme Corp.--Surgical Products+ ..........................            35           197
Health Management Associates, Inc., Class A+ ...............        12,900        95,137
HEALTHSOUTH Corp.+ .........................................         9,100        55,169
Humana, Inc.+ ..............................................           500         3,438
Lincare Holdings, Inc.+ ....................................           100         2,666
Manor Care, Inc. ...........................................         4,700        80,781
Omnicare, Inc. .............................................           100           963
Pacificare Health Systems, Inc., Class A+ ..................           100         4,325
Quest Diagnostics, Inc.+ ...................................         3,100        80,600
Sierra Health Services, Inc.+ ..............................         3,100        31,387
Tenet Healthcare Corp.+ ....................................         7,200       126,450
Total Renal Care Holdings, Inc.+ ...........................         6,800        50,575
Trigon Healthcare, Inc.+ ...................................         2,100        60,637
United HealthCare Corp. ....................................           500        24,344
Wellpoint Health Networks, Inc., Class A+ ..................           100         5,700

MEDICAL PRODUCTS -- 3.4%
Acuson Corp.+ ..............................................         5,900        75,225
Becton Dickinson & Co. .....................................           200         5,612
C.R. Bard, Inc. ............................................           200         9,412
Dentsply International, Inc. ...............................           200         4,550
Genzyme Corp.+ .............................................           200         9,012
Hillenbrand Industries, Inc. ...............................           100         2,638
McKesson HBOC, Inc. ........................................           500        14,500
Owens Corning Co. ..........................................           200         4,338
Polymer Group, Inc. ........................................         9,400       138,650
St. Jude Medical, Inc.+ ....................................         3,400       107,100
Varian Medical Systems, Inc. ...............................         5,600       122,500
                                                                             -----------
                                                                               1,386,256
                                                                             -----------

                                                                ----------------
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

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 10.1%
AEROSPACE & MILITARY TECHNOLOGY -- 1.2%
Cordant Technologies, Inc. .................................           100   $     3,044
General Dynamics Corp. .....................................           400        24,975
ITT Industries, Inc. .......................................           300         9,544
Litton Industries, Inc.+ ...................................           100         5,475
Northrop Grumman Corp. .....................................         1,800       114,412
Rockwell International Corp. ...............................           500        26,250

BUSINESS SERVICES -- 4.8%
Allied Waste Industries, Inc.+ .............................         4,200        49,088
Armstrong World Industries, Inc. ...........................           100         4,494
Ball Corp. .................................................         2,500       110,156
Comdisco, Inc. .............................................           300         5,794
DeLuxe Corp. ...............................................           300        10,200
Fiserv, Inc.+ ..............................................            50         1,625
IKON Office Solutions, Inc. ................................           400         4,275
InaCom Corp.+ ..............................................         6,400        58,800
Manpower, Inc. .............................................           200         5,825
Modis Professional Services, Inc.+ .........................         2,900        38,425
National Service Industries, Inc. ..........................           100         3,150
Owens-Illinois, Inc.+ ......................................           500         9,906
Pall Corp. .................................................           400         9,275
Potash Corp. of Saskatchewan, Inc. .........................           800        41,300
ProLogis Trust .............................................           300         5,663
R.R. Donnelley & Sons Co. ..................................         1,600        46,200
Republic Services, Inc. Class A+ ...........................        10,700       116,362
Rowan Cos., Inc.+ ..........................................           300         4,875
Safety Kleen Corp.+ ........................................         6,600        79,612
Service Corp. International ................................           800         8,450
Stewart Enterprises, Inc., Class A .........................           300         1,819
Sylvan Learning Systems, Inc.+ .............................           100         1,938
SYSCO Corp. ................................................           100         3,506
United States Industries, Inc.+ ............................           300         4,725
UNOVA, Inc. ................................................         4,900        65,537
Valspar Corp. ..............................................           100         3,269
Viad Corp. .................................................           100         2,950
York International Corp. ...................................           200         7,188

ELECTRICAL EQUIPMENT -- 2.0%
AGCO Corp. .................................................         6,900        89,700
Dover Corp. ................................................           700        28,613
Hubbell Inc., Class B ......................................           200         6,375
Johnson Controls, Inc. .....................................           300        19,894
Thomas & Betts Corp. .......................................           200        10,200
UCAR International, Inc.+ ..................................         6,100       139,156

MACHINERY -- 0.9%
Cooper Cameron Corp.+ ......................................           100         3,775
Cooper Industries, Inc. ....................................           300        14,025
Deere & Co. ................................................           700        27,081
Ingersoll-Rand Co. .........................................           500        27,469
Parker Hannifin Corp. ......................................           300        13,444
Pentair, Inc. ..............................................           100         4,012

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130

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
Snap-On, Inc. ..............................................         1,500   $    48,750

MULTI-INDUSTRY -- 0.6%
Canadian Pacific Ltd. ......................................         2,800        63,875
Carlisle Cos., Inc. ........................................           100         3,950
Crane Co. ..................................................           200         4,487
Lancaster Colony Corp. .....................................           100         3,200
Teleflex, Inc. .............................................           100         3,950
Thermo Electron Corp.+ .....................................           500         6,719

TRANSPORTATION -- 0.6%
CNF Transportation, Inc. ...................................         1,200        44,700
CSX Corp. ..................................................           700        29,662
GATX Corp. .................................................           200         6,213
UAL Corp.+ .................................................           100         6,531
                                                                             -----------
                                                                               1,493,888
                                                                             -----------

INFORMATION & ENTERTAINMENT -- 6.0%
BROADCASTING & MEDIA -- 2.8%
A.H. Belo Corp. ............................................         3,200        61,200
ACNielson Corp.+ ...........................................           100         2,269
AMFM, Inc.+ ................................................           449        27,333
Crown Castle International Corp.+ ..........................           200         3,744
Harte-Hanks, Inc. ..........................................           100         2,519
King World Productions, Inc.+ ..............................           200         7,500
Knight-Ridder, Inc. ........................................           300        16,462
Loews Corp. ................................................         1,700       119,319
McGraw-Hill Cos., Inc. .....................................           600        29,025
Meredith Corp. .............................................           100         3,631
New York Times Co., Class A ................................           600        22,500
Primedia, Inc.+ ............................................           200         2,800
Readers Digest Association, Inc., Class A ..................           200         5,850
Scripps (E.W.) Co., Class A ................................           100         4,912
Times Mirror Co., Class A ..................................           800        52,650
Tribune Co. ................................................           600        29,850
USA Networks, Inc.+ ........................................           200         7,750
VoiceStream Wireless Corp. .................................           100         6,172

ENTERTAINMENT PRODUCTS -- 0.7%
Brunswick Corp. ............................................           300         7,462
Hasbro, Inc. ...............................................         3,600        77,175
International Game Technology, Inc.+ .......................           300         5,400
Mattel, Inc. ...............................................           800        15,200

LEISURE & TOURISM -- 2.5%
Brinker International, Inc.+ ...............................           200         5,425
CBRL Group, Inc. ...........................................        11,900       184,450
COMAIR Holdings, Inc. ......................................           100         1,669
Continental Airlines, Inc., Class B+ .......................           200         6,550
Darden Restaurants, Inc. ...................................           400         7,825
Delta Air Lines, Inc. ......................................           500        24,250
FelCor Lodging Trust, Inc. .................................           100         1,750

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

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Harrah's Entertainment, Inc.+ ..............................           400   $    11,100
Interstate Hotels Corp.+ ...................................            10            32
Mandalay Resort Group+ .....................................           300         5,925
Marriott International, Inc., Class A ......................           300         9,806
Mirage Resorts, Inc.+ ......................................           600         8,437
Park Place Entertainment Corp.+ ............................           900        11,250
Premier Parks, Inc.+ .......................................           100         2,900
Promus Hotel Corp.+ ........................................           300         9,769
SkyWest, Inc. ..............................................         1,200        26,325
Southwest Airlines Co. .....................................         1,500        22,781
Tricon Global Restaurants, Inc.+ ...........................           200         8,188
USAirways Group, Inc.+ .....................................           300         7,875
Wendy's International, Inc. ................................           400        10,550
                                                                             -----------
                                                                                 877,580
                                                                             -----------

INFORMATION TECHNOLOGY -- 7.7%
COMMUNICATION EQUIPMENT -- 0.8%
3Com Corp.+ ................................................           400        11,500
American Tower Corp., Class A+ .............................           200         3,913
Associated Group, Inc., Class A+ ...........................           100         6,050
Cabletron Systems, Inc.+ ...................................         6,000        94,125
COMSAT Corp. ...............................................            45         1,333
General Instrument Corp.+ ..................................           100         4,812
Rhythms Netconnections, Inc.+ ..............................           100         3,450

COMPUTERS & BUSINESS EQUIPMENT -- 3.0%
Apple Computer, Inc.+ ......................................           400        25,325
Arrow Electronics, Inc.+ ...................................           300         5,288
Avnet, Inc. ................................................         3,400       142,800
Cadence Design Systems, Inc.+ ..............................           300         3,975
Diebold, Inc. ..............................................           200         4,625
Ingram Micro, Inc.+ ........................................         2,700        34,762
Micron Technology, Inc.+ ...................................           500        33,281
Miller (Herman), Inc. ......................................         3,200        76,500
NCR Corp.+ .................................................           500        16,531
Quantum Corp.--DLT & Storage Systems+ ......................         1,700        23,906
Quantum Corp.--Hard Disk Drive+ ............................           200         1,488
Seagate Technology, Inc.+ ..................................           500        15,406
Silicon Graphics, Inc.+ ....................................           600         6,563
Steelcase, Inc. ............................................           200         2,788
Storage Technology Corp.+ ..................................           300         5,775
Tech Data Corp.+ ...........................................         1,600        37,250

ELECTRONICS -- 1.9%
Advanced Micro Devices, Inc.+ ..............................           400         6,875
American Power Conversion Corp.+ ...........................           300         5,700
AVX Corp. ..................................................           100         3,513
Conectiv, Inc. .............................................           225         4,416
Eaton Corp. ................................................           200        17,262
Fairchild Semiconductor International+ .....................         2,400        56,400
LSI Logic Corp.+ ...........................................           200        10,300

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132

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Molex, Inc. ................................................           100   $     3,637
National Semiconductor Corp.+ ..............................           500        15,250
SCI Systems, Inc.+ .........................................           100         4,444
Varian Semiconductor Equipment Associates, Inc. ............         3,900        82,144
Vishay Intertechnology, Inc.+ ..............................         2,750        65,312

SOFTWARE -- 1.3%
Adobe Systems, Inc. ........................................           300        34,050
Atmel Corp.+ ...............................................         2,800        94,675
Autodesk, Inc. .............................................           100         2,188
DST Systems, Inc.+ .........................................           100         5,687
J.D. Edwards & Co.+ ........................................           100         2,072
Mentor Graphics Corp.+ .....................................         4,500        38,531
Networks Associates, Inc.+ .................................           200         3,825
Safeguard Scientifics, Inc.+ ...............................           100         6,800
Sterling Software, Inc.+ ...................................           200         4,000
SunGard Data Systems, Inc.+ ................................           100         2,631
Symantec Corp.+ ............................................           100         3,597

TELECOMMUNICATIONS -- 0.7%
Harris Corp. ...............................................           300         8,287
Media General Inc. .........................................         1,400        71,750
NEXTLINK Communications, Inc., Class A+ ....................           200        10,369
PanAmSat Corp.+ ............................................           100         3,612
Time Warner Telecom, Inc., Class A .........................           100         2,088
                                                                             -----------
                                                                               1,130,861
                                                                             -----------

MATERIALS -- 5.9%
CHEMICALS -- 2.7%
Air Products & Chemicals, Inc. .............................           600        17,437
Arch Chemicals, Inc. .......................................            50           809
Ashland, Inc. ..............................................           200         6,725
Cabot Corp. ................................................           100         2,375
CK Witco Corp. .............................................         4,600        66,987
Eastman Chemical Co. .......................................           300        12,000
Engelhard Corp. ............................................           300         5,456
Great Lakes Chemical Corp. .................................           200         7,613
Hercules, Inc. .............................................           300         8,587
IMC Global, Inc. ...........................................         4,000        58,250
Lubrizol Corp. .............................................           200         5,138
Lyondell Chemical Co. ......................................           200         2,675
Millenium Chemicals, Inc. ..................................         3,300        67,444
Nalco Chemical Co. .........................................           200        10,100
PPG Industries, Inc. .......................................           500        30,000
Praxair, Inc. ..............................................           500        23,000
R.P.M., Inc. ...............................................           300         3,656
Rohm & Haas Co. ............................................           547        19,760
Sherwin-Williams Co. .......................................           500        10,469
Sigma-Aldrich Corp. ........................................           300         9,525
Solutia, Inc. ..............................................           300         5,363
Union Carbide Corp. ........................................           300        17,044

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

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS -- 1.6%
American Greetings Corp., Class A ..........................           300   $     7,725
Bemis Co., Inc. ............................................           100         3,388
Boise Cascade Corp. ........................................           200         7,288
Bowater, Inc. ..............................................           200        10,500
Buckeye Technologies, Inc.+ ................................         3,500        54,906
Champion International Corp. ...............................           300        15,412
Consolidated Papers, Inc. ..................................           200         5,375
Georgia-Pacific Corp. (Timber Group) .......................         2,100        48,037
Georgia-Pacific Group ......................................           500        20,250
International Paper Co. ....................................            97         4,662
Louisiana-Pacific Corp. ....................................           300         4,688
Mead Corp. .................................................           300        10,312
Reynolds & Reynolds Co., Class A ...........................           200         4,075
Smurfit-Stone Container Corp. ..............................           300         6,488
Sonoco Products Co. ........................................           300         6,844
Temple-Inland, Inc. ........................................           200        12,100
Westvaco Corp. .............................................           300         7,687
Willamette Industries, Inc. ................................           300        12,937

METALS & MINERALS -- 1.6%
AK Steel Holding Corp. .....................................         1,100        20,075
Allegheny Teledyne, Inc. ...................................           500         8,438
Armco, Inc.+ ...............................................         4,500        31,500
Crown, Cork & Seal Co., Inc. ...............................           400         9,700
Fluor Corp. ................................................           300        12,075
Homestake Mining Co. .......................................           700         6,431
Ispat International NV+ ....................................         5,100        53,231
Lafarge Corp. ..............................................           100         3,213
Martin Marietta Materials, Inc. ............................           100         3,994
Newmont Mining Corp. .......................................           500        12,937
Nucor Corp. ................................................           300        14,287
Phelps Dodge Corp. .........................................           200        11,013
Reynolds Metals Co. ........................................           200        12,075
Southdown, Inc. ............................................           100         5,350
USG Corp.+ .................................................           200         9,500
USX-US Steel Group, Inc. ...................................           300         7,725
Vulcan Materials Co. .......................................           300        10,988
                                                                             -----------
                                                                                 865,619
                                                                             -----------

REAL ESTATE -- 2.3%
REAL ESTATE COMPANIES -- 0.1%
AMB Property Corp. .........................................           200         4,238
Catellus Development Corp.+ ................................           100         1,175
St. Joe Co. ................................................           100         2,156

REAL ESTATE INVESTMENT TRUSTS -- 2.2%
Apartment Investment & Management Co., Class A .............           200         7,650
Archstone Communities Trust ................................           300         5,794
Arden Realty Group, Inc. ...................................           200         4,350
Avalonbay Communities, Inc. ................................           200         6,775
CarrAmerica Realty Corp. ...................................           200         4,388

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134

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Cornerstone Properties, Inc. ...............................           300   $     4,575
Crescent Real Estate Equities Co. ..........................           400         7,200
Duke Realty Investments, Inc. ..............................           300         5,850
Equity Office Properties Trust .............................           800        18,600
Equity Residential Properties Trust ........................           400        16,950
Franchise Finance Corp. of America .........................           100         2,338
General Growth Properties, Inc. ............................           100         3,150
Healthcare Realty Trust ....................................         4,900        91,569
Highwoods Properties Inc. ..................................           200         5,175
Host Marriott Corp. ........................................           600         5,700
HRPT Properties Trust ......................................           500         5,812
Kimco Realty Corp. .........................................           200         7,150
Liberty Property Trust .....................................           200         4,537
Mack-Cali Realty Corp. .....................................           200         5,362
New Plan Excel Realty Trust, Inc. ..........................           200         3,563
Post Properties, Inc. ......................................           100         3,931
Prison Realty Corp. ........................................           300         3,225
Public Storage, Inc. .......................................           200         5,037
Rouse Co. ..................................................           200         4,600
Simon Property Group, Inc. .................................           200         4,488
Spieker Properties, Inc. ...................................           200         6,937
Starwood Hotels & Resorts Worldwide, Inc., Class B .........         3,500        78,094
Vornado Realty Trust .......................................           200         6,500
                                                                             -----------
                                                                                 336,869
                                                                             -----------

UTILITIES -- 13.3%
ELECTRIC UTILITIES -- 9.7%
Allegheny Energy, Inc. .....................................           400        12,725
Alliant Energy Corp. .......................................           200         5,538
Ameren Corp. ...............................................           400        15,125
American Electric Power Co., Inc. ..........................           600        20,475
Carolina Power & Light Co. .................................           500        17,687
Central & South West Corp. .................................           700        14,787
Citizens Utilities Co., Class B+ ...........................           700         7,919
CMP Group, Inc. ............................................         3,000        79,125
CMS Energy Corp. ...........................................           300        10,181
Consolidated Edison, Inc. ..................................           700        29,050
Constellation Energy Group .................................           500        14,062
Dominion Resources, Inc. ...................................           600        27,075
DPL, Inc. ..................................................           500         8,813
DQE, Inc. ..................................................           300        11,738
DTE Energy Co. .............................................           500        18,062
Edison International+ ......................................         1,000        24,312
Energy East Corp. ..........................................           400         9,500
Entergy Corp. ..............................................           800        23,150
FirstEnergy Corp. ..........................................         3,300        84,150
Florida Progress Corp. .....................................           300        13,875
FPL Group, Inc. ............................................           500        25,187
GPU, Inc. ..................................................           400        13,050
Illinova Corp. .............................................         4,300       120,669

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
IPALCO Enterprises, Inc. ...................................         3,700   $    71,919
Kansas City Power & Light Co. ..............................           200         4,838
LG & E Energy Corp. ........................................           400         8,500
Minnesota Power & Light Co. ................................           200         3,513
Montana Power Co. ..........................................           400        12,175
New Century Energies, Inc. .................................           400        13,375
New England Electric Systems ...............................           200        10,375
Niagara Mohawk Holdings, Inc.+ .............................         6,900       106,519
NiSource, Inc. .............................................           400         8,850
Northeast Utilities+ .......................................        11,300       207,637
Northern States Power Co. ..................................           500        10,781
NSTAR+ .....................................................           148         5,722
Oge Energy Corp. ...........................................           200         4,450
PacifiCorp .................................................           900        18,112
PECO Energy Co. ............................................           600        22,500
Pinnacle West Capital Corp. ................................           200         7,275
Potomac Electric Power Co. .................................           400        10,175
PP&L Resources, Inc. .......................................           500        13,531
Public Service Co. of New Mexico ...........................         2,800        51,100
Public Service Enterprise Group, Inc. ......................           700        27,037
Puget Sound Energy, Inc. ...................................           200         4,488
SCANA Corp. ................................................         3,300        79,819
Sempra Energy+ .............................................           700        14,569
Sierra Pacific Resources Co. ...............................         2,072        46,102
TECO Energy, Inc. ..........................................           500        10,563
Unicom Corp. ...............................................           700        25,856
UtiliCorp United, Inc. .....................................           350         7,372
Western Resources, Inc. ....................................           300         6,413
Wisconsin Energy Corp. .....................................           400         9,375

GAS & PIPELINE UTILITIES -- 3.3%
American Water Works, Inc. .................................           200         5,788
Coastal Corp. ..............................................           500        20,469
Columbia Energy Group ......................................           300        16,612
Consolidated Natural Gas Co. ...............................           300        18,712
Dynegy, Inc. ...............................................         7,600       157,225
Eastern Enterprises ........................................         1,800        83,587
El Paso Energy Corp. .......................................           400        15,925
KN Energy, Inc.+ ...........................................           300         6,731
Keyspan Corp. ..............................................           400        11,450
MCN Corp. ..................................................           200         3,438
MDU Resources Group, Inc. ..................................         2,000        45,000
National Fuel Gas Co. ......................................           100         4,719
Nicor, Inc. ................................................           100         3,719
Peoples Energy Corp. .......................................           100         3,519
Questar Corp. ..............................................           200         3,625
Reliant Energy, Inc. .......................................           800        21,650
Southwest Gas Corp. ........................................         2,300        61,956

TELEPHONE -- 0.3%
ALLTEL Corp. ...............................................            67         4,715
AT&T Corp. - Liberty Media Group, Class A+ .................            24           891

----------------
136

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE (CONTINUED)
CenturyTel, Inc. ...........................................           450   $    18,282
Telephone & Data Systems, Inc. .............................           100         8,881
WinStar Communications, Inc.+ ..............................           100         3,906
                                                                             -----------
                                                                               1,949,996
                                                                             -----------
TOTAL INVESTMENT SECURITIES (cost $14,586,573)..............                  14,043,797
                                                                             -----------

SHORT-TERM SECURITIES -- 0.1%                                     PRINCIPAL
                                                                   AMOUNT
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.1%
United States Treasury Bills 4.55% due 12/02/99 (cost
 $19,843)...................................................      $ 20,000         19,842
                                                                              -----------

REPURCHASE AGREEMENTS -- 6.3%
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.3%
Agreement with State Street Bank & Trust Co., bearing
 interest at 4.25%, dated 9/30/99, to be repurchased
 10/01/99 in the amount of $717,085 and collateralized by
 $525,000 of U.S. Treasury Bonds, bearing interest at
 11.75%, due 2/15/01 and $135,000 of U.S. Treasury Bonds,
 bearing interest at 10.75%, due 5/15/03 and having an
 approximate value of $735,333..............................       717,000        717,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 5.25%, dated 9/30/99, to be repurchased
 10/01/99 in the amount of $207,030 and collateralized by
 $145,000 of U.S. Treasury Bonds, bearing interest at
 11.25%, due 2/15/15 and having an approximate value of
 $213,490@ .................................................       207,000        207,000
                                                                              -----------
TOTAL REPURCHASE AGREEMENTS (cost $924,000).................                      924,000
                                                                              -----------

TOTAL INVESTMENTS --
  (cost $15,530,416)                   102.1%                                            14,987,639
Liabilities in excess of other
  assets --                             (2.1)                                              (306,637)
                                       -----                                            -----------
NET ASSETS --                          100.0%                                           $14,681,002
                                       =====                                            ===========

-------------
+ Non-income producing securities
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------------------------
                                                    NUMBEEXPIRATION      VALUE AT       VALUE AS OF        UNREALIZED
                        DESCRIPTION                 CONTRACTDATE        TRADE DATE   SEPTEMBER 30, 1999   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
       2 Long           Standard & Poors 500 Index      December 1999    $134,665         $129,850          $(4,815)
                                                                                                            =======

See Notes to Financial Statements

                                                                ----------------

------------------

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO  INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

COMMON STOCK -- 90.7%
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.3%
APPAREL & TEXTILES -- 2.1%
Albany International Corp., Class A+ .......................             200   $     3,025
Authentic Fitness Corp. ....................................             200         3,512
Burlington Industries, Inc.+ ...............................             500         2,219
Collins & Aikman Corp.+ ....................................             400         2,800
Delta & Pine Land Co. ......................................             200         5,175
Donna Karan International, Inc.+ ...........................             200         1,700
G & K Services, Inc., Class A ..............................             500        20,250
Goody's Family Clothing, Inc.+ .............................             200         1,613
Kellwood Co. ...............................................             200         4,400
Kenneth Cole Productions, Inc.+ ............................           1,200        44,850
Nautica Enterprises, Inc.+ .................................             300         4,837
North Face, Inc.+ ..........................................             100           594
Oakley, Inc.+ ..............................................             100           619
Oshkosh B Gosh, Inc. .......................................             100         1,597
Phillips Van Heusen Corp. ..................................             200         1,775
Quiksilver, Inc.+ ..........................................           2,300        41,975
Reebok International Ltd.+ .................................             200         2,138
Russell Corp. ..............................................             200         2,838
Skechers U.S.A., Inc., Class A .............................           1,700         8,075
Stride Rite Corp. ..........................................             400         2,800
Tarrant Apparel Group, Inc.+ ...............................           1,500        16,875
Texas Industries, Inc. .....................................             100         3,700
Timberland Co., Class A+ ...................................           1,800        70,312
Tropical Sportswear International Corp. ....................             800        14,900
Unifi, Inc.+ ...............................................             300         3,300
Vans, Inc. .................................................           1,800        21,600
Wolverine World Wide, Inc. .................................             300         3,412

AUTOMOTIVE -- 0.8%
Aftermarket Technology Corp.+ ..............................             200         2,100
Apogee Enterprises, Inc. ...................................             300         2,109
Arvin Industries, Inc. .....................................             200         6,187
B.F. Goodrich Co. ..........................................             224         6,496
Bandag, Inc. ...............................................             100         3,200
Coachmen Industries, Inc. ..................................             100         1,538
CSK Auto Corp.+ ............................................             100         2,181
Delco Remy International, Inc.+ ............................             200         1,800
Detroit Diesel Corp. .......................................             100         1,850
Discount Auto Parts, Inc.+ .................................             100         1,613
Dollar Thrifty Automotive Group, Inc.+ .....................             200         4,137
Donaldson Co., Inc. ........................................             300         6,956
Dura Automotive Systems, Inc.+ .............................             134         3,224
Federal Signal Corp. .......................................             300         5,962
Fleetwood Enterprises, Inc. ................................             200         4,038
Group 1 Automotive, Inc.+ ..................................             100         1,831
Hayes Lemmerz International, Inc.+ .........................             100         2,325

----------------
138

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE (CONTINUED)
Keystone Automotive Industries, Inc.+ ......................             100   $     1,094
Lithia Motors, Inc.+ .......................................             100         2,294
Mark IV Industries, Inc. ...................................             200         3,950
Mascotech, Inc. ............................................             300         4,856
Midas, Inc. ................................................             100         2,063
Modine Manufacturing Co. ...................................             100         2,331
O'Reilly Automotive, Inc.+ .................................             100         4,766
OEA, Inc. ..................................................             200         1,525
Pep Boys-Manny, Moe & Jack .................................             300         4,462
Polaris Industries, Inc. ...................................             200         6,925
Skyline Corp. ..............................................             100         2,569
Stoneridge, Inc.+ ..........................................             100         1,738
Superior Industries International, Inc. ....................             100         2,800
Titan International, Inc. ..................................             200         2,050
Tower Automotive, Inc.+ ....................................             300         5,944
Winnebago Industries, Inc. .................................             200         4,787

HOUSING -- 1.9%
Bassett Furniture Industries, Inc. .........................             100         1,900
Champion Enterprises, Inc.+ ................................             300         2,700
Comfort Systems USA, Inc.+ .................................             300         3,525
Cost Plus, Inc.+ ...........................................             950        46,075
Crossmann Communities, Inc.+ ...............................           1,600        26,100
Ethan Allen Interiors, Inc. ................................             200         6,362
Fairfield Communities, Inc.+ ...............................             300         3,281
Fedders USA, Inc. ..........................................             400         2,400
Foster Wheeler Corp. .......................................             300         3,619
Furniture Brands International, Inc.+ ......................             300         5,906
Genlyte Group, Inc.+ .......................................             100         2,375
Griffon Corp.+ .............................................             300         2,400
Group Maintenance America Corp.+ ...........................             100         1,250
Hughes Supply, Inc. ........................................             100         2,175
Kaufman & Broad Home Corp. .................................             300         6,187
La-Z-Boy, Inc. .............................................             400         7,625
Lennar Corp. ...............................................             300         4,781
Libbey, Inc. ...............................................             100         2,956
Mikasa, Inc. ...............................................             100         1,175
National Presto Industries, Inc. ...........................             100         3,863
NCI Building Systems, Inc.+ ................................             100         1,656
NVR, Inc.+ .................................................             100         5,050
O'Sullivan Industries Holdings, Inc.+ ......................             200         3,000
Oakwood Homes Corp. ........................................             400         1,800
Oneida Ltd. ................................................             100         2,381
Palm Harbor Homes, Inc.+ ...................................             100         1,375
Pittston Brink's Group .....................................             200         4,638
Rayovac Corp.+ .............................................             200         4,325
Regal-Beloit Corp. .........................................             200         4,150
Regis Corp. ................................................             150         2,888
Ryland Group, Inc. .........................................             100         2,275
SLI, Inc.+ .................................................           2,800        59,675
Springs Industries, Inc., Class A ..........................             100         3,394

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
HOUSING (CONTINUED)
Standard Pacific Corp. .....................................             200   $     2,050
Toll Brothers, Inc.+ .......................................             200         3,813
Toro Co. ...................................................             100         3,738
United States Home Corp.+ ..................................             100         2,781
Virco Manufacturing Co. ....................................             110         1,746
Webb (Del E.) Corp. ........................................             200         4,400

RETAIL -- 4.5%
Abercrombie & Fitch Co.+ ...................................           1,600        54,500
Action Performance Cos., Inc.+ .............................             100         2,106
American Business Products, Inc. ...........................             100         1,575
Ames Department Stores, Inc.+ ..............................           1,300        41,437
AnnTaylor Stores Corp.+ ....................................             100         4,087
Arctic Cat, Inc. ...........................................             100           956
barnesandnoble.com, Inc.+ ..................................             100         1,931
Beyond.com Corp.+ ..........................................           1,500        18,375
Bombay Co., Inc.+ ..........................................             400         2,025
Borders Group, Inc.+ .......................................             400         5,875
Boyds Collection Ltd.+ .....................................             400         4,900
Brown Shoe Co., Inc. .......................................             200         3,662
Burlington Coat Factory Warehouse Corp. ....................             200         3,950
Casey's General Stores, Inc. ...............................             400         5,362
CDnow, Inc. ................................................             100         1,244
Children's Place Retail Stores, Inc.+ ......................             100         2,663
Duane Reade, Inc.+ .........................................             100         3,013
Egghead.com, Inc.+ .........................................             200         1,400
Enesco Group, Inc. .........................................             200         3,075
Factory 2-U Stores, Inc.+ ..................................             100         2,988
Fair, Isaac & Co., Inc. ....................................             100         2,806
Footstar, Inc.+ ............................................             100         3,525
Guitar Center, Inc.+ .......................................             100           944
Gymboree Corp.+ ............................................             200         1,375
Handleman Co.+ .............................................             300         3,975
Haverty Furniture Co., Inc. ................................             200         2,900
Heilig-Meyers Co. ..........................................             400         1,900
Hollywood Entertainment Corp.+ .............................             200         3,000
Homebase, Inc.+ ............................................             400         1,575
Ingles Markets, Inc. .......................................             100         1,319
Jostens, Inc. ..............................................             200         3,825
Just For Feet, Inc.+ .......................................             300           619
Mannatech, Inc.+ ...........................................             100           656
Men's Wearhouse, Inc.+ .....................................             143         3,075
Michaels Stores, Inc.+ .....................................             200         5,900
Movado Group, Inc. .........................................             100         2,300
Musicland Stores, Inc.+ ....................................             300         2,625
OfficeMax, Inc.+ ...........................................             600         3,488
Pacific Sunwear of California+ .............................           4,300       120,534
Petco Animal Supplies, Inc.+ ...............................             200         2,375
PetSmart, Inc.+ ............................................             800         2,975
Pier 1 Imports, Inc. .......................................             500         3,375
Racing Champions Corp.+ ....................................             100           569

----------------
140

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Ruddick Corp. ..............................................             300   $     4,762
Shoe Carnival, Inc.+ .......................................           1,900        21,019
ShopKo Stores, Inc.+ .......................................             200         5,800
Smart & Final, Inc. ........................................             200         2,000
Spiegel, Inc., Class A+ ....................................             200         2,025
Stage Stores, Inc.+ ........................................           4,000        24,750
Stamps.com, Inc. ...........................................             500        17,375
Stein Mart, Inc.+ ..........................................             300         2,138
Sunglass Hut International, Inc.+ ..........................           3,700        39,081
Talbots, Inc. ..............................................           1,300        58,419
Ticketmaster Online-Citysearch, Inc., Class B ..............           2,000        48,375
Topps Co., Inc.+ ...........................................             400         3,000
Tuesday Morning Corp. ......................................             100         2,525
Value City Department Stores, Inc.+ ........................             100         1,500
West Marine, Inc.+ .........................................             100           800
Wet Seal, Inc., Class A+ ...................................             100         1,656
Wild Oats Markets, Inc.+ ...................................           1,000        39,500
                                                                               -----------
                                                                                 1,269,866
                                                                               -----------

CONSUMER STAPLES -- 1.8%
FOOD, BEVERAGE & TOBACCO -- 1.3%
Agribrands International, Inc.+ ............................             100         4,962
American Italian Pasta Co., Class A+ .......................             100         2,863
Beringer Wine Estates Holdings, Inc., Class B+ .............             100         4,106
Canandaigua Brands, Inc., Class A+ .........................             100         5,975
Chiquita Brands International, Inc. ........................             400         2,375
Corn Products International, Inc. ..........................             200         6,087
Del Monte Foods Co.+ .......................................             400         5,650
Dreyer's Grand Ice Cream, Inc. .............................             200         3,475
EarthShell Corp.+ ..........................................             300         1,163
Fleming Cos., Inc. .........................................             300         2,944
General Cigar Holdings, Inc., Class A+ .....................             200         1,350
Great Atlantic & Pacific Tea Co., Inc. .....................             200         6,062
Hain Food Group, Inc.+ .....................................             100         2,475
Horizon Organic Holding Corp.+ .............................           1,200        13,350
International Home Foods, Inc.+ ............................             100         1,750
International Multifoods Corp. .............................             100         2,300
Ionics, Inc.+ ..............................................             100         3,238
Lance, Inc. ................................................             300         3,919
Michael Foods, Inc.+ .......................................             200         5,256
Northland Cranberries, Inc. ................................           1,600        10,450
Performance Food Group Co.+ ................................             100         2,563
Pilgrim's Pride Corp., Class A .............................              50           256
Pilgrim's Pride Corp., Class B .............................             100           869
Ralcorp Holdings, Inc.+ ....................................             200         3,537
Riviana Foods, Inc. ........................................             100         1,925
Schweitzer Mauduit International, Inc. .....................             200         2,588
Smithfield Foods, Inc.+ ....................................           1,300        34,775
Smucker (J.M.) Co., Class A ................................             200         4,225
Suiza Foods Corp. ..........................................             200         7,500

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
SUPERVALU, Inc. ............................................               2   $        44
Triarc Companies, Inc., Class A+ ...........................             200         4,287
United Natural Foods, Inc.+ ................................             900         7,903
United Water Resources, Inc. ...............................             100         3,262
Universal Corp. ............................................             200         5,225
Universal Foods Corp. ......................................             300         6,881
Vlasic Foods International, Inc.+ ..........................             200         1,388
Whole Foods Market, Inc.+ ..................................             100         3,272

HOUSEHOLD PRODUCTS -- 0.5%
Carter-Wallace, Inc. .......................................             200         3,575
Central Garden & Pet Co.+ ..................................             100           763
Church & Dwight, Co., Inc. .................................             200         5,000
CLARCOR, Inc. ..............................................             200         3,362
CSS Industries, Inc.+ ......................................             100         2,300
Kimberly-Clark Corp. .......................................              89         4,661
Nature's Sunshine Products, Inc. ...........................             100           947
Playtex Products, Inc.+ ....................................             100         1,475
Scott Technologies, Inc.+ ..................................             200         3,950
Tupperware Corp. ...........................................             300         6,075
Windmere-Durable Holdings, Inc.+ ...........................             200         2,412
Yankee Candle Co., Inc.+ ...................................           1,700        32,831
                                                                               -----------
                                                                                   247,601
                                                                               -----------

ENERGY -- 6.0%
ENERGY SERVICES -- 3.3%
Avista Corp. ...............................................             200         3,512
BJ Services Co.+ ...........................................           2,400        76,350
Friede Goldman International, Inc.+ ........................             100         1,013
Global Marine, Inc.+ .......................................           1,500        24,656
Grey Wolf, Inc.+ ...........................................           1,200         3,600
Hanover Compressor Co.+ ....................................             200         6,362
Jones Lang Lasalle, Inc.+ ..................................             200         3,225
Key Energy Services, Inc.+ .................................             400         1,975
Marine Drilling Co., Inc. + ................................             400         6,325
Maverick Tube Corp.+ .......................................             200         3,325
Navigant Consulting Co.+ ...................................           1,400        64,925
Offshore Logistics, Inc.+ ..................................           2,300        23,719
Patterson Energy, Inc.+ ....................................             300         4,556
Pool Energy Services Co.+ ..................................             100         2,463
Precision Drilling Corp.+ ..................................           2,500        57,969
Pride International, Inc.+ .................................             400         5,675
RPC, Inc. ..................................................             100           694
SEACOR SMIT, Inc. ..........................................             100         5,125
Transocean Offshore, Inc. ..................................           1,200        36,750
Tuboscope, Inc.+ ...........................................             200         2,488
Varco International, Inc.+ .................................             300         3,656
Vintage Petroleum, Inc. ....................................           3,800        51,300
Weatherford International, Inc.+ ...........................           1,900        60,800

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 2.7%
Arch Coal, Inc. ............................................             200   $     2,463
Atmos Energy Corp. .........................................             200         4,825
Barrett Resources Corp.+ ...................................             200         7,387
Belco Oil & Gas Corp.+ .....................................             100           675
Berry Petroleum Co. ........................................             200         2,713
Cabot Oil & Gas Corp., Class A .............................             100         1,725
Core Laboratories NV+ ......................................           3,300        62,081
Cross Timbers Oil Co. ......................................             300         4,050
Devon Energy Corp. .........................................              89         3,688
Diamond Offshore Drilling, Inc. ............................           1,000        33,375
EEX Corp.+ .................................................             400         1,175
Equitable Resources, Inc. ..................................             200         7,562
Ethyl Corp. ................................................             600         2,325
Evergreen Resources, Inc.+ .................................           1,300        31,281
Forest Oil Corp.+ ..........................................             300         5,119
Harken Energy Corp.+ .......................................           6,900         7,762
Helmerich & Payne, Inc. ....................................             300         7,594
Lone Star Technologies, Inc.+ ..............................             100         2,000
McMoran Exploration Co.+ ...................................             200         4,300
Meridian Resource Corp.+ ...................................             300         1,425
National-Oilwell, Inc.+ ....................................             200         3,288
Newfield Exploration Co.+ ..................................             200         6,587
Pennzoil Quaker State Co. ..................................             400         5,050
Plains Resources, Inc.+ ....................................             200         3,575
Pogo Producing Co. .........................................             300         6,225
Semco Energy, Inc. .........................................             200         2,788
Smith International, Inc.+ .................................           1,700        68,850
Stone Energy Corp.+ ........................................           1,300        66,137
Tesoro Petroleum Corp.+ ....................................             300         4,950
Tom Brown, Inc.+ ...........................................             200         2,950
Valero Energy Corp. ........................................             200         3,850
                                                                               -----------
                                                                                   818,238
                                                                               -----------

FINANCE -- 6.1%
BANKS -- 2.8%
1St Source Corp. ...........................................             100         2,400
AMCORE Financial, Inc. .....................................             200         4,125
Anchor Bancorp Wisconsin, Inc. .............................             100         1,625
Area Bancshares Corp. ......................................             100         2,881
BancFirst Ohio Corp. .......................................             100         2,150
BancorpSouth, Inc. .........................................             400         6,775
BancWest Corp. .............................................             100         4,062
Bank United Corp., Class A .................................             100         3,237
BankAtlantic Bancorp, Inc., Class A ........................              30           167
BankAtlantic Bancorp, Inc., Class B ........................             200         1,269
Banknorth Group, Inc. ......................................             100         2,988
Bay View Capital Corp. .....................................             200         2,650
Brookline Bancorp, Inc. ....................................             100         1,019
BT Financial Corp. .........................................             100         2,413
Capitol Federal Financial ..................................             500         4,984

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Centennial Bancorp+ ........................................             210   $     2,441
Century South Banks, Inc. ..................................             100         2,300
CFS Bancorp, Inc. ..........................................             300         3,131
Chemical Financial Corp. ...................................             100         3,394
Citizens Banking Corp. .....................................             200         5,225
City Holding Co. ...........................................             100         1,925
Commerce Bancorp, Inc. .....................................             200         8,300
Commonwealth Bancorp, Inc. .................................             100         1,706
Community First Bankshares, Inc. ...........................             200         3,375
Community Trust Bancorp, Inc. ..............................             110         2,386
CVB Financial Corp. ........................................             100         2,650
Dime Community Bancorp, Inc.+ ..............................             100         2,075
F & M Bancorp, Inc. ........................................             100         3,475
F & M National Corp. .......................................             206         5,356
First Bancorp Puerto Rico ..................................             100         1,975
First Charter Corp. ........................................             200         3,500
First Commonwealth Financial Corp. .........................             200         5,100
First Financial Bancorp ....................................             200         4,700
First Indiana Corp. ........................................             100         2,100
First Liberty Financial Corp. ..............................             100         2,825
First Midwest Bancorp, Inc. ................................             200         7,637
First Republic Bank+ .......................................             100         2,650
First United Bancshares, Inc. ..............................             200         3,550
First Washington Bancorp, Inc. .............................             200         3,500
FirstFed Financial Corp.+ ..................................             200         3,475
Frontier Financial Corp.+ ..................................             200         5,050
GBC Bancorp ................................................              85         1,647
Greater Bay Bancorp ........................................             100         3,387
Hamilton Bancorp, Inc.+ ....................................             100         2,125
Hancock Holding Co. ........................................             100         4,000
Imperial Bancorp+ ..........................................             208         4,420
Independence Community Bank Corp. ..........................             500         5,969
Independent Bank Corp. .....................................             100         1,306
Independent Energy Holdings PLC+ ...........................           1,400        26,862
International Bancshares Corp. .............................             125         5,594
Interwest Bancorp, Inc. ....................................             100         2,075
Long Beach Financial Corp.+ ................................             200         3,175
MAF Bancorp, Inc. ..........................................             200         3,975
Midwest Banc Holdings, Inc. ................................             100         1,638
Mississippi Valley Bankshares, Inc. ........................             100         3,156
National Bancorp of Alaska, Inc. ...........................             100         2,563
National City Bancshares, Inc. .............................             100         3,050
National Penn Bancshares, Inc. .............................             200         5,500
NBT Bancorp, Inc. ..........................................             100         1,731
Netbank, Inc.+ .............................................           1,000        22,125
Northwest Bancorp, Inc. ....................................             300         2,588
One Valley Bancorp West Virginia, Inc. .....................             300        10,350
Oriental Financial Group, Inc. .............................             100         2,300
PFF Bancorp, Inc. ..........................................             200         4,125
Premier Bancshares, Inc. ...................................             200         3,500
Provident Bankshares Corp. .................................             210         4,469

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Queens County Bancorp, Inc. ................................             200   $     5,525
Republic Bancorp, Inc. .....................................             200         2,313
Republic Bancshares, Inc.+ .................................             100         1,450
Republic Security Financial Corp. ..........................             400         3,475
Resource Bancshares Mortgage Group, Inc. ...................             300         1,491
Riggs National Corp. .......................................             100         1,688
S & T Bancorp, Inc. ........................................             100         2,275
Silicon Valley Bancshares, Inc.+ ...........................             100         2,413
Sky Financial Group, Inc. ..................................             421         9,893
Southwest Bancorp of Texas, Inc.+ ..........................             200         3,487
St. Paul Bancorp, Inc. .....................................             200         4,575
Staten Island Bancorp, Inc. ................................             400         7,525
Susquehanna Bancshares, Inc. ...............................             200         3,450
Telebanc Financial Corp.+ ..................................             200         4,600
Texas Regional Bancshares, Inc., Class A ...................             100         2,475
The Trust Co. of New Jersey ................................             200         4,600
Triangle Bancorp, Inc. .....................................             300         5,550
TrustCo. Bank Corp. ........................................             200         5,906
U.S.B. Holding Co., Inc. ...................................             100         1,675
United Bankshares, Inc. ....................................             300         7,294
Washington Federal, Inc. ...................................             300         6,956
WesBanco, Inc. .............................................             200         5,100
West Coast Bancorp .........................................             200         2,950
Westcorp, Inc. .............................................             200         2,988
Western Bancorp ............................................             200         7,725
Westernbank Puerto Rico ....................................             300         3,637
Whitney Holding Corp. ......................................             100         3,437

FINANCIAL SERVICES -- 2.0%
Advanta Corp. ..............................................             200         2,925
Advest Group, Inc. .........................................             100         1,825
Affiliated Managers Group, Inc.+ ...........................             100         2,725
Alfa Corp. .................................................             200         3,250
Allied Capital Corp. .......................................             300         6,731
AmeriCredit Corp.+ .........................................             400         5,975
Arcadia Financial Ltd.+ ....................................             300         1,294
Carolina First Corp. .......................................             100         1,981
Cash America International, Inc. ...........................             300         2,831
Cathay Bancorp, Inc. .......................................             100         3,569
Century Business Services, Inc.+ ...........................             400         4,650
Charles River Associates, Inc.+ ............................             100         2,787
Charter Municipal Mortgage Acceptance Co. ..................             100         1,306
Chicago Title Corp. ........................................             100         3,994
Chittenden Corp. ...........................................             207         5,899
Conning Corp. ..............................................             100         1,150
ContiFinancial Corp.+ ......................................             200           213
Credit Acceptance Corp.+ ...................................             300         1,800
Dain Rauscher Corp. ........................................             100         4,900
Doral Financial Corp. ......................................             100         1,338
Eaton Vance Corp. ..........................................             200         6,400
Enhance Financial Services Group, Inc. .....................             100         1,769

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
EVEREN Capital Corp. .......................................             100   $     2,950
Federal Agricultural Mortgage Corp.+ .......................             400         7,975
Financial Federal Corp.+ ...................................             100         1,888
FiNet.com, Inc.+ ...........................................             400         1,213
First Financial Holdings, Inc. .............................             200         3,462
First Sentinel Bancorp, Inc. ...............................             400         3,125
First Sierra Financial, Inc.+ ..............................             100         1,069
Franchise Mortgage Acceptance Co.+ .........................             200         1,425
Franklin Covey Co.+ ........................................             300         2,306
Freedom Securities Corp.+ ..................................             200         2,700
Friedman, Billings, Ramsey Group, Inc.+ ....................             200         1,388
Grand Premier Financial, Inc. ..............................             100         1,538
Hambrecht & Quist Group+ ...................................             200         9,787
Heller Financial, Inc. .....................................              18           405
Hudson United Bancorp ......................................             300         9,244
Imperial Credit Industries, Inc.+ ..........................             200           875
IndyMac Mortgage Holdings, Inc. ............................             500         7,500
Insignia Financial Group, Inc.+ ............................             100           875
Investors Financial Services Corp. .........................             100         3,437
Jeffries Group, Inc. .......................................             200         4,175
LandAmerica Financial Group, Inc. ..........................             100         1,975
Leucadia National Corp. ....................................             200         4,200
M.D.C. Holdings, Inc. ......................................             100         1,619
Medallion Financial Corp. ..................................             100         2,025
Metris Cos., Inc. ..........................................             200         5,887
Mid-State Bancshares .......................................             100         3,062
Morgan Keegan, Inc. ........................................             100         1,706
Morgan Stanley, Dean Witter & Co. ..........................             400        35,675
National Discount Brokers Group+ ...........................             100         2,644
New Century Financial Corp.+ ...............................             100         1,763
Pacific Capital Bancorp ....................................             100         3,444
Phoenix Investment Partners Ltd. ...........................             400         3,350
Pioneer Group, Inc. ........................................             200         3,000
PMA Capital Corp. ..........................................             200         4,000
Pulte Corp. ................................................             200         4,350
Raymond James Financial, Inc. ..............................             200         3,987
Resource America, Inc. .....................................             200         1,488
Richmond County Financial Corp. ............................             100         1,881
Seacoast Financial Services Corp. ..........................             400         4,000
Security Capital Group, Inc., Class B+ .....................             300         4,406
Shoreline Financial Corp. ..................................             125         2,586
StanCorp. Financial Group, Inc. ............................             100         2,238
Sterling Bancshares, Inc. ..................................             300         3,431
UMB Financial Corp. ........................................             100         4,175
UniCapital Corp.+ ..........................................             400         1,275
Unistar Financial Service Corp.+ ...........................             100         2,763
United Asset Management Corp. ..............................             200         3,850
United Community Financial Corp. ...........................             100         1,381
United National Bancorp ....................................             200         4,650
UST Corp. ..................................................             300         9,225
Webster Financial Corp. ....................................             300         7,650

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE -- 1.3%
Acceptance Insurance Cos., Inc.+ ...........................             100   $     1,275
American Heritage Life Investment Corp. ....................             100         3,175
AmerUs Life Holdings, Inc., Class A ........................             100         2,119
Argonaut Group, Inc. .......................................             100         2,513
ARM Financial Group, Inc. ..................................             200            19
Arthur J. Gallagher & Co. ..................................             100         5,325
Brown & Brown, Inc. ........................................             100         3,325
Capital Re Corp. ...........................................             200         2,000
ChoicePoint, Inc.+ .........................................             100         6,737
Chubb Corp. ................................................             123         6,127
CNA Surety Corp. ...........................................             200         2,625
Commerce Group, Inc. .......................................             100         2,300
Crawford & Co., Class B ....................................             300         4,294
Delphi Financial Group, Inc.+ ..............................             100         3,019
E.W. Blanch Holdings, Inc. .................................             100         6,512
FBL Financial Group, Inc. ..................................             200         4,125
Fidelity National Financial, Inc. ..........................             200         3,038
First American Financial Corp. .............................             300         4,013
Foremost Corp. of America ..................................             100         2,400
FPIC Insurance Group, Inc.+ ................................             100         1,506
Frontier Insurance Group, Inc. .............................             200         1,750
Guarantee Life Cos., Inc. ..................................             100         3,056
HCC Insurance Holdings, Inc. ...............................             300         5,044
Hilb, Rogal & Hamilton Co. .................................             200         5,012
Horace Mann Educators Corp. ................................             200         5,162
Irwin Financial Corp. ......................................             100         2,006
Liberty Corp. ..............................................             100         4,638
Liberty Financial Cos., Inc. ...............................             200         4,388
Life USA Holdings, Inc. ....................................             200         4,125
Medical Assurance, Inc.+ ...................................             200         5,012
MMI Cos., Inc. .............................................             200         2,188
MONY Group, Inc. ...........................................             300         8,662
Ohio Casualty Corp. ........................................             400         6,750
Orion Capital Corp. ........................................             100         4,737
PICO Holdings, Inc.+ .......................................             100         2,144
Presidential Life Corp. ....................................             200         3,425
Professionals Group, Inc.+ .................................             100         2,500
PXRE Group Ltd. ............................................             100         1,456
Radian Group, Inc. .........................................             206         8,845
Reliance Group Holdings, Inc. ..............................             600         2,663
SCPIE Holdings, Inc. .......................................             100         3,150
Selective Insurance Group, Inc. ............................             300         5,662
Superior National Insurance Group, Inc.+ ...................             200         2,813
UICI+ ......................................................             200         5,112
W.R. Berkley Corp. .........................................             200         4,600
                                                                               -----------
                                                                                   828,311
                                                                               -----------

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
HEALTHCARE -- 9.7%
DRUGS -- 2.9%
ALARIS Medical, Inc.+ ......................................             100   $       300
Algos Pharmaceutical Corp.+ ................................             100           850
Alkermes, Inc.+ ............................................           2,100        60,506
Alpharma, Inc., Class A ....................................             100         3,531
AmeriSource Health Corp., Class A+ .........................             200         4,737
Barr Laboratories, Inc.+ ...................................             100         3,175
Bindley Western Industries, Inc. ...........................             266         3,807
Bio-Technology General Corp.+ ..............................             300         2,878
Caremark Rx, Inc.+ .........................................           1,100         6,187
Centocor, Inc.+ ............................................             500        29,281
Cephalon, Inc.+ ............................................           2,700        48,516
COR Therapeutics, Inc.+ ....................................             200         3,800
Coulter Pharmaceutical, Inc.+ ..............................             200         2,788
Dura Pharmaceuticals, Inc.+ ................................             300         4,181
Enzo Biochem, Inc.+ ........................................             200         5,675
GelTex Pharmaceuticals, Inc.+ ..............................             100         1,113
Gilead Sciences, Inc.+ .....................................             275        17,652
Human Genome Sciences, Inc.+ ...............................             200        14,750
ICOS Corp.+ ................................................             700        20,650
IDEC Pharmaceuticals Corp.+ ................................             100         9,403
Imclone Systems, Inc.+ .....................................             200         6,650
Incyte Pharmacuticals, Inc.+ ...............................             100         2,313
Isis Pharmaceuticals, Inc.+ ................................             200         2,238
Jones Pharma, Inc. .........................................             150         4,945
King Pharmaceuticals, Inc.+ ................................             100         3,500
Ligand Pharmaceuticals, Inc.+ ..............................             300         2,288
Liposome, Inc.+ ............................................             200         1,522
Macrochem Corp.+ ...........................................             200         1,200
Medicis Pharmaceutical Corp., Class A+ .....................             150         4,275
Millenium Pharmaceuticals, Inc.+ ...........................             800        52,000
NBTY, Inc.+ ................................................             300         2,288
Neurogen Corp.+ ............................................             100         1,663
Organogenesis, Inc.+ .......................................             200         1,488
Owens & Minor, Inc. ........................................             300         2,887
PAREXEL International Corp. + ..............................             200         1,825
PathoGenesis Corp.+ ........................................             200         3,075
Perrigo Co.+ ...............................................             300         2,363
Pharmaceutical Product Development, Inc.+ ..................             100         1,356
Protein Design Labs, Inc.+ .................................             200         7,225
Regeneron Pharmaceuticals, Inc.+ ...........................             100           813
ResMed, Inc.+ ..............................................             100         3,312
Roberts Pharmaceutical Corp.+ ..............................             200         6,050
Serologicals Corp.+ ........................................             200           850
SICOR, Inc.+ ...............................................             700         2,778
SuperGen, Inc. .............................................             200         4,587
Syncor International Corp. .................................             100         3,750
Transkaryotic Therapies, Inc.+ .............................             100         5,137
Triangle Pharmaceuticals, Inc. .............................             200         3,850
Twinlab Corp.+ .............................................           1,500        13,312
US Bioscience, Inc.+ .......................................             300         4,275
Vertex Pharmaceuticals, Inc.+ ..............................             100         3,106

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES -- 3.8%
Advance Paradigm, Inc.+ ....................................             100   $     5,475
Alterra Healthcare Corp.+ ..................................             100           888
AmeriPath, Inc.+ ...........................................             100           838
Anesta Corp.+ ..............................................             100           919
Apria Healthcare Group, Inc.+ ..............................             500         8,375
Bally Total Fitness Holding Corp.+ .........................           2,300        70,294
Beverly Enterprises, Inc.+ .................................             500         2,125
Capital Senior Living Corp.+ ...............................             100           756
CareMatrix Corp.+ ..........................................           2,400        12,450
Cerner Corp.+ ..............................................             200         3,050
ChiRex, Inc.+ ..............................................             100         2,581
Covance, Inc.+ .............................................             300         2,906
Coventry Health Care, Inc.+ ................................             400         3,800
Dendrite International, Inc.+ ..............................             700        33,075
Diagnostic Products Corp. ..................................             100         2,681
Eclipsys Corp. .............................................             100         1,438
Express Scripts, Inc., Class A+ ............................             500        39,125
First Health Group Corp.+ ..................................             300         6,731
Hanger Orthopedic Group, Inc.+ .............................           2,900        42,050
Healthcare Services Group, Inc.+ ...........................           2,000        16,312
Henry Schein, Inc.+ ........................................             100         1,425
IDEXX Laboratories, Inc.+ ..................................             200         3,444
IDX Systems Corp.+ .........................................             100         1,813
Integrated Health Services, Inc.+ ..........................             400           625
Invacare Corp. .............................................             200         3,912
Lifepoint Hospitals, Inc.+ .................................             300         2,606
Magellan Health Services, Inc.+ ............................             300         2,194
Matria Healthcare, Inc.+ ...................................           3,500        20,562
Mid Atlantic Medical Services, Inc.+ .......................             400         3,575
Nielsen Media Research, Inc.+ ..............................           2,400        89,250
Orthodontic Centers of America, Inc.+ ......................             300         5,250
Patterson Dental Co.+ ......................................             200         9,912
Pediatrix Medical Group, Inc.+ .............................             100         1,388
PhyCor, Inc.+ ..............................................             300         1,313
Priority Healthcare Corp., Class B+ ........................              50         1,544
Proxymed Pharmacy, Inc.+ ...................................             200         2,513
Quest Diagnostics, Inc.+ ...................................             200         5,200
Quorum Health Group, Inc.+ .................................             400         2,812
Renal Care Group, Inc.+ ....................................             300         6,572
Res-Care, Inc.+ ............................................             200         3,400
Sierra Health Services, Inc.+ ..............................             300         3,037
Sun Healthcare Group, Inc.+ ................................             700           168
Sunrise Assisted Living, Inc. ..............................           2,100        55,781
Total Renal Care Holdings, Inc.+ ...........................             400         2,975
Triad Hospitals, Inc. ......................................             300         3,037
United Payors & United Providers, Inc.+ ....................             200         3,525
US Oncology, Inc.+ .........................................           2,400        21,750
Veterinary Centers of America, Inc.+ .......................             100         1,144

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 3.0%
Acuson Corp.+ ..............................................             200   $     2,550
Affymetrix, Inc.+ ..........................................             500        49,219
Airgas, Inc.+ ..............................................             500         5,812
Arrow International, Inc. ..................................             800        20,450
ATS Medical, Inc.+ .........................................           2,600        25,837
Biomatrix, Inc.+ ...........................................             100         2,244
Block Drug Co., Inc. .......................................             100         3,594
BriteSmile, Inc.+ ..........................................             100           969
Coherent, Inc.+ ............................................             500        11,156
CONMED Corp.+ ..............................................             100         2,450
Cooper Cos., Inc. ..........................................             100         3,087
Cyberonics, Inc.+ ..........................................             100         1,788
Cytyc Corp.+ ...............................................             200         7,737
Datascope Corp.+ ...........................................             100         3,512
Dionex Corp.+ ..............................................             400        17,100
Eclipse Surgical Technologies, Inc.+ .......................             200         3,300
EG & G, Inc. ...............................................             200         7,962
EntreMed, Inc.+ ............................................             100         2,163
Enzon, Inc.+ ...............................................             200         6,100
Genzyme Corp.+ .............................................             500        22,531
Gliatech, Inc.+ ............................................             100         1,713
Haemonetics Corp. + ........................................             200         3,937
Herbalife International, Inc., Class A .....................             100         1,525
Inhale Therapeutic Systems, Inc.+ ..........................             100         3,037
Lam Research Corp.+ ........................................             200        12,200
Landauer, Inc. .............................................             100         2,512
LaserSight, Inc.+ ..........................................             200         2,725
Mentor Corp. ...............................................             200         5,700
Molecular Devices Corp.+ ...................................             100         2,750
Myriad Genetics, Inc.+ .....................................           1,500        25,500
Novoste Corp.+ .............................................             100         1,784
Ocular Sciences, Inc.+ .....................................             200         3,875
OnHealth Network Co.+ ......................................             200         1,250
Orthofix International NV+ .................................             800        10,900
Osteotech, Inc.+ ...........................................             100         1,363
PE Corp.-Celera Genomics Group .............................             100         4,025
Perclose, Inc.+ ............................................             100         4,656
PSS World Med, Inc.+ .......................................             500         4,469
QLT PhotoTherapeutics, Inc.+ ...............................             600        45,862
Respironics, Inc.+ .........................................             200         1,650
Rexall Sundown, Inc.+ ......................................             300         3,694
Sabratek Corp.+ ............................................             100           281
Safeskin Corp.+ ............................................             200         1,644
SangStat Medical Corp.+ ....................................             100         2,138
Sola International, Inc.+ ..................................             200         3,100
STERIS Corp. ...............................................             400         5,500
Summit Technology, Inc.+ ...................................             300         5,494
Sunrise Technologies International, Inc. ...................             300         1,416
Techne Corp.+ ..............................................             100         3,137
Theragenics Corp.+ .........................................           2,200        28,050
Thermo Cardiosystems, Inc.+ ................................             100           713

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Thermo Optek Corp.+ ........................................             100   $       844
Trex Medical Corp.+ ........................................             200           825
Varian Medical Systems, Inc. ...............................             200         4,375
Vital Signs, Inc. ..........................................             100         2,038
Wesley Jessen VisionCare, Inc.+ ............................             100         3,119
                                                                               -----------
                                                                                 1,324,659
                                                                               -----------

INDUSTRIAL & COMMERCIAL -- 13.5%
AEROSPACE & MILITARY TECHNOLOGY -- 1.1%
AAR Corp. ..................................................             100         1,800
BE Aerospace, Inc.+ ........................................             200         2,388
Fairchild Corp., Class A + .................................             157         1,609
GenCorp, Inc. ..............................................             200         3,663
Harsco Corp. ...............................................             200         5,525
Heico Corp., Class A .......................................           2,400        46,200
Kaman Corp. ................................................             200         2,550
Kellstrom Industries, Inc.+ ................................             100           978
Orbital Sciences Corp.+ ....................................           3,800        66,500
REMEC, Inc.+ ...............................................             200         2,750
Sturm, Ruger & Co., Inc. ...................................             300         2,700
Sunbeam Corp.+ .............................................             400         2,275
Titan Corp. ................................................             300         4,312

BUSINESS SERVICES -- 7.6%
Aaron Rents, Inc. ..........................................             200         3,450
Abacus Direct Corp.+ .......................................             100        12,187
ABM Industries, Inc. .......................................             100         2,538
ADVO, Inc.+ ................................................             200         3,987
Aegis Communications Group, Inc.+ ..........................           5,500         2,805
AHL Services, Inc.+ ........................................             100         2,606
Albany Molecular Research, Inc.+ ...........................             600        15,075
Amdocs Ltd.+ ...............................................             700        14,700
AMERCO+ ....................................................             100         2,856
Analysts International Corp. ...............................             200         2,075
Armor Holdings, Inc.+ ......................................           3,200        34,800
Aviall, Inc.+ ..............................................             200         2,050
Aviation Sales Co.+ ........................................             100         1,900
Aviron+ ....................................................             100         2,425
Avis Rent A Car, Inc.+ .....................................             100         2,088
Banta Corp. ................................................             100         2,231
Billing Concepts Corp.+ ....................................             300         1,500
Bowne & Co., Inc. ..........................................             300         3,619
Brady Corp., Class A .......................................             100         3,200
Budget Group, Inc., Class A+ ...............................             200         1,413
Building One Services Corp.+ ...............................              81           987
Burns International Services Corp.+ ........................             100         1,613
Butler International, Inc.+ ................................           1,300        11,375
Catalytica, Inc.+ ..........................................             300         4,500
CDI Corp.+ .................................................             100         2,731
Central Parking Corp. ......................................             100         2,925
Coinstar, Inc.+ ............................................             100           994

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Complete Business Solutions, Inc.+ .........................             100   $     1,369
Copart, Inc.+ ..............................................             100         1,844
Cornell Corrections, Inc.+ .................................           1,600        26,200
Corporate Express, Inc.+ ...................................             700         6,584
D.R. Horton, Inc. ..........................................             300         3,881
Dal-Tile International, Inc.+ ..............................             300         2,381
Diamond Technology Partners, Inc., Class A+ ................             500        22,437
DSET Corp.+ ................................................           2,100        30,844
Education Management Corp.+ ................................             200         2,475
Electro Rent Corp.+ ........................................             100         1,250
F.Y.I., Inc. + .............................................             100         3,369
First Consulting Group, Inc.+ ..............................             100         1,000
Fisher Scientific International, Inc.+ .....................             200         4,300
Getty Images, Inc.+ ........................................             200         4,825
Giant Cement Holding, Inc.+ ................................             100         2,294
Global Industries Ltd.+ ....................................           1,100         8,937
HA-LO Industries, Inc.+ ....................................             350         2,188
Hooper Holmes, Inc. ........................................           2,700        69,187
HSB Group, Inc. ............................................             200         7,037
Hypercom Corp.+ ............................................             100           800
IMCO Recycling, Inc. .......................................             200         3,000
InaCom Corp.+ ..............................................             328         3,014
Insituform Technologies, Inc.+ .............................             200         5,000
Intergraph Corp.+ ..........................................             300         1,688
Interim Services, Inc.+ ....................................             390         6,386
Invitrogen Corp.+ ..........................................             300        10,087
Iron Mountain, Inc.+ .......................................           1,500        50,812
IT Group, Inc.+ ............................................             200         1,913
ITT Educational Services, Inc.+ ............................             200         3,900
Jacobs Engineering Group, Inc.+ ............................             100         3,250
Kelly Services, Inc. .......................................             100         3,013
Korn/Ferry International+ ..................................             200         4,612
Kroll O'Gara Co. ...........................................           6,300       105,131
Labor Ready, Inc.+ .........................................           1,650        16,603
Learning Tree International, Inc.+ .........................             100         1,656
M A R C, Inc. ..............................................           1,100        15,537
Maximus, Inc.+ .............................................             100         2,994
Maxxim Medical, Inc.+ ......................................           1,500        35,906
McGrath Rent Corp. .........................................           1,300        23,400
Medquist, Inc.+ ............................................             200         6,687
Memberworks, Inc.+ .........................................             100         3,338
Merrill Corp. ..............................................             200         3,987
Metamor Worldwide, Inc.+ ...................................             200         3,550
Mobile Mini, Inc.+ .........................................           1,700        37,187
Navarre Corp.+ .............................................             100           969
New England Business Service, Inc. .........................             200         5,712
Newpark Resources, Inc.+ ...................................             400         3,100
NFO Worldwide, Inc.+ .......................................           2,000        25,500
Nichols Research Corp.+ ....................................             100         2,663
Oceaneering International, Inc.+ ...........................             200         3,363
Olsten Corp. ...............................................             400         4,175

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Open Market, Inc.+ .........................................             200   $     2,625
Paxar Corp.+ ...............................................             400         3,850
Pegasus Systems, Inc.+ .....................................           1,200        45,000
Personnel Group of America, Inc.+ ..........................             300         1,875
Pierce Leahy Corp.+ ........................................             100         2,375
Pre-Paid Legal Services, Inc.+ .............................             100         3,938
Profit Recovery Group International, Inc.+ .................             150         6,694
Quanta Services, Inc.+ .....................................             100         2,931
R. H. Donnelley Corp. ......................................             100         1,863
RCM Technologies, Inc.+ ....................................           2,200        23,650
Rent-A-Center, Inc.+ .......................................             100         1,863
Rent-Way, Inc.+ ............................................             100         1,900
Romac International, Inc.+ .................................             300         2,484
Seitel, Inc.+ ..............................................           2,100        20,475
Sensormatic Electronics Corp.+ .............................             400         5,075
Service Experts, Inc.+ .....................................             200         2,075
Source Information Management Co. ..........................             100         1,419
Specialty Equipment Cos., Inc.+ ............................             100         2,525
Staff Leasing, Inc. ........................................             100         1,000
StaffMark, Inc.+ ...........................................             300         2,381
Stericycle, Inc. ...........................................             200         2,938
Technology Solutions Co.+ ..................................             400         5,650
TeleTech Holdings, Inc.+ ...................................           3,900        55,575
Tetra Tech, Inc.+ ..........................................             250         4,172
Timken Co. .................................................             300         4,837
Tredegar Corp. .............................................             200         4,275
Trinity Industries, Inc. ...................................             300         9,262
Triumph Group, Inc.+ .......................................             100         2,656
Ultratech Stepper, Inc.+ ...................................             200         2,550
UniFirst Corp. .............................................             100         1,375
United States Office Products Co.+ .........................             400         1,400
UNOVA, Inc.+ ...............................................             200         2,675
URS Corp.+ .................................................             100         2,450
US Liquids, Inc. ...........................................             900         6,300
USEC, Inc. .................................................             500         5,125
UTI Energy Corp.+ ..........................................             100         1,944
Varian, Inc. ...............................................             100         1,775
Veritas DGC, Inc.+ .........................................             200         3,850
VerticalNet, Inc.+ .........................................             200         7,400
Wabash National Corp. ......................................             200         4,062
Wackenhut Corp., Class A ...................................             100         1,975
Waste Connections, Inc.+ ...................................             100         2,056
Watts Industries, Inc., Class A ............................             200         4,350
WD-40 Co. ..................................................             100         2,341
Wellman, Inc. ..............................................             200         3,613
WESCO International, Inc.+ .................................             100         1,413
World Access, Inc.+ ........................................             200         2,238
World Color Press, Inc.+ ...................................             200         7,450

CONSUMER PRODUCTS -- 0.0%
Forest City Enterprises, Inc., Class A .....................             100         2,231

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
ELECTRICAL EQUIPMENT -- 1.5%
AGCO Corp. .................................................             300   $     3,900
C&D Technologies, Inc. .....................................             100         3,631
C-Cube Microsystems, Inc.+ .................................             200         8,700
Cohu, Inc. .................................................             200         4,225
Credence Systems Corp.+ ....................................             200         8,975
Etec Systems, Inc.+ ........................................             100         3,762
GenRad, Inc.+ ..............................................             200         3,825
Hadco Corp.+ ...............................................             100         4,325
Harnischfeger Industries, Inc. .............................             600           600
Hussmann International, Inc. ...............................             300         5,100
In Focus Systems, Inc.+ ....................................           1,300        21,775
Integrated Device Technology, Inc.+ ........................             500         9,250
Juno Lighting, Inc.+ .......................................              11           131
Kemet Corp.+ ...............................................             300         9,591
LeCroy Corp.+ ..............................................           1,400        25,200
Littelfuse, Inc.+ ..........................................             100         2,225
Oak Industries, Inc.+ ......................................             100         3,400
Roper Industries, Inc. .....................................             200         7,650
Smith A O Corp. ............................................             200         6,050
Technitrol, Inc. ...........................................           1,400        49,350
Tennant Co. ................................................             100         3,387
Thermedics, Inc.+ ..........................................             200         1,488
ThermoQuest Corp. ..........................................             100         1,013
Trimble Navigation Ltd.+ ...................................             200         2,138
UCAR International, Inc.+ ..................................             300         6,844
Watsco, Inc. ...............................................             200         2,275
Westinghouse Air Brake Co. .................................             200         3,637

MACHINERY -- 1.6%
Advanced Energy Industries, Inc.+ ..........................             100         3,087
Applied Power, Inc., Class A ...............................             300         9,112
AptarGroup, Inc. ...........................................             200         5,350
Astec Industries, Inc.+ ....................................             100         2,413
Blount International, Inc.+ ................................               7            95
Chart Industries, Inc. .....................................             100           494
CMI Corp., Class A .........................................             200         1,400
Cognex Corp.+ ..............................................             200         6,037
Columbus McKinnon Corp. ....................................             100         1,725
Commercial Intertech Corp. .................................             200         2,413
CUNO, Inc.+ ................................................             200         3,975
Flow International Corp.+ ..................................           1,600        16,600
Flowserve Corp. ............................................             200         3,325
FSI International, Inc.+ ...................................             200         1,650
Furon Co. ..................................................             200         4,987
Gardner Denver, Inc.+ ......................................             200         3,025
Gerber Scientific, Inc. ....................................             100         2,238
Graco, Inc. ................................................             100         3,281
Helix Technology Corp. .....................................             200         6,650
Idex Corp. .................................................             200         5,662
JLG Industries, Inc. .......................................           1,100        16,706
Kaydon Corp. ...............................................             200         4,975

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
L.S. Starrett Co., Class A .................................             100   $     2,487
Lawson Products, Inc. ......................................             100         2,163
Lincoln Electric Holdings, Inc. ............................             300         6,262
Manitowoc, Inc. ............................................             150         5,119
Matthews International Corp., Class A ......................           1,400        42,175
Mettler Toledo International, Inc.+ ........................             200         5,925
Milacron, Inc. .............................................             200         3,550
Miller Industries, Inc.+ ...................................             400         1,125
Morrison Knudsen Corp.+ ....................................             300         3,094
Nordson Corp. ..............................................             100         4,900
Precision Castparts Corp. ..................................             100         3,050
Presstek, Inc.+ ............................................             300         2,175
Sauer, Inc. ................................................             200         2,437
Simpson Manufacturing Co., Inc. ............................             100         4,687
SpeedFam-IPEC, Inc.+ .......................................             142         1,704
SPS Technologies, Inc.+ ....................................             100         3,794
Standex International Corp. ................................             100         2,700
Stewart & Stevenson Services, Inc. .........................             200         2,625
Terex Corp.+ ...............................................             200         6,300
Thomas Industries, Inc. ....................................             100         1,869
Valence Technology, Inc. ...................................             200           938
Vicor Corp.+ ...............................................             100         2,269

MULTI-INDUSTRY -- 0.2%
Applied Industrial Technologies, Inc. ......................             100         1,800
Asyst Technologies, Inc.+ ..................................             100         3,300
Chemed Corp. ...............................................             100         3,025
CTS Corp. ..................................................             200        11,500
Gentek, Inc. ...............................................             100         1,138
Justin Industries, Inc. ....................................             100         1,419
Ogden Corp. ................................................             200         2,000
Plexus Corp.+ ..............................................             100         3,062
Walter Industries, Inc.+ ...................................             300         4,050

TRANSPORTATION -- 1.5%
ABC-NACO, Inc.+ ............................................             200         2,825
Air Express International Corp. ............................             300         6,806
Airborne Freight Corp. .....................................             300         6,319
Alexander & Baldwin, Inc. ..................................             400         9,550
American Freightways Corp.+ ................................             200         3,637
Arnold Industries, Inc. ....................................             100         1,263
Atlas Air, Inc.+ ...........................................             100         2,188
C.H. Robinson Worldwide, Inc. ..............................             300        10,106
Circle International Group, Inc. ...........................             200         4,087
Consolidated Freightways Corp.+ ............................             200         1,975
Covenant Transport, Inc., Class A+ .........................             100         1,525
Eagle USA Airfreight, Inc.+ ................................             150         4,491
Florida East Coast Industries, Inc. ........................             200         6,262
Greif Brothers Corp., Class A ..............................             200         5,650
Heartland Express, Inc.+ ...................................             200         2,825
Hun (J.B.) Transportation Services, Inc. ...................             200         2,775
Interpool, Inc. ............................................             100           763

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION (CONTINUED)
Kirby Corp.+ ...............................................             100   $     1,963
M.S. Carriers, Inc.+ .......................................             100         2,400
Motivepower Industries, Inc.+ ..............................           2,500        27,500
Newport News Shipbuilding, Inc. ............................             300         9,694
Oshkosh Truck Corp. ........................................           2,100        55,912
Overseas Shipholding Group, Inc. ...........................             300         4,631
Pittston BAX Group .........................................             200         1,613
Roadway Express, Inc. ......................................             100         2,019
Rollins Truck Leasing Corp. ................................             400         4,050
Standard Products Co. ......................................             100         3,537
Swift Transportation Co., Inc.+ ............................             150         2,953
USFreightways Corp. ........................................             200         9,475
Werner Enterprises, Inc. ...................................             200         3,525
Wisconsin Central Transportation Corp.+ ....................             400         5,475
Yellow Corp.+ ..............................................             100         1,656
                                                                               -----------
                                                                                 1,840,890
                                                                               -----------

INFORMATION & ENTERTAINMENT -- 6.2%
BROADCASTING & MEDIA -- 3.4%
24/7 Media, Inc.+ ..........................................             100         3,787
Ackerley Group, Inc. .......................................             100         1,231
Actel Corp.+ ...............................................             100         1,900
ACTV, Inc. .................................................             200         2,788
Adaptive Broadband Corp.+ ..................................             200         6,700
Aeroflex, Inc.+ ............................................             100         1,219
AMC Entertainment, Inc.+ ...................................             200         2,788
Ascent Entertainment Group, Inc.+ ..........................             300         4,125
Big Flower Holdings, Inc.+ .................................             100         2,831
Brightpoint, Inc.+ .........................................             300         2,184
Caribiner International, Inc.+ .............................           2,600        22,587
Carmike Cinemas, Inc., Class A+ ............................             100         1,313
CellNet Data Systems, Inc.+ ................................             400         1,575
Cinar Corp., Class B+ ......................................           1,600        48,400
Clearnet Communications, Inc., Class A+ ....................           1,000        18,062
Cumulus Media, Inc.+ .......................................             200         6,537
Data Broadcasting Corp.+ ...................................             300         2,269
Direct Focus, Inc.+ ........................................             100         1,888
e4L, Inc.+ .................................................             200           763
Emmis Communications Corp., Class A+ .......................             100         6,606
Entercom Communications Corp.+ .............................             100         3,600
Gaylord Entertainment Co. ..................................             100         2,950
Houston Exploration Co.+ ...................................             100         2,169
Journal Register Co.+ ......................................             300         4,125
Marketing Services Group, Inc.+ ............................             100         1,188
Mastech Corp.+ .............................................           1,200        16,200
Metromedia International Group, Inc.+ ......................             200           825
Netro Corp.+ ...............................................             800        21,900
Network Event Theater, Inc.+ ...............................             100         2,238
On Command Corp.+ ..........................................             100         1,900
Paxson Communications Corp.+ ...............................             100         1,225

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Penton Media, Inc. .........................................             100   $     1,625
Pinnacle Holdings, Inc.+ ...................................             100         2,613
Playboy Enterprises, Inc., Class B+ ........................             100         2,669
Polycom, Inc.+ .............................................             100         4,766
Proxim, Inc.+ ..............................................             900        41,400
Sinclair Broadcast Group, Inc., Class A+ ...................             100           906
Source Media, Inc.+ ........................................             100           900
ValueVision International, Inc. Class A+ ...................           1,100        28,600
Wavo Corp.+ ................................................             200           888
Westwood One, Inc.+ ........................................             100         4,512
Xceed, Inc.+ ...............................................             100         2,144
Xircom, Inc.+ ..............................................           1,400        59,762
Young Broadcasting, Inc., Class A+ .........................             100         5,237
Ziff-Davis, Inc. - ZDNet+ ..................................             100         2,131
Ziff-Davis, Inc.+ ..........................................           6,100        98,362

ENTERTAINMENT PRODUCTS -- 0.9%
Activision, Inc.+ ..........................................           2,200        38,775
Alpha Industries, Inc.+ ....................................             100         5,641
Arguss Holdings, Inc.+ .....................................             100         1,475
Benchmark Electronics, Inc.+ ...............................             100         3,531
Callaway Golf Co. ..........................................             400         4,875
CD Radio, Inc.+ ............................................             100         2,550
Championship Auto Racing Teams, Inc.+ ......................           1,300        33,800
Charming Shoppes, Inc.+ ....................................             600         3,075
Citadel Communications Corp.+ ..............................             100         3,413
Cymer, Inc.+ ...............................................             200         6,937
Department 56, Inc.+ .......................................             100         2,394
Harman International Industries, Inc.+ .....................             100         4,206
Kimball International, Inc., Class B .......................             100         1,925
Midway Games, Inc.+ ........................................             300         4,725
Photronics, Inc.+ ..........................................             100         2,244
Polaroid Corp. .............................................             300         7,800
Zany Brainy, Inc.+ .........................................             200         1,775

LEISURE & TOURISM -- 1.9%
Advantica Restaurant Group, Inc.+ ..........................             300           909
AirTran Holdings, Inc.+ ....................................             500         2,516
Alaska Air Group, Inc.+ ....................................             100         4,069
America West Holdings Corp., Class B+ ......................             200         3,462
American Classic Voyages Co.+ ..............................             800        18,350
AMF Bowling, Inc.+ .........................................             500         2,063
Anchor Gaming+ .............................................             100         5,950
Applebee's International, Inc. .............................             100         3,369
Argosy Gaming Co.+ .........................................             200         2,650
Atlantic Coast Airlines Holdings, Inc.+ ....................             100         1,775
Avado Brands, Inc. .........................................             300         1,688
Aztar Corp.+ ...............................................             400         4,100
Bob Evans Farms, Inc. ......................................             300         6,112
Boca Resorts, Inc., Class A ................................             200         2,100
Buffets, Inc.+ .............................................             400         4,650
CBRL Group, Inc. ...........................................             300         4,650

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
CEC Entertainment, Inc.+ ...................................             300   $    10,762
Choice Hotels International, Inc.+ .........................             300         5,137
CKE Restaurants, Inc. ......................................             300         2,175
Consolidated Products, Inc.+ ...............................             200         1,950
Crestline Capital Corp.+ ...................................             200         4,112
Dave & Buster's, Inc.+ .....................................             100         1,194
Extended Stay America, Inc. + ..............................             500         4,500
Family Golf Centers, Inc.+ .................................             200           506
Foodmaker, Inc.+ ...........................................             300         7,481
Frontier Airlines, Inc.+ ...................................           1,500        14,250
Hollywood Park, Inc.+ ......................................             100         1,538
IHOP Corp.+ ................................................             200         4,050
Landry's Seafood Restaurants, Inc.+ ........................             300         2,400
Lone Star Steakhouse & Saloon, Inc.+ .......................             300         2,306
Luby's, Inc. ...............................................             300         3,450
Marcus Corp. ...............................................             200         2,413
Midwest Express Holdings, Inc.+ ............................             100         2,619
O'Charleys, Inc. ...........................................             100         1,475
Papa John's International, Inc.+ ...........................             100         4,125
Preview Travel, Inc.+ ......................................             100         1,625
Prime Hospitality Corp.+ ...................................             300         2,400
Royal Caribbean Cruises Ltd. ...............................           1,000        45,000
Ruby Tuesday, Inc. .........................................             200         3,900
Ryan's Family Steak Houses, Inc.+ ..........................             200         1,800
SkyWest, Inc. ..............................................             100         2,194
Sonic Corp.+ ...............................................             100         3,044
Station Casinos, Inc.+ .....................................             200         4,650
Steiner Leisure Ltd.+ ......................................             600        15,000
Steinway Musical Instruments, Inc.+ ........................             100         2,094
Sunterra Corp.+ ............................................             200         2,375
The Cheesecake Factory, Inc.+ ..............................             200         5,550
Trans World Airlines, Inc.+ ................................             400         1,425
Trans World Entertainment Corp.+ ...........................             300         3,806
United States Franchise Systems, Inc., Class A .............             100         1,731
United States Restaurant Properties, Inc. ..................             100         1,900
Vail Resorts, Inc.+ ........................................             200         4,637
Vistana, Inc.+ .............................................             100         1,500
WMS Industries, Inc.+ ......................................             200         2,325
Wyndham International, Inc., Class A+ ......................           1,000         2,625
                                                                               -----------
                                                                                   837,966
                                                                               -----------

INFORMATION TECHNOLOGY -- 30.6%
COMMUNICATION EQUIPMENT -- 2.5%
ADTRAN, Inc.+ ..............................................             100         3,831
American Mobile Satellite Corp.+ ...........................             100         1,750
ANADIGICS, Inc.+ ...........................................             100         2,813
Ancor Communications, Inc.+ ................................             200         4,850
Andrew Corp.+ ..............................................             600        10,425
Anicom, Inc.+ ..............................................             200         1,063
Anixter International, Inc.+ ...............................             200         4,650

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMMUNICATION EQUIPMENT (CONTINUED)
ANTEC Corp.+ ...............................................             200   $    10,625
Apex, Inc.+ ................................................             300         5,606
Auspex Systems, Inc.+ ......................................             200         1,775
Banyan Systems, Inc.+ ......................................             200         1,925
Belden, Inc. ...............................................             200         4,100
Cable Design Technologies Corp.+ ...........................             600        13,687
CellStar Corp.+ ............................................           5,600        42,000
Clarent Corp.+ .............................................             600        30,562
CommScope, Inc.+ ...........................................             300         9,750
Computer Network Technology Corp.+ .........................             100           931
Digital Microwave Corp.+ ...................................             300         4,706
EMS Technologies, Inc.+ ....................................             200         2,400
Emulex Corp.+ ..............................................             200        17,175
International Telecommunication Data Systems, Inc.+ ........             200         1,688
IXnet, Inc.+ ...............................................           1,800        27,225
Metromedia Fiber Network, Inc., Class A+ ...................             235         5,757
Network Equipment Technologies, Inc.+ ......................             200         1,838
P-COM, Inc.+ ...............................................             200         1,400
PairGain Technologies, Inc.+ ...............................           3,600        45,900
PictureTel Corp.+ ..........................................             300         1,275
Premier Technologies, Inc.+ ................................             300         1,781
Premisys Communications, Inc.+ .............................             200         1,663
Redback Networks, Inc.+ ....................................             300        32,400
Renaissance Worldwide, Inc.+ ...............................           1,200         4,650
Rhythms Netconnections, Inc.+ ..............................             700        24,150
Tekelec, Inc.+ .............................................             200         2,763
Transaction Network Services, Inc.+ ........................             100         3,925
Visual Networks, Inc.+ .....................................             100         4,244
West TeleServices Corp.+ ...................................             200         2,075

COMPUTERS & BUSINESS EQUIPMENT -- 5.0%
Advanced Digital Information Corp.+ ........................           1,400        38,937
Anacomp, Inc.+ .............................................             100         1,647
Artesyn Technologies, Inc.+ ................................           1,900        36,041
AVT Corp.+ .................................................             100         3,062
Boise Cascade Office Products Corp.+ .......................             100         1,088
CACI International, Inc.+ ..................................             100         2,131
CompUSA, Inc.+ .............................................             600         3,675
Cotelligent, Inc.+ .........................................             200           713
Creative Computers, Inc.+ ..................................             100           638
Cybex Computer Products Corp.+ .............................             100         3,337
Daisytek International Corp.+ ..............................             200         2,812
Data General Corp.+ ........................................             300         6,319
Digital River, Inc.+ .......................................             100         2,175
Go2Net, Inc.+ ..............................................             100         6,475
GTECH Holdings Corp.+ ......................................             200         4,287
Henry (Jack) & Associates, Inc. ............................             100         3,694
Hutchinson Technology, Inc.+ ...............................             100         2,700
Identix, Inc.+ .............................................           2,400        20,100
Interface, Inc. ............................................             400         2,050
Intraware, Inc.+ ...........................................             100         2,609

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Iomega Corp.+ ..............................................           1,800   $     6,075
Knoll, Inc.+ ...............................................             100         2,688
Komag, Inc.+ ...............................................             300           900
Mail-Well, Inc.+ ...........................................             200         2,775
Maxtor Corp.+ ..............................................             600         3,956
Maxwell Technologies, Inc.+ ................................             100         1,313
Micro Warehouse, Inc.+ .....................................             200         2,413
Micros Systems, Inc.+ ......................................           2,600       105,300
Microtouch Systems, Inc.+ ..................................           1,400        23,625
MMC Networks, Inc.+ ........................................             200         6,237
MTI Technology Corp.+ ......................................             200         4,612
National Computer Systems, Inc. ............................             800        30,675
Network Appliance, Inc.+ ...................................           2,500       179,062
Plantronics, Inc.+ .........................................           2,200       109,450
PubliCARD, Inc.+ ...........................................             200         1,700
Radiant Systems, Inc.+ .....................................             100         1,619
Rare Medium Group, Inc.+ ...................................             200         2,113
RSA Security, Inc.+ ........................................             300         7,969
Sandisk Corp.+ .............................................             200        13,037
SCB Computer Technology, Inc.+ .............................           2,300        11,859
SMART Modular Technologies, Inc.+ ..........................             200         6,812
Standard Register Co. ......................................             200         4,700
Systemax, Inc. .............................................             300         2,513
Systems & Computer Technology Corp.+ .......................             200         2,513
Tyler Technologies, Inc.+ ..................................             300         1,331
Wave Systems Corp., Class A+ ...............................             200         2,150
Western Digital Corp.+ .....................................             400         1,500
Zebra Technologies Corp., Class A+ .........................             100         4,547

ELECTRONICS -- 4.1%
Alliance Semiconductor Corp.+ ..............................             200         2,125
American Xtal Technology, Inc.+ ............................           1,200        25,650
AMETEK, Inc. ...............................................             200         3,962
Amkor Technology, Inc.+ ....................................             500         8,062
Ampex Corp., Class A+ ......................................           3,900        11,456
Analogic Corp. .............................................             900        28,406
ATMI, Inc.+ ................................................             100         3,731
Avid Technology, Inc.+ .....................................             200         2,625
Baldor Electric Co. ........................................             200         3,787
BMC Industries, Inc. .......................................             200         2,463
Burr-Brown Corp.+ ..........................................             200         7,900
Checkpoint Systems, Inc.+ ..................................             200         1,863
Cirrus Logic, Inc.+ ........................................             300         3,300
Cree Research, Inc.+ .......................................             200         6,787
Cypress Semiconductor Corp.+ ...............................             600        12,900
Dallas Semiconductor Corp. .................................             200        10,687
DII Group, Inc.+ ...........................................             200         7,037
Electro Scientific Industries, Inc.+ .......................             100         5,328
Electroglas, Inc.+ .........................................             100         2,338
ESS Technology, Inc. + .....................................             200         2,650
Exar Corp.+ ................................................             100         3,744

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
General Semiconductor, Inc.+ ...............................             200   $     2,063
Harmon Industries, Inc. ....................................             100         1,256
Innovex, Inc. ..............................................             200         1,800
International Rectifier Corp.+ .............................             300         4,575
InterVoice-Brite, Inc.+ ....................................             100         1,106
Kent Electronics Corp.+ ....................................             200         3,700
Kulicke & Soffa Industries, Inc.+ ..........................           1,500        36,469
Lattice Semiconductor Corp.+ ...............................           2,000        59,375
Linear Technology Corp. ....................................             800        47,025
LTX Corp.+ .................................................             200         2,738
Marshall Industries+ .......................................             100         3,650
MEDE America Corp.+ ........................................             100         2,300
MEMC Electronic Materials, Inc.+ ...........................             200         2,750
Methode Electronics, Inc., Class A .........................             200         3,775
Micrel, Inc.+ ..............................................             200         8,675
Micron Electronics, Inc.+ ..................................             300         3,150
National Semiconductor Corp.+ ..............................           1,900        57,950
Park Electrochemical Corp. .................................             100         3,288
Pioneer Standard Electronics, Inc. .........................             300         4,331
Pittway Corp., Class A .....................................             200         6,300
PLX Technology, Inc.+ ......................................             100         2,413
PRI Automation, Inc.+ ......................................             100         3,613
Read-Rite Corp.+ ...........................................             400         1,763
Sawtek, Inc.+ ..............................................           1,800        63,000
Semtech Corp.+ .............................................             200         7,325
Silicon Valley Group, Inc.+ ................................             300         3,544
SIPEX Corp.+ ...............................................             200         2,863
SonoSite, Inc. .............................................             900        23,512
Tektronix, Inc. ............................................             200         6,700
TranSwitch Corp.+ ..........................................             200        11,400
TriQuint Semiconductor, Inc.+ ..............................             100         5,719
Unitrode Corp.+ ............................................             200         8,400
Varian Semiconductor Equipment Associates, Inc. ............             100         2,106

SOFTWARE -- 14.7%
3Dfx Interactive, Inc.+ ....................................             100           825
Acclaim Entertainment, Inc.+ ...............................             400         3,038
Advent Software, Inc.+ .....................................             150         9,337
Allaire Corp.+ .............................................             500        28,000
America Online, Inc.+ ......................................             800        83,200
American Management Systems, Inc.+ .........................             300         7,697
AnswerThink Consulting Group, Inc.+ ........................           4,100        39,462
Applied Graphics Technologies, Inc.+ .......................             200         1,725
Ardent Software, Inc.+ .....................................             100         2,694
Aspect Development, Inc.+ ..................................             100         2,531
Aspen Technology, Inc.+ ....................................             100           975
Avant! Corp.+ ..............................................             200         3,569
AXENT Technologies, Inc.+ ..................................             200         2,588
BARRA, Inc.+ ...............................................             100         2,100
Bell & Howell Co.+ .........................................             100         3,669
Best Software, Inc.+ .......................................           1,400        27,650

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
BindView Development Corp.+ ................................             100   $     1,969
Black Box Corp.+ ...........................................             100         5,250
BrightStar Information Technology Group, Inc.+ .............           2,000         6,625
BroadVision, Inc.+ .........................................             100        13,306
Caere Corp.+ ...............................................           2,100        16,275
CAIS Internet, Inc.+ .......................................             100         1,206
Cambridge Technology Partners, Inc.+ .......................           2,200        31,900
Catapult Communications Corp.+ .............................             100         1,550
CCC Information Services Group, Inc.+ ......................             200         2,638
CheckFree Holdings Corp.+ ..................................           2,100        86,362
CHS Electronics, Inc.+ .....................................             400           575
CIBER, Inc.+ ...............................................           1,800        27,562
Clarify, Inc.+ .............................................           1,300        65,406
CMGI, Inc.+ ................................................             300        30,750
Cognicase, Inc.+ ...........................................             800        10,400
CompuCom Systems, Inc.+ ....................................             500         1,867
Computer Horizons Corp.+ ...................................           1,400        16,275
Concentric Network Corp.+ ..................................             200         4,063
Concur Technologies, Inc.+ .................................             100         2,850
Concurrent Computer Corp.+ .................................             400         2,725
Critical Path, Inc.+ .......................................             400        16,137
CustomTracks Corp.+ ........................................             100         2,963
CyberCash, Inc. + ..........................................             200         1,463
Cybersource Corp.+ .........................................           1,100        60,912
Data Transmission Network Corp.+ ...........................             100         2,494
Datastream Systems, Inc.+ ..................................             200         2,625
Documentum, Inc.+ ..........................................             100         2,163
E.piphany, Inc. ............................................             400        19,500
Edify Corp.+ ...............................................             200         2,506
Engage Technologies, Inc.+ .................................           1,400        52,762
Engineering Animation, Inc.+ ...............................             100         1,581
Entrust Technologies, Inc.+ ................................           2,100        47,119
Epicor Software Corp.+ .....................................             300         1,725
Exchange Applications, Inc.+ ...............................             200         5,812
FileNET Corp.+ .............................................             300         3,206
Genesys Telecommunications Laboratories, Inc.+ .............             700        31,981
Harbinger Corp.+ ...........................................             300         5,062
HNC Software, Inc.+ ........................................             200         7,937
Hyperion Solutions Corp.+ ..................................             200         4,400
Imation Corp.+ .............................................             300         9,300
IMRGlobal Corp.+ ...........................................           4,500        37,125
Information Resources, Inc.+ ...............................             300         3,319
Informix Corp.+ ............................................           1,100         8,731
Input/Output, Inc.+ ........................................             400         2,650
Insight Enterprises, Inc.+ .................................             750        24,375
Integrated Systems, Inc.+ ..................................             200         2,038
Internet Capital Group, Inc.+ ..............................             710        62,391
ISS Group, Inc.+ ...........................................             200         5,450
Kronos, Inc.+ ..............................................             450        16,509
Landmark Systems Corp.+ ....................................           2,600        21,125
Learn2.com, Inc.+ ..........................................             300           872

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
Legato Systems, Inc.+ ......................................           1,000   $    43,594
Lycos, Inc.+ ...............................................             800        40,100
Macromedia, Inc.+ ..........................................             500        20,437
Manhattan Associates, Inc.+ ................................             100           550
Manugistics Group, Inc.+ ...................................             200         2,100
MAPICS, Inc.+ ..............................................             200         1,738
Mentor Graphics Corp.+ .....................................             400         3,425
Mercury Interactive Corp.+ .................................             600        38,737
MessageMedia, Inc.+ ........................................             100         1,075
Metro Information Services, Inc.+ ..........................             100         1,281
Micromuse, Inc.+ ...........................................             800        51,400
MicroStrategy, Inc.+ .......................................             200        11,212
Mpath Interactive, Inc.+ ...................................             100         1,150
National Instruments Corp.+ ................................             900        31,809
Netgravity, Inc.+ ..........................................             100         3,306
Netopia, Inc.+ .............................................             800        31,900
Nvidia Corp.+ ..............................................             200         3,850
Onemain.com, Inc.+ .........................................             100         1,644
Pegasystems, Inc.+ .........................................             100           778
Pegrine Systems, Inc.+ .....................................             100         4,075
Per-Se Technologies, Inc. ..................................             600         2,063
Pervasive Software, Inc.+ ..................................             100         3,450
Phoenix Technology Ltd.+ ...................................           1,200        13,425
Pinnacle Systems, Inc.+ ....................................             100         4,238
Policy Management Systems Corp.+ ...........................             200         6,325
Portal Software, Inc.+ .....................................             600        23,250
Primus Knowledge Solutions, Inc.+ ..........................             600        16,537
Private Business, Inc.+ ....................................             100           475
Prociurenet, Inc. ..........................................             200            30
Progress Software Corp.+ ...................................             100         3,138
Proxicom, Inc.+ ............................................             600        35,100
QuadraMed Corp.+ ...........................................             200         1,500
Radisys Corp.+ .............................................           1,700        66,725
Real Networks, Inc.+ .......................................             400        41,825
Remedy Corp.+ ..............................................             200         5,675
S3, Inc.+ ..................................................             300         3,131
Saga Systems, Inc.+ ........................................             300         4,331
Sanchez Computer Associates, Inc.+ .........................             100         3,513
Schawk, Inc., Class A ......................................             100           975
SCM Microsystems, Inc. .....................................             100         4,544
Security First Technologies Corp. ..........................           2,500        97,187
Spyglass, Inc.+ ............................................             100         1,250
SS&C Technologies, Inc.+ ...................................             200         1,100
Structural Dynamics Research Corp.+ ........................             200         3,006
SVI Holdings, Inc.+ ........................................             200         1,788
Sybase, Inc.+ ..............................................             600         7,087
Sykes Enterprises, Inc.+ ...................................             100         2,469
Telescan, Inc. .............................................             100         1,644
THQ, Inc.+ .................................................             800        34,500
Transaction Systems Architects, Inc., Class A+ .............           1,300        35,019
TSI International Software Ltd.+ ...........................             100         2,713

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
SOFTWARE (CONTINUED)
Vantive Corp.+ .............................................             200   $     1,738
Vignette Corp.+ ............................................           1,100        99,550
Visio Corp.+ ...............................................             800        31,400
Wackenhut Corrections Corp.+ ...............................             100         1,338
Wallace Computer Services, Inc. ............................             200         4,050
Wind River Systems, Inc.+ ..................................             200         3,800
Yahoo!, Inc.+ ..............................................             700       125,650

TELECOMMUNICATIONS -- 4.3%
Advanced Fibre Communications, Inc.+ .......................             500        11,125
AirGate PCS, Inc. ..........................................             800        19,900
Allen Telecom, Inc.+ .......................................             300         2,925
Aspect Telecommunications Corp.+ ...........................             400         6,787
Aware, Inc. + ..............................................             100         2,869
Boston Communications Group, Inc.+ .........................           1,200         6,900
CapRock Communications Corp.+ ..............................             200         4,650
Carrier Access Corp.+ ......................................             300        12,544
CommNet Cellular, Inc.+ ....................................             200         6,262
Copper Mountain Networks, Inc.+ ............................             500        43,812
Covad Communications Group, Inc.+ ..........................             650        28,336
Destia Communications, Inc.+ ...............................             100         1,250
DSP Communications, Inc.+ ..................................             200         3,800
Dycom Industries, Inc.+ ....................................             200         8,437
e.Spire Communications, Inc.+ ..............................             400         2,900
Electric Lightwave, Inc.+ ..................................             100         1,325
FVC.com, Inc.+ .............................................           1,800        25,312
General Communication, Inc., Class A+ ......................             300         1,566
GST Telecommunications, Inc.+ ..............................           2,100        14,766
ICG Communications, Inc.+ ..................................             300         4,669
IDT Corp.+ .................................................             200         4,188
Inter-Tel, Inc. ............................................             200         3,550
InterDigital Communications Corp.+ .........................             300         1,650
Intermedia Communications, Inc.+ ...........................             300         6,525
IPC Communications, Inc.+ ..................................             100         6,150
ITC DeltaCom, Inc.+ ........................................             300         8,250
IXC Communications, Inc.+ ..................................             200         7,887
Leap Wireless International, Inc.+ .........................             200         4,700
Lee Enterprises, Inc. ......................................             200         5,475
MasTec, Inc.+ ..............................................             100         2,944
Metricom, Inc.+ ............................................             100         2,275
MGC Communications, Inc.+ ..................................             600        12,450
MRV Communications, Inc.+ ..................................             200         4,737
Pacific Gateway Exchange, Inc.+ ............................             100         1,638
PageMart Wireless, Inc., Class A+ ..........................             300         1,800
Paging Network, Inc.+ ......................................             400           413
Powertel, Inc.+ ............................................             100         5,506
Powerwave Technologies, Inc.+ ..............................           2,700       130,191
Price Communications Corp.+ ................................             105         2,632
Primus Telecommunications Group, Inc.+ .....................             200         4,200
Qwest Communications International, Inc.+ ..................             700        20,694
SkyTel Communications, Inc.+ ...............................             400         7,325

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
SportsLine USA, Inc.+ ......................................             100   $     2,956
STAR Telecommunications, Inc.+ .............................             100           541
TALK.com, Inc.+ ............................................           3,000        38,719
Terayon Communication Systems, Inc. ........................             100         4,887
True North Communications, Inc. ............................             200         7,275
Tut Systems, Inc. ..........................................             100         2,581
USWeb Corp.+ ...............................................           2,100        72,056
Viatel, Inc. ...............................................             100         2,956
                                                                               -----------
                                                                               4,172,560 ..
                                                                               -----------

MATERIALS -- 3.1%
CHEMICALS -- 1.1%
A.M. Castle & Co. ..........................................             100         1,263
Albemarle Corp. ............................................             200         4,025
AMCOL International Corp. ..................................             300         4,425
Arch Chemicals, Inc. .......................................             100         1,619
Cambrex Corp. ..............................................             100         2,644
ChemFirst, Inc. ............................................             200         5,462
CK Witco Corp. .............................................             869        12,655
Cytec Industries, Inc.+ ....................................             300         7,200
Dexter Corp. ...............................................             100         3,731
Elcor Corp. ................................................             150         3,750
Ferro Corp. ................................................             200         4,262
General Cable Corp.+ .......................................             200         2,400
Geon Co. ...................................................             100         2,575
Georgia Gulf Corp. .........................................             100         1,763
H.B. Fuller Co. ............................................             100         6,087
Hexcel Corp.+ ..............................................             200         1,163
Lilly Industrial, Inc., Class A ............................             200         2,725
M.A. Hanna Co. .............................................             300         3,413
NL Industries, Inc. ........................................             200         2,525
OM Group, Inc. .............................................           1,400        53,725
Scotts Co., Class A+ .......................................             100         3,462
Silgan Holdings, Inc.+ .....................................             100         2,000
Spartech Corp. .............................................             200         5,862
Terra Industries, Inc. .....................................             200           338
W.R. Grace & Co.+ ..........................................             400         6,425

FOREST PRODUCTS -- 0.4%
Buckeye Technologies, Inc.+ ................................             100         1,569
Caraustar Industries, Inc. .................................             200         5,100
Chesapeake Corp. ...........................................             100         3,025
Deltic Timber Corp. ........................................             100         2,275
Gaylord Container Corp., Class A+ ..........................             400         2,850
Glatfelter (P.H.) Co. ......................................             200         3,288
Harland (John H.) Co. ......................................             100         1,944
Ivex Packaging Corp.+ ......................................             200         2,000
Longview Fibre Co. .........................................             300         3,731
Potlatch Corp. .............................................             200         8,237
Rayonier, Inc. .............................................             200         8,400
Republic Group, Inc. .......................................             100         1,394

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Rock-Tenn Co., Class A .....................................             100   $     1,444
Shorewood Packaging Corp.+ .................................             200         2,713
United Stationers, Inc.+ ...................................             200         4,262
Universal Forest Products, Inc. ............................             100         1,306
Wausau-Mosinee Paper Corp. .................................             400         4,850

METALS & MINERALS -- 1.6%
A. Schulman, Inc. ..........................................             200         3,462
AgriBioTech, Inc. + ........................................             300         1,219
Aquarion Co. ...............................................             150         5,381
Armco, Inc.+ ...............................................             600         4,200
ASARCO, Inc. ...............................................             300         8,044
Barnes Group, Inc. .........................................             100         2,006
Battle Mountain Gold Co.+ ..................................             800         2,600
Bethlehem Steel Corp.+ .....................................             800         5,900
Brush Wellman, Inc. ........................................             100         1,469
Carpenter Technology Corp. .................................             200         4,900
Cleveland-Cliffs, Inc. .....................................             100         3,113
Commercial Metals Co. ......................................             100         2,875
Cyprus Amax Minerals Co. ...................................             600        11,775
Earthgrains Co. ............................................             200         4,425
Florida Rock Industries, Inc. ..............................             100         3,475
Global Industrial Technologies, Inc.+ ......................             200         2,438
Granite Construction, Inc. .................................             200         5,212
Intermet Corp. .............................................             200         1,694
Kennametal, Inc. ...........................................             100         2,588
Lone Star Industries, Inc. .................................             100         4,987
LTV Corp.+ .................................................             600         3,262
Metals USA, Inc.+ ..........................................             300         3,056
Minerals Technologies, Inc. ................................             100         4,856
Mueller Industries, Inc. + .................................             300         8,906
Myers Industries, Inc. .....................................             220         3,905
National Steel Corp., Class B+ .............................             200         1,388
Olin Corp. .................................................             400         5,450
Oregon Steel Mills, Inc. ...................................             300         3,356
Quanex Corp.+ ..............................................             100         2,563
Reliance Steel & Aluminum Co. ..............................             150         3,150
Rouge Industries, Inc., Class A ............................             100           738
RTI International Metals, Inc.+ ............................             100         1,000
Ryerson Tull, Inc.  ........................................             161         3,723
Southern Peru Copper Corp. .................................             200         3,375
Steel Dynamics, Inc.+ ......................................             300         4,706
Stillwater Mining Co.+ .....................................           2,300        61,812
TJ International, Inc. .....................................             100         2,513
Valmont Industries, Inc. ...................................             200         3,375
Wolverine Tube, Inc.+ ......................................             200         3,100
Worthington Industries, Inc. ...............................             400         6,800
Wyman-Gordon Co.+ ..........................................             200         3,737
                                                                               -----------
                                                                                   420,421
                                                                               -----------

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
REAL ESTATE -- 2.3%
REAL ESTATE COMPANIES -- 0.2%
Alexandria Real Estate Equities, Inc. ......................             100   $     2,944
Bedford Property Investors, Inc. ...........................             100         1,687
Cadiz, Inc.+ ...............................................             200         1,912
Capstead Mortgage Corp. ....................................             600         2,400
Catellus Development Corp.+ ................................             800         9,400
CB Richard Ellis Services, Inc.+ ...........................             100         1,513
Trammell Crow Co.+ .........................................             200         2,650

REAL ESTATE INVESTMENT TRUSTS -- 2.1%
American Health Properties, Inc. ...........................             200         4,025
Amli Residential Properties Trust ..........................             100         2,100
Associated Estates Realty Corp. ............................             200         1,838
Berkshire Realty Co., Inc. .................................             100         1,200
Boykin Lodging Co. .........................................             200         2,650
Bradley Real Estate, Inc. ..................................             200         3,675
Brandywine Realty Trust ....................................             200         3,250
BRE Properties, Inc. .......................................             200         4,787
Burnham Pacific Properties, Inc. ...........................             100         1,056
Cabot Industrial Trust .....................................             100         1,925
Camden Property Trust ......................................             200         5,375
Capital Automotive REIT ....................................             300         3,712
CBL & Associates Properties, Inc. ..........................             100         2,444
CenterPoint Properties Corp. ...............................             100         3,306
Charles E. Smith Residential Realty, Inc. ..................             100         3,419
Chateau Communities, Inc. ..................................             100         2,600
Chelsea GCA Realty, Inc. ...................................             100         3,163
Colonial Properties Trust ..................................             100         2,675
Commercial Net Lease Realty, Inc. ..........................             400         4,250
Cornerstone Realty Income Trust, Inc. ......................             200         1,800
Cousins Properties, Inc. ...................................             200         6,787
Developers Diversified Realty Corp. ........................             400         5,600
Duke Realty Investments, Inc. ..............................              38           741
Entertainment Properties Trust .............................             200         2,925
Equity Inns, Inc. ..........................................             500         4,250
Essex Property Trust, Inc. .................................             100         3,494
Federal Realty Investment Trust ............................             200         4,187
First Industrial Realty Trust, Inc. ........................             300         7,425
Gables Residential Trust ...................................             100         2,400
Genesco, Inc.+ .............................................             200         2,500
Glenborough Realty Trust, Inc. .............................             200         3,300
Glimcher Realty Trust ......................................             200         2,938
Great Lakes REIT, Inc. .....................................             200         3,013
Health Care Property Investors, Inc. .......................             200         5,250
Health Care REIT, Inc. .....................................             100         2,000
Healthcare Realty Trust ....................................             700        13,081
Home Properties of New York, Inc. ..........................             100         2,669
Hospitality Properties Trust ...............................             200         4,412
Innkeepers USA Trust .......................................             400         3,325
IRT Property Co. ...........................................             200         1,800
JDN Realty Corp. ...........................................             200         4,100
Kilroy Realty Corp. ........................................             100         2,113

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Koger Equity, Inc. .........................................             200   $     3,200
LaSalle Hotel Properties ...................................             100         1,294
LNR Property Corp. .........................................             200         4,075
LTC Properties, Inc. .......................................             300         3,188
Macerich Co. ...............................................             100         2,313
Manufactured Home Communities, Inc. ........................             200         4,675
Meristar Hospitality Corp. .................................             400         6,100
MGI Properties, Inc. .......................................             100           900
Mills Corp. ................................................             100         1,781
National Golf Properties, Inc. .............................             200         4,500
National Health Investors, Inc. ............................             200         3,288
Nationwide Health Properties, Inc. .........................             200         3,325
OMEGA Healthcare Investors, Inc. ...........................             200         4,200
Parkway Properties, Inc. ...................................             100         3,225
Pennsylvania Real Estate Investment Trust ..................             200         3,775
Prentiss Properties Trust ..................................             300         6,656
Prime Retail, Inc. .........................................             500         3,688
PS Business Parks, Inc. ....................................             100         2,600
Realty Income Corp. ........................................             200         4,625
Reckson Associates Realty Corp. ............................             300         6,244
Redwood Trust, Inc. ........................................             100         1,294
Regency Realty Corp. .......................................             300         6,300
RFS Hotel Investors, Inc. ..................................             200         2,300
Shurgard Storage Centers, Inc., Class A ....................             100         2,475
SL Green Realty Corp. ......................................             200         3,975
Sovran Self Storage, Inc. ..................................             200         4,550
Storage USA, Inc. ..........................................             200         5,500
Summit Properties, Inc. ....................................             200         3,987
Sun Communities, Inc. ......................................             100         3,306
Sunstone Hotel Investors, Inc. .............................             400         3,500
Taubman Centers, Inc. ......................................             300         3,450
TriNet Corporate Realty Trust, Inc. ........................             200         4,762
United Dominion Realty Trust, Inc. .........................             800         8,950
Urban Shopping Centers, Inc. ...............................             100         2,900
Ventas, Inc. ...............................................             300         1,425
Walden Residential Properties, Inc. ........................             100         2,181
Washington Real Estate Investment Trust ....................             300         4,725
Weingarten Realty Investors, Inc. ..........................             100         3,737
Westfield America, Inc. ....................................             200         2,775
                                                                               -----------
                                                                                   315,810
                                                                               -----------
UTILITIES -- 2.0%
ELECTRIC UTILITIES -- 0.8%
Black Hills Corp. ..........................................             100         2,331
Carolina Power & Light Co. .................................              80         2,830
Central Hudson Gas & Electric Corp. ........................             100         3,938
CILCORP, Inc. ..............................................             100         6,481
Cleco Corp. ................................................             200         6,487
CMP Group, Inc. ............................................             200         5,275
Eastern Utilities Associates ...............................             200         5,975
El Paso Electric Co.+ ......................................             300         2,700

----------------
168

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Empire District Electric Co. ...............................             200   $     5,113
Hawaiian Electric Industries, Inc. .........................             200         7,037
IDACORP, Inc. ..............................................             200         6,025
Indiana Energy, Inc. .......................................             200         4,013
Integrated Electrical Services, Inc.+ ......................             100         1,581
Madison Gas & Electric Co. .................................             200         3,975
MagneTek, Inc.+ ............................................             300         2,681
NSTAR+ .....................................................             210         8,137
Public Service Company of New Mexico .......................             200         3,650
Public Service Company of North Carolina, Inc. .............             200         6,200
RGS Energy Group, Inc. .....................................             200         4,900
Sierra Pacific Resources Co. ...............................             288         6,408
SIGCORP, Inc. ..............................................             100         2,550
TNP Enterprises, Inc. ......................................             100         3,894
UniSource Energy Corp.+ ....................................             200         2,363
United Illuminating Co. ....................................             100         4,838
GAS & PIPELINE UTILITIES -- 1.0%
AGL Resources, Inc. ........................................             400         6,500
California Water Service Group .............................             100         2,738
Connecticut Energy Corp. ...................................             100         3,869
E'Town Corp. ...............................................             100         4,962
Eastern Enterprises ........................................             200         9,287
Energen Corp. ..............................................             200         4,050
Laclede Gas Co. ............................................             200         4,550
Louis Dreyfus Natural Gas Corp.+ ...........................             200         4,288
MDU Resources Group, Inc. ..................................             300         6,750
Mitchell Energy & Development Corp., Class A ...............             200         4,887
New Jersey Resources Corp. .................................             100         4,000
Northwest Natural Gas Co. ..................................             200         5,162
Northwestern Corp. .........................................             100         2,275
Oneok, Inc. ................................................             200         6,062
Philadelphia Suburban Corp. ................................             200         4,713
Piedmont Natural Gas, Inc. .................................             200         6,062
Pioneer Natural Resources Co.+ .............................             600         6,375
Southern Union Co.+ ........................................             210         3,990
Southwest Gas Corp. ........................................             100         2,694
Southwestern Energy Co. ....................................             200         1,813
TransMontaigne, Inc.+ ......................................           1,600        24,000
UGI Corp. ..................................................             100         2,325
Washington Gas Light Co. ...................................             200         5,425
Western Gas Resources, Inc. ................................             200         3,738
WICOR, Inc. ................................................             300         8,719
WPS Resources Corp. ........................................             100         2,806
TELEPHONE -- 0.2%
Advanced Communications Group, Inc.+ .......................             100           800
Commonwealth Telephone Enterprises, Inc.+ ..................             100         4,400
North Pittsburgh Systems, Inc.+ ............................             100         1,825
Omnipoint Corp.+ ...........................................             200        11,175
US LEC Corp., Class A+ .....................................             100         2,462
                                                                               -----------
                                                                                   272,084
                                                                               -----------
TOTAL COMMON STOCK (cost $12,314,624).......................                    12,348,406
                                                                               -----------

                                                                ----------------

OPTIONS -- 0.3%+                                                  CONTRACTS       VALUE
------------------------------------------------------------------------------------------
PUT OPTIONS -- 0.3%
Morgan Stanley High Tech Index $100 expiring 10/99# ........               4   $    13,800
S&P 500 Index $1,275 expiring 11/99 ........................               4        15,550
S&P 500 Index $1,300 expiring 10/99 ........................               4        11,050
                                                                               -----------
TOTAL OPTIONS (cost $46,686) ...............................                        40,400
                                                                               -----------
TOTAL INVESTMENT SECURITIES (cost $12,361,310) .............                    12,388,806
                                                                               -----------
                                                                   PRINCIPAL
SHORT-TERM SECURITIES -- 0.2%                                         AMOUNT
------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.2%
United States Treasury Bills 4.55% due 12/02/99 (cost
 $19,843) ..................................................      $   20,000        19,843
                                                                               -----------

REPURCHASE AGREEMENTS -- 7.6%
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.6%
Agreement with State Street Bank & Trust Co., bearing
 interest at 4.25%, dated 9/30/99, to be repurchased
 10/01/99 in the amount of $277,033 and collateralized by
 $95,000 of U.S. Treasury Bonds, bearing interest at 8.75%,
 due 8/15/20 and by $140,000 of U.S. Treasury Bonds, bearing interest at 8.125%, due 5/15/21 and having an approximate
 value of $289,978@ ........................................         277,000       277,000
State Street Bank & Trust Co. Joint Repurchase Agreement
 Account (Note 3) ..........................................         763,000       763,000
                                                                               -----------
TOTAL REPURCHASE AGREEMENTS (cost $1,040,000) ..............                     1,040,000
                                                                               -----------

TOTAL INVESTMENTS --
  (cost $13,421,153)                    98.8%                                            13,448,649
Other assets less liabilities --         1.2                                                167,621
                                       -----                                            -----------
NET ASSETS --                          100.0%                                           $13,616,270
                                       =====                                            ===========

-------------
+   Non-income producing securities
*  Resale restricted to qualified institutional buyers
#  The security or a portion thereof represents the underlying security for the written options
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------------------------
      NUMBER OF                                           EXPIRATION     VALUE AT       VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION                          DATE       TRADE DATE   SEPTEMBER 30, 1999   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
       1 Long           Standard & Poors 500 Index       October 1999    $67,333           $64,650          $(2,683)
                                                                                                            =======

OPEN COVERED WRITTEN OPTIONS
-----------------------------------------------------------------------------------------------------------
                                                                 EXPIRATION       STRIKE
OPTIONS                                      CONTRACTS              DATE           PRICE          VALUE
-----------------------------------------------------------------------------------------------------------
MSH Index (put) (proceeds $4,988)..........  4                  October 1999       $1,100         $(2,950)
                                                                                                  =======

See Notes to Financial Statements

----------------
170

----------------

SEASONS SERIES TRUST
INTERNATIONAL
EQUITY PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

COMMON STOCK -- 95.6%
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
AUSTRALIA -- 4.1%
Amcor Ltd. (Finance)........................................           646   $     3,099
AMP Ltd. (Finance)+.........................................           833         7,760
Australia & New Zealand Banking Group Ltd. (Finance)........            80           535
Australian Gas Light Co., Ltd. (Utilities)+.................           336         1,987
Brambles Industries Ltd. (Industrial & Commercial)..........           688        19,926
Broken Hill Proprietary Co., Ltd. (Materials)+..............         2,950        33,987
Coca-Cola Amatil Ltd. (Consumer Staples)....................         1,007         3,537
Coles Myer Ltd. (Consumer Discretionary)....................         1,008         5,269
CSR Ltd. (Materials)........................................         1,274         3,219
Fosters Brewing Group Ltd. (Consumer Staples)...............         5,578        15,729
General Property Trust (Real Estate)........................         1,712         2,895
Lend Lease Corp., Ltd. (Finance)............................         1,252        15,283
National Australia Bank Ltd. (Finance)......................         2,373        34,745
News Corp., Ltd. (Information & Entertainment)..............         2,507        17,595
Novogen Ltd. (Healthcare)+..................................       120,000       221,674
Pacific Dunlop Ltd. (Consumer Discretionary)................         1,412         2,120
Pioneer International Ltd. (Materials)+.....................         3,200         7,913
Polartechnics Ltd. (Healthcare)+............................        70,000       138,448
Rio Tintro, Ltd. (Materials)................................         1,412        23,951
TABCORP Holdings Ltd. (Information & Entertainment).........           921         6,252
Telstra Corp. (Information Technology)......................         6,042        31,323
Western Mining Corp., Ltd. (Materials)......................         1,073         5,463
Westpac Banking Corp., Ltd. (Finance).......................         3,303        20,381
Woolworths Ltd. (Consumer Discretionary)....................         3,900        13,620
                                                                             -----------
                                                                                 636,711
                                                                             -----------
AUSTRIA -- 0.7%
Bank Austria AG (Finance)...................................            90         4,477
Biota Holdings Ltd. (Healthcare)+...........................        30,000       104,767
Generali Holding Vienna AG (Finance)........................            10         1,598
Oesterreichische Elektrizit Irtschafts AG (Utilities).......            20         2,948
                                                                             -----------
                                                                                 113,790
                                                                             -----------
BELGIUM -- 0.4%
Delhaize Le-Lion SA (Consumer Discretionary)+...............            43         3,432
Electrabel SA (Utilities)...................................            38        13,157
Fortis (B) (Finance)........................................           498        16,215
Groupe Bruxelles Lambert SA (Industrial & Commercial).......            16         3,048
Kredietbank NV (Finance)....................................           208        10,568
Petrofina SA (Energy).......................................             1           385
Solvay SA (Materials).......................................            67         4,769
Tractebel Invest International BV (Finance).................            57        10,092
UCB SA (Healthcare).........................................           110         4,442
                                                                             -----------
                                                                                  66,108
                                                                             -----------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
CANADA -- 1.1%
Ballard Power Systems, Inc. (Energy)+.......................         6,000   $   173,144
                                                                             -----------

DENMARK -- 0.5%
D/S 1912 (Industrial & Commercial)..........................             1        10,279
D/S Svendborg (Industrial & Commercial).....................             1        14,316
Danisco A/S (Consumer Staples)..............................            48         2,006
ISS International Service Systems A/S, Class B (Industrial &
 Commercial)................................................           605        33,867
Novo-Nordisk A/S, Class B (Healthcare)......................            54         6,417
Tele Danmark A/S (Utilities)................................           152         9,053
                                                                             -----------
                                                                                  75,938
                                                                             -----------

FINLAND -- 1.3%
Merita Ltd. (Finance)+......................................           800         4,495
Nokia Oyj (Information Technology)..........................         1,939       173,514
Sampo Corp. (Industrial & Commercial)+......................           100         3,320
Sonera Group Oyj (Utilities)................................           400        11,577
Tieto Corp., Class B (Information Technology)...............           100         3,160
UPM-Kymmene Oyj (Materials).................................           300        10,215
                                                                             -----------
                                                                                 206,281
                                                                             -----------

FRANCE -- 11.0%
Accor SA (Information & Entertainment)......................           116        27,019
Alcatel (Information Technology)............................         1,144       157,515
Alstom (Industrial & Commercial)............................         1,113        37,163
AXA SA de CV (Finance)+.....................................           759        95,945
Banque Nationale de Paris (Finance)+........................           305        24,324
Bouygues SA (Energy)........................................            25         7,922
Canal Plus (Information & Entertainment)....................           100         5,969
Cap Gemini SA (Industrial & Commercial).....................           903       142,204
Carrefour SA (Consumer Discretionary).......................           348        55,655
Compagnie de Saint-Gobain (Finance).........................            69        12,848
Credit Local de France (Finance)+...........................           271        40,370
Danone Groupe (Consumer Staples)............................            54        13,129
Elf Aquitaine SA (Energy)...................................           622       108,542
Establissements Economiques du Casino Guichard-Perrachon SA
 (Real Estate)..............................................            56         6,435
France Telecom SA (Information Technology)..................           702        61,550
L'Oreal (Consumer Staples)..................................            47        29,981
L'Air Liquide SA (Industrial & Commercial)..................            63         9,988
Lafarge Corp. (Materials)...................................            70         7,731
Legrand SA (Industrial & Commercial)........................            24         5,388
Michelin SA, Class B (Consumer Discretionary)...............           124         5,848
Moet Henessy Louis Vuitton (Consumer Staples)...............            71        21,267
Pernod-Ricard (Consumer Staples)............................            51         3,424
Peugeot SA (Consumer Discretionary).........................            41         8,210
Pinault-Printemps-Redoute SA (Consumer Discretionary).......            85        16,099
Promodes (Consumer Discretionary)...........................            11         9,721
Rhone-Poulenc SA (Healthcare)...............................         2,250       116,114
Sanofi-Synthelabo SA (Healthcare)...........................         3,824       162,757
Schneider SA (Industrial & Commercial)+.....................           112         8,187
SEITA (Consumer Staples)....................................           981        58,455
Societe Generale (Finance)..................................           368        75,769

----------------
172

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
FRANCE (CONTINUED)
Sodexho Alliance SA (Information & Entertainment)...........            24   $     4,060
Suez Lyonnaise des Eaux (Industrial & Commercial)...........           105        16,982
Thomson CSF (Industrial & Commercial).......................           143         4,854
Total Fina SA, Class B (Energy)+............................           709        89,021
Total Fina SA (Energy)+.....................................            72             1
UBI Soft Entertainment (Information Technology).............         1,250       174,238
Valeo SA (Consumer Discretionary)...........................            60         4,338
Vivendi (Industrial & Commercial)...........................         1,231        86,384
                                                                             -----------
                                                                               1,715,407
                                                                             -----------

GERMANY -- 13.4%
Allianz AG (Finance)........................................           150        43,190
AMB Aachener & Muenchener Beteiligungs AG (Finance).........            50         4,623
BASF AG (Materials).........................................           450        19,153
Bayer AG (Materials)........................................           500        19,924
Commerzbank AG (Finance)....................................         1,489        57,037
DaimlerChrysler AG (Consumer Discretionary)+................           650        44,749
DePfa Deutsche Pfandbriefbank AG (Finance)..................         1,500       123,696
Deutsche Bank AG (Finance)+.................................           444        29,693
Deutsche Lufthansa AG (Information Technology)..............           300         5,484
Deutsche Telekom AG (Information Technology)................         1,653        67,717
Dresdner Bank AG (Finance)..................................           300        14,109
Drillisch AG (Information Technology).......................        12,000        97,041
Gehe AG (Healthcare)........................................         4,000       147,265
HypoVereinsbank AG (Finance)................................           604        35,219
LHS Group AG (Information Technology).......................         4,000       120,025
Mannesmann AG (Industrial & Commercial)+....................           842       134,390
Merck KGAA (Healthcare).....................................           150         5,427
Metro AG (Consumer Discretionary)...........................           200        10,406
Mobilcom AG (Information Technology)........................         1,500        73,579
Munchener Ruckversicherungs AG (Finance)+...................           100        20,185
Preussag AG (Industrial & Commercial).......................         1,494        75,192
RWE AG (Materials)..........................................           300        12,433
SAP AG (Information Technology).............................           550       211,852
Schering AG (Healthcare)....................................            50         5,453
Siemens AG (Multi-industry).................................           747        61,640
SKW Trostberg AG (Materials)................................         6,000       130,240
Takkt AG (Consumer Discretionary)...........................         4,000        24,686
Thyssen Krupp AG (Industrial & Commercial)..................         1,000        20,057
VEBA AG (Utilities).........................................         4,100       224,456
Viag AG (Industrial & Commercial)...........................         1,300        24,622
Volkswagen AG (Consumer Discretionary)......................           250        13,939
Vossloh AG (Consumer Staples)...............................         5,000       106,671
W.E.T. Automotive Systems, AG (Consumer Discretionary)+.....         2,500        95,765
                                                                             -----------
                                                                               2,079,918
                                                                             -----------

HONG KONG -- 2.0%
Cheung Kong (Holdings) Ltd. (Real Estate)...................         7,000        58,349
CLP Holdings Ltd. (Utilities)...............................         2,000         9,398
Giordano International Ltd. (Consumer Discretionary)........        19,000        15,043
Hang Seng Bank Ltd. (Finance)...............................         3,500        37,060

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
HONG KONG (CONTINUED)
Hong Kong & China Gas Co. Ltd. (Utilities)+.................        15,300   $    20,681
Hong Kong Telecommunications Ltd. (Information
 Technology)................................................        18,390        40,128
Hutchison Whampoa Ltd. (Industrial & Commercial)............         8,000        74,151
New World China Land, Ltd. (Real Estate)....................        10,000         5,793
New World Development Co., Ltd. (Finance)...................        10,016        21,920
Sun Hung Kai Properties Ltd. (Finance)......................         2,000        15,255
Swire Pacific Ltd., Class A (Industrial & Commercial).......         1,000         4,737
                                                                             -----------
                                                                                 302,515
                                                                             -----------

IRELAND -- 0.3%
Allied Irish Banks PLC (Finance)............................           617         7,399
Bank of Ireland (Finance)+..................................         3,345        27,228
CRH PLC (Consumer Discretionary)............................           298         5,701
Irish Life & Permanent PLC (Finance)........................           168         1,886
Kerry Group, Class A (Consumer Staples)+....................           159         2,014
                                                                             -----------
                                                                                  44,228
                                                                             -----------

ITALY -- 2.5%
Alitalia SpA (Industrial & Commercial)......................         1,565         4,413
Assicurazione Generali SpA (Finance)........................           746        24,766
Banca Commerciale Italiana (Finance)........................         1,597        11,011
Banca di Roma (Finance).....................................        13,203        20,019
Banca Intesa SpA (Finance)..................................         1,250         5,227
Edison SpA (Utilities)......................................           370         3,252
ENI SpA (Energy)............................................         5,690        35,661
Fiat SpA (Consumer Discretionary)...........................           326        10,857
Istituto Mobiliare Italiano SpA (Finance)...................         3,397        44,098
Istituto Nazionale delle Assicurazioni SpA (Finance)........         3,704        12,060
Italgas SpA (Utilities).....................................           848         3,663
Mediaset SpA (Information & Entertainment)..................         1,036        10,572
Montedison SpA (Materials)..................................         2,184         4,276
Olivetti SpA (Industrial & Commercial)......................         3,759         8,100
Pirelli SpA (Industrial & Commercial).......................         2,215         5,386
Seat Pagine Gialle SpA (Information & Entertainment)........        37,050        36,939
Telecom Italia Mobile SpA (Utilities).......................         4,832        30,026
Telecom Italia SpA (Utilities)..............................         6,261        54,362
UniCredito Italiano SpA (Finance)...........................        12,223        59,697
                                                                             -----------
                                                                                 384,385
                                                                             -----------

JAPAN -- 18.2%
Aderans Co. Ltd. (Consumer Discretionary)...................           600        27,477
Advantest Corp. (Information Technology)+...................           100        14,422
Ajinomoto Co., Inc. (Consumer Staples)......................         1,000        11,659
Asahi Bank Ltd. (Finance)...................................         3,000        21,493
Asahi Breweries Ltd. (Consumer Staples).....................         1,000        15,256
Asahi Glass Co., Ltd. (Materials)...........................         2,000        13,804
Bank of Tokyo-Mitsubishi Ltd. (Finance).....................         8,000       122,495
Bridgestone Corp. (Consumer Discretionary)..................         2,000        55,816
Canon, Inc. (Information & Entertainment)...................         2,000        58,063
Chiba Bank Ltd. (Finance)...................................         3,000        12,025

----------------
174

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Circle K Japan Co., Ltd. (Consumer Discretionary)...........         1,000   $    42,424
Dai Nippon Printing Co., Ltd. (Industrial & Commercial).....         1,000        18,533
Daiwa House Industry Co., Ltd. (Consumer Discretionary).....         1,000         9,861
Denso Corp. (Consumer Discretionary)........................         1,000        21,118
East Japan Railway Co. (Industrial & Commercial)............             3        19,049
Fanuc Ltd. (Information Technology).........................           300        20,341
Fuji Bank Ltd. (Finance)....................................         5,000        60,592
Fuji Photo Film Co., Ltd. (Information & Entertainment).....         2,000        68,365
Fujitsu Ltd. (Information Technology).......................         1,000        31,092
Hitachi Ltd. (Industrial & Commercial)+.....................         3,000        33,152
Honda Motor Co., Ltd. (Consumer Discretionary)..............         2,000        83,536
Industrial Bank of Japan Ltd. (Finance).....................         3,000        36,777
Jusco Co., Ltd. (Consumer Discretionary)....................         1,000        18,777
Kansai Electric Power Co., Inc. (Utilities).................           900        17,363
KAO Corp. (Consumer Staples)................................         2,000        56,378
Kinki Nippon Railway Co., Ltd. (Industrial & Commercial)....         2,000        10,639
Kirin Brewery Co., Ltd. (Consumer Staples)..................         3,000        35,821
Konami Co. (Information Technology)+........................           300        28,938
Marui Co., Ltd. (Consumer Discretionary)....................         1,000        18,618
Matsushita Electric Industrial Co., Ltd. (Information
 Technology)+...............................................         2,000        42,424
Mitsubishi Corp. (Industrial & Commercial)..................         2,000        16,482
Mitsubishi Estate Co., Ltd. (Real Estate)...................         1,000        10,124
Mitsubishi Heavy Industries Ltd. (Industrial &
 Commercial)................................................         3,000        11,519
Mitsubishi Trust & Banking Corp (Finance)...................         2,000        24,349
Mitsui Marine & Fire Co., Ltd. (Finance)....................         8,000        42,330
NEC Corp. (Industrial & Commercial).........................         2,000        40,176
NGK Insulators Ltd. (Industrial & Commercial)...............         1,000         9,674
Nintendo Co., Ltd. (Information Technology).................           300        47,706
Nippon Express Co., Ltd. (Industrial & Commercial)..........         2,000        13,373
Nippon Steel Corp. (Materials)..............................         7,000        18,945
Nippon Telegraph & Telephone Corp. (Information
 Technology)................................................            12       147,219
Nippon Telegraph & Telephone Mobile Communications Corp.
 (Information Technology)...................................             4        78,666
Nissan Motor Co., Ltd. (Consumer Discretionary)+............         3,000        18,121
Nomura Securities Co., Ltd. (Finance).......................         2,000        30,905
Ricoh Co., Ltd. (Information Technology)....................         3,000        51,976
Rohm Co., Ltd. (Information Technology).....................         1,000       208,372
Sankyo Co., Ltd. (Healthcare)+..............................         1,000        29,968
Sekisui House Ltd. (Consumer Discretionary).................         1,000        11,257
Sharp Corp. (Information Technology)........................         1,000        15,977
Shin-Etsu Chemical Co., Ltd. (Materials)....................         3,000       124,742
Shiseido Co., Ltd. (Consumer Staples).......................         1,000        14,890
SMC Corp. (Consumer Discretionary)+.........................           300        42,143
Sony Corp. (Information & Entertainment)....................           300        44,699
Sumitomo Bank Ltd. (Finance)................................         3,000        44,952
Sumitomo Corp. (Industrial & Commercial)....................         2,000        14,666
Sumitomo Electric Industries Ltd. (Industrial &
 Commercial)................................................         1,000        13,673
Taisho Pharmaceutical Co., Ltd. (Healthcare)................         1,000        41,955
Takeda Chemical Industries Ltd. (Healthcare)................         1,000        53,849
Takefuji Corp. (Finance)....................................           400        66,417
TDK Corp. (Information & Entertainment).....................         1,000       115,471
Terumo Corp. (Healthcare)...................................         1,000        30,811

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Tohoku Electric Power Co., Inc. (Utilities).................           600   $     9,328
Tokai Bank Ltd. (Finance)...................................         2,000        14,403
Tokio Marine & Fire Insurance Co., Ltd. (Finance)...........         2,000        23,600
Tokyo Electric Power Co., Inc. (Utilities)..................         2,200        50,684
Toppan Forms Co., Ltd. (Industrial & Commercial)............         1,900        47,954
Toppan Printing Co., Ltd. (Industrial & Commercial).........         1,000        12,549
Toray Industries, Inc. (Materials)..........................         2,000        10,302
Toyoda Automatic Loom Works Ltd. (Industrial &
 Commercial)................................................         1,000        18,318
Toyota Motor Corp. (Consumer Discretionary).................         2,000        63,495
Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)............         2,000        93,463
Yoshinoya D&C Co., Ltd. (Consumer Discretionary)............             1        23,881
                                                                             -----------
                                                                               2,829,692
                                                                             -----------

NETHERLANDS -- 7.5%
ABN Amro Holdings NV (Finance)..............................         1,040        23,350
Aegon NV (Finance)+.........................................           762        65,513
Akzo Nobel NV (Healthcare)..................................           215         9,105
Elsevier NV (Information & Entertainment)...................           486         4,990
Equant NV (Industrial & Commercial)+........................           418        33,981
Fortis NV (Finance).........................................         1,171        37,816
Getronics NV (Information Technology)+......................         2,150       115,872
Heineken NV (Consumer Staples)..............................           227        11,280
ING Groep NV (Finance)......................................         1,847       100,230
Koninklijke Ahold NV (Consumer Discretionary)...............           429        14,105
Koninklijke Numico NV (Consumer Staples)....................         3,500       144,870
Koninklijke Phillips Electronics NV (Information &
 Entertainment).............................................           737        74,107
KPN NV (Utilities)..........................................         1,796        78,639
Libertel NV (Information & Entertainment)+..................         1,482        26,729
Royal Dutch Petroleum Co. (Energy)..........................         1,462        84,783
ST Microelectronics (Information Technology)................           970        75,552
Stork NV (Industrial & Commercial)+.........................         5,000       103,745
TNT Post Group NV (Industrial & Commercial).................         1,829        46,513
Unilever NV (Consumer Staples)..............................           393        26,721
VNU NV (Information & Entertainment)........................         2,204        76,452
Wolters Kluwer NV (Information & Entertainment)+............           156         5,345
                                                                             -----------
                                                                               1,159,698
                                                                             -----------

NEW ZEALAND -- 0.1%
Telecommunications Corp. of New Zealand Ltd. ADR
 (Information Technology)...................................         2,548        10,056
                                                                             -----------

NORWAY -- 0.1%
Christiania Bank Og Kreditkasse (Finance)...................           550         2,954
Norsk Hydro ASA, Class B (Materials)........................           200         8,468
Orkla SA (Consumer Staples).................................           150         2,275
Storebrand ASA (Finance)+...................................           300         2,246
                                                                             -----------
                                                                                  15,943
                                                                             -----------

PORTUGAL -- 0.2%
Banco Comercial Portugues SA (Finance)......................           200         5,384
Banco Espirito Santo SA (Finance)...........................           100         2,508

----------------
176

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
PORTUGAL (CONTINUED)
Brisa-Auto Estradas de Portugal SA (Industrial &
 Commercial)................................................           100   $     3,817
Electricidad de Portugal SA (Utilities).....................           400         6,308
Jeronimo Martins SGPS SA (Consumer Discretionary)...........           100         2,830
Portugal Telecom SA (Utilities).............................           220         9,148
                                                                             -----------
                                                                                  29,995
                                                                             -----------

SINGAPORE -- 0.7%
City Developments Ltd. (Real Estate)........................         2,000        10,176
DBS Group Holdings Ltd. (Finance)...........................         2,326        25,997
First Capital Corp., Ltd. (Real Estate).....................         8,000         9,035
Keppel Corp., Ltd. (Industrial & Commercial)................         1,000         2,918
Natsteel Electronics Ltd. (Information Technology)..........         2,000         7,471
Overseas Chinese Banking Corp., Ltd. (Finance)..............         1,000         7,765
Sembcorp Industries Ltd. (Industrial & Commercial)+.........         2,000         2,306
Singapore Airlines Ltd. (Industrial & Commercial)...........         2,000        19,529
Singapore Press Holdings Ltd. (Information &
 Entertainment).............................................         1,000        15,765
Singapore Technologies Engineering Ltd. (Industrial &
 Commercial)................................................         3,000         3,829
Singapore Telecommunications Ltd. (Information
 Technology)................................................         5,000         9,117
                                                                             -----------
                                                                                 113,908
                                                                             -----------

SPAIN -- 1.9%
Acerinox SA (Materials)+....................................           940        29,106
Aguas De Barcelona (Consumer Staples)+......................           132         2,209
Autopistas Concesionaria Espana SA (Industrial &
 Commercial)+...............................................           205         2,260
Banco Bilbao Vizcaya SA (Finance)...........................         1,371        18,060
Banco Santander Central Hispano, SA (Finance)...............         2,464        25,458
Corporation Bancaria de Espana SA (Finance).................           361         7,936
Endesa SA (Utilities).......................................         2,594        49,241
Fomento de Construcciones y Contratas AS (Industrial &
 Commercial)................................................           106         2,891
Gas Natural SDG, SA (Utilities).............................           300         6,410
Grupo Dragados SA (Industrial & Commercial).................           183         2,103
Iberdrola SA (Energy).......................................           653         9,672
Repsol SA (Energy)..........................................           651        12,739
Tabacalera SA (Consumer Staples)............................           159         3,008
Telefonica SA (Information Technology)+.....................         7,308       116,874
TelePizza SA (Information & Entertainment)+.................           227         1,051
Union Electrica-Fenosa SA (Utilities).......................           157         2,354
                                                                             -----------
                                                                                 291,372
                                                                             -----------

SWEDEN -- 2.6%
ABB, Series A (Industrial & Commercial).....................           600         8,507
AstraZeneca Group PLC (Industrial & Commercial).............           604        25,176
Electrolux AB (Consumer Discretionary)......................           300         5,602
Ericsson (LM) Telecommunications Co., Series B (Information
 Technology)................................................         3,363       104,260
ForeningsSparbanken AB, Class A (Finance)...................           450         7,305
Hennes & Mauritz AB (Consumer Discretionary)................           800        20,164
NetCom Systems AB, Series B (Utilities)+....................           100         3,710
Securitas AB, Series B (Industrial & Commercial)............         6,229        93,515
Skandia Forsakrings AB (Finance)............................         5,622       117,339
Skandinaviska Enskilda Banken, Class A (Finance)............           500         5,096

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
SWEDEN (CONTINUED)
Svenska Cellulosa AB (Materials)............................           200   $     5,334
Svenska Handelsbanken, Series A (Finance)...................           300         4,193
Volvo AB, Class B (Consumer Discretionary)+.................           300         8,477
                                                                             -----------
                                                                                 408,678
                                                                             -----------

SWITZERLAND -- 4.0%
Credit Suisse Group (Finance)...............................           200        36,606
Nestle SA (Consumer Staples)................................            53        99,474
Novartis AG (Healthcare)....................................            85       125,930
Roche Holdings AG (Healthcare)..............................             1        18,506
Roche Holdings AG Genusschein (Healthcare)..................            10       115,574
Saurer AG (Industrial & Commercial)+........................           150        64,592
Schweizerische Rueckversicherungs-Gesellschaft (Finance)....            10        19,933
Swisscom AG (Information Technology)........................            50        15,574
UBS AG (Finance)+...........................................           378       106,419
Zurich Allied AG (Finance)+.................................            30        16,712
                                                                             -----------
                                                                                 619,320
                                                                             -----------

UNITED KINGDOM -- 22.4%
Abbey National PLC (Finance)@...............................         1,141        20,156
Allied Zurich PLC (Finance)+................................         6,987        81,957
Ashtead Group PLC (Finance).................................        45,000       125,201
Associated British Foods PLC (Consumer Staples).............           921         6,004
BAA PLC (Information & Entertainment)@......................         1,054        10,593
Barclays PLC (Finance)@.....................................         3,185        93,334
Bass PLC (Consumer Staples)+................................           807         9,705
BG PLC (Utilities)..........................................         3,275        18,817
Blue Circle Industries PLC (Materials)@.....................         1,349         8,106
BOC Group PLC (Materials)@..................................           622        12,984
Boots Co. PLC (Consumer Discretionary)@.....................           874         9,748
BP Amoco PLC (Energy)@......................................        10,707       195,659
British Aerospace PLC (Industrial & Commercial).............         1,734        11,419
British American Tobacco PLC (Consumer Staples)+............           676         5,798
British Sky Broadcasting Group PLC (Information &
 Entertainment).............................................         1,662        16,006
British Telecommunications PLC (Information Technology).....        10,278       155,670
Cable & Wireless PLC (Information Technology)...............         1,904        20,704
Cadbury Schweppes PLC (Consumer Staples)....................         1,859        12,915
Carlton Communications PLC (Information & Entertainment)....         5,540        41,954
Centrica PLC (Utilities)+...................................         2,680         7,346
CGU PLC (Finance)+..........................................         1,166        17,929
Compass Group PLC (Consumer Staples)........................           752         7,416
Diageo PLC (Consumer Staples)...............................         6,688        68,265
General Electric Co. PLC (Information Technology)+..........         5,719        54,891
GKN PLC (Information Technology)............................           794        12,640
Glaxo Wellcome PLC (Healthcare).............................         6,316       163,769
Granada Group PLC (Information & Entertainment).............         1,644        14,155
Great Universal Stores PLC (Consumer Discretionary).........         3,301        25,026
Halifax Group PLC (Finance).................................         3,538        44,471
Hays PLC (Industrial & Commercial)..........................        12,000       129,597
HSBC Holdings PLC (Finance).................................        11,165       127,839
Imperial Chemical Industries PLC (Materials)................           526         5,789

----------------
178

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Jarvis PLC (Industrial & Commercial)........................        30,000   $   135,820
Kingfisher PLC (Consumer Discretionary).....................         1,279        13,771
Land Securities PLC (Real Estate)...........................           664         9,029
Legal & General Group Ltd. PLC (Finance)....................         3,348         9,480
Lloyds TSB Group PLC (Finance)..............................         6,726        82,272
Marks & Spencer PLC (Consumer Discretionary)................         2,567        13,291
Mayflower Corp. PLC (Consumer Discretionary)................        50,000       184,797
Misys PLC (Information Technology)..........................         4,801        46,910
National Grid Co. (Utilities)...............................         1,460        10,191
National Westminster Bank PLC (Finance).....................         1,149        26,766
NXT PLC (Industrial & Commercial)...........................        18,000       133,350
Pearson PLC (Information & Entertainment)...................           573        12,236
Pilkington PLC (Materials)..................................       110,000       184,715
Prudential PLC (Finance)....................................         1,550        23,859
Railtrack Group PLC (Industrial & Commercial)+..............           189         3,989
Reckitt & Colman PLC (Consumer Staples).....................         5,680        70,506
Rentokil Initial PLC (Industrial & Commercial)..............         2,443         8,647
Reuters Group PLC (Information & Entertainment).............         1,243        14,038
Rio Tinto PLC (Materials)+..................................         1,072        18,619
Rolls Royce PLC (Consumer Discretionary)....................         1,245         4,309
Royal Bank of Scotland Group PLC (Finance)..................           373         7,983
Sainsbury (J.) PLC (Consumer Discretionary)+................           733         4,574
Scottish Power PLC (Utilities)..............................         1,165        10,568
Shell Transport & Trading Co. PLC (Energy)..................         6,073        45,191
Siebe PLC (Industrial & Commercial).........................         2,551        12,389
SmithKline Beecham Consumer Healthcare Ltd. PLC
 (Healthcare)@..............................................         4,030        46,226
Stagecoach Holdings PLC (Industrial & Commercial)...........         7,783        24,313
Tesco PLC (Consumer Discretionary)..........................         5,778        18,073
Trifast PLC (Industrial & Commercial).......................        15,000       254,353
Unilever PLC (Consumer Staples).............................         6,426        60,407
Vodafone AirTouch PLC ADR (Information Technology)..........           187        44,459
Vodafone Group PLC (Information Technology).................        13,343       314,891
Zeneca Group PLC (Healthcare)...............................         2,160        90,678
                                                                             -----------
                                                                               3,476,563
                                                                             -----------

UNITED STATES -- 0.6%
Netbank, Inc. (Finance)+....................................         4,500        99,000
                                                                             -----------
TOTAL COMMON STOCK (cost $14,031,779).......................                  14,852,650
                                                                             -----------

PREFERRED STOCK -- 1.3%
----------------------------------------------------------------------------------------
AUSTRALIA -- 0.1%
News Corp., Ltd. 5.00% (Information & Entertainment)........         1,412         9,309
                                                                             -----------

GERMANY -- 1.2%
Henkel KGaA 1.22% (Finance).................................           386        24,233
Marschollek Lautenschlaeger und Partner AG (Finance)........           600       103,936
SAP AG (Information Technology).............................           138        61,819
                                                                             -----------
                                                                                 189,988
                                                                             -----------

                                                                ----------------

PREFERRED STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
NETHERLANDS -- 0.0%
Unilever NV (Consumer Staples)..............................           441   $     2,370
                                                                             -----------
TOTAL PREFERRED STOCK (cost $214,488).......................                     201,667
                                                                             -----------

RIGHTS -- 0.0%+
                                                                   RIGHTS
----------------------------------------------------------------------------------------
SWEDEN -- 0.0%
Svenska Cellulosa 10/22/99 (cost $247)......................           200           319
                                                                             -----------

WARRANTS -- 0.0%+
                                                                  WARRANTS
----------------------------------------------------------------------------------------
FRANCE -- 0.0%
Banque Nation de Paris 7/15/02 (cost $0)....................            65           540
                                                                             -----------
TOTAL INVESTMENT SECURITIES (cost $14,246,514)..............                  15,055,176
                                                                             -----------

SHORT-TERM SECURITIES -- 0.1%                                     PRINCIPAL
                                                                   AMOUNT
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.1%
United States Treasury Bills 4.55% due 12/02/99@ (cost
 $19,843)...................................................      $ 20,000         19,842
                                                                              -----------

REPURCHASE AGREEMENT -- 0.8%
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
Agreement with State Street Bank & Trust Co., bearing
 interest at 4.25%, dated 9/30/99, to be repurchased
 10/01/99 in the amount of $115,014 and collateralized by
 $95,000 of U.S. Treasury Bonds, bearing interest at 8.75%,
 due 8/15/20 and having an approximate value of $119,878
 (cost $115,000)............................................       115,000        115,000
                                                                              -----------

TOTAL INVESTMENTS --
  (cost $14,381,357)                    97.8%                                            15,190,018
Other assets less liabilities --         2.2                                                347,432
                                       -----                                            -----------
NET ASSETS --                          100.0%                                           $15,537,450
                                       =====                                            ===========

-------------
+   Non-income producing securities
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
----------------------------------------------------------------------------------------------------
      NUMBER OF                                              VALUE AT       VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION       EXPIRATION DATE   TRADE DATE   SEPTEMBER 30, 1999   DEPRECIATION
----------------------------------------------------------------------------------------------------------
       1 Long           Dax Index          December 1999     $146,507         $137,240          $(9,268)
       2 Long           Nikkei 300 Index   December 1999       55,629           55,084             (545)
                                                                                                -------
Net Unrealized Depreciation................................................................     $(9,813)
                                                                                                =======

----------------
180

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------
     CONTRACT                 IN            DELIVERY   GROSS UNREALIZED
    TO DELIVER           EXCHANGE FOR        DATE       DEPRECIATION
-----------------------------------------------------------------------
 HKD        222,487     USD        28,251   12/08/99        $  (375)
 HKD        270,139     USD        34,682   12/08/99            (74)
 HKD        141,380     USD        18,165   12/08/99            (25)
 HKD        573,359     USD        72,757   12/08/99         (1,013)
                                                            -------
Net Unrealized Depreciation.........................        $(1,487)
                                                            =======

-------------
HKD -- Hong Kong Dollar
USD -- United States Dollar

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

BONDS & NOTES -- 93.6%                                            PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.8%
RETAIL -- 1.8%
CVS Corp. 5.50% 2004* ......................................      $  200,000   $   192,726
Shop At Home, Inc. 11.00% 2005..............................          50,000        49,438
Travelcenters of America, Inc. 10.25% 2007..................          50,000        49,375
                                                                               -----------
                                                                                   291,539
                                                                               -----------

CONSUMER STAPLES -- 1.5%
FOOD, BEVERAGE & TOBACCO -- 1.2%
Diageo Capital PLC 6.13% 2005...............................         200,000       191,166

HOUSEHOLD PRODUCTS -- 0.3%
Revlon Consumer Products Corp. 9.00% 2006...................          50,000        45,250
                                                                               -----------
                                                                                   236,416
                                                                               -----------

ENERGY -- 1.1%
ENERGY SERVICES -- 0.6%
Key Energy Services, Inc., Series B 14.00% 2009.............          50,000        52,375
R&B Falcon Corp. 12.25% 2006................................          50,000        52,500

ENERGY SOURCES -- 0.5%
Eott Energy Partners LP 11.00% 2009.........................          75,000        76,313
                                                                               -----------
                                                                                   181,188
                                                                               -----------

FINANCE -- 3.6%
FINANCIAL SERVICES -- 3.6%
Ford Motor Credit Co. 5.75% 2004............................         200,000       191,491
J. P. Morgan & Co., Inc. 5.75% 2004.........................         200,000       191,118
Toyota Motor Credit Corp. 5.63% 2003........................         200,000       192,978
                                                                               -----------
                                                                                   575,587
                                                                               -----------

HEALTHCARE -- 0.8%
HEALTH SERVICES -- 0.8%
Tenet Healthcare Corp. 8.00% 2005...........................          50,000        47,500
Fresenius Medical Care Capital Trust 7.88% 2008.............          75,000        70,125
                                                                               -----------
                                                                                   117,625
                                                                               -----------

INDUSTRIAL & COMMERCIAL -- 4.0%
BUSINESS SERVICES -- 2.4%
Allied Waste North America, Inc., Series B 7.63% 2006.......          75,000        67,500
Allied Waste North America, Inc., Series B 7.88% 2009.......          50,000        44,062
Evenflo Co., Inc., Series B 11.75% 2006.....................          75,000        73,688
Pentacon, Inc., Series B 12.25% 2009........................          50,000        48,500

----------------
182

BONDS & NOTES (CONTINUED)                                         PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Polymer Group, Inc., Series B 9.00% 2007....................      $  100,000   $    94,500
SFC New Holdings, Inc. 12.13% 2002..........................          50,000        48,500

MULTI-INDUSTRY -- 0.5%
Diamond Holdings PLC 9.13% 2008.............................          50,000        49,625
Schuff Steel Co. 10.50% 2008................................          40,000        34,700

TRANSPORTATION -- 1.1%
Gulfmark Offshore, Inc. 8.75% 2008..........................         100,000        94,375
Statia Terminals International NV 11.75% 2003...............          75,000        80,063
                                                                               -----------
                                                                                   635,513
                                                                               -----------

INFORMATION & ENTERTAINMENT -- 5.2%
BROADCASTING & MEDIA -- 2.5%
Airgate PCS, Inc. zero coupon 2009..........................          50,000        27,250
Chancellor Media Corp. 8.00% 2008...........................         100,000        97,000
Chancellor Media Corp. 9.38% 2004...........................          40,000        40,050
Cumulus Media, Inc. 10.38% 2008.............................          50,000        51,500
Echostar DBS Corp. 9.25% 2006* .............................          50,000        49,250
Echostar DBS Corp. 9.38% 2009* .............................          50,000        49,312
Mediacom LLC/Capital Corp. 7.88% 2011*......................         100,000        87,250

LEISURE & TOURISM -- 2.7%
American Airlines, Inc. 7.02% 2009..........................         130,000       130,000
Continental Airlines, Inc. 6.32% 2008.......................         200,000       186,688
ITT Corp. 6.25% 2000........................................          50,000        49,050
ITT Corp. New 7.38% 2015....................................          25,000        20,782
Mohegan Tribal Gaming Authority 8.13% 2006..................          50,000        48,875
                                                                               -----------
                                                                                   837,007
                                                                               -----------

INFORMATION TECHNOLOGY -- 3.6%
COMMUNICATION EQUIPMENT -- 0.2%
Wavetek Corp. 10.13% 2007...................................          50,000        42,375

SOFTWARE -- 0.3%
Globix Corp. 13.00% 2005....................................          50,000        44,125

TELECOMMUNICATIONS -- 3.1%
e.Spire Communications, Inc. zero coupon 2005(2)............          50,000        30,500
Flag Ltd. 8.25% 2008........................................          50,000        43,625
L-3 Communications Corp., Series B 10.38% 2007..............          50,000        51,875
Nextel Communications, Inc. 9.75% 2004......................         100,000       100,750
Pac-West Telecommuncations, Inc. 13.50% 2009*...............          50,000        50,812
Primus Telecommunications Group 11.25% 2009.................          75,000        71,812
RSL Communications PLC 10.50% 2008..........................          50,000        46,250
Williams Communications Group, Inc. 7.88% 2009..............          50,000        49,625
Worldwide Fiber, Inc. 12.50% 2005...........................          50,000        50,188
                                                                               -----------
                                                                                   581,937
                                                                               -----------

                                                                ----------------

BONDS & NOTES (CONTINUED)                                         PRINCIPAL
                                                                    AMOUNT        VALUE
------------------------------------------------------------------------------------------
MATERIALS -- 1.2%
METALS & MINERALS -- 1.2%
Armco, Inc. 8.88% 2008......................................      $  100,000   $    98,250
California Steel Industries, Inc. 8.50% 2009*...............          50,000        47,250
MMI Products, Inc., Series B 11.25% 2007....................          50,000        50,625
                                                                               -----------
                                                                                   196,125
                                                                               -----------
REAL ESTATE -- 0.5%
REAL ESTATE COMPANIES -- 0.5%
HMH Properties, Inc., Series B 7.88% 2008...................         100,000        89,250
                                                                               -----------
U.S. GOVERNMENT & AGENCIES -- 70.3%
U.S. GOVERNMENT & AGENCIES -- 70.3%
Federal Home Loan Banks 5.13% 2002..........................         750,000       733,478
Federal Home Loan Banks 5.25% 2002..........................         100,000        97,935
Federal Home Loan Banks 5.38% 2001..........................         550,000       545,726
Federal Home Loan Mortgage Corp. 5.75% 2009.................          50,000        46,773
Federal Home Loan Mortgage Corp. 7.50% 2026.................         296,154       297,448
Federal Home Loan Mortgage Corp. 7.50% 2028.................         240,940       241,993
Federal National Mortgage Association 5.13% 2004............       1,500,000     1,429,215
Federal National Mortgage Association 5.38% 2002............         200,000       196,599
Federal National Mortgage Association 6.00% 2028............         373,697       348,625
Federal National Mortgage Association 6.00% 2028............         383,220       357,353
Federal National Mortgage Association 6.00% 2028............         608,750       567,659
Government National Mortgage Association 6.50% 2028.........         247,952       237,024
Government National Mortgage Association 7.50% 2007.........         176,061       179,211
United States Treasury Bonds 6.25% 2023.....................       1,000,000       983,280
United States Treasury Bonds 7.13% 2023.....................          60,000        65,082
United States Treasury Bonds 7.50% 2001.....................         200,000       207,156
United States Treasury Bonds 8.13% 2021.....................          30,000        35,784
United States Treasury Bonds 8.75% 2020.....................         100,000       125,922
United States Treasury Bonds 9.00% 2018.....................         700,000       892,612
United States Treasury Bonds 12.00% 2013....................         300,000       414,141
United States Treasury Notes 4.75% 2008.....................         500,000       455,155
United States Treasury Notes 5.50% 2003.....................         200,000       197,906
United States Treasury Notes 6.25% 2002.....................         450,000       455,553
United States Treasury Notes 6.50% 2005.....................       1,550,000     1,586,813
United States Treasury Notes 6.88% 2006.....................         300,000       313,032
United States Treasury Notes 7.00% 2006.....................         265,000       278,332
                                                                               -----------
                                                                                11,289,807
                                                                               -----------
TOTAL BONDS & NOTES (cost $15,713,238)......................                    15,031,994
                                                                               -----------

PREFERRED STOCK -- 0.4%
                                                                    SHARES
------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 0.2%
BUSINESS SERVICES -- 0.2%
CSC Holdings, Inc. 11.13% Series M (1)......................             289        30,938
                                                                               -----------
INFORMATION TECHNOLOGY -- 0.2%
TELECOMMUNICATIONS -- 0.2%
Global Crossing Holdings Ltd. 10.50% (1)....................             350        37,100
                                                                               -----------
TOTAL PREFERRED STOCK (cost $70,380)........................                        68,038
                                                                               -----------

----------------
184

WARRANTS -- 0.0%+
                                                                   WARRANTS       VALUE
------------------------------------------------------------------------------------------
ENERGY -- 0.0%
ENERGY SERVICES -- 0.0%
Key Energy Services, Inc. 1/15/09 (cost $2,548).............              50   $       125
                                                                               -----------
TOTAL INVESTMENT SECURITIES (cost $15,786,166)..............                    15,100,157
                                                                               -----------

REPURCHASE AGREEMENTS -- 6.9%                                     PRINCIPAL
                                                                    AMOUNT
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.9%
ABN Amro Bank NA Joint Repurchase Agreement Account
 (Note 3)...................................................      $  400,000       400,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 4.25%, dated 9/30/99, to be repurchased
 10/01/99 in the amount of $301,036 and collaterlized by
 $270,000 of U.S. Treasury Bonds, bearing interest at 7.50%,
 due 11/15/24 and having an approximate value of $312,356...         301,000       301,000
State Street Bank & Trust Co. Joint Repurchase Agreement
 (Note 3)...................................................         401,000       401,000
                                                                               -----------
TOTAL REPURCHASE AGREEMENTS (cost $1,102,000)...............                     1,102,000
                                                                               -----------

TOTAL INVESTMENTS --
  (cost $16,888,166)                   100.9%                                            16,202,157
Liabilities in excess of other
  assets --                             (0.9)                                              (137,434)
                                       -----                                            -----------
NET ASSETS --                          100.0%                                           $16,064,723
                                       =====                                            ===========

-------------
*  Resale restricted to qualified institutional buyers
(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

See Notes to Financial Statements

                                                                ----------------

------------------

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO INVESTMENT PORTFOLIO -- SEPTEMBER 30, 1999

                                                                     (UNAUDITED)

SHORT-TERM SECURITIES -- 101.3%                                   PRINCIPAL
                                                                  AMOUNT          VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 30.1%
Bell South Telecommunications 5.35% due 2/16/00 ............      $  100,000   $    97,819
Bemis Co., Inc. 5.45% due 2/24/00 ..........................         100,000        97,680
CSC Enterprises 5.30% due 11/18/99 .........................         100,000        99,293
Golden Peanut Co. 5.12% due 10/12/99 .......................         100,000        99,844
Monsanto Co. Series B 5.43% due 1/24/00 ....................         100,000        98,160
USAA Capital Corp. 5.12% due 10/04/99 ......................         100,000        99,957
                                                                               -----------
TOTAL COMMERCIAL PAPER (cost $593,098) .....................                       592,753
                                                                               -----------

FEDERAL AGENCY OBLIGATIONS -- 35.4%
Federal Farm Credit Bank Discount Notes 5.14% due
 10/12/99 ..................................................         100,000        99,842
Federal Home Loan Mortgage Discount Notes 5.20% due
 10/22/99 ..................................................         200,000       199,391
Federal Home Loan Mortgage Discount Notes 5.22% due
 10/22/99 ..................................................         400,000       398,782
                                                                               -----------
TOTAL FEDERAL AGENCY OBLIGATIONS (cost $698,015) ...........                       698,015
                                                                               -----------

TIME DEPOSIT -- 35.8%
Cayman Island Time Deposit 5.00% due 10/01/99 (cost
 $704,000)..................................................         704,000       704,000
                                                                               -----------
TOTAL SHORT-TERM SECURITIES (cost $1,995,113) ..............                     1,994,768
                                                                               -----------

TOTAL INVESTMENTS --
  (cost $1,995,113)                    101.3%                                             1,994,768
Liabilities in excess of other
  assets --                             (1.3)                                               (25,549)
                                       -----                                            -----------
NET ASSETS --                          100.0%                                           $ 1,969,219
                                       =====                                            ===========

-------------
See Notes to Financial Statements

----------------
186

                 (This page has been left blank intentionally.)

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999 (UNAUDITED)

                                          MULTI-                                    ASSET
                             MULTI-       MANAGED       MULTI-        MULTI-     ALLOCATION:
                             MANAGED     MODERATE       MANAGED       MANAGED    DIVERSIFIED
                             GROWTH       GROWTH     INCOME/EQUITY    INCOME        GROWTH        STOCK
-----------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at
  value*.................  $70,327,231  $75,857,478   $62,036,240   $50,290,759  $108,163,581  $ 99,301,877
Short-term securities*...      990,472      785,828       756,132       501,423     1,109,326     3,241,230
Repurchase agreements
  (cost equals market)...    3,379,000    4,303,000     3,744,000     3,311,000    18,110,000            --
Cash.....................       11,197       90,223         7,721         3,738           465        41,019
Foreign currency*........           17           12             6             2         6,619        12,251
Receivables for --
  Fund shares sold.......      111,798      410,052       118,313        59,585       320,892       262,928
  Dividends and accrued
    interest.............      300,308      528,989       696,301       696,048       401,878       107,275
  Sales of investments...    1,086,130    1,076,298       193,635        87,475     1,219,946     1,135,603
  Foreign currency
    contracts............       80,795       61,117        31,393        11,235       538,604       273,803
  Variation margin on
    futures contracts....           --           --            --            --        88,106            --
Prepaid expenses.........          173          187           149           119           283           231
Due from Adviser.........           --           --            --            --            --            --
Deferred organizational
  expenses...............        8,172        8,172         8,172         8,172         8,172         8,172
Unrealized appreciation
  on forward foreign
  currency contracts.....       14,518       10,661         5,089         1,889            --            --
                           --------------------------------------------------------------------------------
                            76,309,811   83,132,017    67,597,151    54,971,445   129,967,872   104,384,389
                           --------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed...      110,219      406,666       115,195        54,449       315,006       258,489
  Purchases of
    investments..........    1,370,227    1,885,754     1,762,174     1,828,528     2,945,557       987,233
  Management fees........       55,511       57,029        44,323        33,923        87,300        71,668
  Foreign currency
    contracts............       80,667       61,020        31,344        11,217       540,271       272,128
  Variation margin on
    futures contracts....           --           --            --            --            --            --
Other accrued expenses...       46,181       46,044        47,089        41,033        95,453        73,842
Unrealized depreciation
  on forward foreign
  currency contracts.....       21,179       17,154         8,777         3,433            --            --
Written call options at
  value#.................       19,025       19,025            --            --            --            --
Due to custodian.........           --           --            --            --            --            --
Due to Adviser...........           --           --            --           427           629            --
                           --------------------------------------------------------------------------------
                             1,703,009    2,492,692     2,008,902     1,973,010     3,984,216     1,663,360
                           --------------------------------------------------------------------------------
NET ASSETS...............  $74,606,802  $80,639,325   $65,588,249   $52,998,435  $125,983,656  $102,721,029
                           ================================================================================
Shares of beneficial
  interest outstanding
  (unlimited shares
  authorized)............    4,158,281    5,055,726     4,854,319     4,398,082     9,889,807     6,363,572
Net asset value per
  share..................       $17.94       $15.95        $13.51        $12.05        $12.74        $16.14
                           ================================================================================
COMPOSITION OF NET
  ASSETS:
Capital paid in..........  $50,747,962  $61,234,535   $56,980,147   $49,857,194  $113,130,624  $ 85,700,145
Accumulated undistributed
  net investment income
  (loss).................      325,332    1,010,543     1,532,632     1,659,349     1,131,581         5,882
Accumulated undistributed
  net realized gain
  (loss) on investments,
  futures contracts and
  options contracts......   13,385,836   10,424,321     4,517,616     1,522,673     6,370,954     6,213,786
Unrealized appreciation
  (depreciation) on
  investments............   10,149,347    7,971,433     2,561,542       (39,237)    5,962,217    10,801,487
Unrealized foreign
  exchange gain (loss) on
  other assets and
  liabilities............       (6,661)      (6,493)       (3,688)       (1,544)        5,911          (271)
Unrealized appreciation
  (depreciation) on
  futures and written
  options contracts......        4,986        4,986            --            --      (617,631)           --
                           --------------------------------------------------------------------------------
                           $74,606,802  $80,639,325   $65,588,249   $52,998,435  $125,983,656  $102,721,029
                           ================================================================================

---------------
* Cost
 Investment securities...  $60,177,885  $67,886,021   $59,474,784   $50,330,177  $102,191,667  $ 88,500,390
                           ================================================================================
 Short-term securities...  $   990,471  $   785,852   $   756,046   $   501,242  $  1,119,023  $  3,241,230
                           ================================================================================
 Foreign currency........  $        17  $        12   $         6   $         2  $      6,619  $     11,987
                           ================================================================================
# Proceeds from written
  call options...........  $    24,011  $    24,011   $        --   $        --  $         --  $         --
                           ================================================================================

See Notes to Financial Statements

----------------
188

                            LARGE CAP    LARGE CAP    LARGE CAP     MID CAP      MID CAP
                             GROWTH      COMPOSITE      VALUE       GROWTH        VALUE
------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at
  value*.................  $18,546,176  $12,407,763  $14,965,649  $16,503,255  $14,043,797
Short-term securities*...      339,683      135,561      275,053       19,842       19,842
Repurchase agreements
  (cost equals market)...    1,154,000      595,000      378,000      467,000      924,000
Cash.....................        9,728        9,327          550       87,071          868
Foreign currency*........           --           86           26           --           --
Receivables for --
  Fund shares sold.......       94,864       40,890       29,343       82,792        5,765
  Dividends and accrued
    interest.............       10,866       12,316       28,877        5,007       21,428
  Sales of investments...       72,739       75,490       65,572      107,487        2,503
  Foreign currency
    contracts............       19,335           --           --           --           --
  Variation margin on
    futures contracts....        7,320        1,830        2,745          930        1,860
Prepaid expenses.........           --           --           --           --           --
Due from Adviser.........           --          870           --           --          291
Deferred organizational
  expenses...............           --           --           --           --           --
Unrealized appreciation
  on forward foreign
  currency contracts.....        5,827           --           --           --           --
                           ---------------------------------------------------------------
                            20,260,538   13,279,133   15,745,815   17,273,384   15,020,354
                           ---------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed...          470           59       20,098       80,217           --
  Purchases of
    investments..........       63,267      109,372      135,245      186,731      294,106
  Management fees........       12,934        8,714       10,493       11,942       10,575
  Foreign currency
    contracts............       19,304           --           --           --           --
  Variation margin on
    futures contracts....           --           --           --           --           --
Other accrued expenses...       35,694       33,479       35,521       35,122       34,671
Unrealized depreciation
  on forward foreign
  currency contracts.....        2,451           27           --           --           --
Written call options at
  value#.................           --           --           --           --           --
Due to custodian.........           --           --           --           --           --
Due to Adviser...........          841           --          435          866           --
                           ---------------------------------------------------------------
                               134,961      151,651      201,792      314,878      339,352
                           ---------------------------------------------------------------
NET ASSETS...............  $20,125,577  $13,127,482  $15,544,023  $16,958,506  $14,681,002
                           ===============================================================
Shares of beneficial
  interest outstanding
  (unlimited shares
  authorized)............    1,807,036    1,250,834    1,499,910    1,498,194    1,437,917
Net asset value per
  share..................       $11.14       $10.49       $10.36       $11.32       $10.21
                           ===============================================================
COMPOSITION OF NET
  ASSETS:
Capital paid in..........  $18,564,870  $12,607,752  $15,200,678  $15,181,635  $14,474,598
Accumulated undistributed
  net investment income
  (loss).................      (11,835)      30,364      128,904      (45,721)      97,736
Accumulated undistributed
  net realized gain
  (loss) on investments,
  futures contracts and
  options contracts......      429,089        5,848      386,874      621,008      656,261
Unrealized appreciation
  (depreciation) on
  investments............    1,159,456      488,327     (165,165)   1,203,992     (542,777)
Unrealized foreign
  exchange gain (loss) on
  other assets and
  liabilities............        3,377           36           --           --           (1)
Unrealized appreciation
  (depreciation) on
  futures and written
  options contracts......      (19,380)      (4,845)      (7,268)      (2,408)      (4,815)
                           ---------------------------------------------------------------
                           $20,125,577  $13,127,482  $15,544,023  $16,958,506  $14,681,002
                           ===============================================================

---------------
* Cost
 Investment securities...  $17,386,716  $11,919,442  $15,130,813  $15,299,262  $14,586,573
                           ===============================================================
 Short-term securities...  $   339,687  $   135,555  $   275,054  $    19,843  $    19,843
                           ===============================================================
 Foreign currency........  $        --  $        86  $        26  $        --  $        --
                           ===============================================================
# Proceeds from written
  call options...........  $        --  $        --  $        --  $        --  $        --
                           ===============================================================


                                        INTERNATIONAL  DIVERSIFIED      CASH
                            SMALL CAP      EQUITY      FIXED INCOME  MANAGEMENT
-------------------------
ASSETS:
Investment securities, at
  value*.................  $12,388,806   $15,055,176   $15,100,157   $       --
Short-term securities*...       19,843        19,842            --    1,994,768
Repurchase agreements
  (cost equals market)...    1,040,000       115,000     1,102,000           --
Cash.....................        4,099        11,109           629          351
Foreign currency*........           --       299,511            --           --
Receivables for --
  Fund shares sold.......       36,733         1,136         6,487          621
  Dividends and accrued
    interest.............        5,980        34,661       224,064           98
  Sales of investments...      272,022        98,575        52,841           --
  Foreign currency
    contracts............           --       126,081            --           --
  Variation margin on
    futures contracts....          655         1,949            --           --
Prepaid expenses.........           --            --            --           --
Due from Adviser.........          607         4,504           309        1,816
Deferred organizational
  expenses...............           --            --            --           --
Unrealized appreciation
  on forward foreign
  currency contracts.....           --            --            --           --
                           ----------------------------------------------------
                            13,768,745    15,767,544    16,486,487    1,997,654
                           ----------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed...           76            53            65          220
  Purchases of
    investments..........      106,429        42,108       377,786           --
  Management fees........        9,456        12,827         9,163          745
  Foreign currency
    contracts............           --       125,885            --           --
  Variation margin on
    futures contracts....           --            --            --           --
Other accrued expenses...       33,564        47,734        34,750       27,470
Unrealized depreciation
  on forward foreign
  currency contracts.....           --         1,487            --           --
Written call options at
  value#.................        2,950            --            --           --
Due to custodian.........           --            --            --           --
Due to Adviser...........           --            --            --           --
                           ----------------------------------------------------
                               152,475       230,094       421,764       28,435
                           ----------------------------------------------------
NET ASSETS...............  $13,616,270   $15,537,450   $16,064,723   $1,969,219
                           ====================================================
Shares of beneficial
  interest outstanding
  (unlimited shares
  authorized)............    1,290,339     1,425,937     1,630,731      191,770
Net asset value per
  share..................       $10.55        $10.90         $9.85       $10.27
                           ====================================================
COMPOSITION OF NET
  ASSETS:
Capital paid in..........  $12,998,522   $14,338,862   $16,289,229   $1,908,578
Accumulated undistributed
  net investment income
  (loss).................        4,538        73,760       515,559       61,055
Accumulated undistributed
  net realized gain
  (loss) on investments,
  futures contracts and
  options contracts......      586,359       321,688       (54,056)         (69)
Unrealized appreciation
  (depreciation) on
  investments............       27,496       808,661      (686,009)        (345)
Unrealized foreign
  exchange gain (loss) on
  other assets and
  liabilities............           --         4,292            --           --
Unrealized appreciation
  (depreciation) on
  futures and written
  options contracts......         (645)       (9,813)           --           --
                           ----------------------------------------------------
                           $13,616,270   $15,537,450   $16,064,723   $1,969,219
                           ====================================================
---------------
* Cost
 Investment securities...  $12,361,310   $14,246,514   $15,786,166   $       --
                           ====================================================
 Short-term securities...  $    19,843   $    19,843   $        --   $1,995,113
                           ====================================================
 Foreign currency........  $        --   $   295,379   $        --   $       --
                           ====================================================
# Proceeds from written
  call options...........  $     4,988   $        --   $        --   $       --
                           ====================================================

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

                                          MULTI-                                    ASSET
                             MULTI-       MANAGED       MULTI-        MULTI-     ALLOCATION:
                             MANAGED     MODERATE       MANAGED       MANAGED    DIVERSIFIED
                             GROWTH       GROWTH     INCOME/EQUITY    INCOME       GROWTH        STOCK
---------------------------------------------------------------------------------------------------------
INCOME:
  Interest...............  $   727,103  $ 1,184,528   $1,494,079    $1,495,211   $1,134,024   $   117,103
  Dividends..............       78,900       72,508       50,760        28,695      648,026       476,905
                           ------------------------------------------------------------------------------
    Total income*........      806,003    1,257,036    1,544,839     1,523,906    1,782,050       594,008
                           ------------------------------------------------------------------------------
EXPENSES:
  Management fees........      330,378      340,680      277,179       214,320      567,002       437,960
  Custodian fees.........       65,376       68,088       60,987        51,292      168,216        96,280
  Auditing fees..........        8,843        8,808        8,709         8,687        8,946         8,940
  Reports to investors...        6,362        7,079        5,538         4,273       10,095         7,864
  Legal fees.............        2,140        2,281        1,874         1,479        2,573         1,675
  Trustees' fees.........          221          280          214           214          428           321
  Interest expense.......           --           --           --            --           --            --
  Amortization of
    organizational
    expenses.............        1,610        1,610        1,610         1,610        1,610         1,610
  Other expenses.........          456          473          424           372          663           580
                           ------------------------------------------------------------------------------
    Total expenses before
      reimbursement and
      custody credits....      415,386      429,299      356,535       282,247      759,533       555,230
    Expenses reimbursed
      by the investment
      adviser............           --           --           --            --           --            --
    Custody credits
      earned on cash
      balances...........       (1,232)      (1,253)      (1,720)         (894)      (1,159)         (489)
                           ------------------------------------------------------------------------------
Net investment income
  (loss).................      391,849      828,990    1,190,024     1,242,553    1,023,676        39,267
                           ------------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain
    (loss) on
    investments**........    5,280,481    3,774,218    1,592,085       499,680    2,814,947     3,588,651
  Net realized gain
    (loss) on futures and
    options contracts....     (170,804)          --           --            --      252,457            --
  Net realized foreign
    exchange gain (loss)
    on other assets and
    liabilities..........      135,005      106,625       55,655        20,869       (7,919)      (28,088)
  Change in unrealized
appreciation/depreciation
    on investments.......   (2,427,068)  (2,380,413)  (1,907,818)   (1,832,778)  (2,553,780)   (4,087,091)
  Change in unrealized
    foreign exchange
    gain/loss on other
    assets and
    liabilities..........     (111,197)     (88,131)     (46,807)      (17,075)      (2,444)         (739)
  Change in unrealized
appreciation/depreciation
    on futures and
    options contracts....       11,524       11,180           --            --     (598,887)           --
                           ------------------------------------------------------------------------------
  Net realized and
    unrealized gain
    (loss) on investments
    and foreign
    currencies...........    2,717,941    1,423,479     (306,885)   (1,329,304)     (95,626)     (527,267)
                           ------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $ 3,109,790  $ 2,252,469   $  883,139    $  (86,751)  $  928,050   $  (488,000)
                           ==============================================================================

---------------
* Net of foreign
  withholding taxes on
  interest and dividends
  of.....................  $       955  $     1,094   $    1,116    $      796   $   36,040   $    16,045
                           ==============================================================================
** Net of foreign
  withholding taxes on
  capital gains of.......  $        --  $        --   $       --    $       --   $       --   $        --
                           ==============================================================================

See Notes to Financial Statements

----------------
190

                           LARGE CAP   LARGE CAP  LARGE CAP   MID CAP     MID CAP
                             GROWTH    COMPOSITE    VALUE      GROWTH      VALUE
-----------------------------------------------------------------------------------
INCOME:
  Interest...............  $  21,579   $ 14,565   $ 13,540   $   14,520  $   23,931
  Dividends..............     52,731     71,896    167,122       28,773     126,152
                           --------------------------------------------------------
    Total income*........     74,310     86,461    180,662       43,293     150,083
                           --------------------------------------------------------
EXPENSES:
  Management fees........     70,301     51,346     63,610       68,546      65,525
  Custodian fees.........     21,154     19,246     19,614       20,830      19,437
  Auditing fees..........     15,077     15,077     15,077       15,077      15,077
  Reports to investors...      5,789      5,691      5,726        5,747       5,712
  Legal fees.............      1,408      1,394      1,401        1,401       1,401
  Trustees' fees.........        259        259        259          259         259
  Interest expense.......         --         --         --           --          --
  Amortization of
    organizational
    expenses.............         --         --         --           --          --
  Other expenses.........        599        599        599          599         599
                           --------------------------------------------------------
    Total expenses before
      reimbursement and
      custody credits....    114,587     93,612    106,286      112,459     108,010
    Expenses reimbursed
      by the investment
      adviser............    (17,488)   (22,439)   (17,840)     (17,925)    (18,990)
    Custody credits
      earned on cash
      balances...........       (435)      (572)      (982)      (1,796)       (368)
                           --------------------------------------------------------
Net investment income
  (loss).................    (22,354)    15,860     93,198      (49,445)     61,431
                           --------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain
    (loss) on
    investments**........    422,554     (6,259)   383,577      638,065     639,544
  Net realized gain
    (loss) on futures and
    options contracts....    (20,985)      (208)    (5,160)       5,057         937
  Net realized foreign
    exchange gain (loss)
    on other assets and
    liabilities..........     (4,171)      (708)        15           --          (4)
  Change in unrealized
appreciation/depreciation
    on investments.......    174,960     17,007   (401,754)     570,808    (473,420)
  Change in unrealized
    foreign exchange
    gain/loss on other
    assets and
    liabilities..........      3,377         36         (1)          --          --
  Change in unrealized
appreciation/depreciation
    on futures and
    options contracts....    (16,720)    (2,187)    (5,938)        (895)     (3,302)
                           --------------------------------------------------------
  Net realized and
    unrealized gain
    (loss) on investments
    and foreign
    currencies...........    559,015      7,681    (29,261)   1,213,035     163,755
                           --------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $ 536,661   $ 23,541   $ 63,937   $1,163,590  $  225,186
                           ========================================================

---------------
* Net of foreign
  withholding taxes on
  interest and dividends
  of.....................  $     142   $    764   $  1,531   $      153  $      343
                           ========================================================
** Net of foreign
  withholding taxes on
  capital gains of.......  $      --   $     --   $     --   $       --  $       --
                           ========================================================


                                       INTERNATIONAL  DIVERSIFIED      CASH
                           SMALL CAP      EQUITY      FIXED INCOME  MANAGEMENT
-------------------------
INCOME:
  Interest...............   $ 26,561     $ 11,202      $ 489,149     $ 51,798
  Dividends..............     41,550      143,089          1,827           --
                           ---------------------------------------------------
    Total income*........     68,111      154,291        490,976       51,798
                           ---------------------------------------------------
EXPENSES:
  Management fees........     55,345       74,850         55,057        5,638
  Custodian fees.........     17,902       39,187         19,779        6,047
  Auditing fees..........     15,077       15,336         15,161       17,084
  Reports to investors...      5,691        5,712          5,726        1,102
  Legal fees.............      1,394        1,400          1,401        1,380
  Trustees' fees.........        259          259            259          259
  Interest expense.......         --           --             --           --
  Amortization of
    organizational
    expenses.............         --           --             --           --
  Other expenses.........        599          599            599          599
                           ---------------------------------------------------
    Total expenses before
      reimbursement and
      custody credits....     96,267      137,343         97,982       32,109
    Expenses reimbursed
      by the investment
      adviser............    (21,029)     (38,333)       (19,151)     (23,327)
    Custody credits
      earned on cash
      balances...........       (359)      (1,706)          (178)         (68)
                           ---------------------------------------------------
Net investment income
  (loss).................     (6,768)      56,987        412,323       43,084
                           ---------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain
    (loss) on
    investments**........    594,294      293,675        (36,646)         (31)
  Net realized gain
    (loss) on futures and
    options contracts....      5,060       27,105             --           --
  Net realized foreign
    exchange gain (loss)
    on other assets and
    liabilities..........        (19)      (5,763)            --           --
  Change in unrealized
appreciation/depreciation
    on investments.......    110,331      380,115       (517,395)        (390)
  Change in unrealized
    foreign exchange
    gain/loss on other
    assets and
    liabilities..........         --        6,986             --           --
  Change in unrealized
appreciation/depreciation
    on futures and
    options contracts....        865      (14,181)            --           --
                           ---------------------------------------------------
  Net realized and
    unrealized gain
    (loss) on investments
    and foreign
    currencies...........    710,531      687,937       (554,041)        (421)
                           ---------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........   $703,763     $744,924      $(141,718)    $ 42,663
                           ===================================================
---------------
* Net of foreign
  withholding taxes on
  interest and dividends
  of.....................   $    222     $ 18,265      $      --     $     --
                           ===================================================
** Net of foreign
  withholding taxes on
  capital gains of.......   $     --     $     --      $      --     $     --
                           ===================================================

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 1999 (unaudited)

                                                         MULTI-                                    ASSET
                                            MULTI-       MANAGED       MULTI-        MULTI-     ALLOCATION:
                                            MANAGED     MODERATE       MANAGED       MANAGED    DIVERSIFIED
                                            GROWTH       GROWTH     INCOME/EQUITY    INCOME        GROWTH        STOCK
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $   391,849  $   828,990   $ 1,190,024   $ 1,242,553  $  1,023,676  $     39,267
Net realized gain (loss) on
  investments...........................    5,280,481    3,774,218     1,592,085       499,680     2,814,947     3,588,651
Net realized gain (loss) on futures and
  options contracts.....................     (170,804)          --            --            --       252,457            --
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................      135,005      106,625        55,655        20,869        (7,919)      (28,088)
Change in unrealized
  appreciation/depreciation on
  investments...........................   (2,427,068)  (2,380,413)   (1,907,818)   (1,832,778)   (2,553,780)   (4,087,091)
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................     (111,197)     (88,131)      (46,807)      (17,075)       (2,444)         (739)
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................       11,524       11,180            --            --      (598,887)           --
                                          --------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............    3,109,790    2,252,469       883,139       (86,751)      928,050      (488,000)
                                          --------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
Dividends from net investment income....           --           --            --            --            --            --
Distributions from net realized gain on
  investments...........................           --           --            --            --            --            --
                                          --------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................           --           --            --            --            --            --
                                          --------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold...............   12,985,211   13,797,191     9,750,735     9,677,560    22,553,464    19,701,766
Proceeds from shares issued for
  reinvestment of dividends and
  distributions.........................           --           --            --            --            --            --
Cost of shares repurchased..............  (11,200,491) (11,104,342)   (7,166,699)   (6,842,332)  (15,160,784)  (13,539,486)
                                          --------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions..........................    1,784,720    2,692,849     2,584,036     2,835,228     7,392,680     6,162,280
                                          --------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................    4,894,510    4,945,318     3,467,175     2,748,477     8,320,730     5,674,280

NET ASSETS:
Beginning of period.....................   69,712,292   75,694,007    62,121,074    50,249,958   117,662,926    97,046,749
                                          --------------------------------------------------------------------------------
End of period...........................  $74,606,802  $80,639,325   $65,588,249   $52,998,435  $125,983,656  $102,721,029
                                          ================================================================================

---------------
Undistributed net investment income
  (loss)................................  $   325,332  $ 1,010,543   $ 1,532,632   $ 1,659,349  $  1,131,581  $      5,882
                                          ================================================================================
Shares issued and repurchased:
Sold....................................      739,676      876,599       729,376       803,197     1,743,465     1,187,716
Issued in reinvestment of dividends and
  distributions.........................           --           --            --            --            --            --
Repurchased.............................     (633,208)    (702,930)     (534,095)     (568,387)   (1,166,327)     (810,239)
                                          --------------------------------------------------------------------------------
Net increase (decrease).................      106,468      173,669       195,281       234,810       577,138       377,477
                                          ================================================================================

See Notes to Financial Statements

----------------
192

                                           LARGE CAP    LARGE CAP    LARGE CAP      MID CAP      MID CAP
                                            GROWTH      COMPOSITE      VALUE        GROWTH        VALUE
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $   (22,354) $    15,860  $     93,198  $   (49,445) $    61,431
Net realized gain (loss) on
  investments...........................      422,554       (6,259)      383,577      638,065      639,544
Net realized gain (loss) on futures and
  options contracts.....................      (20,985)        (208)       (5,160)       5,057          937
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................       (4,171)        (708)           15           --           (4)
Change in unrealized
  appreciation/depreciation on
  investments...........................      174,960       17,007      (401,754)     570,808     (473,420)
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................        3,377           36            (1)          --           --
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................      (16,720)      (2,187)       (5,938)        (895)      (3,302)
                                          ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............      536,661       23,541        63,937    1,163,590      225,186
                                          ----------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
Dividends from net investment income....           --           --            --           --           --
Distributions from net realized gain on
  investments...........................           --           --            --           --           --
                                          ----------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................           --           --            --           --           --
                                          ----------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold...............    4,842,627    1,432,298     2,502,539    2,830,222    1,470,266
Proceeds from shares issued for
  reinvestment of dividends and
  distributions.........................           --           --            --           --           --
Cost of shares repurchased..............     (169,870)    (162,156)     (647,600)    (922,120)    (102,173)
                                          ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions..........................    4,672,757    1,270,142     1,854,939    1,908,102    1,368,093
                                          ----------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................    5,209,418    1,293,683     1,918,876    3,071,692    1,593,279

NET ASSETS:
Beginning of period.....................   14,916,159   11,833,799    13,625,147   13,886,814   13,087,723
                                          ----------------------------------------------------------------
End of period...........................  $20,125,577  $13,127,482  $ 15,544,023  $16,958,506  $14,681,002
                                          ================================================================

---------------
Undistributed net investment income
  (loss)................................  $   (11,835) $    30,364  $    128,904  $   (45,721) $    97,736
                                          ================================================================
Shares issued and repurchased:
Sold....................................      437,538      132,611       224,638      252,608      135,526
Issued in reinvestment of dividends and
  distributions.........................           --           --            --           --           --
Repurchased.............................      (15,401)     (15,031)      (59,113)     (81,929)      (9,026)
                                          ----------------------------------------------------------------
Net increase (decrease).................      422,137      117,580       165,525      170,679      126,500
                                          ================================================================

                                                                      DIVERSIFIED
                                                       INTERNATIONAL     FIXED        CASH
                                           SMALL CAP      EQUITY        INCOME     MANAGEMENT
----------------------------------------
OPERATIONS:
Net investment income (loss)............  $   (6,768)   $    56,987   $   412,323  $   43,084
Net realized gain (loss) on
  investments...........................     594,294        293,675       (36,646)        (31)
Net realized gain (loss) on futures and
  options contracts.....................       5,060         27,105            --          --
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................         (19)        (5,763)           --          --
Change in unrealized
  appreciation/depreciation on
  investments...........................     110,331        380,115      (517,395)        (45)
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................          --          6,986            --        (345)
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................         865        (14,181)           --          --
                                          ----------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............     703,763        744,924      (141,718)     42,663
                                          ----------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
Dividends from net investment income....          --             --            --          --
Distributions from net realized gain on
  investments...........................          --             --            --          --
                                          ----------------------------------------------------
Total dividends and distributions to
  shareholders..........................          --             --            --          --
                                          ----------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold...............   1,886,574      1,131,023     1,471,077   2,539,233
Proceeds from shares issued for
  reinvestment of dividends and
  distributions.........................          --             --            --          --
Cost of shares repurchased..............    (113,694)       (31,931)     (493,554) (2,633,737)
                                          ----------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions..........................   1,772,880      1,099,092       977,523     (94,504)
                                          ----------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................   2,476,643      1,844,016       835,805     (51,841)
NET ASSETS:
Beginning of period.....................  11,139,627     13,693,434    15,228,918   2,021,060
                                          ----------------------------------------------------
End of period...........................  $13,616,270   $15,537,450   $16,064,723  $1,969,219
                                          ====================================================
---------------
Undistributed net investment income
  (loss)................................  $    4,538    $    73,760   $   515,559  $   61,055
                                          ====================================================
Shares issued and repurchased:
Sold....................................     177,243        104,488       149,108     248,962
Issued in reinvestment of dividends and
  distributions.........................          --             --            --          --
Repurchased.............................     (10,719)        (2,908)      (50,393)   (258,157)
                                          ----------------------------------------------------
Net increase (decrease).................     166,524        101,580        98,715      (9,195)
                                          ====================================================

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

For the period ended March 31, 1999

                                          MULTI-                                    ASSET
                             MULTI-       MANAGED       MULTI-        MULTI-     ALLOCATION:
                             MANAGED     MODERATE       MANAGED       MANAGED    DIVERSIFIED
                             GROWTH       GROWTH     INCOME/EQUITY    INCOME        GROWTH        STOCK
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income
  (loss).................  $   551,927  $ 1,087,381   $ 1,491,688   $ 1,498,609  $    974,790  $   133,284
Net realized gain (loss)
  on investments.........    8,073,088    6,446,394     3,106,513     1,151,510     3,420,641    3,246,206
Net realized gain (loss)
  on futures and options
  contracts..............       74,019       82,903            --            --            --           --
Net realized foreign
  exchange gain (loss) on
  other assets and
  liabilities............      (13,722)      12,096        31,373        40,761       (83,520)     (26,929)
Change in unrealized
appreciation/depreciation
  on investments.........    9,169,197    7,517,760     2,861,759       981,991     5,055,824    7,653,212
Change in unrealized
  foreign exchange
  gain/loss on other
  assets and
  liabilities............       94,446       72,607        36,636        10,790        (7,818)         588
Change in unrealized
appreciation/depreciation
  on futures and written
  options contracts......       (6,538)      (6,194)           --            --       (18,744)          --
                           -------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........   17,942,417   15,212,947     7,527,969     3,683,661     9,341,173   11,006,361
                           -------------------------------------------------------------------------------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
  Dividends from net
    investment income....     (690,000)  (1,030,000)   (1,350,000)   (1,300,000)     (960,000)    (135,000)
  Distributions from net
    realized gain on
    investments..........     (125,000)     (80,000)     (395,000)     (235,000)      (25,000)  (1,560,000)
                           -------------------------------------------------------------------------------
Total dividends and
  distributions to
  shareholders...........     (815,000)  (1,110,000)   (1,745,000)   (1,535,000)     (985,000)  (1,695,000)
                           -------------------------------------------------------------------------------
CAPITAL SHARE
  TRANSACTIONS:
Proceeds from shares
  sold...................   29,841,859   36,479,107    34,877,027    32,657,535    66,314,211   53,243,989
Proceeds from shares
  issued for reinvestment
  of dividends and
  distributions..........      815,000    1,110,000     1,745,000     1,535,000       985,000    1,695,000
Cost of shares
  repurchased............  (10,552,545)  (8,620,211)   (6,240,664)   (4,469,021)   (8,376,862)  (9,288,291)
                           -------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from capital share
  transactions...........   20,104,314   28,968,896    30,381,363    29,723,514    58,922,349   45,650,698
                           -------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS..........   37,231,731   43,071,843    36,164,332    31,872,175    67,278,522   54,962,059

NET ASSETS:
Beginning of period......   32,480,561   32,622,164    25,956,742    18,377,783    50,384,404   42,084,690
                           -------------------------------------------------------------------------------
End of period............  $69,712,292  $75,694,007   $62,121,074   $50,249,958  $117,662,926  $97,046,749
                           ===============================================================================

---------------
Undistributed net
  investment income
  (loss).................  $   (66,517) $   181,553   $   342,608   $   416,796  $    107,905  $   (33,385)
                           ===============================================================================
Shares issued and
  repurchased:
Sold.....................    2,192,641    2,797,970     2,814,915     2,783,026     5,638,376    3,621,737
Issued in reinvestment of
  dividends and
  distributions..........       59,600       85,233       142,064       131,749        85,106      117,352
Repurchased..............     (728,602)    (637,843)     (500,292)     (378,699)     (712,489)    (624,293)
                           -------------------------------------------------------------------------------
Net increase
  (decrease).............    1,523,639    2,245,360     2,456,687     2,536,076     5,010,993    3,114,796
                           ===============================================================================

---------------

  +  Commenced operations February 8, 1999

See Notes to Financial Statements

----------------
194

                            LARGE CAP    LARGE CAP    LARGE CAP      MID CAP      MID CAP
                             GROWTH+    COMPOSITE+      VALUE+       GROWTH+      VALUE+
-------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income
  (loss).................  $     3,883  $    8,612   $     28,763  $    (2,894) $    29,687
Net realized gain (loss)
  on investments.........       17,328      (1,338)        (5,921)     (35,075)       5,683
Net realized gain (loss)
  on futures and options
  contracts..............       14,363      14,361         14,363       12,961       10,101
Net realized foreign
  exchange gain (loss) on
  other assets and
  liabilities............           18        (726)           325           --           --
Change in unrealized
appreciation/depreciation
  on investments.........      984,496     471,320        236,589      633,184      (69,357)
Change in unrealized
  foreign exchange
  gain/loss on other
  assets and
  liabilities............           --          --              1           --           (1)
Change in unrealized
appreciation/depreciation
  on futures and written
  options contracts......       (2,660)     (2,658)        (1,330)      (1,513)      (1,513)
                           ----------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........    1,017,428     489,571        272,790      606,663      (25,400)
                           ----------------------------------------------------------------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
  Dividends from net
    investment income....           --          --             --           --           --
  Distributions from net
    realized gain on
    investments..........           --          --             --           --           --
                           ----------------------------------------------------------------
Total dividends and
  distributions to
  shareholders...........           --          --             --           --           --
                           ----------------------------------------------------------------
CAPITAL SHARE
  TRANSACTIONS:
Proceeds from shares
  sold...................   13,899,428  11,344,468     13,352,560   13,280,414   13,113,224
Proceeds from shares
  issued for reinvestment
  of dividends and
  distributions..........           --          --             --           --           --
Cost of shares
  repurchased............         (697)       (240)          (203)        (263)        (101)
                           ----------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from capital share
  transactions...........   13,898,731  11,344,228     13,352,357   13,280,151   13,113,123
                           ----------------------------------------------------------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS..........   14,916,159  11,833,799     13,625,147   13,886,814   13,087,723

NET ASSETS:
Beginning of period......           --          --             --           --           --
                           ----------------------------------------------------------------
End of period............  $14,916,159  $11,833,799  $ 13,625,147  $13,886,814  $13,087,723
                           ================================================================

---------------
Undistributed net
  investment income
  (loss).................  $    10,519  $   14,504   $     35,706  $     3,724  $    36,305
                           ================================================================
Shares issued and
  repurchased:
Sold.....................    1,384,964   1,133,277      1,334,405    1,327,541    1,311,427
Issued in reinvestment of
  dividends and
  distributions..........           --          --             --           --           --
Repurchased..............          (65)        (23)           (20)         (26)         (10)
                           ----------------------------------------------------------------
Net increase
  (decrease).............    1,384,899   1,133,254      1,334,385    1,327,515    1,311,417
                           ================================================================

                                                       DIVERSIFIED
                                        INTERNATIONAL     FIXED        CASH
                           SMALL CAP+      EQUITY+       INCOME+    MANAGEMENT+
-------------------------
OPERATIONS:
Net investment income
  (loss).................  $    4,688    $    26,720   $    96,618  $   11,353
Net realized gain (loss)
  on investments.........     (23,074)        10,335       (17,410)        (38)
Net realized gain (loss)
  on futures and options
  contracts..............      10,098         (3,664)           --          --
Net realized foreign
  exchange gain (loss) on
  other assets and
  liabilities............          --        (16,565)           --          --
Change in unrealized
appreciation/depreciation
  on investments.........     (82,835)       428,546      (168,614)         45
Change in unrealized
  foreign exchange
  gain/loss on other
  assets and
  liabilities............          --         (2,694)           --          --
Change in unrealized
appreciation/depreciation
  on futures and written
  options contracts......      (1,510)         4,368            --          --
                           ----------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........     (92,633)       447,046       (89,406)     11,360
                           ----------------------------------------------------
DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS:
  Dividends from net
    investment income....          --             --            --          --
  Distributions from net
    realized gain on
    investments..........          --             --            --          --
                           ----------------------------------------------------
Total dividends and
  distributions to
  shareholders...........          --             --            --          --
                           ----------------------------------------------------
CAPITAL SHARE
  TRANSACTIONS:
Proceeds from shares
  sold...................  11,232,399     13,246,545    15,318,454   2,009,850
Proceeds from shares
  issued for reinvestment
  of dividends and
  distributions..........          --             --            --          --
Cost of shares
  repurchased............        (139)          (157)         (130)       (150)
                           ----------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from capital share
  transactions...........  11,232,260     13,246,388    15,318,324   2,009,700
                           ----------------------------------------------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS..........  11,139,627     13,693,434    15,228,918   2,021,060
NET ASSETS:
Beginning of period......          --             --            --          --
                           ----------------------------------------------------
End of period............  $11,139,627   $13,693,434   $15,228,918  $2,021,060
                           ====================================================
---------------
Undistributed net
  investment income
  (loss).................  $   11,306    $    16,773   $   103,236  $   17,971
                           ====================================================
Shares issued and
  repurchased:
Sold.....................   1,123,829      1,324,372     1,532,029     200,980
Issued in reinvestment of
  dividends and
  distributions..........          --             --            --          --
Repurchased..............         (14)           (15)          (13)        (15)
                           ----------------------------------------------------
Net increase
  (decrease).............   1,123,815      1,324,357     1,532,016     200,965
                           ====================================================

---------------

  +  Commenced operations February 8, 1999

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Seasons Series Trust ("the Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end, management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts. Shares of the Portfolios are held by Variable Annuity Account Five (the "Account"), a separate account of Anchor National Life Insurance Company (the "Life Company"), organized under the laws of the state of Arizona.

  The Trust currently consists of fifteen separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objective. The Board of Trustees may establish additional Portfolios in the future. Six of the Portfolios, which we call the "Seasons Portfolios," are available through the Seasons Variable Annuity Contract. The other nine Portfolios, which we call the "Seasons Select Portfolios," are available in addition to the Seasons Portfolios, through the Seasons Select Variable Annuity Contract. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

The investment objectives for each portfolio are as follows:

SEASONS PORTFOLIOS

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.
The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.
The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.
The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.
The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation. The STOCK PORTFOLIO seeks long-term capital appreciation with a secondary objective of increasing dividend income.

SEASONS SELECT PORTFOLIOS

The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of large companies selected through a growth strategy.
The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income by investing primarily in equity securities of large companies that offer the potential for long-term growth of capital or dividends. The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of large companies selected through a value strategy.
The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of medium-sized companies selected through a growth strategy.
The MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of medium-sized companies selected through a value strategy.
The SMALL CAP PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of small companies.
The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of issuers in at least three countries other than the U.S.
The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income and secondarily capital appreciation by investing primarily in fixed income securities.
The CASH MANAGEMENT PORTFOLIO seek high current yield while preserving capital by investing in a diversified selection of money market instruments.

  Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income and Cash Management Portfolios, is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

  Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The three Managers of

----------------
196
the Multi-Managed Seasons Portfolios are SunAmerica Asset Management Corp. ("SunAmerica"), Janus Capital Corporation ("Janus"), and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such portfolio as described in the chart below.

                                                 SUNAMERICA                              WMC/
                                                 AGGRESSIVE     JANUS     SUNAMERICA     FIXED
                                                   GROWTH      GROWTH      BALANCED     INCOME
                   PORTFOLIO                     COMPONENT    COMPONENT   COMPONENT    COMPONENT
------------------------------------------------------------------------------------------------
Multi-Managed Growth...........................     20%          40%         20%          20%
Multi-Managed Moderate Growth..................     18%          28%         18%          36%
Multi-Manage Income/Equity.....................      0%          18%         28%          54%
Multi-Managed Income...........................      0%           8%         17%          75%

  Differences in investment returns among the Managed Components may cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Seasons Multi-Managed Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

  Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)" is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to replicate a relevant index, or the relevant subset of an index. New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio will be allocated equally among the Managers, unless SunAmerica determines, subject to the review of the Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at September 30, 1999, and the results of its operations, the changes in its net assets and its financial highlights for the periods then ended. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. Futures contracts are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

                                                                ----------------

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain and losses on other assets and liabilities and change in unrealized foreign exchange gain and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios, which earn foreign income and capital gains, may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the period ended March 31, 1999, the reclassification arising from "book/tax" differences resulted in increases (decreases) to the components of net assets as follows:

                                                           ACCUMULATED      ACCUMULATED
                                                          UNDISTRIBUTED    UNDISTRIBUTED
                                                          NET INVESTMENT   NET REALIZED    PAID-IN
                                                          INCOME/(LOSS)     GAIN/(LOSS)    CAPITAL
                                                          -----------------------------------------
Multi-Managed Growth....................................     $(32,306)        $ 35,518     $(3,212)
Multi-Managed Moderate Growth...........................      (28,044)          31,256      (3,212)
Multi-Managed Income/Equity.............................       19,427          (16,215)     (3,212)
Multi-Managed Income....................................       47,700          (44,488)     (3,212)
Asset Allocation: Diversified Growth....................      (76,200)          79,412      (3,212)
Stock...................................................      (23,717)          26,929      (3,212)
Large Cap Growth........................................        6,636              (18)     (6,618)
Large Cap Composite.....................................        5,892              726      (6,618)
Large Cap Value.........................................        6,943             (325)     (6,618)
Mid Cap Growth..........................................        6,618               --      (6,618)
Mid Cap Value...........................................        6,618               --      (6,618)
Small Cap...............................................        6,618               --      (6,618)
International Equity....................................       (9,947)          16,565      (6,618)
Diversified Fixed Income................................        6,618               --      (6,618)
Cash Management.........................................        6,618               --      (6,618)

----------------
198

  ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Seasons Portfolios of the Trust amounted to $91,410. These organizational expenses are amortized on a straight line basis by each applicable Seasons Portfolio over the period of benefit not to exceed 60 months from the date the respective Portfolio commenced operations. Organization expenses incurred by the Seasons Select Portfolios were expensed as incurred.

3. OPERATING POLICIES

  REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repo transactions with other affiliated investment companies.

  At September 30, 1999, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Large Cap Composite, Small Cap and Diversified Fixed Income Portfolios had a 15.3%, 13.3%, 6.1%, 0.6%, 12.3%, 18.1% and 7.4%, respectively, undivided interest, representing $2,224,000, $1,918,000, $1,139,000, $51,000, $490,000, $763,000 and $401,000,
respectively, in principal amount, in a joint repo with State Street Bank & Trust Co., which is dated September 30, 1999, bears interest at the rate of 5.05% per annum, has a principal amount of $289,688,000, and a repurchase price of $289,728,637, matures on October 1, 1999, and is collateralized by $51,510,000 U.S. Treasury Notes (bearing interest at a rate of 4.50% per annum and maturing September 30, 2000), $50,500,000 U.S. Treasury Notes (bearing interest at a rate of 6.375% per annum and maturing March 31, 2001), $25,510,000 U.S. Treasury Notes (bearing interest at a rate of 4.625% per annum and maturing December 31, 2000), $49,710,000 U.S. Treasury Notes (bearing interest at a rate of 5.75% per annum and maturing October 31, 2000), $75,015,000 U.S. Treasury Notes (bearing interest at a rate of 6.125% per annum and maturing July 31, 2000), $40,090,000 U.S. Treasury Bonds (bearing interest at a rate of $3.875% per annum and maturing January 15, 2009) and 845,000 U.S. Treasury Bonds (bearing interest at a rate of 7.25% per annum and maturing May 15, 2016), which together have an approximate value of $295,547,691.

  At September 30, 1999, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Large Cap Value, Small Cap and Diversified Fixed Income Portfolios had a 0.6%, 1.1%, 0.2%, 1.6%, 0.1%, 0.2% and 0.2%, respectively, undivided interest, representing $1,155,000, $2,385,000, $2,805,000, $3,260,000, $140,000, $350,000 and $400,000,
respectively, in principal amount, in a joint repo with ABN Amro Bank NA, which is dated September 30, 1999, bears interest at a rate of 5.30% per annum, has a principal amount of $200,345,000, and a repurchase price of $209,375,620, matures on October 1, 1999, and is collateralized by $190,000,000 U.S. Treasury Bonds (bearing interest at a rate of 5.25% per annum and maturing November 16, 2029) and $62,110,000 U.S. Treasury Bonds (bearing interest at a rate of 7.125% per annum and maturing February 15, 2023), which together have an approximate value of $215,850,658.

  FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures

                                                                ----------------
contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as 'variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the portfolio is included in the portfolio's Statement of Assets and liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option, which the Portfolio has written, is exercised, the portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

  During the six months ended September 30, 1999, transactions in written option contracts were as follows:

                                               MULTI-MANAGED           MULTI-MANAGED
                                                  GROWTH              MODERATE GROWTH            SMALL CAP
                                           ---------------------   ---------------------   ---------------------
                                           CONTRACTS    AMOUNT     CONTRACTS    AMOUNT     CONTRACTS    AMOUNT
                                           ---------   ---------   ---------   ---------   ---------   ---------
Written option contracts as of 3/31/99...       (19)   $ (31,699)       (18)   $ (30,031)        --    $      --
Options written during the year..........      (329)    (601,288)      (324)    (596,342)       (25)     (26,899)
Written options assigned during the
  year...................................        --           --         --           --         --           --
Written options closed during the year...       329      591,564        323      579,239         21       37,055
Net realized gain on written options
  closed.................................        --       17,412         --       23,123         --      (15,144)
                                           --------    ---------   --------    ---------   --------    ---------
Written option contracts as of 9/30/99...       (19)   $ (24,011)       (19)   $ (24,011)        (4)   $  (4,988)
                                           ========    =========   ========    =========   ========    =========

4. PORTFOLIO SECURITIES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for book purposes, including short-term securities and repurchase agreements at September 30, 1999, were as follows:

                                                       AGGREGATE    AGGREGATE
                                                      UNREALIZED    UNREALIZED                       COST OF
                                                         GAIN          LOSS      GAIN/(LOSS) NET   INVESTMENTS
                                                      ---------------------------------------------------------
Multi-Managed Growth................................  $12,428,475   $2,279,128     $10,149,347     $ 64,547,356
Multi-Managed Moderate Growth.......................   10,638,446    2,667,013       7,971,433       72,974,873
Multi-Managed Income/Equity.........................    4,818,213    2,256,671       2,561,542       63,974,830
Multi-Managed Income................................    2,071,302    2,110,539         (39,237)      54,142,419
Asset Allocation: Diversified Growth................   10,944,021    4,981,804       5,962,217      121,420,690
Stock**.............................................   16,618,247    5,816,760      10,801,487       91,741,620
Large Cap Growth....................................    2,224,746    1,065,290       1,159,456       18,880,403
Large Cap Composite.................................    1,315,314      826,987         488,327       12,649,997
Large Cap Value.....................................    1,034,957    1,200,122        (165,165)      15,783,867
Mid Cap Growth*.....................................    2,542,222    1,338,230       1,203,992       15,786,105
Mid Cap Value.......................................      941,465    1,484,242        (542,777)      15,530,416
Small Cap*..........................................    1,766,321    1,738,825          27,496       13,421,153
International Equity**..............................    1,796,924      988,263         808,661       14,381,357
Diversified Fixed Income*...........................       11,498      697,507        (686,009)      16,888,166
Cash Management*....................................           --          345            (345)       1,995,113

-------------
* Post 10/31/98 Capital Loss Deferrals: Mid Cap Growth $16,039; Small Cap $4,898; Diversified Fixed Income $17,410; Cash Management $38.
** Post 10/31/98 Currency Loss Deferrals; Stock $17,947; International Equity $16,570.

----------------
200

4. MANAGEMENT OF THE TRUST: The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SunAmerica. Pursuant to the Management Agreement entered into between SunAmerica (the "Adviser") and the Trust, on behalf of each Portfolio, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

                                                                                       MANAGEMENT
PORTFOLIO                                                             ASSETS              FEES
-------------------------------------------------------------------------------------------------
Multi-Managed Growth                                          >0                         0.89%
Multi-Managed Moderate Growth                                 >0                         0.85%
Multi-Managed Income/Equity                                   >0                         0.81%
Multi-Managed Income                                          >0                         0.77%
Asset Allocation: Diversified Growth                          >0                         0.85%
Stock                                                         >0                         0.85%
Large Cap Growth, Large Cap Composite,                        0-$250 million             0.80%
  Large Cap Value                                             >$250 million              0.75%
                                                              >$500 million              0.70%
Mid Cap Growth, Mid Cap Value,                                0-$250 million             0.85%
  Small Cap                                                   >$250 million              0.80%
                                                              >$500 million              0.75%
International Equity                                          > 0                        1.00%
Diversified Fixed Income                                      0-$200 million             0.70%
                                                              >$200 million              0.65%
                                                              >$400 million              0.60%
Cash Management                                               0-$100 million             0.55%
                                                              >$100 million              0.50%
                                                              >$300 million              0.45%

  The Management Agreement authorizes SunAmerica to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations below serve as Subadvisers (with the exception of SunAmerica, which acts as Adviser,) to the Portfolios pursuant to Subadvisory Agreements with SunAmerica. Each of the Subadvisers is independent of SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers' fees. All Subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following managers:

Multi-Managed Growth                          Janus Capital Corporation
                                              SunAmerica
                                              Wellington Management Company, LLP
Multi-Managed Moderate Growth                 Janus Capital Corporation
                                              SunAmerica
                                              Wellington Management Company, LLP
Multi-Managed Income/Equity                   Janus Capital Corporation
                                              SunAmerica
                                              Wellington Management Company, LLP
Multi-Managed Income                          Janus Capital Corporation
                                              SunAmerica
                                              Wellington Management Company, LLP
Asset Allocation: Diversified Growth          Putnam Investment Management, Inc.
Stock                                         T. Rowe Price Associates, Inc.
Large Cap Growth                              Bankers Trust Company
                                              Goldman Sachs Asset Management
                                              Janus Capital Corporation

                                                                ----------------

Large Cap Composite                           Bankers Trust Company
                                              SunAmerica
                                              T. Rowe Price Associates, Inc.
Large Cap Value                               Bankers Trust Company
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company, LLP
Mid Cap Growth                                Bankers Trust Company
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company, LLP
Mid Cap Value                                 Bankers Trust Company
                                              Goldman Sachs Asset Management
                                              Lord, Abbett & Co.
Small Cap                                     Bankers Trust Company
                                              Lord, Abbett & Co.
                                              SunAmerica
International Equity                          Bankers Trust Company
                                              Goldman Sachs Asset Management International
                                              Lord, Abbett & Co.
Diversified Fixed Income                      Bankers Trust Company
                                              SunAmerica
                                              Wellington Management Company, LLP
Cash Management                               SunAmerica

  SunAmerica has agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolio's average net assets: Multi-Managed Growth 1.29%, Multi-Managed Moderate Growth 1.21%, Multi-Managed Income/Equity 1.14%, Multi-Managed Income 1.06%, Asset Allocation: Diversified Growth 1.21%, Stock 1.21%, Large Cap Growth 1.10%, Large Cap Composite 1.10%, Large Cap Value 1.10%, Mid Cap Growth 1.15%, Mid Cap Value 1.15%, Small Cap 1.15%, International Equity 1.30%, Diversified Fixed Income 1.00% and Cash Management 0.85%. SunAmerica also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. SunAmerica may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by SunAmerica with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payments to SunAmerica and remain in compliance with the foregoing expense limitations.

  At September 30, 1999, the amounts repaid to the Adviser which are included in the management fee along with the remaining balance subject to recoupment are as follows:

                                                                          BALANCE
                                                               AMOUNT    SUBJECT TO
                                                              RECOUPED   RECOUPMENT
                                                              ---------------------
Multi-Managed Income/Equity.................................  $12,574     $    --
Multi-Managed Income........................................    9,940      35,829
Asset Allocation: Diversified Growth........................   34,258      50,397
Large Cap Growth............................................       --      37,470
Large Cap Composite.........................................       --      42,421
Large Cap Value.............................................       --      37,822
Mid Cap Growth..............................................       --      37,907
Mid Cap Value...............................................       --      38,972
Small Cap...................................................       --      41,011
International Equity........................................       --      80,980
Diversified Fixed Income....................................       --      38,493
Cash Management.............................................       --      44,969

----------------
202

8. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the six months ended September 30, 1999, were as follows:

                               PURCHASE OF PORTFOLIO          SALES OF PORTFOLIO
                             SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.         SALES OF U.S.
                               GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES      GOVERNMENT SECURITIES   GOVERNMENT SECURITIES
                             -------------------------------------------------------------------------------------------------------
Multi-Managed Growth.......         $32,612,152                  $30,492,600                $ 2,608,198             $ 1,371,555
Multi-Managed Moderate
  Growth...................          32,538,131                   26,692,479                         --                      --
Multi-Managed
  Income/Equity............          13,358,418                   10,035,712                  4,697,474               3,170,625
Multi-Managed Income.......           8,231,015                    5,022,175                  4,620,769               3,757,105
Asset Allocation:
  Diversified Growth.......          48,095,962                   39,381,788                 21,589,124              15,984,112
Stock......................          38,709,361                   30,278,524                         --                      --
Large Cap Growth...........           8,628,520                    4,948,404                         --                      --
Large Cap Composite........           2,704,146                    1,667,436                         --                      --
Large Cap Value............           5,119,911                    3,199,148                         --                      --
Mid Cap Growth.............           7,692,070                    5,774,343                         --                      --
Mid Cap Value..............           6,820,838                    4,540,977                         --                      --
Small Cap..................           7,193,956                    5,416,198                         --                      --
International Equity.......           4,626,827                    3,043,260                         --                      --
Diversified Fixed Income...           4,506,708                    2,144,185                         --                      --
Cash Management............                  --                           --                         --                      --

9. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker:

                                                              B.T. ALEX    GOLDMAN     ROYAL ALLIANCE
                                                              BROWN INC.    SACHS     ASSOCIATES, INC.
                                                              ----------------------------------------
Large Cap Growth............................................    $1,306       $669             $--
Large Cap Value.............................................        24         --              --
Mid Cap Growth..............................................        30         --              --
Mid Cap Value...............................................       581        694              14
International Equity........................................        21         68              --

  As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group ("AIG"). Effective January 1, 1999, SAAMCo, the investment adviser, became a wholly owned subsidiary of AIG. During the six months ended September 30, 1999, transactions in shares of common stock of AIG were as follows:

                                       MARKET VALUE    COST OF    COST OF    MARKET VALUE    REALIZED      INCOME
                                         3/31/99      PURCHASES    SALES       9/30/99      GAIN/(LOSS)    EARNED
                                       ---------------------------------------------------------------------------
Asset Allocation: Diversified
  Growth.............................    $560,906     $     --    $     --     $505,281       $    --       $551
Large Cap Growth.....................     144,750           --     121,948           --        20,777         62
Large Cap Composite..................      72,375           --          --       65,203            --         71
Large Cap Value......................          --      143,233          --      130,406            --         75

                                                                ----------------

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------
                                                               DIVIDENDS
                                   NET REALIZED                DECLARED     DIVIDENDS      NET
          NET ASSET                & UNREALIZED                FROM NET     FROM NET      ASSET
            VALUE       NET        GAIN(LOSS)     TOTAL FROM   INVEST-      REALIZED      VALUE
 PERIOD   BEGINNING   INVESTMENT      ON          INVESTMENT     MENT       GAIN ON      END OF      TOTAL
 ENDED    OF PERIOD   INCOME(*/**) INVESTMENTS(*) OPERATIONS(*)  INCOME     INVESTMENTS  PERIOD     RETURN(***)
-------------------------------------------------------------------------------------------------------------

                                       Multi-Managed Growth Portfolio

4/15/97-
3/31/98    $10.00       $0.18         $ 2.95        $ 3.13       $(0.08)      $(0.20)     $12.85      31.55%
3/31/99     12.85        0.16           4.41          4.57        (0.18)       (0.03)      17.21      35.98
9/30/99@    17.21        0.09           0.64          0.73        --           --          17.94       4.24

                                   Multi-Managed Moderate Growth Portfolio
4/15/97-
3/31/98     10.00        0.27           2.40          2.67        (0.13)       (0.17)      12.37      26.86

3/31/99     12.37        0.28           3.10          3.38        (0.23)       (0.02)      15.50      27.73
9/30/99@    15.50        0.16           0.29          0.45        --           --          15.95       2.90

                                    Multi-Managed Income/Equity Portfolio
4/15/97-
3/31/98     10.00        0.41           1.68          2.09        (0.20)       (0.10)      11.79      21.10
3/31/99     11.79        0.43           1.57          2.00        (0.36)       (0.10)      13.33      17.27

9/30/99@    13.33        0.25          (0.07)         0.18        --           --          13.51       1.35

                                       Multi-Managed Income Portfolio
4/15/97-
3/31/98     10.00        0.51           1.15          1.66        (0.27)       (0.10)      11.29      16.81
3/31/99     11.29        0.53           0.72          1.25        (0.40)       (0.07)      12.07      11.19
9/30/99@    12.07        0.28          (0.30)        (0.02)       --           --          12.05      (0.17)

                               Asset Allocation: Diversified Growth Portfolio
4/15/97-
3/31/98     10.00        0.23           1.76          1.99        (0.12)       (0.16)      11.71      20.09
3/31/99     11.71        0.14           0.90          1.04        (0.12)       --          12.63       9.02

9/30/99@    12.63        0.11         --              0.11        --           --          12.74       0.87

--------  ---------------------------------------------
                                  RATIO OF
                                   NET
            NET      RATIO OF     INVESTMENT
           ASSETS    EXPENSES     INCOME TO
           END OF    TO AVERAGE   AVERAGE
 PERIOD    PERIOD     NET          NET         PORTFOLIO
 ENDED    (000'S)    ASSETS(+)    ASSETS(+)    TURNOVER
--------
          ---------------------------------------------
          Multi-Managed
           Growth
          Portfolio
                       Multi-Managed Growth Portfolio
4/15/97-
3/31/98   $ 32,481     1.29%#       1.52%#       114%
3/31/99     69,712     1.19         1.11         124
9/30/99@    74,607     1.12#        1.06#         46
          Multi-Managed
          Moderate
           Growth
          Portfolio

                       Multi-Managed Moderate Growth
                                 Portfolio
4/15/97-
3/31/98     32,622     1.21#        2.36#        101
3/31/99     75,694     1.16         2.08         105
9/30/99@    80,639     1.07#        2.06#         36
          Multi-Managed
          Income/Equity
          Portfolio

                        Multi-Managed Income/Equity
                                 Portfolio
4/15/97-
3/31/98     25,957     1.14#        3.72#         46
3/31/99     62,121     1.14         3.51          65
9/30/99@    65,588     1.09#++      3.64#++       19
          Multi-Managed
           Income
          Portfolio
                       Multi-Managed Income Portfolio
4/15/97-
3/31/98     18,378     1.06#        4.69#         47
3/31/99     50,250     1.06         4.50          43
9/30/99@    52,998     1.06#        4.67#         17
           Asset
          Allocation:
          Diversified
           Growth
          Portfolio
                       Asset Allocation: Diversified
                              Growth Portfolio
4/15/97-
3/31/98     50,384     1.21#        2.06#        166
3/31/99    117,663     1.21         1.21         149
9/30/99@   125,984     1.21#        1.63#         52

----------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 @ Unaudited

 # Annualized

  ++ Net of custody credits of 0.01%

  + The investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                                                         NET INVESTMENT
                                                                        EXPENSES                          INCOME (LOSS)
                                                            ---------------------------------   ---------------------------------
                                                            3/31/98#     3/31/99     9/30/99#   3/31/98#     3/31/99     9/30/99#
                                                            ---------   ----------   --------   ---------   ----------   --------
Multi-Managed Growth Portfolio............................    1.44%       1.19%        1.12%      1.37%       1.11%        1.06%
Multi-Managed Moderate Growth Portfolio...................    1.40        1.16         1.07       2.17        2.08         2.06
Multi-Managed Income/Equity Portfolio.....................    1.43        1.14         1.09       3.43        3.51         3.64
Multi-Managed Income Portfolio............................    1.50        1.07         1.06       4.25        4.49         4.67
Asset Allocation: Diversified Growth Portfolio............    1.53        1.22         1.21       1.74        1.20         1.63

See Notes to Financial Statements

----------------
204

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------
                                                                DIVIDENDS
                                    NET REALIZED                DECLARED    DIVIDENDS      NET                    NET
          NET ASSET                 & UNREALIZED                FROM NET    FROM NET      ASSET                  ASSETS
            VALUE       NET         GAIN(LOSS)     TOTAL FROM   INVEST-     REALIZED      VALUE                  END OF
 PERIOD   BEGINNING   INVESTMENT       ON          INVESTMENT    MENT       GAIN ON      END OF      TOTAL       PERIOD
 ENDED    OF PERIOD   INCOME(*/**)  INVESTMENTS(*) OPERATIONS(*) INCOME     INVESTMENTS  PERIOD     RETURN(***) (000'S)
-------


                                                    Stock Portfolio
4/15/97-
3/31/98    $10.00        $0.03         $4.80         $4.83       $(0.02)      $(0.15)     $14.66      48.59%    $ 42,085
3/31/99     14.66         0.03          1.84          1.87        (0.02)       (0.30)      16.21      13.05       97,047

9/30/99@    16.21         0.01         (0.08)        (0.07)       --           --          16.14      (0.43)     102,721

                                               Large Cap Growth Portfolio

2/8/99-
3/31/99     10.00        --             0.77          0.77        --           --          10.77       7.70       14,916
9/30/99@    10.77        (0.01)         0.38          0.37        --           --          11.14       3.44       20,126

                                             Large Cap Composite Portfolio
2/8/99-
3/31/99     10.00         0.01          0.43          0.44        --           --          10.44       4.40       11,834

9/30/99@    10.44         0.01          0.04          0.05        --           --          10.49       0.48       13,127

                                               Large Cap Value Portfolio
2/8/99-
3/31/99     10.00         0.02          0.19          0.21        --           --          10.21       2.10       13,625

9/30/99@    10.21         0.07          0.08          0.15        --           --          10.36       1.47       15,544

                                                Mid Cap Growth Portfolio
2/8/99-
3/31/99     10.00        --             0.46          0.46        --           --          10.46       4.60       13,887
9/30/99@    10.46        (0.03)         0.89          0.86        --           --          11.32       8.22       16,959

--------  --------------------------------------------------------------------------------------------------------------
          ----------------------------------
                       RATIO OF
                        NET
          RATIO OF     INVESTMENT
          EXPENSES     INCOME TO
          TO AVERAGE   AVERAGE
 PERIOD    NET          NET         PORTFOLIO
 ENDED    ASSETS(+)    ASSETS(+)    TURNOVER

                   Stock Portfolio
4/15/97-
3/31/98     1.21%#       0.24%#         46%
3/31/99     1.10         0.20           52
9/30/99@    1.08#        0.08#          31

              Large Cap Growth Portfolio
2/8/99-
3/31/99     1.10#        0.20#           6
9/30/99@    1.10#       (0.25)#         30

            Large Cap Composite Portfolio
2/8/99-
3/31/99     1.10#        0.55#           8
9/30/99@    1.10#++      0.25#++        14

              Large Cap Value Portfolio
2/8/99-
3/31/99     1.10#        1.53#           5
9/30/99@    1.10#++      1.17#++        21

               Mid Cap Growth Portfolio
2/8/99-
3/31/99     1.15#       (0.15)#          5
9/30/99@    1.15#++     (0.61)#++       38

----------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 @ Unaudited

 # Annualized

  ++ Net of custody credits of 0.01%, 0.01% and 0.02%, respectively, for the Large Cap Composite, Large Cap Value and Mid Cap Growth Portfolios

  + During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                                                         NET INVESTMENT
                                                                       EXPENSES                          INCOME (LOSS)
                                                          ----------------------------------   ----------------------------------
                                                          3/31/98#    3/31/99     9/30/99#     3/31/98#    3/31/99     9/30/99#
                                                          ---------   --------   -----------   ---------   --------   -----------
Stock Portfolio.........................................    1.26%      1.10%        1.08 %       0.19%      0.20%        0.08 %
Large Cap Growth Portfolio..............................      --       2.12#        1.30           --      (0.82)#      (0.45)
Large Cap Composite Portfolio...........................      --       2.33#        1.45           --      (0.68)#      (0.10)
Large Cap Value Portfolio...............................      --       2.16#        1.32           --       0.47#        0.95
Mid Cap Growth Portfolio................................      --       2.22#        1.37           --      (1.22)#      (0.83)

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------
                                                                DIVIDENDS
                                    NET REALIZED                DECLARED    DIVIDENDS      NET                    NET
          NET ASSET                 & UNREALIZED                FROM NET    FROM NET      ASSET                  ASSETS
            VALUE       NET         GAIN(LOSS)     TOTAL FROM   INVEST-     REALIZED      VALUE                  END OF
 PERIOD   BEGINNING   INVESTMENT       ON          INVESTMENT    MENT       GAIN ON      END OF      TOTAL       PERIOD
 ENDED    OF PERIOD   INCOME(*/**)  INVESTMENTS(*) OPERATIONS(*) INCOME     INVESTMENTS  PERIOD     RETURN(***) (000'S)
-------


                                                Mid Cap Value Portfolio
2/8/99-
3/31/99    $10.00        $0.02        $ (0.04)      $ (0.02)     $--          $--         $ 9.98      (0.20)%   $ 13,088

9/30/99@    9.98          0.04           0.19          0.23       --           --          10.21       2.30       14,681

                                                  Small Cap Portfolio
2/8/99-
3/31/99     10.00        --             (0.09)        (0.09)      --           --           9.91      (0.90)      11,140

9/30/99@    9.91         (0.01)          0.65          0.64       --           --          10.55       6.46       13,616

                                             International Equity Portfolio
2/8/99-
3/31/99     10.00         0.02           0.32          0.34       --           --          10.34       3.40       13,693

9/30/99@    10.34         0.04           0.52          0.56       --           --          10.90       5.42       15,537

                                           Diversified Fixed Income Portfolio
2/8/99-
3/31/99     10.00         0.06          (0.12)        (0.06)      --           --           9.94      (0.60)      15,229

9/30/99@    9.94          0.26          (0.35)        (0.09)      --           --           9.85      (0.91)      16,065

                                               Cash Management Portfolio

2/8/99-
3/31/99     10.00         0.06         --              0.06       --           --          10.06       0.60        2,021
9/30/99@    10.06         0.22          (0.01)         0.21       --           --          10.27       2.09        1,969

--------  --------------------------------------------------------------------------------------------------------------
          ----------------------------------
                       RATIO OF
                        NET
          RATIO OF     INVESTMENT
          EXPENSES     INCOME TO
          TO AVERAGE   AVERAGE
 PERIOD    NET          NET         PORTFOLIO
 ENDED    ASSETS(+)    ASSETS(+)    TURNOVER
               Mid Cap Value Portfolio
2/8/99-
3/31/99     1.15%#       1.60%#         6%
9/30/99@    1.15#        0.80#         32

                 Small Cap Portfolio
2/8/99-
3/31/99     1.15#        0.31#          3
9/30/99@    1.15#++     (0.10)#++      46

            International Equity Portfolio
2/8/99-
3/31/99     1.30#        1.43#          7
9/30/99@    1.30#++      0.76#++       21

          Diversified Fixed Income Portfolio
2/8/99-
3/31/99     1.00#        4.53#         30
9/30/99@    1.00#        5.23#         15

              Cash Management Portfolio
2/8/99-
3/31/99     0.85#        3.97#         --
9/30/99@    0.85#++      4.20#++       --

----------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 @ Unaudited

 # Annualized

  ++ Net of custody credits of 0.01%, 0.02% and 0.01%, respectively, for the Small Cap, International Equity and Cash Management Portfolios

  + During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                                         NET INVESTMENT
                                                                    EXPENSES              INCOME (LOSS)
                                                              ---------------------   ---------------------
                                                              3/31/99#    9/30/99#    3/31/99#    9/30/99#
                                                              ---------   ---------   ---------   ---------
Mid Cap Value Portfolio.....................................    2.23%       1.40        0.52%       0.55
Small Cap Portfolio.........................................    2.46        1.47       (1.00)      (0.42)
International Equity Portfolio..............................    3.59        1.81       (0.86)       0.25
Diversified Fixed Income Portfolio..........................    1.91        1.24        3.62        4.99
Cash Management Portfolio...................................    8.41        3.13       (3.59)       1.92

See Notes to Financial Statements

----------------
206

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
J-2309-SAR (11/99)